As filed with the Securities and Exchange Commission on April 23, 2010
Registration No. 333-38343/811-8878

                  SECURITIES AND EXCHANGE COMMISSION
                WASHINGTON, D.C.  20549

                             FORM N-6
                    REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                 PRE-EFFECTIVE AMENDMENT NO.    (  )
                 POST-EFFECTIVE AMENDMENT NO. 7  (X)
              and/or
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
              COMPANY ACT OF 1940
              Amendment No.36 (X)
               (Check appropriate box or boxes)

                TFLIC SERIES LIFE ACCOUNT
               (Exact Name of Registrant)

                      TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
                             (Name of Depositor)
                            440 Mamaroneck Avenue
                            Harrison, New York 10528

                  (Address of Depositor's Principal Executive Offices) (Zip Code)
                 Depositor's Telephone Number, including Area Code:
                              (727) 299-1531

               Arthur D. Woods, Esq.
               Vice President, Assistant Secretary and Counsel
                Transamerica Financial Life Insurance Company
              P.O. Box 9054
               Clearwater, FL  33758-9054
                (Name and Address of Agent for Service)

              Copy to:
                             Mary Jane Wilson-Bilik, Esq.
                Sutherland Asbill & Brennan LLP
                1275 Pennsylvania Avenue, N.W.
                Washington, D.C. 20004-2415

It is proposed that this filing will become effective (check appropriate box):

      immediately upon filing pursuant to paragraph (b)
  X  on May 1, 2010 pursuant to paragraph (b)
       60 days after filing pursuant to paragraph (a)(1)
___   on   Date  , pursuant to paragraph (a)(1)

If appropriate, check the following box:

___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

INFORMATION REQUIRED IN A PROSPECTUS

P R O S P E C T U S
May 1, 2010
TFLIC FINANCIAL FREEDOM BUILDER®
issued through
TFLIC Series Life Account
by
Transamerica Financial Life Insurance Company
Home Office:
440 Mamaroneck Avenue
Harrison, New York 10528

Direct electronic, telephonic and facsimile transactions to the
Administrative Office:
1-800-322-7353
Facsimile: 1-727-299-1648 (subaccount transfers)
1-727-299-1620 (all other fax transactions)

Send All Claim Forms to the administrative office at:
P.O. Box 9008
Clearwater, FL 33758-9008

Send all payments, correspondence and notices to the Mailing Address:
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa 52499
An Individual Flexible Premium Variable Life Insurance Policy

This prospectus describes the TFLIC Financial Freedom Builder ®, a flexible premium variable life insurance policy (the “Policy”).  You can allocate your Policy’s cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to the WRL Series Life Account, which invests through its subaccounts in portfolios of the Transamerica Series Trust – Initial Class (“Series Trust”),  the Fidelity Variable Insurance Products Funds – Service Class 2 (the “Fidelity VIP Fund”), and the ProFunds. Please refer to the next page of this prospectus for the list of portfolios available to you under this Policy. We do not currently offer the Policy for sale to new purchasers.

Investing in the Policy   involves risk, including possible loss of premiums.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your Policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another Policy you own to make premium payments under this Policy.

Prospectuses for the portfolios of the funds must accompany this prospectus.  Certain portfolios may not be available.  Please read these documents before investing and save them for future reference.

An investment in this Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus.  Any representation to the contrary is a criminal offense.

Policy Benefits/Risks Summary TFLIC Financial Freedom Builder	1
Policy Benefits	1
Risks of Your Policy	3
FEE TABLES	5
Range of Expenses for the Portfolios	10
Transamerica. The Separate Account, the Fixed Account and the Portfolios	10
Transamerica	10
The Separate Account	11
The Fixed Account	12
The Portfolios	12
Charges and Deductions	19
Premium Charges	20
Monthly Deductions	20
Mortality and Expense Risk Charge	22
Surrender Charge	22
Transfer Charge	24
Loan Interest Spread	24
Cash Withdrawal Charge	24
Taxes	24
Portfolio Expenses	24
Revenue We Receive	25
The Policy	26
Ownership Rights	26
Modifying the Policy	26
Purchasing a Policy	27
When Insurance Coverage Takes Effect	27
Canceling a Policy	29
Policy Features	29
Premiums	29
Transfers	31
General	31
Disruptive Trading and Market Timing	32
Telephone, Fax, and Online Privileges	34
Fixed Account Transfers	35
Conversion Rights	35
Dollar Cost Averaging	36
Asset Rebalancing Program	37
Third Party Asset Allocation Services	37
Policy Values	38
Cash Value	38
Net Surrender Value	38
Subaccount Value	38
Subaccount Unit Value	39
Fixed Account Value	40
Death Benefit	40

Death Benefit Proceeds	40
Surrenders and Cash Withdrawals	43
Surrenders	43
Cash Withdrawals	43
Loans	45
General	45
Policy Lapse and Reinstatement	46
Lapse	46
Federal Income Tax Consideration	48
Other Policy Information	51
Settlement Options	51
Benefits at Maturity	52
Retained Asset Accounts	52
Payments We Make	52
Split Dollar Arrangements	52
Assignment of the Policy	53
Policy Termination	53
Supplemental Benefits (Riders)	53
Additional Information	56
Glossary	60
Appendix A - Illustrations
Prospectus Back Cover	71

PORTFOLIOS AVAILABLE UNDER YOUR POLICY
Transamerica Series Trust:	Transamerica Series Trust (cont.):	ProFunds:
➢ Transamerica Asset Allocation – Conservative VP*	➢ Transamerica Hanlon Growth and Income VP*	➢ ProFund VP Bull
➢ Transamerica Asset Allocation – Conservative VP*	➢ Transamerica Hanlon Growth VP*	➢ ProFund VP Money Market*
➢ Transamerica Asset Allocation – Growth VP*	➢ Transamerica Hanlon Managed Income VP*	➢ * ProFund VP NASDAQ-100
➢ Transamerica Asset Allocation – Moderate Growth VP*	➢ Transamerica International Moderate Growth VP*	➢ ProFund VP Short Small-Cap
➢ Transamerica Asset Allocation – Moderate VP*	➢ Transamerica JPMorgan Core Bond VP	➢ ProFund VP Small-Cap
➢ Transamerica Balanced VP*	➢ Transamerica JPMorgan Mid Cap Value VP*
➢ Transamerica BlackRock Large Cap Value VP*	➢ Transamerica Jennison Growth VP*	Fidelity Variable Insurance Products:
➢ Transamerica Clarion Global Real Estate Securities VP	➢ Transamerica MFS International Equity VP	➢ Fidelity VIP Contrafund® Portfolio*
➢ Transamerica Convertible Securities VP	➢ Transamerica Money Market VP*	➢ Fidelity VIP Equity-Income Portfolio*
➢ Transamerica Diversified Equity VP*	➢ Transamerica Morgan Stanly Mid- Cap Growth VP*	➢ Fidelity VIP Growth Opportunities Portfolio*
➢ Transamerica Federated Market Opportunity VP	Transamerica PIMCO Total Return VP
➢ Transamerica Focus VP*	Transamerica Small/Mid Cap Value VP
➢ Transamerica Foxhall Emerging Markets/Pacific Rim VP*	➢ Transamerica T. Rowe Price Small Cap VP
➢ Transamerica Foxhall Global Conservative VP*	➢ Transamerica Third Avenue Value VP
➢ Transamerica Foxhall Global Growth VP*	➢ Transamerica WMC Diversified Growth VP*
➢ Transamerica Foxhall Global Hard Asset VP*
➢ Transamerica Growth Opportunities VP
➢ Transamerica Hanlon Balanced VP*

* Please see the footnote for this portfolio in the section entitled “Transamerica, the Separate Account, the Fixed Account and the Portfolios” in this prospectus.

Policy Benefits/Risks SummaryTFLIC Financial Freedom Builder®

This summary describes the Policy’s important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information (“SAI”). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

Policy Benefits

The Policy in General

•
The TFLIC Financial Freedom Builder® is an individual flexible premium variable life insurance policy, which gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred accumulation of cash value.

•
The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you.  You should only purchase the Policy if you have the financial ability to keep it in force for a substantial period of time.  You should consider this Policy in conjunction with other insurance that you own.

•	There may be adverse consequences should you decide to surrender your Policy early, such as payment of a surrender charge during the first 15 Policy years.

•
You can invest your net premium in, and transfer your cash value to, subaccounts.  While allocated to subaccounts, your cash value will fluctuate with the daily performance of the portfolios in which the subaccounts invest.

•
You may place your money in the fixed account where it earns an interest rate declared in advance for a specific period (at least 4% annual interest) or in any of the subaccounts of the Separate Account which are described in this prospectus.

•
The Policy’s cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges that we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and cash withdrawals).  Because returns are not guaranteed, the Policy is not suitable as a short-term investment savings vehicle.

•	Your Policy offers supplemental riders, and depending on which riders are selected, certain charges may be deducted from the Policy’s cash value as part of the monthly deductions.

•
Your Policy has a No Lapse Guarantee which means your Policy will remain in force and no grace period will begin until the no lapse date shown on your Policy schedule page, or as stated in the endorsement shown in the section entitled “Policy Lapse and Reinstatement” in this prospectus.  This is true even if your net surrender value is too low to pay the monthly deductions, as long as, on any Monthiversary, you have paid total premiums (minus any cash withdrawals, minus any outstanding loan amount, minus any accrued interest, and minus any decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month from the Policy date up to and including the current month.  The No Lapse Guarantee is discussed in more detail in the section entitled “Policy Lapse and Reinstatement” in this prospectus.

•
You will have a “free look period” once we deliver your Policy.  You may return the Policy during this period and receive a refund.  Please see “Canceling a Policy” for a description of the free look period.

•
You may not increase your specified amount.   After the 3rd Policy year and once each Policy year thereafter, you may make the following changes: you may change the death benefit option or decrease the specified amount.  The amount of your decrease may be limited.  For further details, please see “Death Benefits –Changing the Death Benefit Option” and “Decreasing the Specified Amount” in this prospectus.

Flexibility

The Policy is designed to be flexible to meet your specific circumstances and life insurance needs.  Within certain limits, you can:

•	Choose the timing, amount and frequency of premium payments.

•	Change the Death Benefit Option.

•	Decrease the amount of the insurance coverage.

•	Change the beneficiary.

•	Transfer cash value among investment options available under the Policy.

•	Take a loan against the Policy.

•	Take cash withdrawals or surrender the Policy.

Death Benefit

If the insured dies while the Policy is in force, we will pay a death benefit to the named beneficiary(ies) in accordance with the terms of the Policy. The amount of the death benefit generally depends on the specified amount of insurance that you select, the death benefit option that you choose, your Policy’s cash value, and any additional insurance provided by riders that you purchase.

You may choose one of three Death Benefit Options:

	Option A is the greater of:

	>	the current specified amount; or
	>	a specific percentage multiplied by the Policy’s cash value on the date of the insured’s death; or
	>	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

	Option B is the greater of:
	>	the current specified amount plus the Policy's cash value on the date of the insured's death; or
	>	a specific percentage multiplied by the Policy’s cash value on the date of the insured’s death; or
	>	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Option C is the greater of:
	>	the amount payable under Option A; or
	>	the current specified amount, multiplied by age-based “factor,” plus the Policy’s cash value on the date of the insured’s death; or
	>	the amount required for the Policy to qualify as a life insurance policy under Section 7702 of the Internal Revenue Code.

Cash Value

Cash value is the value of your Policy on any business day.  It is not guaranteed – it depends on the performance of the investment options that you have chosen, the timing and the amount of premium payments you have made, Policy charges, and how much you   have borrowed or withdrawn from the Policy.

You can access your cash value in several ways:

•
Withdrawals – you can withdraw part of your Policy’s cash value once each year after the first Policy year.  Withdrawals are described in more detail in “Surrenders and Cash Withdrawals – Cash Withdrawals.”

•	Loans – you can take out a loan from the Policy using your Policy’s cash value as security. Loans and loan interest are described in the section of this prospectus entitled “Loans.”

Surrender – you can surrender or cash in your Policy for its net surrender value while the insured is alive.  You may pay a substantial surrender charge. Surrenders are described in more detail in the section entitled “Surrenders and Cash Withdrawals – Surrenders.”

Investment Options

You can choose to allocate your net premiums and cash value among the subaccounts, each of which invests in a corresponding portfolio of the various underlying funds.  Your Policy also offers a fixed account option, which provides a guaranteed minimum rate of interest.  You can accumulate cash value in the fixed account and the subaccounts without paying any current income tax.

You can transfer your cash value among the fixed account and the subaccounts during the life of your Policy. We may limit the number of transfers out of the fixed account and, in some cases, may limit your transfer activity to deter disruptive trading and market timing.  We may charge a $25 transfer processing fee for each transfer after the first 12 transfers in a Policy year.  For more details, please refer to the section entitled "Transfers" in this prospectus.

Tax Benefits

We intend the Policy to qualify as a life insurance contract under the Internal Revenue Code so that the death benefit generally should be excludable from the taxable income of the beneficiary.  You also will generally not be taxed on any part of your Policy’s cash value unless you take a cash withdrawal or a loan that is not repaid from your Policy. If your Policy is not a Modified Endowment Contract (“MEC”), you should not be deemed in receipt of any taxable gains included in cash value until withdrawals and surrenders exceed your tax basis in the Policy or other distributions are made as described in the “Federal Income Tax Considerations” section of this prospectus. (Note: A MEC is a life insurance contract under the tax code under which funds that are withdrawn in the form of policy loans, cash withdrawals, assignments, and pledges are treated first as taxable income to the policyowner to the extent of gain then in the policy and then a non-taxable recovery of tax basis.)  Transfers between the subaccounts are not taxable transactions.  Please refer to “Federal Income Tax Considerations” for more details.

Risks of Your Policy

Long-term Financial Planning

The Policy is designed to help meet long-term financial objectives by paying a death benefit to family members and/or other named beneficiaries. It is not suitable as a short-term savings vehicle.  It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs.  You may pay a substantial charge if you surrender your Policy.  Taking a withdrawal may also incur charges. See the Fee Tables and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your registered representative.

Risk of an Increase in Current Fees and Expenses

Certain fees and expenses are currently assessed at less than their guaranteed maximum levels.  In the future, these charges may be increased up to the guaranteed (maximum) levels.  If fees and expenses are increased, you may need to increase the amount and/or frequency of premiums to keep your Policy in force.

Investment Risks

If you invest your Policy’s cash value in one or more subaccounts, then you will be subject to the risk that investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease.  Also, we deduct Policy fees and charges from your cash value, which can significantly reduce your cash value.  During times of poor investment performance, this deduction will have an even greater impact on your cash value.  You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums.  If you allocate premiums to the fixed account, then we credit your fixed account value with a declared rate of interest.  You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risks of Managing General Account Assets

In addition to your fixed account allocations, general account assets are used to support the payment of the death benefit under the Policy.  To the extent that Transamerica is required to pay you amounts in addition to your cash value under the death benefit, such amounts will come from general account assets.  You should be aware that the general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk, and is also subject to the claims of the Company’s general creditors.  The Company’s financial statements contained in the Statement of Additional Information include a further discussion of risks inherent with the general account investments.

Premium Payments

Federal tax laws limit the amount of premium payments you can make in relation to your Policy’s Death Benefit.  We may refuse all or part of a premium payment that you make or remove all or part of a premium from your Policy and return it to you under certain circumstances to maintain qualification of the Policy as a life insurance contract for federal income tax purposes.  Please refer to the section entitled “Premiums” for more details.

Lapse

Your Policy stays In Force as long as you have sufficient cash value to cover your monthly deductions and Policy charges.  Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have insurance coverage.  A Policy lapse may have adverse tax consequences.  There are costs associated with reinstating a lapsed Policy.  For a detailed discussion of your Policy’s Lapse and Reinstatement policies, please refer to “Policy Lapse and Reinstatement.”

Withdrawals and Loans

Making a withdrawal or taking a loan may:

•	Change your Policy’s tax status

•	Reduce your Policy’s specified amount

•	Reduce your Policy’s death benefit

•	Reduce the death benefit proceeds paid to your beneficiary

•	Make your Policy more susceptible to lapsing.

Cash withdrawals will reduce your cash value.  Withdrawals, especially those taken during periods of poor investment performance, could considerably reduce or eliminate some benefits or guarantees under the Policy. Federal income taxes and a penalty tax may apply to loans, cash withdrawals and surrenders.

Be sure to plan carefully before using these Policy benefits.  For a detailed description of withdrawals and loans, and any associated risks, please see the section s of this prospectus entitled “Surrenders and Cash Withdrawals – Cash Withdrawals” and “Loans.”

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not paid any outstanding policy loans.

If your Policy is a MEC, all cash withdrawals, surrenders, assignments, pledges, and loans that you make or that you receive during the life of the Policy may be subject to tax and a 10% federal tax penalty. There are other tax issues to consider when you own a life insurance policy.  These are described in more detail in the section entitled “Federal Income Tax Considerations.”

Note:  You should consult with your own qualified tax advisor to apply the law to your particular circumstances.

Portfolio Risks

A comprehensive discussion of the risks of each portfolio may be found in each portfolio’s prospectus.  Please refer to the prospectuses for the portfolios for more information.

 There is no assurance that any portfolio will meet its investment objective.

Fee Tables

The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy.  If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics set forth below.  These charges may not be typical of the charges you will pay.

The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making cash withdrawals from the Policy, surrendering the Policy, or transferring Policy cash value among the subaccounts and the fixed account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge2
Premium Charges: Premium Expense Charge Premium Collection Charge	Upon payment of each premium	First 10 Policy years = 6.0% of each premium payment; and 2.5% of premiums in Policy years 11+ $3.00 per premium	First 10 Policy years = 6.0% of each premium payment; and 2.5% of premiums in Policy years 11+ $3.00 per premium
Cash Withdrawal Charge1	Upon withdrawal	2.0% of the amount withdrawn, not to exceed $25	2.0% of the amount withdrawn, not to exceed $25

1 When we incur the expense of expedited delivery of your partial withdrawal or complete surrender payment, we will assess the following charges: $20 for overnight delivery ($30 for Saturday delivery); and $25 for wire service.
2The Company reserves the right at any time to change the current charge but never to a level that exceeds the guaranteed charge.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Surrender Charge3	Upon full surrender of the Policy during the first 15 Policy years
Minimum Charge		$7.68 per $1,000 of specified amount during first Policy year4	$7.68 per $1,000 of specified amount during first Policy year4
Maximum Charge		$57.00 per $1,000 of specified amount during first Policy year5	$57.00 per $1,000 of specified amount during first Policy year5
Charge for a Policy insuring a female, issue age 35 in the ultimate select non-tobacco use underwriting class		$15.04 per $1,000 of specified amount during first Policy year	$15.04 per $1,000 of specified amount during first Policy year
Transfer Charge6	Upon transfer	$25 for each allocation instruction change request in excess of one per Policy quarter	$25 for each transfer in excess of 12 per Policy year
Change in Net Premium Allocation Charge	Upon change of allocation instructions for premium payments in excess of one per Policy quarter	$25	None
Pro Rata Decrease Charge	Deducted when specified amount is decreased during the first 15 Policy years	Equal to a pro-rata portion of the surrender charge (as of the date of the decrease) applicable to that portion of the specified amount that is decreased.	Equal to a pro-rata portion of the surrender charge (as of the date of the decrease) applicable to that portion of the specified amount that is decreased.
Terminal Illness Accelerated Death Benefit Rider	When rider is exercised	Discount Factor7	Discount Factor7

3The surrender charge will vary based on the issue age, gender and underwriting class of the insured on the Policy date. The amount of the surrender charge generally declines over time.  The surrender charge factor for the Policy will be 1.00 at issue and will decrease until it reaches zero at the end of the 15th Policy year after the Policy date.  The surrender charge shown in the table is rounded up.  The charges shown in the table may not be typical of the charges you will pay.  More detailed information about the surrender charges applicable to you is available from your agent.
4This minimum surrender charge is based on an insured with the following characteristics: female, issue age 4, in the juvenile underwriting class. This minimum charge may also apply to insureds with other characteristics.
5This maximum surrender charge is based on an insured with the following characteristics: male, issue age 80, in the standard tobacco use underwriting class. This maximum charge may also apply to insureds with other characteristics.
6The first 12 transfers per Policy year are free.
7We do not assess an administrative charge for this rider; however, we reduce the single sum benefit by a discount factor to compensate us for lost income resulting from the early payment of the death benefit. The discount rate is equal to the current yield on 90-day U.S. Treasury bills or 5%, whichever is greater. For a complete description of the Terminal Illness Accelerated Death Benefit Rider, please refer to the section entitled “Terminal Illness Accelerated Death Benefit Rider” in this prospectus.

The table below describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Monthly Policy Charge	Monthly on the Policy date and on each Monthiversary	$7.50 per month	$5.00 per month
Cost of Insurance8 (without Extra Ratings)9	Monthly on the Policy date and on each Monthiversary until the insured reaches age 95
Minimum Charge10		$0.06 per $1,000 of net amount at risk per month	$0.06 per $1,000 of net amount at risk per month
Maximum Charge11		$24.85 per $1,000 of net amount at risk per month	$21.12 per $1,000 of net amount at risk per month
Initial charge for a female insured, issue age 35, in the ultimate select non-tobacco use class		$0.12 per $1,000 of net amount at risk per month	$0.11 per $1,000 of net amount at risk per month
Mortality and Expense Risk Charge	Daily	Annual rate of 0.90% of daily net assets of each subaccount in which you are invested	Annual rate of 0.90% for Policy years 1- 15 and 0.75% for Policy years 16+ of daily net assets of each subaccount in which you are invested
Loan Interest Spread	On Policy anniversary12	2.0% (effective annual rate, after rounding)13	1.25% (effective annual rate, after rounding)13

8Cost of insurance charges are based on each insured’s issue age, gender, underwriting class, specified amount, Policy year, and the net amount at risk. Cost of insurance rates generally will increase each year with the age of the insured. The cost of insurance rates shown in the table may not be representative of the charges you will pay.  Your Policy’s schedule page will indicate the guaranteed cost of insurance charges applicable to your Policy.  You can obtain more detailed information concerning your cost of insurance charges by contacting your agent.
9We may place insureds in sub-standard underwriting classes with extra ratings that reflect higher mortality risks and that result in higher cost of insurance rates. If the insured possesses additional mortality risks, we may add a surcharge to the cost of insurance rates up to a total charge of $83.33 monthly per $1,000 of net amount at risk.
10This minimum charge is based on an insured with the following characteristics: female, age 10 at issue, juvenile class and in the first Policy year. This minimum charge may also apply to insureds with other characteristics.
11This maximum charge is based on an insured with the following characteristics: male, age 75 at issue, standard tobacco underwriting class and in the 20th Policy year. This maximum charge may also apply to insureds with other characteristics.
12While a Policy loan is outstanding, loan interest is payable in advance on each Policy anniversary. If prior to the next Policy anniversary, there is a loan repayment, Policy lapse or surrender, Policy termination, or the insured’s death, we will refund the amount of any loan interest we charged in advance for the period between the date of any such occurrence above and the next Policy anniversary.
13The Loan Interest Spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your loan account.  We charge you an annual interest rate on a Policy loan of 5.66% in advance (6.00% effective annual interest rate) on each Policy anniversary.  We will also currently credit the amount in the loan reserve with an effective annual interest rate of 4.75% (4.0% minimum guaranteed).

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Optional Rider Charges:
Accidental Death Benefit Rider14	Monthly on the Policy date and on each Monthiversary until the insured reaches age 70
Minimum Charge15		$0.10 per $1,000 of rider face amount per month	$0.10 per $1,000 of rider face amount per month
Maximum Charge16		$0.18 per $1,000 of rider face amount per month	$0.18 per $1,000 of rider face amount per month
Initial charge for a female insured, issue age 35		$0.10 per $1,000 of rider face amount per month	$0.10 per $1,000 of rider face amount per month
Children’s Insurance Rider17	Monthly on the Policy date and on each Monthiversary until the youngest child reaches age 25	$0.60 per $1,000 of rider face amount per month	$0.60 per $1,000 of rider face amount per month
Other Insured Rider18 (without Extra Ratings)9	Monthly on the Policy date and on each Monthiversary until the other insured reaches age 79
Minimum Charge10		$0.06 per $1,000 of rider face amount per month	$0.06 per $1,000 of rider face amount per month
Maximum Charge19		$8.83 per $1,000 of rider face amount per month	$7.22 per $1,000 of rider face amount per month

14Optional rider cost of insurance charges are based on each insured’s attained age, gender and rider face amount. The cost of insurance rates shown in the table may not be representative of the charges you will pay.  The rider will indicate the maximum guaranteed rider charges applicable to your Policy.  You can obtain more information about this rider by contacting your agent.
15This minimum charge is based on an insured with the following characteristics: male, age 45 at issue and in the first Policy year.  This minimum charge may also apply to insureds with other characteristics.
16This maximum charge is based on an insured with the following characteristics: male, age 50 at issue and in the 20th Policy year. This maximum charge may also apply to insureds with other characteristics.
17The charge for this rider is based on the rider face amount and the cost per $1,000 does not vary.
18Rider cost of insurance charges are based on each insured’s issue age, gender, underwriting class, Policy year, and the rider face amount. Cost of insurance rates generally will increase each year with the age of the insured.  The cost of insurance rates shown in the table may not be representative of the charges you will pay.  The rider will indicate the maximum guaranteed rider charges applicable to your Policy.  You can obtain more information about these riders by contacting your agent.
19This maximum charge is based on an insured with the following characteristics: male, age 70 at issue and in the 9th Policy year. This maximum charge may also apply to insureds with other characteristics.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Other Insured Rider (without Extra Ratings) (continued) Initial charge for a male insured, issue age 30, in the ultimate select non-tobacco use class		$0.12 per $1,000 of rider face amount per month	$0.12 per $1,000 of rider face amount per month
Primary Insured Rider18 (without Extra Ratings)9	Monthly on the Policy date and on each Monthiversary until the insured reaches age 79
Minimum Charge10		$0.06 per $1,000 of rider face amount per month	$0.05 per $1,000 of rider face amount per month
Maximum Charge19		$8.83 per $1,000 of rider face amount per month	$6.86 per $1,000 of rider face amount per month
Initial charge for a female insured, issue age 35, in the ultimate select non-tobacco use class		$0.12 per $1,000 of rider face amount per month	$0.10 per $1,000 of rider face amount per month

Range of Expenses for the Portfolios1, 2

The next table shows the minimum and maximum total operating expenses charged by the portfolios during the fiscal year ended December 31, 2009.  Expenses of the portfolios may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolio.

	Minimum	Maximum
Total Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses)	0.41%	2.77%
Net Annual Portfolio Operating Expenses (total of all expenses that are deducted from portfolio assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of fees and expenses)3	0.41%	1.68%

1 The portfolio expenses used to prepare this table were provided to Transamerica by the funds.  Transamerica has not independently verified such information.  The expenses shown are those incurred for the year ended December 31, 2009.  Current or future expenses may be greater or less than those shown.
2 The table showing the range of expenses for the portfolios takes into account the expenses of several Transamerica Series Trust asset allocation portfolios that are “fund of funds” portfolios.  A “fund of funds” portfolio typically allocates its assets, within predetermined percentage ranges, among certain other Transamerica Series Trust portfolios and certain portfolios of the Transamerica Funds, (each such portfolio an "Acquired Fund").  Each “fund of funds” has its own set of operating expenses, as does each of the portfolios in which it invests.  In determining the range of portfolio expenses, Transamerica took into account the information received from the Transamerica Series Trust on the combined actual expenses for each of the “fund of funds” and for the portfolios in which it invests.  The combined expense information includes the Acquired Fund fees (i.e., fees and expenses of underlying funds) and expenses for the Transamerica Series Trust asset allocation portfolios. See the prospectus for the Transamerica Series Trust for a presentation of the applicable Acquired Fund fees and expenses.
3  The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements for 20 portfolios that require a portfolio’s investment adviser to reimburse or waive portfolio expenses until April 30, 2011.

Transamerica, The Separate Account, the Fixed Account and the Portfolios

Transamerica

Transamerica Financial Life Insurance Company, located at 440 Mamaroneck Avenue, Harrison, NY 10528 is the insurance company issuing the Policy.  We are obligated to pay all benefits under the Policy.

Financial Condition of the Company

The benefits under the Policy are paid by Transamerica Financial from its general account assets and/or your cash value held in the Company’s separate account. It is important that you understand that payment of the benefits are not guaranteed and depends upon certain factors discussed below.

Assets in the Separate Account.  You assume all of the investment risk for your cash value that is allocated to the subaccounts of the separate account.  Your cash value in those subaccounts constitutes a portion of the assets of the separate account.  These assets are segregated and insulated from our general account, and may not be charged with liabilities arising from any other business that we may conduct.    See "The Separate Account."

Assets in the General Account.  You also may be permitted to make allocations to the fixed account, which is supported by the assets in our general account.  See "The Fixed Account."  Any guarantees under the Policy that exceed your cash value, such as those associated with any living benefit riders and any death benefit riders, are paid from our general account (and not the separate account).  Therefore, any amounts that we may be obligated to pay under the Policy in excess of cash value are subject to our financial strength and claims paying ability and our long term ability to make such payments. The assets of the separate account, however, are also available to cover the liabilities of our general account, but only to the extent that the separate account assets exceed the separate account liabilities arising under the Policies supported by it.

We issue other types of insurance policies and financial products as well, and we also pay our obligations under these products from our assets in the general account.

    Our Financial Condition.  As an insurance company, we are required by state insurance regulation to hold a specified amount of reserves in order to meet all the contractual obligations of our general account to our policyowners.  We monitor our reserves so that we hold sufficient amounts to cover actual or expected policy and claims payments. In addition, we may hedge our investments in our general account, and may require purchasers of certain of the variable insurance products that we offer to allocate premium payments and cash value in accordance with specified investment requirements. However, it is important to note that there is no guarantee that we will always be able to meet our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer’s operations.  These risks include those associated with losses that we may incur as the result of defaults on the payment of interest or principal on our general account assets, which include bonds, mortgages, general real estate investments, and stocks, as well as the loss in market value of these investments.  We may also experience liquidity risk if our general account assets cannot be readily converted into cash to meet obligations to our policyowners or to provide the collateral necessary to finance our business operations.

We are continuing to evaluate our investment portfolio to mitigate market risk and actively manage the investments in the portfolio.

How to Obtain More Information.  We encourage both existing and prospective policyowners to read and understand our financial statements.  We prepare our financial statements on a statutory basis.  Our financial statements, which are presented in conformity with accounting practices prescribed or permitted by the New York Department of Insurance - as well as the financial statements of the separate account—are located in the Statement of Additional Information (SAI).  The SAI is available at no charge by writing to our administrative office – Transamerica Financial Life Insurance Company, 570 Carillon Parkway, St. Petersburg, Florida 33716 - or by calling us at (800) 322-7353 , or by visiting our website www.tflic.com/ny.  In addition, the SAI is available on the SEC’s website at http://www.sec.gov.  Our financial strength ratings, which reflect the opinions of leading independent rating agencies of Transamerica's ability to meet its obligations to its policy owners, are available on our website and the websites of these Nationally Recognized Statistical Ratings Organizations--A.M. Best Company (www.ambest.com), Moody's Investor Service (www.moodys.com) Standard & Poor's (www.standardandpoors.com) and Fitch Ratings (www.fitchratings.com).

The Separate Account

The separate account is a separate account of Transamerica, established under New York law.  We own the assets in the separate account and we may use assets in the separate account to support other variable life insurance policies we issue.  The separate account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended (the “1940 Act”).

The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

Changes to the Separate Account.  As permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

•	Remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
•	Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a subaccount at our discretion;
•	Close subaccounts to allocations of new premiums by existing or new Policyowners at any time at our discretion;
•	Transfer assets supporting the Policies from one subaccount to another or from the separate account to another separate account;
•	Combine the separate account with other separate accounts, and/or create new separate accounts;
•	Deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by law; and
•	Modify the provisions of the Policy to reflect changes to the subaccounts and the separate account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the law.

The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts.  We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  We will notify you of any changes.  We reserve the right to make other structural and operational changes affecting the separate account.

The Fixed Account

The fixed account is part of Transamerica's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Transamerica has sole discretion over the investment of the fixed account's assets. Transamerica bears the full investment risk for all amounts contributed to the fixed account.  Please see the section entitled “Risks of Managing General Account Assets” in this prospectus. Transamerica guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 4.0%.
Money you place in the fixed account will earn interest compounded daily at a current interest rate in effect at the time of your allocation.  We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a higher current interest rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 4.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 4.0%.  We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.  We have no formula for determining fixed account interest rates in excess of the guaranteed rate nor any duration for such rates.

We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a first in, first out basis ("FIFO") for the purpose of crediting interest.

The fixed account has not been registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.  Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in this prospectus.

The Portfolios

The separate account invests in shares of the portfolios of a fund. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios.  Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio has no effect on the investment performance of any other portfolio. Pending any required approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

Each portfolio’s investment objective(s) and policies are summarized below. There is no assurance that a portfolio will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

You can find more detailed information about the portfolios, including a description of risks, in the fund prospectuses. You may obtain a free copy of the fund prospectuses by contacting us at our administrative office at 1-800-322-7353 or visiting our website at www.tflic.com/ny. You should read the fund prospectuses carefully. Note: If you received a summary prospectus for the Transamerica Series Trust portfolios, please follow the directions on the first page of the summary to obtain a copy of the fund prospectus.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
TRANSAMERICA SERIES TRUST:
Transamerica Asset Allocation – Conservative VP1	Transamerica Asset Management, Inc. Portfolio Construction Consultant:2 Morningstar Associates, LLC	Seeks current income and preservation of capital.
Transamerica Asset Allocation – Growth VP1	Transamerica Asset Management, Inc. Portfolio Construction Consultant: 2 Morningstar Associates, LLC	Seeks long-term capital appreciation.
Transamerica Asset Allocation – Moderate Growth VP1	Transamerica Asset Management, Inc. Portfolio Construction Consultant: 2 Morningstar Associates, LLC	Seeks capital appreciation with current income as a secondary objective.
Transamerica Asset Allocation – Moderate VP1	Transamerica Asset Management, Inc. Portfolio Construction Consultant: 2 Morningstar Associates, LLC	Seeks capital appreciation and current income.
Transamerica Balanced VP3	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks long-term capital growth and current income with a secondary objective of capital preservation, by balancing investments among stocks, bonds, and cash or cash equivalents.
1Each asset allocation portfolio invests in a combination of underlying Transamerica Series Trust and Transamerica Funds portfolios.
2In Morningstar’s role as portfolio construction manager, Morningstar makes asset allocation and fund selection decisions for the portfolio.
3Effective May 1, 2010, Transamerica Value Balanced VP merged into Transamerica Balanced VP.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica BlackRock Large Cap Value VP4	Transamerica Asset Management, Inc. BlackRock Investment Management, LLC	Seeks long-term capital growth.
Transamerica Clarion Global Real Estate Securities VP	Transamerica Asset Management, Inc. ING Clarion Real Estate Securities, L.P.	Seeks long-term total return from investments primarily in equity securities of real estate companies. Total return consists of realized and unrealized capital gains and losses plus income.
Transamerica Convertible Securities VP	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks maximum total return through a combination of current income and capital appreciation.
Transamerica Diversified Equity VP5	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks to maximize capital appreciation.
Transamerica Federated Market Opportunity VP	Transamerica Asset Management, Inc. Federated Equity Management Company of Pennsylvania	Seeks to provide absolute (positive) returns with low correlation to the U.S. equity market.
Transamerica Focus VP6	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks to maximize long-term growth.
Transamerica Foxhall Emerging Markets/Pacific Rim VP7	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks long-term growth of capital.
Transamerica Foxhall Global Conservative VP7	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks modest growth and preservation of capital.
4Effective May 1, 2010, Transamerica T. Rowe Price Equity Income VP merged into Transamerica BlackRock Large Cap Value VP.
5Formerly, Transamerica Templeton Global VP.
6Formerly, Transamerica Legg Mason Partners All Cap VP.
7This portfolio utilizes a tactical asset allocation strategy to seek to achieve its objective by investing in underlying funds consisting of Exchange Traded Funds (“ETF’s) and money market mutual funds.  Tactical asset allocation is an investment strategy that involves keeping certain percentages of total assets invested in specific asset classes (e.g., equity, fixed-income, physical commodities, currency, etc.) and may involve frequent trading in and out of those asset classes.   Please see the portfolio’s prospectus for a complete description of the portfolio’s investment strategies and the risks of investing in the portfolio.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica Foxhall Global Growth VP7	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks long-term growth of capital.
Transamerica Foxhall Global Hard Asset VP7	Transamerica Asset Management, Inc. Foxhall Capital Management, Inc.	Seeks long-term growth of capital.
Transamerica Growth Opportunities VP	Transamerica Asset Management, Inc. Transamerica Investment Management LLC	Seeks to maximize long-term growth.
Transamerica Hanlon Balanced VP8	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks current income and capital appreciation.
Transamerica Hanlon Growth and Income VP8	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks capital appreciation and some current income.
Transamerica Hanlon Growth VP8	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks long-term capital appreciation.
Transamerica Hanlon Managed Income VP8	Transamerica Asset Management, Inc. Hanlon Investment Management, Inc.	Seeks conservative stability.
Transamerica International Moderate Growth VP1	Transamerica Asset Management, Inc. Portfolio Construction Consultant:2 Morningstar Associates, LLC	Seeks capital appreciation with current income as a secondary objective.
Transamerica JPMorgan Core Bond VP	Transamerica Asset Management, Inc. JPMorgan Investment Advisors Inc.	Seeks total return, consisting of income and capital appreciation.
8This portfolio utilizes both a tactical asset allocation strategy and a strategic asset allocation strategy to seek to achieve its objective by investing in underlying funds that consist of ETF’s and money market mutual funds.  Tactical asset allocation is an investment strategy that involves keeping certain percentages of total assets invested in specific asset classes (e.g., equity, fixed-income, physical commodities, currency, etc.) and may involve frequent trading in and out of those asset classes.   Strategic asset allocation involves a periodic review and rebalancing of a portfolio’s initial asset mix to attempt to maintain the best asset mix for the portfolio to seek to achieve its objective, and the investments are typically longer-tem in nature. Please see the portfolio’s prospectus for a complete description of the portfolio’s investment strategies and the risks of investing in the portfolio.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica JPMorgan Mid Cap Value VP9	Transamerica Asset Management, Inc. J. P. Morgan Investment Management	Seeks growth from capital appreciation.
Transamerica Jennison Growth VP10	Transamerica Asset Management, Inc. Jennison Associates, LLC.	Seeks long-term growth of capital.
Transamerica MFS International Equity VP	Transamerica Asset Management, Inc. MFS® Investment Management	Seeks capital growth.
Transamerica Money Market VP11	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks maximum current income from money market securities consistent with liquidity and preservation of principal.
Transamerica Morgan Stanley Mid-Cap Growth VP12	Transamerica Asset Management, Inc. Morgan Stanley Investment Management, Inc.	Seeks capital appreciation.
Transamerica PIMCO Total Return VP	Transamerica Asset Management, Inc. Pacific Investment Management Company LLC	Seeks maximum total return consistent with preservation of capital and prudent investment management.
Transamerica Small/Mid Cap Value VP	Transamerica Asset Management, Inc. Transamerica Investment Management, LLC	Seeks to maximize total return.
Transamerica T. Rowe Price Small Cap VP	Transamerica Asset Management, Inc. T. Rowe Price Associates, Inc.	Seeks long-term growth of capital by investing primarily in common stocks of small growth companies.
Transamerica Third Avenue Value VP	Transamerica Asset Management, Inc. Third Avenue Management LLC	Seeks long-term capital appreciation.
9This portfolio no longer accepts new investments from current or prospective investors.  If you surrender your Policy’s cash value from this portfolio, you may not reinvest in this portfolio.
10Formerly, Transamerica Marsico Growth VP.
11There can be no assurance that the Transamerica Money Market VP portfolio will be able to maintain a stable net asset value per share.  During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the WRL Transamerica Money Market VP subaccount may become extremely low and possibly negative.
12Formerly, Transamerica Van Kampen Mid-Cap Growth VP.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
Transamerica WMC Diversified Growth VP13	Transamerica Asset Management, Inc. Wellington Management Company, LLP	Seeks to maximize long-term growth.
FIDELITY FUNDS:
Fidelity VIP Contrafund® Portfolio14	Fidelity Management & Research Company	Seeks long-term capital appreciation.
Fidelity VIP Equity-Income Portfolio14	Fidelity Management & Research Company
Seeks reasonable income.  The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index.

Fidelity VIP Growth Opportunities Portfolio14	Fidelity Management & Research Company	Seeks to provide capital growth.
PROFUNDS: 15
ProFund VP Bull	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Index SM. The fund does not seek to achieve its stated objective over a period of time greater than one day.

ProFund VP Money Market16	ProFund Advisors LLC	Seeks a high level of current income consistent with liquidity and preservation of capital. The fund does not seek to achieve its stated objective over a period of time greater than one day.
ProFund VP NASDAQ-100	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the NASDAQ-100 Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

13Formerly, Transamerica Equity VP.
14Effective May 1, 2003, this portfolio was no longer available for sale to new investors.
15The ProFunds   VP portfolios permit frequent transfers.  Frequent transfers may increase portfolio turnover.  A high level of portfolio turnover may negatively impact performance by increasing transaction costs.  In addition, large movements of assets into and out of a ProFunds portfolio may negatively impact a fund’s ability to achieve its investment objective or maintain a consistent level of operating expenses.  See “Disruptive Trading and Market Timing.”  Some ProFunds portfolios may use investment techniques not associated with most mutual fund portfolios.  Investors in the ProFunds portfolios will bear additional investment risks.  See the ProFunds prospectus for a description of the investment objectives and risks associated with investing in the ProFundsportfolios.
16There can be no assurance that the ProFund VP Money Market portfolio will be able to maintain a stable net asset value per share.  During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the ProFund VP Money Market subaccount may become extremely low and possibly negative.

Portfolio	Investment Adviser/Sub-Adviser	Investment Objective
ProFund VP Short Small-Cap	ProFund Advisors LLC	Seeks daily investment results, before fees and expenses, that correspond to the inverse (opposite) of the daily performance of the Russell 2000 Index.
ProFund VP Small-Cap	ProFund Advisors LLC
Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the Russell 2000 Index. The fund does not seek to achieve its stated objective over a period of time greater than one day.

Transamerica Asset Management, Inc. ("Transamerica Asset"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, is directly owned by Western Reserve Life Assurance Co. of Ohio (77%) and AUSA Holding (23%), and   serves as investment adviser to the Series Trust and manages the Series Trust in accordance with policies and guidelines established by the Series Trust's Board of Trustees. For certain portfolios, Transamerica Asset has engaged investment sub-advisers to provide portfolio management services. Transamerica Asset and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Trust prospectuses for more information regarding Transamerica Asset and the investment sub-advisers.

Fidelity Management & Research Company (“FMR”), located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the VIP Funds and manages the VIP Funds in accordance with policies and guidelines established by the VIP Funds’ Board of Trustees.  For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management service with regard to foreign investments.  FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended.  See the VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

Morningstar Associates, LLC ("Morningstar"), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a "consultant" to Transamerica Asset for investment model creation and maintenance to the Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Moderate VP, Transamerica Asset Allocation – Moderate Growth VP and Transamerica Asset Allocation – Growth VP of the Series Trust.  Morningstar will be paid an annual fee for its services. See the Series Trust prospectuses for more information regarding Morningstar.

ProFund Advisors LLC (“ProFund Advisors”), located at 7501 Wisconsin Avenue, Suite 1000, Bethesda, Maryland 20814, serves as the investment advisor and provides management services to all of the ProFunds portfolios. ProFund Advisors oversees the investment and reinvestment of the assets in each ProFunds VP portfolio in accordance with policies and guidelines established by the ProFunds’ Board of Trustees.  ProFund Advisors is a registered investment adviser under the Investment Advisers Act of 1940, as amended.  See the ProFunds  prospectuses for more information regarding ProFund Advisors.

Selection of Underlying Portfolios

The underlying portfolios offered through this product are selected by Transamerica, and Transamerica may consider various factors, including, but not limited to, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor that we may consider is whether the underlying portfolio or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services that would otherwise be provided by the portfolio or its service providers, or whether affiliates of the portfolio can provide marketing and distribution support for sales of the Policies.  (For additional information on these arrangements, please refer to the section entitled “Revenue We Receive” in this prospectus.)  We review the portfolios periodically and may remove a portfolio, or limit its availability to new premiums and/or transfers of cash value if we determine that a portfolio no longer satisfies one or more of the selection criteria, and/or if the portfolio has not attracted significant allocations from policyowners. We have included the Transamerica Series Trust portfolios at least in part because they are managed by Transamerica Asset, our directly owned subsidiary.

You are responsible for choosing the portfolios, and the amounts allocated to each, that are appropriate for your own individual circumstances and your investment goals, financial situation, and risk tolerance.  Since investment risk is borne by you, decisions regarding investment allocations should be carefully considered. Please note: Certain portfolios have similar names. When providing your allocation instructions, please state or write the full name of the subaccount that you select for your allocation to ensure that those allocation instructions are in good order .

In making your investment selections, we encourage you to thoroughly investigate all of the information that is available to you regarding the portfolios, including each fund's prospectus, statement of additional information and annual and semi/annual reports.  Other sources such as newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a fund or portfolio.  After you select portfolios for your initial premium, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the cash value of your Policy resulting from the performance of the portfolios you have chosen.

We do not recommend or endorse any particular portfolio and we do not provide investment advice.

Addition, Deletion, or Substitution of Investments

We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase securities from other portfolios for the separate account. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

Your Right to Vote Portfolio Shares

Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law.

Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your voting instructions to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Therefore, because of proportional voting, a small number of policyowners may control the outcome of a vote.  Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

Charges and Deductions

This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume. The fees and charges deducted under the Policy may result in a profit to us.

Services and benefits we provide	•	the death benefit, cash and loan benefits;
under the Policy:	•	investment options, including premium allocations;
•	administration of elective options; and
•	the distribution of reports to owners.

Costs and expenses we incur:	•	costs associated with processing and underwriting applications;
•	expenses of issuing and administering the Policy (including any Policy riders);
•	overhead and other expenses for providing services and benefits and sales and marketing expenses, including compensation paid in connection with the sale of the Policies; and
•	other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.

Risks we assume:	•	that the charges we may deduct may be insufficient to meet our actual claims because insureds die sooner than we estimate; and
•	that the costs of providing the services and benefits under the Policies may exceed the charges we are allowed to deduct.

Some or all the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

Premium Charges

Before we allocate the net premium payments you make, we will deduct the following charges.

Premium expense charge	•	This charge equals:
à	6.0% of premiums during the first ten Policy years; and
à	2.5% of premiums thereafter.
•	Some or all of the premium expense charges we deduct are used to pay the aggregate Policy costs and expenses we incur, including distribution costs and/or state premium taxes.
Premium collection charge	•	This charge equals $3.00 per premium payment.
•	We will not increase this charge.

Monthly Deduction

We take a monthly deduction from the cash value on the Policy date and on each Monthiversary. We deduct this charge from each subaccount and the fixed account in accordance with the current premium allocation instructions.  If the value of any account is insufficient to pay that account’s portion of the monthly deduction, we will take the monthly deduction on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

The monthly deduction is	•	the monthly Policy charge; plus
equal to:	•	the monthly cost of insurance charge for the Policy; plus
•	the monthly charge for any benefits provided by riders attached to the Policy; plus
•	the pro rata decrease charge (if applicable) incurred as a result of a decrease in the specified amount.

Monthly Policy Charge:

•	This charge currently equals $5.00 each Policy month. After the first Policy year, we may increase this charge.
•	We guarantee this charge will never be more than $7.50 per month.
•	We may waive this charge at issue on additional policies (not on the original Policy) purchased naming the same owner and insured.
•	This charge is used to cover aggregate Policy expenses.

Cost of Insurance Charge:

•	We deduct this charge each month. It varies each month and is determined as follows:

1.
divide the death benefit on the Monthiversary by 1.0032737 (this factor reduces the net amount at risk, for purposes of computing the cost of insurance, by taking into account assumed monthly earnings at an annual rate of 4.0%);

2.	subtract the cash value on the Monthiversary;
3.	multiply by the appropriate monthly cost of insurance rate for the Policy.

Optional Insurance Riders:

•	The monthly deduction will include charges for any optional insurance benefits you add to your Policy by rider.

To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates and consider a number of factors including, but not limited to: the insured's attained age, gender, rate class, and the length of time that the Policy has been in force.  The factors that affect the net amount at risk include investment performance of the portfolios in which you invest, payment of premiums, the fees and charges deducted under the Policy, the death benefit option you chose, as well as any Policy transactions (such as loans, partial withdrawals, transfers, and changes in specified amount).  The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. Monthly cost of insurance rates may be changed by us from time to time.  The actual rates we charge will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables (“1980 C.S.O. Tables”) and the insured's attained age, gender, and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the 1980 C.S.O. Tables.

The underwriting class of the insured will affect the cost of insurance rates.  We use a standard method of underwriting in determining underwriting classes, which are based on the health of the insured.  We currently place insureds into preferred and standard classes.  We also place insureds into sub-standard classes with extra ratings, which reflect higher mortality risks and will result in higher cost of insurance rates.  Examples of reasons an insured may be placed in an extra risk factor or underwriting class include, but are not limited to, medical history, avocation, occupation, driving record, or planned future travel (where permitted by law).

We may issue certain Policies on a simplified or expedited basis.  Cost of insurance rates charged for any Policies issued on a simplified or expedited basis would not cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria.

The cost of insurance charge for any optional insurance rider and for any increase in rider specified amount is calculated in the same manner used to determine the Base Policy’s cost of insurance charges.  Generally, the current cost of insurance rates for the optional riders are lower than the current cost of insurance rates on the Base Policy’s net amount at risk.  The guaranteed cost of insurance rates under the riders are substantially the same as the guaranteed cost of insurance rates on the Policy’s net amount at risk.

Mortality and Expense Risk Charge

We deduct a daily charge from your Policy’s cash value in each subaccount that, together with other fees and charges will compensate us for services rendered, the expenses expected to be incurred, and the risks assumed.  This charge is a maximum of:

•           your Policy's cash value in each subaccount multiplied by
•           the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90%. (The annual rate is equal to 0.90% of the average daily net assets of each subaccount.)

 We intend to reduce this charge to 0.75% in the 16th Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.90% level after the 15th Policy year.

The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

If this charge combined with other Policy charges, does not cover our total actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution and other costs.

Surrender Charge

If you surrender your Policy completely during the first 15 years, we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amount) to you.  There is no surrender charge if you wait until the end of the 15th Policy anniversary to surrender your Policy.  The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

The surrender charge may be significant. You should evaluate this charge carefully before you consider a surrender. Under some circumstances the level of surrender charges might result in no net surrender value available if you surrender your Policy in the early Policy years. This will depend on a number of factors, but is more likely if:

•	you pay premiums equal to or not much higher than the minimum monthly guarantee premium shown in your Policy; and/or
•           investment performance is too low.

The surrender charge is equal to:	•	the surrender charge per thousand; multiplied by
•	the number of thousands in the Policy’s specified amount as it is stated in the Policy; multiplied by
•	the surrender charge factor.

The surrender charge per thousand applies to each $1,000 of specified amount stated in your Policy.  It varies with the insured’s issue age, gender and rate class.  See the surrender charge table found in Appendix A.

The surrender charge factor varies with the insured's age and number of years the Policy has been in force. For insureds issue ages 0-39, the surrender charge factor is equal to 1.00 during Policy years 1-5. It decreases by 0.10 each year until the end of the 15th year when it is zero. If you are older than 39 when we issue your Policy, the factor is less than 1.00 at the end of the first Policy year and decreases to zero at the end of the 15th year. In no event are the surrender charge factors any greater than those shown on the table below. We always determine the surrender charge factor from the Policy date to the surrender date, regardless of whether there were any prior lapses and reinstatements.

Surrender Charge Factors
Factors for Issue Ages
End of Policy Year*	0-39	40-44	45-49	50-54	55-59	60-64	65-69	70-74	75-80
At issue	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00	1.00
1	1.00	0.96	0.96	0.96	0.96	0.96	0.95	0.95	0.94
2	1.00	0.93	0.92	0.92	0.92	0.92	0.91	0.90	0.89
3	1.00	0.89	0.89	0.89	0.88	0.88	0.87	0.86	0.84
4	1.00	0.85	0.85	0.85	0.84	0.84	0.83	0.82	0.79
5	1.00	0.81	0.81	0.81	0.81	0.80	0.79	0.77	0.74
6	0.90	0.77	0.77	0.77	0.76	0.76	0.75	0.73	0.69
7	0.80	0.73	0.73	0.73	0.72	0.72	0.71	0.69	0.64
8	0.70	0.69	0.69	0.68	0.68	0.68	0.66	0.62	0.59
9	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.60	0.54
10	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.50	0.49
11	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40	0.40
12	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30	0.30
13	0.20	0.20	0.20	0.20	0.20	0.20	0.20	0.20	0.20
14	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10	0.10
15+	0	0	0	0	0	0	0	0	0

* The factor on any date other than a Policy anniversary will be determined proportionately using the factor at the end of the Policy year prior to surrender and the factor at the end of the Policy year of surrender.

•
Surrender Charge Example: Assume a male tobacco user purchases the Policy at issue age 35 with a specified amount of $100,000. The Policy is surrendered in Policy year 6. The surrender charge per thousand is $16.48. This is multiplied by the surrender charge factor of 0.90.

The surrender charge	=	the surrender charge per $1,000 ($16.48)
	x	the number of thousands of initial specified amount (100)
	x	The surrender charge factor (0.90)
	=	$1,483.20

The surrender charge helps us recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs, as well as aggregate Policy expenses.

Pro Rata Decrease Charge

If you decrease the specified amount during the first 15 Policy years we will deduct a pro rata decrease charge from your cash value.

The pro rata decrease charge is equal to:	•	the surrender charge per thousand (see Appendix B); multiplied by
•	the number of thousands in the specified amount decreased; multiplied by
•	the surrender charge factor applicable at the time of the decrease.

We will not deduct the pro rata decrease charge from the cash value when a specified amount decrease results from:

•           a change in the death benefit option; or
•           a cash withdrawal (when you select death benefit Option A).

If a pro rata decrease charge is deducted because of a decrease in specified amount, any future decrease charges incurred during the surrender charge period will be based on the reduced specified amount.

We will determine the pro rata decrease charge using the above formula, regardless of whether your Policy has lapsed and been reinstated, or you have previously decreased your specified amount. We will not allow a decrease in specified amount if the pro rata decrease charge will cause the Policy to go into a grace period. A decrease in specified amount will generally decrease the insurance protection of the Policy.

Transfer Charge

•	We currently allow you to make 12 transfers each year free of charge.
•	We may charge $25 for each additional transfer.
•	For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, are considered a single transfer.
•	We deduct the transfer charge from the amount being transferred.
•	Transfers due to loans, exercise of conversion rights or from the fixed account do not count as transfers for the purpose of assessing this charge.
•	Transfers under dollar cost averaging and asset rebalancing currently do not count as transfers for purposes of this charge.
•	We will not increase this charge.

Loan Interest Charge

We charge you an annual interest rate on a Policy loan of 5.66% in advance (6.00% effective annual interest rate, after rounding) on each Policy anniversary.  We also currently credit the amount in the loan reserve with an effective annual interest rate of 4.75% (4.0% minimum guaranteed).  After offsetting the 4.75% interest we credit, the net cost of loans currently is 1.25% annually, after rounding (2.00% maximum guaranteed, after rounding).  After the 10th Policy year, you may receive preferred loan credited rates on an amount equal to the cash value minus total premiums paid (less any cash withdrawals) and minus any outstanding loan amount including accrued loan interest.  The current preferred loan interest rate credited is 6.00% effective annually, after rounding and is not guaranteed.

Cash Withdrawal Charge

•           After the first Policy year, you may take one cash withdrawal per Policy year.
•	When you take a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.
•           We deduct this amount from the withdrawal, and we pay you the balance.
•           We will not increase this charge.

Taxes

We currently do not take any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

Portfolio Expenses

The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares.  Some portfolios also deduct 12b-1 fees from portfolio assets.  See the fund prospectuses for more detailed information about the funds.

Our affiliate, Transamerica Capital, Inc. (“TCI”), serves as the principal underwriter for the Policies, will receive the 12b-1 fees deducted from the VIP Funds portfolio assets for providing shareholder support services to the VIP Funds portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

Revenue We Receive

We (and our affiliates) may directly or indirectly receive payments from the portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with certain administrative, marketing and other services we (and our affiliates) provide and expenses we incur.  We (and/or our affiliates) generally receive three types of payments:

•
Rule 12b-1 Fees.   Our affiliate Transamerica Capital, Inc. (“TCI”), serves as the principal underwriter for the Policies.  TCI receives some or all of the 12b-1 fees from the funds.  Any 12b-1 fees received by TCI that are attributable to our variable insurance products are then credited to us.  These fees range from 0.00% to 0.25% of the average daily assets of the certain portfolios attributable to the Policies and to certain other variable insurance products that we and our affiliates issue.

•
Administrative, Marketing and Support Service Fees (“Service Fees”).  The investment adviser, sub-adviser, administrators, and/or distributors (or affiliates thereof) of the portfolios may make payments to us and/or our affiliates, including TCI.  These payments may be derived, in whole or in part, from the profits the investment adviser or sub-adviser realizes on the advisory fee deducted from portfolio assets.  The amount of this compensation we or our affiliates receive is generally based on a percentage of the assets of the particular portfolios attributable to the Policy and to certain other variable insurance products that our affiliates and we issue. These percentages differ and may be significant.  Some advisers or sub-advisers (or other affiliates) pay us more than others.

The chart below provides the maximum combined percentages of 12b-1 fees and Service Fees that we anticipate will be paid to us on an annual basis:

Incoming Payments to Transamerica and TCI
Fund	Maximum Fee % of assets*	Fund	Maximum Fee % of assets*
Transamerica Series Trust **	--	Fidelity Variable Insurance Products Funds	0.45%***
ProFunds	0.50%

*Payments are based on a percentage of the average assets of each fund portfolio owned by the subaccounts that are available under this Policy and under certain other variable insurance products offered by our affiliates and us.  We and TCI may continue to receive 12b-1 fees and administrative fees on subaccounts that are closed to new investments, depending on the terms of the agreements supporting those payments and on the services we or TCI provide.
**Because the Transamerica Series Trust is managed by an affiliate, there are additional benefits to us and our affiliates for amounts you allocate to the Transamerica Series Trust portfolios, in terms of our and our affiliates’ overall profitability.  During 2009 we received $471,691 in benefits from Transamerica Asset.
***We receive this percentage once $100 million in fund shares are held by the subaccounts of Transamerica and its affiliates.

Other payments.  We and our affiliates, including TCI, Transamerica Financial Advisors, Inc. (“TFA”) (formerly, InterSecurities, Inc. or “ISI”), and World Group Securities (“WGS”), also directly or indirectly receive additional amounts or different percentages of assets under management from certain advisers and sub-advisers to the portfolios (or their affiliates) with regard to variable insurance products or mutual funds that are issued or managed by us and our affiliates.  These payments may be derived in whole or in part, from the profits the investment adviser or sub-adviser receives from the advisory fee deducted from portfolio assets.  Policyowners, through their indirect investment in the portfolios, bear the costs of those advisory fees (see the prospectuses for the funds for more information.  Certain advisers and sub-advisers of the underlying portfolios (or their affiliates) (1) may pay TCI amounts up to $75,000 per year to participate in a “preferred sponsor” program that provides such advisers and sub-advisers with access to TCI’s wholesalers at TCI’s national and regional sales conferences that are attended by TCI’s wholesalers; (2) may pay TFA varying amounts to obtain access to TFA’s wholesaling and selling representatives; (3) may provide us and/or certain affiliates and/or selling firms with occasional gifts, meals, tickets or other compensation as an incentive to market the portfolios and to assist with their promotional efforts; and (4) may reimburse our affiliated selling firms for exhibit booths and other items at national conferences of selling representatives. The amounts may be significant and these arrangements provide the adviser or sub-adviser (or other affiliates) with increased access to us and to our affiliates involved in the distribution of the Policy.

For the calendar year ended December 31, 2009, TCI received revenue sharing payments ranging from $3,500 to $323,000 (for a total of $277,350) from the following fund managers and/or sub-advisers to participate in TCI’s events: American Century Investment Management; MFS Investment Management; Transamerica Investment Management, LLC; Pacific Investment Management Company LLC; Jennison Associates;Legg Mason; Alliance Bernstein; Federated Funds; Fidelity Funds; ING Clarion; BlackRock; Columbia Management LLC; JPMorgan Investment Management, Inc.; Oppenheimer Funds;  Evergreen Funds; Janus Capital; Natixis Asset Management Advisors; Putnam; Schroder; Van Kampen; and Vanguard.

Please note some of the aforementioned managers and/or sub-advisers may not be associated with underlying fund portfolios currently available in this product.

Proceeds from certain of these payments by the funds, the advisers, the sub-advisers and/or their affiliates may be profit to us, and may be used for any corporate purpose, including payment of expenses (i) that we and our affiliates incur in promoting, issuing, marketing and administering the Policies; and (ii) that we incur, in our role as intermediary, in promoting, marketing and administering the fund portfolios.

For further details about the compensation payments we make in connection with the sale of the Policies, see "Sale of the Policies" in this prospectus.

The Policy

Ownership Rights

The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The principal rights an owner may exercise are:

•	to designate or change beneficiaries;
•	to receive amounts payable before the death of the insured;
•	to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);
•	to change the owner of this Policy; and
•	to change the specified amount of this Policy.

No designation or change in designation of an owner will take effect unless we receive written request thereof.  When received, the request will take effect as of the date the written notice is accepted by us, subject to payment or other action taken by us before it was received at our administrative office.

Modifying the Policy

Any modifications or waiver of any rights or requirements under the Policy must be in writing and signed by our president or secretary.  No agent may bind us by making any promise not contained in this Policy.

Upon notice to you, we may modify the Policy:

•	to make the Policy or the separate account comply with any law or regulation issued by a governmental agency to which we are subject; or
•	to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life policies; or
•	to reflect a change in the operation of the separate account; or
•	to provide additional subaccounts and/or fixed account options.

Purchasing a Policy (Note: This Policy is not available for new purchases.)

To purchase a Policy, you must submit a completed application and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with TCI, the principal underwriter for the Policy, and us.

    You select the specified amount of insurance coverage for your Policy within the following limits. Our  minimum specified amount for a Policy was generally $50,000 for issue ages 0-45 and $25,000 for issue ages 46-80.

We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is over age 80. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

   •           the date of your application; or
•	the date the insured completes all of the medical tests and examinations that we require.

Tax-Free "Section 1035" Exchanges

You can generally exchange one life insurance policy for another covering the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully.

When Insurance Coverage Takes Effect

Insurance coverage under the Policy will take effect only if all of the following conditions have been met: (1) the first full premium must be received by the Company; (2) during the lifetime of any proposed insured, the proposed owner must have personally received and accepted the Policy which was applied for and all answers on the application must be true and correct on the date such Policy is received and accepted; and (3) on the date of the later of either (1) or (2) above, all of the statements and answers given in the application must be true and complete, and there must have been no change in the insurability of any proposed insured.

Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Because we do not accept initial premiums in advance for Policies with a specified amount in excess of $1,000,000, we do not offer conditional insurance coverage for Policies issued with a specified amount in excess of $1,000,000. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

The aggregate amount of conditional	•	the amounts applied for under all conditional receipts issued by us; or
insurance coverage, if any,                                             Ÿ         $500,000 of life insurance.
is the lesser of:
Subject to the conditions and limitations	•	the date of application;
of the conditional receipt, conditional                           •         the date of the last medical examination, test,
insurance under the terms of the policy	and other screenings required by us, if any (the
applied for may become effective as of	“Effective Date”). Such conditional insurance
the later of:	will take effect as of the Effective Date, so long
as all of the following requirements are met:
1.
The person proposed to be insured is found to have been insurable as of the Effective Date, exactly as applied for in accordance with our underwriting rules and standards, without any modifications as to plan, amount, or premium rate;

2.	As of the Effective Date, all statements and answers given in the application must be true;
3.
The payment made with the application must not be less than the full initial premium for the mode of payment chosen in the application and must be received at our mailing address within the lifetime of the proposed insured;

4.
All medical examinations, tests, and other screenings required of the proposed insured by us are completed and the results received at our office within 60 days of the date the application was completed; and

5.	All parts of the application, any supplemental application, questionnaires, addenda and/or amendment to the application are signed and received at our mailing address.

Any conditional life insurance coverage	a.	60 days from the date the application was
terminates on the earliest of:	signed;
b.	the date we either mail notice to the applicant of the rejection of the application and/or mail a refund of any amounts paid with the application;
c.	when the insurance applied for goes into effect under the terms of the Policy applied for; or
d.	the date we offer to provide insurance on terms that differ from the insurance for which you have applied.

Special limitations of the conditional                              •         the conditional receipt is not valid unless:
receipt:	à	all blanks in the conditional receipt are completed; and
à	the Receipt is signed by an agent or authorized Company representative.

Other limitations:	•	There is no conditional receipt coverage for riders or any additional benefits, if any, for which you may have applied.
•	If one or more of the Receipt’s conditions have not been met exactly, or if a proposed insured dies by suicide, we will not be liable except to return any payment made with the application.
•
If we do not approve and accept the application within 60 days of the date you signed the application, the application will be deemed to be rejected by us and there will be no conditional insurance coverage.  In that case, Transamerica’s liability will be limited to returning any payment(s) you have made upon return of this Receipt to us.

Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the TFLIC Transamerica Money Market subaccount.  On the record date, which is the date we record your Policy on our books as an in force Policy, we will allocate our cash value from the TFLIC Transamerica Money Market subaccount to the accounts you elect on our application.

On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our administrative office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading.

Transaction Type:	Priced when received at our:
payment by check	mailing address, unless other address appears on your billing coupon
transfer request	administrative office
payment by wire transfer	administrative office
electronic credit and debit transactions (e.g., payments through direct deposit, debit transfers, and forms of e-commerce payments)	administrative office

We will credit amounts to the subaccounts only on a valuation date, that is, on a date that the New York Stock Exchange ("NYSE") is open for trading.

Canceling a Policy

You may cancel a Policy for a refund during the "free look period" by returning it to our administrative office, to one of our branch offices or to the agent who sold you the Policy. The free look period expires 10 days after you receive the Policy.  If you decide to cancel the Policy during the free look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy at our administrative office. The amount of the refund will be the total of all premiums you paid under the Policy.

Policy Features

Premiums

Allocating Premiums

You must instruct us on how to allocate your net premium among the subaccounts and the fixed account.  You must follow these guidelines:

•           allocation percentages must be in whole numbers;
•	if you select dollar cost averaging, you must have at least $5,000 in each subaccount from which we will make transfers and you must transfer at least a total of $100 monthly; and
•	if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000.

Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-322-7353 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time. Please note:  Certain subaccounts have similar names.  When you provide your allocation instructions, please state or write the full name of the subaccount that you select to ensure the request is in good order. The change will be effective at the end of the valuation date on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1% of a net premium payment. We reserve the right to limit the number of premium allocation changes to once per quarter of a Policy year.

Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. Premium payments received before the NYSE closes are priced using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). If we receive a premium payment after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular session of the NYSE. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading.  Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

Premium Flexibility

You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum monthly guarantee premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum monthly guarantee premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum monthly guarantee premium.  See “Minimum Monthly Guarantee Premium” below.

Planned Periodic Payments

You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due (and your no lapse period has expired) then your Policy will lapse (unless you make the payment we specify during the 61-day grace period).

Minimum Monthly Guarantee Premium

The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.

Until the no lapse date shown on your Policy schedule page,   or in the endorsement described in the “Policy Lapse and Reinstatement” section, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (minus any cash withdrawals, minus any outstanding loan amount, and minus any pro rata decrease charge) that equal or exceed the sum of the minimum monthly guarantee premiums times the number of months from the Policy date up to and including the current month. If you take a cash withdrawal or a loan, if you decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse guarantee in effect.

The initial minimum monthly guarantee premium is shown on your Policy's schedule page, and depends on a number of factors, including the age, gender, rate class of the insured, and the specified amount requested. We will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or if any of the riders are added, increased or decreased. We will notify you of the new minimum monthly guarantee premium.

No Lapse Period

Until the no lapse date shown on your Policy schedule page, or in the endorsement described in the “Policy Lapse and Reinstatement” section, your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as:

•	the total amount of the premiums you paid (minus any cash withdrawals, minus any outstanding loan amount, and minus any pro rata decrease charge) equals or exceeds:
à	the sum of the minimum monthly guarantee premium in effect for each month from the Policy date up to and including the current month.

After the no lapse period ends, paying the current minimum monthly guarantee premium each month will not necessarily keep your Policy in force. You may need to pay additional premiums to keep the Policy in force.

Premium Limitations

Premium payments must be at least $50 ($1,000 if by wire). We may return premiums less than $50. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations, which qualify the Policy as life insurance according to federal tax laws. This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment within 60 days after the end of the Policy year.  We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.  We will not accept a payment that will cause the Policy to become a modified endowment contract without your consent.

Making Premium Payments

We will deduct certain charges from your premium payments.  We will accept premium payments by wire transfer.

If you wish to make payments by wire transfer, you should contact our administrative office at 1-800-322-7353 for instructions on wiring federal funds to us.

Tax-Free Exchanges ("1035 Exchanges"). We will accept part or all of your initial premium from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

Transfers

General

You or your agent/registered representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request at our administrative office. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit. The following features apply to transfers under the Policy:

●You currently may request transfers in writing to our mailing address (in a form we accept), or by fax or by telephone to our administrative office. Please note: Certain subaccounts have similar names. When you provide your transfer instructions, please state or write the full name of the subaccount that you select for your transfer to ensure the request is in good order.

●There is no minimum amount that must be transferred.
●There is no minimum amount that must remain in a subaccount after a transfer.
●Except as listed below, we may deduct a $25 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.
●We consider all transfers made in any one day to be a single transfer.
●Transfers resulting from loans or the exercise of conversion rights, or due to reallocation of cash value immediately after the record date, are currently not treated as transfers for the purpose of the transfer charge.

●Transfers via the Internet are not permitted.
●Transfers among the ProFunds subaccounts do not count as transfers for the purpose of assessing the transfer charge.
●Transfers under dollar cost averaging and asset rebalancing currently do not count as transfers for the purpose of assessing the transfer charge.

We will process any transfer order that is received in good order, and in writing, at our mailing address, or by fax or by telephone at our administrative office, before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Disruptive Trading and Market Timing

The market timing policy and the related procedures (discussed below) do not apply to the ProFunds subaccounts because the corresponding portfolios are specifically designed to accommodate frequent transfer activity.  If you invest in the ProFunds subaccounts, you should be aware that you may bear the costs and increased risks of frequent transfers discussed below.

           Statement of Policy.  This variable insurance Policy was not designed for the use of market timers or frequent or disruptive traders.  Such transfers may be harmful to the underlying fund portfolios and increase transaction costs.

           Market timing and disruptive trading among the subaccounts or between the subaccounts and the fixed account can cause risks with adverse effects for other policyowners (and beneficiaries and underlying fund portfolios).  These risks and harmful effects include:

(1)
dilution of the interests of long-term investors in a subaccount if purchases or transfers into or out of an underlying fund portfolio are made at prices that do not reflect an accurate value for the underlying fund portfolio’s investments (some market timers attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

(2)	an adverse effect on portfolio management, such as:
(a) impeding a portfolio manager’s ability to sustain an investment objective;
(b) causing the underlying fund portfolio to maintain a higher level of cash than would otherwise be the case; or
(c) causing an underlying fund portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals or transfers out of the underlying fund portfolio; and

           (3)           increased brokerage and administrative expenses.

           These costs are borne by all policyowners invested in those subaccounts, not just those making the transfers.

           We have developed policies and procedures with respect to market timing and disruptive trading (which vary for certain subaccounts at the request of the corresponding underlying fund portfolios) and we do not make special arrangements or grant exceptions to accommodate market timing or other potentially disruptive or harmful trading. As discussed herein, we cannot detect or deter all market timing or other potentially disruptive trading.  Do not invest with us if you intend to conduct market timing or potentially disruptive trading.

           Detection.  We employ various means in an attempt to detect and deter market timing and disruptive trading.  However, despite our monitoring we may not be able to detect nor halt all harmful trading.  In addition, because other insurance companies (and retirement plans) with different policies and procedures may invest in the underlying fund portfolios, we cannot guarantee that all harmful trading will be detected or that an underlying fund portfolio will not suffer from marketing timing and disruptive trading among subaccounts of variable products issued by these other insurance companies or retirement plans.

Deterrence.  If we determine you are engaged in market timing or disruptive trading, we may take one or more actions in an attempt to halt such trading.  Your ability to make transfers is subject to modification or restriction if we determine, in our sole opinion, that your exercise of the transfer privilege may disadvantage or potentially harm the rights or interests of other policyowners (or having an interest in the variable insurance products).  As described below, restrictions may take various forms, but under our current policies and procedures will include loss of expedited transfer privileges.  We consider transfers by telephone, fax, overnight mail, or the Internet to be “expedited” transfers.  This means that we would accept only written transfer requests with an original signature transmitted to us only by standard United States Postal Service First Class mail.  We may also restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service.

           We reserve the right to reject any premium payment or transfer request from any person without prior notice, if, in our judgment, (1) the payment or transfer, or series of transfers, would have a negative impact on an underlying fund portfolio's operations; or (2) if an underlying fund portfolio would reject or has rejected our purchase order or has instructed us not to allow that purchase or transfer; or (3) because of a history of market timing or disruptive trading.  We may impose other restrictions on transfers, or even prohibit transfers for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege on a case-by-case basis.  We may, at any time and without prior notice, discontinue transfer privileges, modify our procedures, impose holding period requirements or limit the number, size, frequency, manner, or timing of transfers we permit.  We also reserve the right to reverse a potentially harmful transfer if an underlying fund portfolio refuses or reverses our order; in such instances some policyowners may be treated differently than others in that some transfers may be reversed and others allowed.  For all of these purposes, we may aggregate two or more variable insurance products that we believe are connected. Please note: If you engage a third party investment advisor for asset allocation services then you may be subject to the transfer restrictions because of the actions of your investment advisor in providing those services.

           In addition to our internal policies and procedures, we will administer your variable insurance product to comply with any applicable state, federal, and other regulatory requirements concerning transfers.  We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying fund portfolio.  To the extent permitted by law, we also reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying fund portfolios.

           Under our current policies and procedures, we do not:

•	impose redemption fees on transfers;
•
expressly limit the number or size of transfers in a given period except for certain subaccounts where an underlying fund portfolio has advised us to prohibit certain transfers that exceed a certain size; or

•	provide a certain number of allowable transfers in a given period.

Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading.

           Since we do not impose a defensive transfer restriction (e.g., expressly limiting the number of trades within a given period or their size), it is likely that some level of market timing and disruptive trading will occur before it is detected and steps taken to deter it (although some level of market timing and disruptive trading can occur with a defensive transfer restriction).

    Please note that the limits and restrictions described herein are subject to our ability to monitor transfer activity. Our ability to detect market timing or other disruptive trading may be limited by operational and technological systems, as well as by our ability to predict strategies employed by policyowners (or those acting on their behalf) to avoid detection.  As a result, despite our efforts to prevent harmful trading activity among the variable investment options available under this variable insurance product, there is no assurance that we will be able to detect or deter market timing or disruptive trading frequent or harmful transfers by such policyowners or intermediaries acting on their behalf.  Moreover, our ability to discourage and restrict market timing or disruptive trading may be limited by decisions of state regulatory bodies and court orders which we cannot predict.

           Furthermore, we may revise our policies and procedures in our sole discretion at any time and without prior notice, as we deem necessary or appropriate (1) to better detect and deter market timing or other harmful trading that may adversely affect other policyowners, other persons with material rights under the variable insurance products, or underlying fund shareholders generally, (2) to comply with state or federal regulatory requirements, or (3) to impose additional or alternative restrictions on owners engaging in market timing or disruptive trading among the investment options under the variable insurance product.  In addition, we may not honor transfer requests if any variable investment option that would be affected by the transfer is unable to purchase or redeem shares of its corresponding underlying fund portfolio.

           Underlying Fund Portfolio Frequent Trading Policies.  The underlying fund portfolios may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares.  Underlying fund portfolios may, for example, assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period of time. The prospectuses for the underlying fund portfolios describe any such policies and procedures.  The frequent trading policies and procedures of an underlying fund portfolio may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying fund portfolios and the policies and procedures we have adopted for our variable insurance policies to discourage market timing and disruptive trading.  Policyowners should be aware that we may not have the contractual ability or the operational capacity to monitor policyowners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying funds that would be affected by the transfers.  Accordingly, policyowners and other persons who have material rights under our variable insurance products should assume that any protection they may have against potential harm from  market timing and disruptive trading is the protection, if any, provided by the policies and procedures we have adopted for our variable insurance products to discourage market timing and disruptive trading in certain subaccounts.

You should be aware that, as required by SEC regulation, we have entered into a written agreement with each underlying fund or principal underwriter that obligates us to provide the fund, upon written request, with information about you and your trading activities in the fund's portfolios.  In addition, we are obligated to execute instructions from the funds that may require us to restrict or prohibit your investment in a specific portfolio if the fund identifies you as violating the frequent trading policies that the fund has established for that portfolio.

If we receive a premium payment from you that you allocate into a fund that has directed us to restrict or prohibit your trades into the fund, then we will request new allocation instructions from you.  If we receive from you a transfer request into a fund that has directed us to restrict or prohibit your trades, then we will not effect the transfer.

Omnibus Order.  Policyowners and other persons with material rights under the variable insurance products also should be aware that the purchase and redemption orders received by the underlying fund portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance products.  The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance products.  The omnibus nature of these orders may limit the underlying fund portfolios’ ability to apply their respective frequent trading policies and procedures.  We cannot guarantee that the underlying fund portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying fund portfolios.  These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity.  If their policies and procedures fail to successfully discourage harmful transfer activity, it will affect other owners of underlying fund portfolio shares, as well as the owners of all of the variable annuity or life insurance policies, including ours, whose variable investment options correspond to the affected underlying fund portfolios.  In addition, if an underlying fund portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in market timing and other programmed, large, frequent, or short-term transfers, the underlying fund portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request.

ProFunds Subaccounts.  Because the above restrictions do not apply to the ProFunds subaccounts, they may have a greater risk than others of suffering from the harmful effects of market timing and disruptive trading, as discussed above (i.e., dilution, an adverse effect on portfolio management, and increased expenses).

Telephone and Fax Privileges

  Telephone transfer privileges will automatically apply to your Policy unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at our administrative office at 1-800-322-7353, Monday - Friday, between the hours of 8:30 a.m. - 7:00 p.m. Eastern time, or fax your instructions to our subaccount transfer fax number 1-727-299-1648 (for all other fax requests, please use 1-727-299-1620). Please note: Certain subaccounts have similar names. When providing your allocation instructions, please state or write the full name of the subaccount that you select for your allocation to ensure that those allocation instructions are in good order.

Please note the following regarding telephone or fax transfers:

●	We will employ reasonable procedures to confirm that instructions are genuine.
If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with instructions we reasonably believe to be authentic. You bear the risk of any such loss.
●	If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.

We may also require that you send us the telephone or fax transfer order in writing.
●	If you do not want the ability to make telephone transfers, you should notify us in writing at our mailing address or through our fax number.
●	We will not be responsible for same-day processing of transfers if faxed to a number other than 1-727-299-1648 or 1-727-299-1620.
●
We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal. We may discontinue this option at any time.

We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

Fixed Account Transfers

Currently, we do not, but reserve the right to, limit the number of transfers out of the fixed account to one per Policy year.  If we change this, we will notify you.  This current restriction does not apply if you have selected dollar cost averaging.

We reserve the right to limit the maximum amount you may transfer from the fixed account to the greater of:

●	25% of the amount in the fixed account; or
●	the amount you transferred from the fixed account in the immediately prior Policy year.

We will make the transfer at the end of the valuation date on which we receive the request in good order, at our administrative office (for telephonic and facsimile transactions) or at our mailing address (for written correspondence).   We also reserve the right to require that you make the transfer request in writing and that we receive the written request no later than 30 days after a Policy anniversary.

We may also defer payment of any amounts from the fixed account for no longer than six months after we receive such written notice.

Conversion Rights

     If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing to our administrative office.

In the event of a material change in the investment policy of any portfolio, you may transfer all subaccount values to the fixed account without a transfer charge.  We must receive your request to transfer all subaccount values to the fixed account within 60 days after the effective date of the change of investment policy or the date you receive notification of such change, whichever is later.

Reduced Paid-Up Benefit

You may transfer all values from the subaccounts to the fixed account and purchase a Reduced Paid-Up Benefit without incurring a transfer charge.  We must receive at our administrative office your written request for such a transfer and purchase of a Reduced Paid-Up Benefit at least 30 days before the next Policy anniversary, and will no longer permit premium payments, Policy loans, withdrawals or transfers after receiving such written request.

The amount of the Reduced Paid-Up Benefit is based upon:

•	net surrender value on the date this benefit takes effect;
•	the cost of insurance rates guaranteed in your Policy; and
•	the guaranteed interest rate for the fixed account.

The Reduced Paid-Up Benefit amount cannot exceed the current death benefit proceeds.  Any net surrender value not used to purchase the Reduced Paid-Up Benefit will be paid to you.  The amount of the Reduced Paid-Up Benefit will remain level and will not be less than that required by law.

At any time preceding the death of the insured, you may surrender the Reduced Paid-Up Benefit for its then current value based on the guaranteed cost of insurance rates and the guaranteed interest rate for the fixed account specified in the Policy.

Dollar Cost Averaging

Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

Under dollar cost averaging, we automatically transfer a set dollar amount from the TFLIC Transamerica Money Market VP subaccount or the TFLIC Transamerica JP Morgan Core Bond VP subaccount, or the fixed account, to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the record date. We will make the first transfer in the month after we receive your request, in good order, at our mailing address or by facsimile at our administrative office, provided that we receive the form by the 25th day of the month. You will select a date on your dollar cost averaging form but it cannot be the 29th, 30th or 31st.

To start dollar cost averaging:	●	you must submit a completed form, in good order to us at our mailing address (or by facsimile to our administrative office) requesting dollar cost averaging;
●	you must have at least $5,000 in each account from which we will make transfers;
●	your total transfers each month under dollar cost averaging must be at least $100; and
●	each month, you may not transfer more than one-tenth of the amount that was in your fixed account at the beginning of dollar cost averaging.

You may request dollar cost averaging at any time. There is no charge for dollar cost averaging.

Dollar cost averaging will terminate if:	●	we receive your request, in good order, at our mailing address (or by facsimile or by telephone at our administrative office) to discontinue your participation;
●	the value in the accounts from which we make the transfers is depleted;
●	you elect to participate in the asset rebalancing program; or
●	you elect to participate in any asset allocation services provided by a third party.

We may modify, suspend, or discontinue dollar cost averaging at any time.

Asset Rebalancing Program

We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected.  Asset rebalancing is not available with the fixed account.  Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

 You may elect asset rebalancing to occur on a monthly, quarterly, semi-annual or annual basis. Once we receive the asset rebalancing request form at our mailing address or by telephone, we will change your premium allocation instructions to match your asset rebalancing instructions, and we will implement the assets rebalancing program on the date you indicated. If you do not indicate a specific date, we will use the date of when we receive the form. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made.  If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

To start asset rebalancing:	●
you must submit to us, in good order, at our mailing address (or by facsimile to our administrative office), a completed asset rebalancing request form, signed by the owner, before the maturity date; and

●	you must have a minimum cash value of $5,000 or make a $5,000 initial premium payment.

There is no charge for the asset rebalancing program.

Asset rebalancing will cease if:                                        ●           you elect to participate in the dollar cost averaging
program;
●
we receive, in good order at our mailing address, (or by facsimile or telephone to our administrative office), a request to discontinue participation from you, your registered representative or your agent of record;

●	you make any transfer to or from any subaccount other than under a scheduled rebalancing; or
●	you elect to participate in any asset allocation services provided by a third party.

You may start and stop participation in the asset rebalancing program at any time; but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Third Party Asset Allocation Services

 We do not offer any asset allocation programs or any investment models for use with your life insurance policy.  You may authorize and engage your own investment advisor to manage your account.  These investment advisors may be firms or persons who also are appointed by us, or whose affiliated broker-dealers are appointed by us, as authorized sellers of the Policies.  Even if this is the case, however, please note that the investment advisor you engage to provide advice and/or make transfers for you is not acting on our behalf, but rather is acting on your behalf.  We do not offer advice about how to allocate your cash value under any circumstance.  We are not responsible for any recommendations such investment advisors make, any investment models or asset allocation programs they choose to follow, or any specific transfers they make on your behalf.

Any fee that is charged by your investment advisor is in addition to the fees and expenses that apply under your Policy.  We are not a party to the agreement you have with your investment advisor. You will, however, receive confirmations of transactions that affect your Policy.  Note: If you make withdrawals of cash value to pay advisory fees, then taxes may apply to any such withdrawals and tax penalties may be assessed on withdrawals made before you attain age 59-1/2.

If your investment advisor has also acted as your insurance agent with respect to the sale of your Policy, he or she may be receiving compensation for services provided both as an insurance agent and investment advisor.  Alternatively, the investment advisor may compensate the insurance agent from whom you purchased your Policy for the referral that led you to enter into your investment advisory relationship with the investment advisor.  If you are interested in the details about the compensation that your investment advisor and/or your insurance agent receive in connection with your Policy, you should ask them for more details.

We, or an affiliate of ours, will process the financial transactions placed by your registered insurance agents or investment advisors.  We reserve the right to discontinue doing so at any time and for any reason.  We may require insurance agents or investment advisors, who are authorized by multiple policyowners to make financial transactions, to enter into an administrative agreement with Transamerica as a condition of our accepting transactions on your behalf.  The administrative agreement may impose limitations on the insurance agent’s or investment advisor’s ability to request financial transactions on your behalf.  These limitations, which are discussed in the section entitled “Transfers - Disruptive Trading and Market Timing,” are intended to (i) minimize the detrimental impact of an investment professional who is in a position to transfer large amounts of money for multiple clients in a particular portfolio or type of portfolio or (ii) are intended to comply with specific restrictions or limitations imposed by a portfolio(s) of Transamerica.

Please note:  Limitations that we may impose on your insurance agent or investment advisor under the terms of the administrative agreement do not apply to financial transactions requested by an owner on their own behalf, except as otherwise described in this prospectus.

Policy Values

Cash Value

•
Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).

•	Serves as the starting point for calculating values under a Policy.
•	Equals the sum of all values in each subaccount and the fixed account.
•	Is determined on the Policy date and on each valuation date.
•	Has no guaranteed minimum amount and may be more or less than premiums paid.
•	Includes any amounts held in the fixed account to secure any outstanding Policy loan.

Net Surrender Value

The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request in good order at our mailing address.

Net surrender value on any valuation                                  •           the cash value as of such date; minus
date equals:                                                                               •           any surrender charge as of such date; minus
                                                                                                     •   any outstanding Policy loan amount(s); plus
•	any interest you paid in advance on the loan(s) for the period between the date of the surrender and the next Policy anniversary.

Subaccount Value

Each subaccount's value is the cash value in that subaccount. At the end of any valuation period, the subaccount's value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

The number of units in any subaccount	•	the initial units purchased at unit value on the record date;
on any valuation date equals:	plus
•	units purchased with additional net premium(s); plus
•	units purchased via transfers from another subaccount or the fixed account; minus
•	units redeemed to pay for monthly deductions; minus
•	units redeemed to pay for cash withdrawals; minus
•	units redeemed as part of a transfer to another subaccount or the fixed account; minus
•	units redeemed to pay pro rata decrease and transfer charges.

Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium, transfer request or cash withdrawal request is received: (i) at our mailing address (for written requests and payments by check); or (ii) at our administrative office (for requests by fax or by telephone, or for payments made through electronic credit and debit transactions.

Subaccount Unit Value

The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

The unit value of any subaccount                                       •           the total value of the portfolio shares held in the
at the end of a valuation period is calculated as:
subaccount, including the value of any dividends or capital gains distribution declared and reinvested by the portfolio during the valuation period. This value is determined by multiplying the number of portfolio shares owned by the subaccount by the portfolio's net asset value per share determined at the end of the valuation period; minus

•	a charge equal to the daily net assets of the subaccount multiplied by the daily equivalent of the daily mortality and expense risk charge; minus
•	the accrued amount of reserve for any taxes or other economic burden resulting from applying tax laws that we determine to be properly attributable to the subaccount; and the result divided by
•	the number of outstanding units in the subaccount before the purchase or redemption of any units on that date.

The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time) except on customary national holidays on which the NYSE is closed, which coincides with the end of each valuation period.

Fixed Account Value

On the record date, the fixed account value is equal to the cash value allocated to the fixed account from the TFLIC Transamerica Money Market subaccount.

The fixed account value at the end of any	•	the sum of net premium(s) allocated to the fixed account;
valuation period is equal to:	plus
•	any amounts transferred from a subaccount to the fixed account; plus
•	total interest credited to the fixed account; minus
•	amounts charged to pay for monthly deductions; minus
•	amounts withdrawn or surrendered from the fixed account to pay for cash withdrawals; minus
•	amounts transferred from the fixed account to a subaccount; minus
•	amount withdrawn from the fixed account to pay any pro rata decrease charge incurred due to a decrease in specified amount.

Death Benefit

Death Benefit Proceeds

Provided your Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof at our administrative office of the insured's death, in good order at our administrative office, plus written direction (from each eligible recipient of death benefit proceeds) regarding distribution of the death benefit payment, and any other documents, forms and information that we need. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option.

Death benefit proceeds equal:	•	the death benefit (described below); minus
•	any monthly deductions due during the grace period (if applicable); minus
•	any outstanding loan amount; plus
                       •   any additional insurance in force provided by rider; plus
•	any interest you paid in advance on the loan(s) for the period between the date of death and the next Policy anniversary.

We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured's age or gender.

Death Benefit

The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the three death benefit options we offer in your application. No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured's death.

Death benefit Option A	•	the current specified amount; or
equals the greater of:	•	a specified percentage called the "limitation percentage," multiplied by
•	the cash value on the insured's date of death.

Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for different ages:

Attained Age                                                                              Limitation Percentage

40 and under                                                                                           250%
41 to 45                                                250% of cash value minus 7% for each age over age 40
46 to 50                                                215% of cash value minus 6% for each age over age 45
51 to 55                                                185% of cash value minus 7% for each age over age 50
56 to 60                                                150% of cash value minus 4% for each age over age 55
61 to 65                                                130% of cash value minus 2% for each age over age 60
66 to 70                                                120% of cash value minus 1% for each age over age 65
71 to 75                                                115% of cash value minus 2% for each age over age 70
76 to 90                                                                                       105%
91 to 95                                                105% of cash value minus 1% for each age over age 90
96 and older                                                                                           100%

If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

Option A Illustration. Assume that the insured's attained age is under 40, there have been no withdrawals or decreases in specified amount, and that there are no outstanding loans. Under Option A, a Policy with a $50,000 specified amount will generally pay $50,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $20,000, the death benefit will exceed the $50,000 specified amount. Each additional dollar added to the cash value above $20,000 will increase the death benefit by $2.50.

Similarly, so long as the cash value exceeds $20,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

Death benefit Option B	•	the current specified amount; plus
equals the greater of:	à	the cash value on the insured's date of death; or
•	the limitation percentage, multiplied by
à	the cash value on the insured's date of death.

Under Option B, the death benefit always varies as the cash value varies.

Option B Illustration. Assume that the insured's attained age is under 40 and that there is no outstanding indebtedness. Under Option B, a Policy with a specified amount of $50,000 will generally pay a death benefit of $50,000 plus cash value. Thus, a Policy with a cash value of $10,000 will have a death benefit of $60,000 ($50,000 + $10,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $33,333, the death benefit will be greater than the specified amount plus cash value. Each additional dollar of cash value above $33,333 will increase the death benefit by $2.50.

Similarly, any time cash value exceeds $33,333, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

Death benefit Option C	•	death benefit Option A; or
equals the greater of:	•	the current specified amount, multiplied by
à	an age-based "factor" equal to the lesser of
•	1.0 or
•	0.04 times (95 minus insured's attained age at death) (the “factor” will never be less than zero); plus
•	the cash value on the insured's date of death.

Under Option C, the death benefit varies with the cash value and the insured's attained age.

Option C – Three Illustrations.

1.  Assume that the insured is under age 40 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $50,000 and with a cash value of $10,000 will have a death benefit of $60,000 ($50,000 x the minimum of (1.0 and (0.04 x (95-40))) + $10,000). So long as the insured is under age 71, this benefit is the same as the Option B benefit.

2.  Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $50,000 and with a cash value of $12,000 will have a death benefit of $52,000 ($50,000 x the minimum of (1.0 and (0.04 x (95-75))) + $12,000).

3.  Assume that the insured is attained age 75 and that there are no outstanding loans. Under Option C, a Policy with a specified amount of $50,000 and with a cash value of $9,000 will have a death benefit equal to the specified amount of $50,000, since the calculation of $50,000 times the minimum of (1.0 and (0.04 x (95-75))) plus $9,000 is less than the specified amount.

Effect of Cash Withdrawals on the Death Benefit

If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal.  We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.  Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.

Choosing Death Benefit Options

You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay.

If you do not select a death benefit option on your application, we will assume you selected death benefit Option A and will ask you to confirm the selection of Option A in writing or choose one of the other death benefit options.

You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit. You may find Option C more suitable if your goal is to increase your total death benefit before you reach attained age 70, and to increase your cash value through positive investment experience thereafter.

Changing the Death Benefit Option

After the third Policy year, you may change your death benefit option once each Policy year, which may affect the specified amount.  We will notify you of the new specified amount.

•	You must send your written request, in good order, to our mailing address, or by fax to our administrative office (1-800-299-1620).
•	The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change.
•	You may not make a change that would decrease the specified amount below the minimum specified amount shown on your Policy schedule page.
•	There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

Decreasing the Specified Amount

After the Policy has been in force for three years, you may decrease the specified amount once each Policy year.. A decrease in the specified amount will affect your cost of insurance charge and your minimum monthly guarantee premium, and may have adverse federal tax consequences.  You should consult a tax advisor before decreasing your Policy’s specified amount.

Conditions for decreasing                  •           you must send your written request, in good order, to our the specified amount:mailing address;
•	you may not decrease your specified amount lower than the minimum specified amount shown on your Policy schedule page;
•	you may not decrease your specified amount if it would disqualify your Policy as life insurance under the Internal Revenue Code;
•	we may limit the amount of the decrease to no more than 20% of the specified amount;
•	a decrease in specified amount will take effect on the Monthiversary on or after we receive your written request; and
•	we will assess a pro rata decrease charge against the cash value if you request a decrease in your specified amount within the first 15 Policy years.

No Increases in the Specified Amount

We do not allow increases in the specified amount.  If you want additional insurance, you may purchase a term rider (PIR) or purchase an additional policy(ies) naming the same owner.

Payment Options

There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. These are described under “Settlement Options” in this prospectus.

Surrenders and Cash Withdrawals

Surrenders

You must make a written request, in good order, containing an original signature to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our administrative office. The insured must be alive, the Policy must be in force, and it must be before the maturity date when you make your written request. A surrender is effective as of the date when we receive your written request.  You will incur a surrender charge if you surrender the Policy during the first 15 Policy years.

Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. See Federal Income Tax Considerations.

Cash Withdrawals

After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.  All cash withdrawal requests must be submitted in good order to avoid a delay in processing your request.

Cash withdrawal conditions:	•
You must send your written cash withdrawal request with an original signature to our administrative office.  If your withdrawal request is less than $500,000, then you may fax it to us at 1-727-299-1620.

•	We my limit the number of Policy withdrawals to one cash withdrawal per Policy year.
•	We may limit the amount you can withdraw to at least $500, and to no more than 10% of the net surrender value.
•	The remaining net surrender value after the cash withdrawal must be at least $500.
•	You may not take a cash withdrawal if it will reduce the specified amount below the minimum specified amount set forth in the Policy.
•
You may specify the subaccount(s) and the fixed account from which to make the withdrawal. If you do not specify an account, we will take the withdrawal from each account in accordance with your current premium allocation instructions.

•	We generally will pay a cash withdrawal request within seven days following the valuation date we receive the request at our administrative office.
•	We will deduct a processing fee equal to $25 or 2% of the amount you withdraw, whichever is less. We deduct this amount from the withdrawal, and we pay you the balance.
•	You may not take a cash withdrawal that would disqualify your Policy as life insurance under the Internal Revenue Code.
•	A cash withdrawal may have tax consequences.

A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal.  We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service.

Signature Guarantees

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim's account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.

As a protection against fraud, we generally require that the following transaction requests include a Medallion signature guarantee:
•	all requests for disbursements (i.e., cash withdrawals and surrenders) of $500,000 or more;
•	any disbursement request made on or within 10 days of our receipt of a request to change the address of record for an owner's policy ; and
•
any disbursement request when Transamerica has been directed to send proceeds to a different address from the address of record for that owner's policy .  Please note:  This requirement will not apply to disbursement requests made in connection with exchanges of one life policy for another with the same owner in a "tax-free exchange" under Section 1035 of the Internal Revenue Code.

An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many:

•	national and state banks;
•	savings banks and savings and loan associations;
•	securities brokers and dealers; and
•	credit unions.

The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which you do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.   Notarization will not substitute for a signature guarantee.

Loans

General

After the first Policy year (as long as the Policy is in force) you may borrow money from the Policy using the Policy’s cash value as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from and secured by a Policy may have tax consequences. See “Federal Income Tax Considerations.”

Policy loans are subject to	•	we may require you to borrow at least $500; and
certain conditions:	•	the maximum amount you may borrow is 90% of the cash value, minus any surrender charge and minus any outstanding loan amount.

When you take a loan, we will withdraw an amount equal to the requested loan plus interest in advance until the next Policy anniversary from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). If this is not possible, then the withdrawal amount will be withdrawn pro-rata from the subaccounts and the fixed account. We will transfer that amount to the loan reserve. The loan reserve is the portion of the fixed account used as collateral for a Policy loan.

We normally pay the amount of the loan within seven days after we receive a proper loan request at our administrative office. We may postpone payment of loans under certain conditions.

You may request a loan by telephone by calling us at 1-800-322-7353 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time. If the loan amount you request exceeds $500,000 or if the address of record has been changed within the past 10 days, we may reject your request. If you do not want the ability to request a loan by telephone, you should notify us in writing at our mailing address. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

You may also fax your loan request to us at 1-800-322-7361. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our administrative office and will be credited as of the date received.

At each Policy anniversary, we will compare the outstanding loan amount to the amount in the loan reserve. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the outstanding loan amount exceeds the amount in the loan reserve, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve, in the same manner as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, we will withdraw the difference from the loan reserve and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. We reserve the right to require a transfer to the fixed account if the loans were originally transferred from the fixed account.

Interest Rate Charged

We will charge you an annual interest rate on a Policy loan of 5.66% in advance (6.00% effective annual interest rate, after rounding) on each Policy anniversary. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.

Loan Reserve Interest Rate Credited

We will credit the amount in the loan reserve with interest at an effective annual rate of at least 4.0%.  We may credit a higher rate, but we are not obligated to do so.

●
After the tenth Policy year, on all amounts that you have borrowed, we currently credit interest to part of the cash value in excess of the premiums paid less cash withdrawals and any outstanding loan amount including accrued loan interest at an interest rate equal to the interest rate we charge on the total loan.  The remaining portion, equal to the cost basis, is currently credited an effective annual rate of 4.75%*.

Effect of Policy Loans

A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan plus interest charged in advance until the next Policy anniversary in the loan reserve. This amount does not participate in the separate account's investment performance, may not be credited with the interest rates accruing on any unloaned portion of the fixed account, and therefore can affect the Policy’s cash value and death benefit whether or not the loan is repaid. Amounts transferred from the separate account to the loan reserve will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

We also charge interest on Policy loans at an effective annual rate of 6.00%.  Because interest is added to the amount of the Policy loan to be repaid, the size of the loan will constantly increase unless the Policy loan is repaid.

There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

We will notify you (and any assignee of record) if a loan causes your net surrender value to reach zero. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

Policy Lapse and Reinstatement

Lapse

Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is a possibility that your Policy will lose value and lapse. This Policy provides a no lapse period as described below. Once your no lapse period ends, your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the cost of monthly deductions.

If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the grace period. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

No Lapse Period

This Policy provides a no lapse period for the first five Policy years, or as outlined in the endorsement at the end of this section. As long as you keep the no lapse guarantee in effect, your Policy will not lapse and no grace period will begin, even if your net surrender value is not enough to pay your monthly deductions.  Each month we determine whether the no lapse period is still in effect. Except as listed below, the no lapse period will not extend beyond the no lapse date stated in your Policy. Each month we determine whether the no lapse period is still in effect.  If the no lapse period is not in effect and the Policy is still in force, it can be restored by paying sufficient minimum monthly guarantee premiums at any time before the no lapse date.

Keeping the no lapse guarantee in effect	•	The no lapse period guarantee will not be effective if you do not pay sufficient minimum monthly guarantee premiums.
•	You must pay total premiums (minus withdrawals, outstanding loan amounts, and any pro rata decrease charge) that equal at least:

à	the sum of the minimum monthly guarantee premiums in effect for each month from the Policy date up to and including the current month.

    You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal or a loan or decrease the specified amount or add, increase or decrease a rider you should consider carefully the effect it will have on the no lapse period guarantee.

In addition, if you change death benefit options, decrease the specified amount, or add, increase or decrease a rider, we will adjust the minimum monthly guarantee premium. See Minimum Monthly Guarantee Premium for a discussion of how the minimum monthly guarantee premium is calculated and can change.

Reinstatement

We will reinstate a lapsed Policy within five years after the lapse (and prior to the maturity date). To reinstate the Policy you must:

•           submit a written application for reinstatement to our administrative office;
•           provide evidence of insurability satisfactory to us;
•           make a minimum premium payment sufficient to provide a net premium that is large enough to cover:

three monthly deductions.  (Payment of a minimum premium sufficient to provide a net premium to cover (a) one monthly deduction at the time of termination, plus (b) the next two monthly deductions which will become due after the time of reinstatement.)

•	payment of an additional amount sufficient to cover any surrender charge as of the date of reinstatement.

We will not reinstate any indebtedness (i.e., outstanding loan plus any accrued interest at the time your Policy lapsed). The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the net premiums you pay at reinstatement, minus one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Extension of No Lapse Guarantee Period

The no lapse date for all Policies that were in force on May 1, 2009, with a no lapse date indicated  on the Policy schedule page in 2006, 2007, 2008, 2009, 2010 or 2011, has been automatically extended to the Policy anniversary in 2012.  The minimum monthly guarantee premium will not be changed, but if a cash withdrawal or a loan has been taken, or if requested in the future, additional minimum premiums may need to be paid to maintain the No Lapse guarantee. If an affected Policy lapses and is reinstated before January 1, 2012, the extended No Lapse date will remain in effect.

Federal Income Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy

A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that this Policy should generally satisfy the applicable Code requirements.

In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. We believe that the Policy does not give you investment control over separate account assets.

In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

In General. We believe that the Policy described in this prospectus is a life insurance policy under Code Section 7702.  Section 7702 affects the taxation of life insurance policies and places limits on the relationship of the cash value to the death benefit.  As life insurance policies, the death benefits of the policies are generally excludable from the gross income of the beneficiaries.  In the absence of any guidance from the IRS on the issue, we believe that providing an amount at risk after age 99 in the manner provided should be sufficient to maintain the excludability of the death benefit after age 99.  However, lack of specific IRS guidance makes the tax treatment of the death benefit after age 99 uncertain.  Also, any increase in accumulation value should generally not be taxable until received by you or your designee.  However, if your Policy is a modified endowment contract you may be taxed when you take a Policy loan, pledge or assign the Policy. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a MEC.  Moreover, if a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly.

Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years or in the seven Policy years following certain changes in the Policy. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Among other things, a reduction in benefits could cause a Policy to become a MEC  Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC..  If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC if we have not yet credited the payment, or, if the premium has been credited, we will return the excess premium within sixty days of year end.

Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:
•
All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

•
Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.  If the Policy is part of a collateral assignment split dollar arrangement, the initial assignment as well as increases in cash value during the assignment may be distributions and taxable.

•
A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 ½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

•
If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, the IRS has the authority, but has not yet done so, to issue regulations providing that distributions from a Policy within two years before it becomes a MEC will also be taxed in this manner.

Distributions (other than Death Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions, which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years, may be treated in whole or in part as ordinary income subject to tax.  Distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

Policy Loans.  Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. If a loan from a Policy that is not a MEC is outstanding when the Policy is surrendered or lapses, the amount of the outstanding indebtedness will be taxed as if it were a distribution at that time.  The tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

Investment in the Policy.  Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Withholding.  To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. The federal income tax withholding rate is generally 10% of the taxable amount of the distribution. Withholding applies only if the taxable amount of all distributions is at least $200 during a taxable year.  Some states also require withholding for state income taxes. With the exception of amounts that represent eligible rollover distributions from 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions.  If the taxable distributions are delivered to foreign countries, withholding will apply unless you certify to us that you are not a U.S. person residing abroad.  Taxable distributions to non-resident aliens are generally subject to withholding at a 30% rate unless withholding is eliminated under an international treaty with the United States.  The payment of death benefits is generally not subject to withholding.

Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement and in its use of life insurance.  In recent years, moreover, Congress and the IRS have adopted new rules relating to nonqualified deferred compensation and to life insurance owned by businesses and life insurance companies used in split-dollar arrangements. The IRS recently issued new guidance regarding concerns in the use of life insurance in employee welfare plans, including, but not limited to, the deduction of employer contributions and the status of such plans as listed transactions.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor. Recent legislation under Section 101(j) of the Internal Revenue Code has imposed notice, consent and other provisions on policies owned by employers and certain of their affiliates, owners and employees to receive death benefits tax-free and added additional reporting requirements.

Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludable from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

Continuation of Policy Beyond Age 100.  The tax consequences of continuing the Policy beyond the insured’s attained age 100 are unclear and may include taxation of the gain in the Policy or the taxation of the death benefit in whole or in part.  You should consult a tax advisor if you intend to keep the Policy in force beyond the insured’s attained age 100.

Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes. Special Rules for Pension Plans and 403(b) Arrangements.  If the Policy is purchased in connection with a section 401(a) qualified pension or profit sharing plan, including a section 401(k) plan, or in connection with a section 403(b) plan or program, federal and state and estate tax consequences could differ from those stated in this prospectus.  The purchase may also affect the qualified status of the plan.  You should consult a qualified tax advisor in connection with such purchase.

Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974, or ERISA, which may impose additional requirements on the purchase of policies by such plans. You should consult a qualified advisor regarding ERISA.

Note: In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010.  Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form.  Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis.  The uncertainty as to future estate, gift and generation-skipping transfer taxes underscores the importance of seeking guidance from a qualified advisor to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Other Policy Information

Settlement Options

If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below.  In either event, life insurance coverage ends.  Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options.  If the regular payment under a settlement option would be less than $100, we will instead pay the proceeds in one lump sum.  We may make other settlement options available in the future.

Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account.  Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen.  Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

Under any settlement option, the dollar amount of each payment will depend on four things:

•	the amount of the surrender on the surrender date or death benefit proceeds on the insured's date of death;
•	the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%);
•	the mortality tables we use; and
•	the specific payment option(s) you choose.

Option 1--Equal Monthly Installments for a Fixed Period	•	We will pay the proceeds, plus interest, in equal monthly installments for a fixed period of your choice, but not longer than 240 months.
	•	We will stop making payments once we have made all the payments for the period selected.

Option 2--Equal Monthly Installments for Life (Life Income)	At your or the beneficiary's direction, we will make equal monthly installments:
	•	only for the life of the payee, at the end of which payments will end; or
	•	for the longer of the payee's life, or for 10 years if the payee dies before the end of the first 10 years of payments; or
	•	for the longer of the payee's life, or until the total amount of all payments we have made equals the proceeds that were applied to the settlement option.

Option 3--Equal Monthly Installments for the Life of the Payee and then to a Designated Survivor (Joint and Survivor)	•	We will make equal monthly payments during the joint lifetime of two persons, first to a chosen payee, and then to a co-payee, if living, upon the death of the payee.
	•	Payments to the co-payee, if living, upon the payee's death will equal either:
> the full amount paid to the payee before the payee's death; or
> two-thirds of the amount paid to the payee before the payee's death.
	•	All payments will cease upon the death of the co-payee.
Retained Asset Accounts

When a death benefit is paid in a lump sum and is $15,000 or greater, your beneficiary may elect to have the death benefit deposited into an interest-bearing account, called the Assurance Plus Account.  We will send the beneficiary a "checkbook," and the beneficiary will have access to the account simply by writing a "draft" for all or part of the amount of the death benefit.  We use a bank, The Northern Trust Company, to process your “drafts.”

Upon receipt of the "draft" by the bank, the bank will draw down the amount you requested from our general account. We do not guarantee to credit a minimum interest rate on amounts left in the Assurance Plus Account.  Any interest paid on amounts in the Assurance Plus Account is currently taxable.

The Assurance Plus Account is part of our general account.  It is not a bank account, and it is not insured by the FDIC or any other government agency.  As part of our general account, it is subject to the claims of our creditors.  We may make a profit on all amounts left in the Assurance Plus Account.  The Assurance Plus Account is not available in all states.

Benefits at Maturity

If the insured is living and the Policy is in force, the Policy will mature on the Policy anniversary nearest the insured's 95th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

Payments We Make

We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven calendar days after we receive all applicable written notices and/or due proofs of death at our administrative office. However, we can postpone such payments if:

•	the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or
•           the SEC permits, by an order, the postponement for the protection of policyowners; or
•	the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

If mandated under applicable law, we may be required to reject a premium payment and/or block a policyowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.  We may also be required to provide additional information about you and your account to government regulators.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our administrative office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the “Act”).  The Act prohibits, with limited exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans of publicly-traded companies was generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS recently issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department recently issued proposed regulations that, if finalized, would significantly affect the tax treatment of such arrangements.  The IRS guidance and the proposed regulations affect all split dollar arrangements, not just those involving publicly-traded companies.  Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

Assignment of the Policy

You may assign the contract by giving us written notice.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to require that the assignment will be effective only upon acceptance by us, and to refuse assignments or transfers at any time on a non-discriminatory basis.

Policy Termination

Your Policy will terminate on the earliest of:

•           the maturity date;                                                                             •           the end of the grace period; or
•           the date the insured dies;                                                                •           the date the Policy is surrendered.

Supplemental Benefits (Riders)

The following supplemental benefits (riders) are available and may be added to a Policy. Monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies do not build cash value and provide benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the primary insured is the person insured under the Policy.  Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences and you should consult a tax advisor before doing so.

Children's Insurance Rider

  This rider provides insurance on the primary insured's children ages 15 days through 18 years old. Our minimum face amount for this rider is $2,000 and the maximum face amount is $10,000. We will pay a death benefit once we receive proof, in good order at our administrative office, that the insured child died while the rider was in force for that child. At each child’s age 25 this rider may be converted to a new policy for up to five times the face amount of the rider. If the primary insured dies while the rider is in force, we will terminate the rider 31 days after the death, and we will offer a separate life insurance policy to each insured child for an amount up to the face amount of the rider.

Accidental Death Benefit Rider

Available for primary insured issue ages 15 to 59, our minimum specified amount for this rider is $10,000. The maximum specified amount available for the rider is the lesser of (i) $150,000 or (ii) 150% of the Policy's specified amount.

Subject to certain limitations, we will pay a face amount if the primary insured's death results solely from accidental bodily injury where:

•           the death is caused by external, violent, and accidental means;
•           the death occurs within 90 days of the accident; and
•           the death occurs while the rider is in force.

The rider will terminate on the earliest of:

•           the Policy anniversary nearest the primary insured's 70th birthday;
•           the date the Policy terminates; or
•           the Monthiversary when the rider terminates at the owner's request.

Other Insured Rider

This rider insures the spouse or life partner and/or dependent children of the primary insured. Subject to the terms of the rider, we will pay the face amount of the rider to the primary insured.  Available for issue ages 0-70, our minimum face amount for this rider is $10,000. The maximum face amount is the lesser of $500,000 or the amount of coverage on the primary insured.  The maximum number of Other Insured Riders that is allowed on any one Policy is five (5).  We will pay the rider's face amount when we receive proof , in good order, at our administrative office of the other insured's death. On any Monthiversary while the rider is in force, you may convert it to a new policy on the other insured's life (without evidence of insurability).

Conditions to convert the rider:	•	your request must be in good order, and sent to our mailing address;
•	the rider has not reached the anniversary nearest to the other insured's 70th birthday;
•	the new policy is any permanent insurance policy that we currently offer;
•
subject to the minimum specified amount required for the new policy, the amount of the insurance under the new policy will equal the face amount in force under the rider as long as it meets the minimum face amount requirements of the original Policy; and

•	we will base your premium on the other insured's rate class under the rider.

Termination of the rider:	The rider will terminate on the earliest of:
•	the maturity date of the Policy;
•	the anniversary nearest to the other insured's 79th birthday;
•	the date the Policy terminates for any reason except for death of the primary insured;
•	31 days after the death of the primary insured;
•	the date of conversion of this rider; or
•	the Monthiversary on which the rider is terminated upon written request by the owner.

Primary Insured Rider ("PIR")

Under the PIR, we provide term insurance coverage on a different basis from the coverage in your Policy.

Features of PIR:	•	the rider increases the Policy's death benefit by the rider's face amount;
•	the rider may be purchased from issue ages 0-70;
•	the rider terminates on the anniversary nearest to the insured's 79th birthday;
•	the minimum purchase amount for the rider is $25,000. There is no maximum purchase amount;
•	we do not assess any additional surrender charge for the rider;
•	generally PIR coverage costs less than the insurance coverage under the Policy, but has no cash value;
•	you may cancel or reduce your rider coverage without decreasing your Policy's specified amount; and
•	you may generally decrease your specified amount without reducing your rider coverage.

Conditions to convert the rider:	•	your request must be in writing and sent to our administrative office;
•	the rider has not reached the anniversary nearest to the primary insured's 70th birthday;
•	the new policy is any permanent insurance policy that we currently offer;
•
subject to the minimum specified amount required for the new policy, the amount of the insurance under the new policy will equal the specified amount in force under the rider as long as it meets the minimum specified amount requirements of a Base Policy; and

•	we will base your premium on the primary insured's rate class under the rider.

It may cost you less to reduce your PIR coverage than to decrease your Policy’s specified amount, because we do not deduct a surrender charge in connection with your PIR.  It may cost you more to keep a higher specified amount under the Base Policy, because the specified amount may have a cost of insurance that is higher than the cost of the same amount of coverage under your PIR.

You should consult your registered representative to determine if you would benefit from PIR. We may discontinue offering PIR at any time. We may also modify the terms of this rider for new policies.

Terminal Illness Accelerated Death Benefit Rider

This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.

We will pay a "single-sum benefit" equal to:

•           the death benefit on the date we pay the single-sum benefit; multiplied by
•           the election percentage of the death benefit you elect to receive; divided by
•	1 + i ("i" equals the current yield on 90-day Treasury bills or 5%, whichever is greater) (“discount factor”); minus
•           any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.

    The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:

•	the death benefit available under the Policy once we receive satisfactory proof that the insured is ill; plus
•           the benefit available under any PIR in force.
•           a single-sum benefit may not be greater than $500,000.

The election percentage is a percentage that you select. It may not be greater than 100%.

We will not pay a benefit under the rider if the insured's terminal condition results from self-inflicted injuries that occur during the period specified in your Policy's suicide provision.

The rider terminates at the earliest of:
•           the date the Policy terminates;
•           the date a settlement option takes effect;
•           the date we pay a single-sum benefit; or
•           the date you terminate the rider.

We do not assess an administrative charge for this rider; however, we do reduce the single sum benefit by a discount factor to compensate us for expected income lost due to the early payment of the death benefit.

For example, suppose before the owner elects the single sum benefit, a Policy has a $400,000 death benefit and a $10,000 loan balance.  Suppose that the current yield on 90-day U.S. Treasury bills is 6.00%.  Because 6% is greater than 5% the interest rate that will be used to discount the single sum benefit is 6%.  The owner elects to accelerate 50% of the death benefit, so the single sum benefit equals $183,679.25, which is [($400,000 x 0.50 / 1.06) – ($10,000 x 0.50)].  After the acceleration, the remaining death benefit is $200,000, which is 50% of $400,000, and all Policy values will be reduced by 50%.

The tax consequences of requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.

Additional Information

Sending Forms and Transaction Requests in Good Order

We cannot process your instructions to process a transaction relating to the Policy until we have received your instructions in good order at our mailing address.  "Good order" means the actual receipt by us of the instructions relating to a transaction in writing—or, when appropriate, by telephone or facsimile, or electronically—along with all forms, information and supporting legal documentation (including any required spousal or joint owner's consents, if applicable) we require in order to effect the transaction.  To be in "good order," instructions must be sufficiently clear so that we do not need to exercise any discretion to follow such instructions.

Sale of the Policies

Distribution and Principal Underwriting Agreement. Our affiliate, TCI, serves as principal underwriter for the Policies. We entered into a principal underwriting and distribution agreement with TCI for the distribution and sale of the Policies effective May 1, 2007.  We pay commissions to TCI, which are passed on to selling firms (see below) and reimburse TCI for certain expenses it incurs in order to pay for the distribution of the Policies (e.g., commissions payable to selling firms selling the Policies, as described below.)

Compensation to Broker-Dealers Selling the Policies.  The Policies are offered to the public through broker-dealers ("selling firms") that are licensed under the federal securities laws; the selling firm and/or its affiliates are also licensed under state insurance laws.  The selling firms have entered into written selling agreements with us and with TCI as principal underwriter for the Policies.  We pay commissions through TCI to the selling firms for their sales of the Policies.

    A limited number of affiliated and unaffiliated broker-dealers, including TFA, may also be paid commissions and overrides to “wholesale” the Policies, that is, to provide sales support and training to sales representatives at selling firms.  We may also provide compensation to a limited number of broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules.  The amount and timing of commissions may vary depending on the selling agreement. The sales commission paid to broker-dealers during 2009 was, on average, 3.50% of all premiums made during Policy years 2 – 10.  We will pay an additional trail commission of up to 0.25% of the Policy's subaccount value (excluding the fixed account) on the Policy anniversary if the cash value (minus amounts attributable to loans) equals at least $10,000. Additional sales commissions may also be payable on premiums paid as a result of an increase in specified amount.  Some selling firms may be required to return first year commissions (less surrender charge) if the Policy is not continued through the first two Policy years.

To the extent permitted by FINRA rules, Transamerica, TFA, WGS and other affiliated parties may pay (or allow other broker-dealers to provide) promotional incentives or payments in the form of cash or non-cash compensation or reimbursement to some, but not all, selling firms and their sales representatives.  These arrangements, which may be referred to as “revenue sharing” arrangements are described further below.

The sales representative who sells you the Policy typically receives a portion of the compensation we (and our affiliates) pay to the selling firms, depending on the agreement between the selling firm and its sales representative and the firm’s internal compensation program.  These programs may include other types of cash and non-cash compensation and other benefits.  Ask your sales representative for further information about the compensation your sales representative, and the selling firm that employs your sales representative, may receive in connection with your purchase of a Policy.  Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including the conflicts of interests that such arrangements may create.

Special Compensation for Affiliated Wholesaling and Selling Firms.  Our parent company provides paid-in capital to TCI and pays for TCI’s operating and other expenses, including costs for facilities, legal and accounting services, and other internal administrative functions.

Transamerica’s two main distribution channels are TFA and WGS, both affiliates, who sell Transamerica products.

Transamerica covers the cost of TFA’s various facilities, third-party services and internal administrative functions, including employee salaries, sales representative training and computer systems, that are provided directly to TFA.  These facilities and services are necessary for TFA’s administration and operation, and Transamerica is compensated by TFA for these expenses based on TFA’s usage.  In addition, Transamerica and other affiliates pay for certain sales expenses of TFA, including the costs of preparing and producing prospectuses and sales promotional materials for the Policy.

Sales representatives and their managers at TFA and WGS may receive directly or indirectly additional cash benefits and non-cash compensation or reimbursements from us or our affiliates.  Additional compensation or reimbursement arrangements may include payments in connection with TFA’s or WGS’s conferences or seminars, sales or training programs for invited selling representatives and other employees, seminars for the public, trips (such as travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items, and payments, loans or loan guaranties to assist a firm or representative in connection with systems, operating, marketing and other business expenses.  The amounts may be significant and may provide us with increased access to the sales representatives.

In addition, TFA’s managers and/or sales representatives who meet certain productivity standards may be eligible for additional compensation.  Sales of the Policies by affiliated selling firms may help sales representatives and/or their managers qualify for certain cash or non-cash benefits, and may provide such persons with special incentive to sell our Policies.  For example, TFA’s and WGS’s registered representatives, general agents, marketing directors and supervisors may be eligible to participate in a voluntary stock purchase plan that permits participants to purchase stock of AEGON N.V. (Transamerica’s ultimate parent) by allocating a portion of the commissions they earn to purchase such shares.  A portion of the contributions of commissions by TFA’s representatives may be matched by TFA.  TFA’s and WGS’s registered representatives may also be eligible to participate in a stock option and award plan.  Registered representatives who meet certain production goals will be issued options on the stock of AEGON N.V.

    Additional Compensation that We Pay to Selected Selling Firms.  Certain selling firms may receive additional cash amounts for “preferred product” treatment of the Policies in their marketing programs in order to receive enhanced marketing services and increased access to their sales representatives.  In exchange for providing us with access to their distribution network, such selling firms may receive additional compensation or reimbursement for, among other things, the hiring and training of sales personnel, marketing, sponsoring of conferences and seminars, and/or other services they provide to us and our affiliates.  To the extent permitted by applicable law, we and other parties may allow other non-cash incentives and compensation to be paid to these selling firms.  These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may differ between selling firms.

Special compensation arrangements are calculated in different ways by different selling firms and may be based on past or anticipated sales of the Policies or other criteria.  For instance, flat fee payments were made to certain selling firms with payments ranging from $37.50 to $4,623.33 in 2009 in relation to their sales of the TFLIC and WRL insurance products.

During 2009, we had entered into “preferred product” arrangements with TFA, WGS, First Founder Securities, Inc., First Global, Harbour Investments, Inc. and Workman Securities Corporation.  The following amounts (in addition to sales commissions and expense allowances) were paid to these firms:

Name of Firm	Aggregate Amount Paid During 2009
First Founders Securities, Inc.	$ 201.56
First Global	$4,623.33
Harbour Investments, Inc.	$2,231.44
Workman Securities Corporation	$ 37.50

No specific charge is assessed directly to policyowners or the separate account to cover commissions and other incentives or payments described above.  We do intend to recoup commissions and other sales expenses and other incentive we pay, however, through fees and charges deducted under the Policy and other corporate revenue.

You should be aware that a selling firm or its sales representatives may receive different compensation or incentives for selling one product over another.  In some cases, these differences may create an incentive for the selling firm or its sales representatives to recommend or sell this Policy to you.  You may wish to take such incentives into account when considering and evaluating any recommendation relating to the Policies.

Legal Proceedings

Transamerica, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on TCI's ability to perform under its principal underwriting agreement, or on Transamerica's ability to meet its obligations under the Policy.

Financial Statements

The financial statements of Transamerica Financial Life Insurance Company, Inc. and the separate account are included in the SAI.

Table of Contents of the Statement of Additional Information

Glossary
The Policy – General Provisions
Ownership Rights
Our Right to Contest the Policy
Suicide Exclusion
Misstatement of Age or Gender
Modifying the Policy
Mixed and Shared Funding
Addition, Deletion, or Substitution of Investments
Additional Information
Settlement Options
Additional Information about Transamerica and the Separate Account
Legal Matters
Variations in Policy Provisions
Personalized Illustrations of Policy Benefits
Sale of the Policies
Report to Owners
Records
Independent Auditors
Experts
Underwriters
Underwriting Standards
IMSA
Performance Data
Other Performance Data in Advertising Sales Literature
Transamerica’s Published Ratings
Index to Financial Statements
TFLIC Series Life Account
TFLIC Life Insurance Company, Inc.

Glossary

accounts	The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative office
Our administrative office address for claims is P.O. Box 9008, Clearwater, Florida 33758-9008. Our street address is 570 Carillon Parkway, St. Petersburg, Florida 33716. Our phone number is 1-800-322-7353; our facsimile numbers are 1-727-299-1648 (for subaccount transfers); and 1-727-299-1620 for all other requests.   Our administrative office serves as the recipient of all facsimile and telephonic transactions, including but not limited to transfer requests and premium payments made by wire transfer and through electronic credit and debit transactions (e.g. payments through direct deposit, debit transfers, and forms of e-commerce payments) and any claims documents.  Our hours are Monday- Friday from 8:30 a.m. – 7:00 p.m. Eastern Time. Our hours are Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time.  Please do not send any checks or non-claims related correspondence or notices to this address; send them to the mailing address (see below).

attained age	The issue age of the person insured, plus the number of completed years since the Policy date.

base Policy	The TFLIC Financial Freedom Builder variable life insurance policy without any supplemental riders.

beneficiary(ies)	The person or persons you select to receive the death benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value	The sum of your Policy's value in the subaccounts and the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds
The amount we will pay to the beneficiary(ies) on the insured's death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount and any due and unpaid monthly deductions.  We will increase the death benefit proceeds by any interest you paid in advance on the loan for the period between the date of death and the next Policy anniversary.

fixed account
An allocation option other than the separate account to which you may allocate net premiums and cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate.  The fixed account is part of our general account.

free look period	The period during which you may return the Policy and receive a refund as described in this prospectus. The free look period is listed in the Policy.

funds
Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

good order
An instruction that is received by the Company, along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents), that is sufficiently complete and clear so that the Company does not need to exercise any discretion to follow such instruction.  All orders to process a withdrawal request; a loan request; a request to surrender your Policy; a fund transfer request; or a death benefit claim must be in good order.

home office	Our home office address is 440 Mamaroneck Avenue, Harrison New York 10528. Please do not send any money, correspondence or notices to this address; send them to the mailing address.

in force	While coverage under the Policy or a supplemental rider, if any, is active and the insured's life remains insured.

initial premium	The amount you must pay before insurance coverage begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured	The person whose life is insured by this Policy.

issue age	The insured's age on his or her birthday nearest to the Policy date.

lapse
When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount, and you have not made a sufficient payment by the end of a grace period.

loan amount	The total amount of all outstanding Policy loans, including both principal and interest due.

loan reserve account	A part of the fixed account to which amounts are transferred as collateral for Policy loans.

mailing address
Our mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.  All premium payments and loan repayments made by check, and all non-claims related correspondence and notices should be sent to this address.

maturity date	The Policy anniversary nearest the insured's 95th birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends.

minimum monthly	The amount shown on your Policy schedule page (unless changed when you change death guarantee premium
benefit options, decrease the specified amount or add, increase or decrease a rider) that we use during the no lapse period to determine whether a grace period will begin. We will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or add, increase or decrease a rider, and you may need to pay additional premiums in order to keep the no lapse guarantee in place.  A grace period will begin whenever your net surrender value is not enough to meet monthly deductions.

Monthiversary
This is the day of each month when we determine Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction
The monthly Policy charge, plus the monthly cost of insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the pro rata decrease charge incurred as a result of a decrease in your specified amount.

mortality and expense	This charge is a daily deduction from each subaccount that is taken before determining the
risk charge	unit value of that subaccount.

net premium	The part of your premium that we allocate to the fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charge and the premium collection charge.

net surrender value
The amount we will pay you if you surrender the Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value, minus any surrender charge, minus any outstanding loan amount, plus any interest you paid in advance on the loan for the period between the date of surrender and the next Policy anniversary.

no lapse date
Except as described in the endorsement shown in the “Policy Lapse and Reinstatement” section, the no lapse date is the 5th Policy anniversary. The no lapse date is specified in your Policy, or as described in the endorsement.

no lapse period	The first five Policy years during which the Policy will not lapse if certain conditions are met.

planned periodic	A premium payment you make in a level amount at a fixed interval over a specified period of
premium	time.

Policy date
The date when our underwriting process is complete, full life insurance coverage goes into effect, we begin to make the monthly deductions, and our initial net premium is allocated to the TFLIC Transamerica Money Market subaccount. The Policy date is shown on the schedule page of your Policy. We measure Policy months, years, and anniversaries from the Policy date.

portfolio	One of the separate investment portfolios of a fund.

premiums	All payments you make under the Policy other than loan repayments.

pro rata decrease	Surrender charge that may be imposed upon a decrease in specified amount during the first 15
charge	Policy years.

record date	The date we record your Policy on our books as an in force Policy, and we allocate your cash value from the TFLIC Transamerica Money Market subaccount to the accounts you selected on your application.

separate account
The TFLIC Series Life Account. It is a separate investment account that is divided into subaccounts. We established the separate account under the laws of New York to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount
The minimum death benefit we will pay under the Policy provided the Policy is in force. It is the amount shown on the Policy's schedule page, unless you decreases the specified amount. In addition, we will reduce the specified amount by the dollar amount of any cash withdrawal if you choose Option A (level) death benefit.

subaccount	A subdivision of the separate account that invests exclusively in shares of one investment portfolio of a fund.

surrender charge	If, during the first 15 Policy years, you fully surrender the Policy, we will deduct a surrender charge from the cash value.

termination	When the insured's life is no longer insured under the Policy or any rider, and the Policy or any rider is no longer in force.

valuation date	Each day the New York Stock Exchange is open for trading. Transamerica is open for business whenever the New York Stock Exchange is open.

valuation period
The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our	Transamerica Financial Life Insurance Company.
(Transamerica)

written notice
The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our administrative office.

you, your (owner	The person entitled to exercise all rights as owner under the Policy.
or policyowner)

Appendix A
Surrender Charge Per Thousand
(Based on the gender and rate class of the insured)

	Male	Male	Male/	Female	Female
Issue	Ultimate Select/	Ultimate Standard/	Female	Ultimate Select/	Ultimate Standard/
Age	Select	Standard	Juvenile	Select	Standard

0	N/A	N/A	10.94 (male) 10.35 (female)	N/A	N/A
1	N/A	N/A	8.16	N/A	N/A
2	N/A	N/A	8.16	N/A	N/A
3	N/A	N/A	7.92	N/A	N/A
4	N/A	N/A	7.68	N/A	N/A
5	N/A	N/A	7.68	N/A	N/A
6	N/A	N/A	7.68	N/A	N/A
7	N/A	N/A	7.68	N/A	N/A
8	N/A	N/A	7.68	N/A	N/A
9	N/A	N/A	7.68	N/A	N/A
10	N/A	N/A	7.68	N/A	N/A
11	N/A	N/A	7.68	N/A	N/A
12	N/A	N/A	7.68	N/A	N/A
13	N/A	N/A	7.92	N/A	N/A
14	N/A	N/A	8.16	N/A	N/A
15	N/A	N/A	8.40	N/A	N/A
16	N/A	N/A	8.52	N/A	N/A
17	N/A	N/A	8.88	N/A	N/A
18	8.72	9.20		8.72	9.20
19	8.84	9.32		8.84	9.32
20	8.96	9.44		8.96	9.44
21	9.16	9.88		9.16	9.64
22	9.32	10.04		9.32	9.80
23	9.52	10.24		9.52	10.00
24	9.68	10.40		9.68	10.40
25	9.88	10.84		9.88	10.60
26	10.56	11.28		10.32	11.04
27	11.00	11.72		10.76	11.48
28	11.40	12.12		11.16	12.12
29	12.08	12.80		11.84	12.56
30	12.52	13.24		12.28	13.00
31	13.04	14.00		12.80	13.52
32	13.76	14.48		13.52	14.24
33	14.28	15.24		14.04	14.76
34	14.76	15.96		14.52	15.48
35	15.52	16.48		15.04	16.00
36	16.20	17.40		15.34	16.56
37	16.85	18.40		15.65	16.93
38	17.25	19.56		15.98	17.32
39	17.66	20.56		16.32	17.73

	Male	Male	Female	Female
Issue	Ultimate Select/	Ultimate Standard/	Ultimate Select/	Ultimate Standard/
Age	Select	Standard	Select	Standard

40	20.28	21.96	19.32	20.52
41	21.64	23.56	20.68	22.12
42	23.08	25.24	21.30	23.24
43	23.90	27.08	21.80	23.82
44	24.57	29.12	22.33	24.43
45	25.27	30.04	22.89	25.06
46	26.02	31.02	23.48	25.73
47	26.81	32.05	24.10	26.43
48	27.64	33.13	24.75	27.16
49	28.53	34.28	25.45	27.94
50	29.47	35.49	26.18	28.75
51	30.47	36.77	26.95	29.61
52	31.53	38.12	27.76	30.51
53	32.66	39.55	28.63	31.46
54	33.86	41.05	29.54	32.45
55	35.12	42.62	30.51	33.51
56	36.47	44.29	31.53	34.62
57	37.90	46.04	32.63	35.80
58	39.43	47.89	33.80	37.07
59	41.05	49.86	35.05	38.43
60	42.78	51.94	36.40	39.89
61	44.63	54.15	37.84	41.45
62	46.60	56.48	39.39	43.11
63	48.69	57.00	41.03	44.88
64	50.91	57.00	42.79	46.75
65	53.28	57.00	44.66	48.73
66	55.80	57.00	46.66	50.84
67	57.00	57.00	48.81	53.09
68	57.00	57.00	51.13	55.53
69	57.00	57.00	53.64	57.00
70	57.00	57.00	56.37	57.00
71	57.00	57.00	57.00	57.00
72	57.00	57.00	57.00	57.00
73	57.00	57.00	57.00	57.00
74	57.00	57.00	57.00	57.00
75	57.00	57.00	57.00	57.00
76	57.00	57.00	57.00	57.00
77	57.00	57.00	57.00	57.00
78	57.00	57.00	57.00	57.00
79	57.00	57.00	57.00	57.00
80	57.00	57.00	57.00	57.00

Appendix B
Illustrations

The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time.  In particular, the illustrations show how the death benefit, cash value, and net surrender value under a Policy issued to an insured of a given age, would change over time if the premiums indicated were paid and the return on the assets in the subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 10%.  The tables illustrate Policy value that would result based on assumptions that you pay the premiums indicated, you do not change your specified amount, and you do not take any cash withdrawals or Policy loans.  The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 10%, but fluctuated over and under those averages throughout the years shown.

We based the illustration on the next page on a Policy for an insured who is a 35 year old female in the Ultimate Select underwriting class (the “representative insured”), annual premium paid on the first day of each Policy year of $2,315, a $250,000 initial specified amount and death benefit Option A.  The illustration on that page also assumes cost of insurance charges based on our current cost of insurance rates.

The illustration for the representative insured on the second following page   is based on the same factors of those on the next page except the cost of insurance charges are based on the guaranteed cost of insurance rates and expenses (based on the 1980 Commissioners Standard Ordinary Mortality Table).

The amounts shown in the illustrations for the death benefits, cash values and net surrender values take into account the amount and timing of all Policy, subaccount and portfolio fees assessed under the Policy.  The current illustration uses the current charges for a Policy and the guaranteed illustration uses the guaranteed charges for a Policy.  These fees are:

(1)
the daily charge for assuming mortality and expense risks assessed against each subaccount.  This charge is equivalent to an annual charge of 0.90% of the average net assets of the subaccounts during the first 15 Policy years.  We guarantee to reduce this charge to 0.75% after the first 15 Policy years.  We may reduce this charge to 0.75% in the 16th Policy year but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.90% level after the 15th Policy year;

(2)
estimated daily expenses equivalent to an effective arithmetic average annual expense level of 1.43% of the portfolios’ gross average daily net assets.  The 1.43% gross average portfolio expense level assumes an equal allocation of amounts among the 68 subaccounts available to new investors.  We used annualized actual audited expenses incurred during 2009 for the portfolios to calculate the gross average annual expense level; and

(3)
the premium expense charge (6.0% of premiums paid during the first ten Policy years; and 2.5% of all premiums paid thereafter)  and monthly deductions for the cost of insurance and the monthly Policy charge.

The hypothetical returns shown in the tables are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return.  Tax charges that may be attributable to the separate account are not reflected because we are not currently making such charges.  If tax charges are deducted in the future, the separate account would have to earn a sufficient amount in excess of 0%, 6% or 10% or cover any tax charges to produce after tax returns of 0%, 6% or 10%.  Your actual rates of return for a particular Policy likely will be more or less than the hypothetical investment rates of return.  The actual return on your cash value will depend on factors such as the amounts you allocate to particular portfolios, the amounts deducted for the Policy’s monthly charges and other charges, the portfolios’ expense ratios, and your loan and withdrawal history, in addition to the actual investment experience of the portfolios.

We will furnish the owner, upon request, a personalized illustration reflecting the proposed insured’s age, gender, risk classification and desired Policy features.  Contact your registered representative or our administrative office.  (See prospectus back cover – “Inquiries.”)

TFLIC FINANCIAL FREEDOM BUILDER
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
HYPOTHETICAL ILLUSTRATIONS
FEMALE ISSUE AGE 35
Specified Amount                                $250,000                                                                                     Ultimate Select Class
Annual Premium                                $2,315                                                                                     Option Type A
Using Current Cost of Insurance Rates
	DEATH BENEFIT Assuming Hypothetical Gross and Net Annual Investment Return of			CASH VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)
1	250,000	250,000	250,000	1,734	1,851	1,930
2	250,000	250,000	250,000	3,417	3,761	3,998
3	250,000	250,000	250,000	5,047	5,726	6,210
4	250,000	250,000	250,000	6,629	7,753	8,583
5	250,000	250,000	250,000	8,148	9,829	11,112
6	250,000	250,000	250,000	9,603	11,954	13,807
7	250,000	250,000	250,000	10,992	14,124	16,678
8	250,000	250,000	250,000	12,321	16,347	19,743
9	250,000	250,000	250,000	13,579	18,614	23,009
10	250,000	250,000	250,000	14,769	20,928	26,490
15	250,000	250,000	250,000	20,048	33,642	48,249
20	250,000	250,000	250,000	23,511	47,898	79,257
25	250,000	250,000	250,000	26,241	65,018	125,040
30 (Age 65)	250,000	250,000	250,000	26,701	84,345	192,337
35 (Age 70)	250,000	250,000	338,092	23,703	105,713	291,458
40 (Age 75)	250,000	250,000	465,886	16,899	130,154	435,407
45 (Age 80)	250,000	250,000	677,524	4,171	158,555	645,261
50 (Age 85)	*	250,000	994,616	*	192,018	947,253
55 (Age 90)	*	250,000	1,448,240	*	235,655	1,379,277
60 (Age 95)	*	296,879	2,025,637	*	293,939	2,005,581

	NET SURRENDER VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)	End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)
1	-	-	-	15	20,048	33,642	48,249
2	-	1	238	20	23,511	47,898	79,257
3	1,287	1,966	2,450	25	26,241	65,018	125,040
4	2,869	3,993	4,823	30 (Age 65)	26,701	84,345	192,337
5	4,388	6,069	7,352	35 (Age 70)	23,703	105,713	291,458
6	6,219	8,570	10,423	40 (Age 75)	16,899	130,154	435,407
7	7,984	11,116	13,670	45 (Age 80)	4,171	158,555	645,261
8	9,689	13,715	17,111	50 (Age 85)	*	192,018	947,253
9	11,323	16,358	20,753	55 (Age 90)	*	235,655	1,379,277
10	12,889	19,048	24,610	60 (Age 95)	*	293,939	2,005,581

* In the absence of an additional payment, the Policy would lapse.

TFLIC FINANCIAL FREEDOM BUILDER
TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY
FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
HYPOTHETICAL ILLUSTRATIONS
FEMALE ISSUE AGE 35
Specified Amount                                $250,000                                                                                     Ultimate Select Class
Annual Premium                                $2,315                                                                                     Option Type A
Using Guaranteed Cost of Insurance Rates
	DEATH BENEFIT Assuming Hypothetical Gross and Net Annual Investment Return of			CASH VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)
1	250,000	250,000	250,000	1,734	1,851	1,930
2	250,000	250,000	250,000	3,349	3,690	3,926
3	250,000	250,000	250,000	4,902	5,572	6,050
4	250,000	250,000	250,000	6,393	7,497	8,312
5	250,000	250,000	250,000	7,818	9,461	10,716
6	250,000	250,000	250,000	9,178	11,466	13,272
7	250,000	250,000	250,000	10,466	13,504	15,987
8	250,000	250,000	250,000	11,685	15,580	18,873
9	250,000	250,000	250,000	12,836	17,694	21,946
10	250,000	250,000	250,000	13,922	19,850	25,221
15	250,000	250,000	250,000	18,708	31,690	45,700
20	250,000	250,000	250,000	21,440	44,420	74,175
25	250,000	250,000	250,000	21,607	57,697	114,353
30 (Age 65)	250,000	250,000	250,000	18,318	70,998	172,583
35 (Age 70)	250,000	250,000	299,982	8,124	81,755	258,606
40 (Age 75)	*	250,000	409,270	*	86,431	382,495
45 (Age 80)	*	250,000	588,486	*	72,537	560,463
50 (Age 85)	*	250,000	848,298	*	7,768	807,903
55 (Age 90)	*	*	1,198,697	*	*	1,141,617
60 (Age 95)	*	*	1,629,503	*	*	1,613,369

	NET SURRENDER VALUE Assuming Hypothetical Gross and Net Annual Investment Return of
End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)	End of Policy Year	0% (Gross) -1.43% (Net)	6% (Gross) 4.57% (Net)	10% (Gross) 8.57% (Net)
1	-	-	-	15	18,708	31,690	45,700
2	-	-	166	20	21,440	44,420	74,175
3	1,142	1,812	2,290	25	21,607	57,697	114,353
4	2,633	3,737	4,552	30 (Age 65)	18,318	70,998	172,583
5	4,058	5,701	6,956	35 (Age 70)	8,124	81,755	258,606
6	5,794	8,082	9,888	40 (Age 75)	*	86,431	382,495
7	7,458	10,496	12,979	45 (Age 80)	*	72,537	560,463
8	9,053	12,948	16,241	50 (Age 85)	*	7,768	807,903
9	10,580	15,438	19,690	55 (Age 90)	*	*	1,141,617
10	12,042	17,970	23,341	60 (Age 95)	*	*	1,613,369
* In the absence of an additional payment, the Policy would lapse.

Prospectus Back Cover

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide you, without charge and upon request, with certain personalized hypothetical illustrations showing the death benefit, cash surrender value and the cash value. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2009 and are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

Inquiries

To learn more about the Policy, you should read the SAI dated the same date as this prospectus.  The SAI has been filed with the SEC and is incorporated herein by reference.  The table of contents of the SAI is included near the end of this prospectus.

For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our office at:

Transamerica
570 Carillon Parkway
St. Petersburg, FL 33716
1-800-322-7353
Facsimile: 1-727-299-1648 (for subaccount transfers)
    1-727-299-1620 (for all other fax transactions)
(Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time)
www.tflic.com/ny

More information about the Registrant (including the SAI) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.  For information on the operation of the Public Reference Room, please contact the SEC at 202-551-8090.  You may also obtain copies of reports and other information about the Registrant on the SEC’s website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at100 F Street, NW, Washington, D.C. 20549. The Registrant’s file numbers are listed below.

TCI serves as the principal underwriter for the Policies.  More information about TCI is available at Error! Hyperlink reference not valid. http://www.finra. org or by calling 1-800-289-9999. You also can obtain an investor brochure from The Financial Regulatory Authority ("FINRA") describing its Public Disclosure Program.

SEC File No. 333-38343/811-8878

AGO7413-5/10

PART B

INFORMATION REQUIRED IN A
STATEMENT OF ADDITIONAL INFORMATION

STATEMENT OF ADDITIONAL INFORMATION
May 1, 20 10

TFLIC FINANCIAL FREEDOM BUILDER®
issued through
TFLIC Series Life Account
by
Transamerica Financial Life Insurance Company
Administrative Office:
P.O. Box 5068
Clearwater, Florida 33758-5068
1-800-322-7353
Facsimile: 1-800-322-7361

Facsimile: 1-727-299-1648 (subaccount transfers only)
1-727-299-1620 (all other fax requests)

Send payments by check and all correspondence
and notices to the Mailing Address:
4333 Edgewood Road, N.E.
Cedar Rapids, Iowa  52499

This Statement of Additional Information (“SAI”) expands upon subjects discussed in the current prospectus for the TFLIC Financial Freedom Builder® flexible premium variable life insurance policy offered by Transamerica Financial Life Insurance Company.  You may obtain a copy of the prospectus dated May 1, 20 10 , by calling our administrative office at 1-800-322-7353 (Monday – Friday from 8:30 a.m. – 7:00 p.m. Eastern time), or by writing to the mailing address at Transamerica, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.  The prospectus sets forth information that a prospective investor should know before investing in a Policy.  Terms used in this SAI have the same meanings as in the prospectus for the Policy.

This SAI is not a prospectus and should be read only in conjunction with the prospectuses for the Policy and the Transamerica Series Trust -- Initial Class, Fidelity Variable Insurance Products Funds, – Service Class 2 Shares , and the ProFunds.
.

Table of Contents

The Policy – General Provisions	1
Ownership Rights	1
Our Right to Contest the Policy	2
Suicide Exclusion	2
Misstatement of Age or Gender	2
Modifying the Policy	2
Mixed and Shared Funding	2
Addition, Deletion, or Substitution of Portfolios	3
Additional Information	3
Additional Information about Transamerica and the Separate Account	3
Legal Matters	4
Personalized Illustrations of Policy Benefits	4
Sale of the Policies	4
Reports to Owners	5
Records	5
Independent Registered Public Accounting Firm	5
Experts	5
Underwriters	6
Underwriting Standards	6
IMSA	6
Performance Data	6
Other Performance Data in Advertising Sales Literature	6
Transamerica’s Published Ratings	7
Financial Statements	7
TFLIC Series Life Account	7
Transamerica Life Insurance Company, Inc	S-1
G-1

ii

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.

The Policy – General Provisions

Ownership Rights

The Policy belongs to the owner named in the application.  The owner may exercise all of the rights and options described in the Policy.  The owner is the insured unless the application specifies a different person as the insured.  If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate.  The owner may exercise certain rights described below.

Changing the Owner	•	Change the owner by providing written notice, in good order, to us at our mailing address at any time while the insured is alive and the Policy is in force.
	•	Change is effective as of the date that the owner signs the written notice is accepted by us in good order , at our mailing address .
	•	Changing the owner does not automatically change the beneficiary.
	•	Changing the owner may have tax consequences. You should consult a tax advisor before changing the owner.
	•	We are not liable for payments we made before we received the written notice at our mailing address. .

Choosing the Beneficiary	•	The owner designates the beneficiary (the person to receive the death benefit when the insured dies) in the application.
	•	If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.
	•	If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.
	•	If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

Changing the Beneficiary	•	The owner changes the beneficiary by providing written notice to us at our in good order, at our mailing address.
	•	Change is effective as of the date the owner signs the written notice.
	•	We are not liable for any payments we made before we received the written notice at our mailing address.

Assigning the Policy	•	The owner may assign Policy rights while the insured is alive.
	•	The owner retains any ownership rights that are not assigned.
	•	Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.
	•	Claims under any assignment are subject to proof of interest and the extent of the assignment.
	•	We are not:
> bound by any assignment unless we receive a written notice of the assignment at our mailing address;
> responsible for the validity of any assignment;

1

	>	liable for any payment we made before we received written notice of the assignment at our mailing address; or
	>	bound by any assignment which results in adverse tax consequences to the owner, insured(s) or beneficiary(ies).
•	Assigning the Policy may have tax consequences. You should consult a tax advisor before assigning the Policy.

Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy for two years from the Policy date.   For any portion of the specified amount that is issued as a result of a conversion, the contestability period is measured from the later of the Policy date of the Policy that was converted or the latest effective date of reinstatement of the converted policy.

In the absences of fraud, w e cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

Suicide Exclusion

If the insured commits suicide within two years of the Policy date, the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount   and less any cash withdrawals.  We will pay this amount to the beneficiary in one sum.   For any portion of the specified amount that is issued as a result of a conversion, the suicide period is measured from the later of the Policy date of the Policy that was converted or the latest effective date of reinstatement of the converted policy.

Misstatement of Age or Gender

If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

Modifying the Policy

Only our President or Secretary may modify the Policy or waive any of our rights or requirements under the Policy.  Any modification or waiver must be in writing.  No agent may bind us by making any promise not contained in the Policy.

If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Mixed and Shared Funding

Shares of the portfolios are sold to other separate accounts that we (or our affiliates) establish to support other variable annuity contracts and variable life insurance policies we (or our affiliates) issue.  Shares of some portfolios are also sold to separate accounts of unaffiliated life insurance companies.  It is possible in the future that you may be disadvantaged when the separate account invests in a portfolio that also (1) invests in separate accounts of unaffiliated life insurance companies, and (2) invests in separate accounts (including those of our affiliates) funding variable annuity contracts.

2

Neither we nor the funds currently foresee that you would be disadvantaged in this manner.  Each fund’s board of directors/trustees monitors its fund to identify any material conflicts that may arise between the interests of owners of variable annuity contracts and those of owners of variable life insurance policies, as well as between the interests of owners of contracts issued by different unaffiliated life insurance companies (“material conflicts”).  Such boards of directors/trustees are obligated to determine what action, if any, must be taken to resolve any material conflicts that arise.  Such action could include requiring the separate account, or separate accounts of affiliated or unaffiliated insurance companies, to withdraw their investments in a portfolio and such withdrawals could have adverse consequences to owners.  In addition, we have entered into an agreement with each fund on behalf of the separate account governing the separate account’s investment in that fund’s portfolios (the “participation agreement”).  The participation agreement contains provisions designed to protect owners in the event of material conflicts.

Material conflicts affecting owners could result in a number of situations including: (1) differences in state insurance law applicable to different life insurance companies whose separate accounts are invested in a portfolio; (2) changes in tax law or regulations that result in changes to a portfolio that has disparate effect on different life insurance companies whose separate accounts are invested in the portfolio, or on different types of variable contracts invested in the portfolio; (3) actions or omissions by a fund that operate to the advantage of one group of variable contract owners at the expense of another group or groups; (4) changes to a portfolio approved at a shareholders’ meeting as a result of voting by one group of variable contract owners to the disadvantage of another group or groups;  and (5) disparate provisions in the participation agreements of different unaffiliated insurance companies or the pursuit of remedies under such an agreement by one insurance company to the detriment of one or more other insurance companies.

Notwithstanding our reasonable efforts and those of the funds, there is the risk that actions or omissions of the fund in response to material conflicts may disadvantage our policyowners.  If we believe that a fund’s response to any of these events or conflicts is insufficient to protect our policyowners, we will undertake appropriate actions on our own, which may include withdrawing the separate account’s investments in the fund.

If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Transamerica will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

Addition, Deletion, or Substitution of Portfolios

We do not guarantee that each portfolio will always be available for investment through the Policy.  We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio.  New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers.  We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgment further investment in any portfolio would become inappropriate in view of the purposes of the separate account.  We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law.  We may also decide to purchase securities from other portfolios for the separate account.  We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives.  We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant.  We will make any new subaccounts available to existing owners on a basis we determine.  We may also eliminate one or more subaccounts for the same reasons as stated above.

3

In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change.  If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Additional Information

Additional Information about Transamerica and the Separate Account

Transamerica is a stock life insurance company that is a wholly-owned indirect subsidiary of Transamerica Corporation, , which conducts most of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services.  All of the stock of Transamerica Corporation is indirectly owned by AEGON N.V. of the Netherlands, a public company under Dutch law.  Transamerica’s home office is located at 440 Mamaroneck Avenue, Harrison, New York 10528   and the mailing address is 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499.

Transamerica was incorporated in 1947 under the laws of New York and is subject to regulation by the Superintendent of Insurance of the State of New York, as well as by the insurance departments of all other states and jurisdictions in which it does business.  Transamerica is licensed to sell insurance in 49 states (including New York) and in the District of Columbia.  Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business.  The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Transamerica established the separate account as a separate investment account under New York law in 1994.  We own the assets in the separate account and are obligated to pay all benefits under the Policies.  The separate account is used to support other life insurance policies of Transamerica, as well as for other purposes permitted by law.  The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Transamerica holds the assets of the separate account physically segregated and apart from the general account.  Transamerica maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Transamerica.  A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of TCI to a limit of $10 million.

Legal Matters

All matters relating to federal securities laws and New York law pertaining to the Policy have been passed upon by Arthur D. Woods , Esq., Vice President and Counsel of Transamerica.

Personalized Illustrations of Policy Benefits

In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

. The illustrations are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

4

Sale of the Policies

We no longer offer the Policies to the public.

 Transamerica Capital, Inc. ("TCI") serves as principal underwriter for the Polic ies . TCI’s home office is located at 4600 S. Syracuse Street, Suite 1100, Denver, Colorado 80237.  TCI is an affiliate of Transamerica and, like Transamerica, is an indirect, wholly owned subsidiary of AEGON USA.  TCI is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of Financial Industry Regulatory Authority (“FINRA”).  TCI is not a member of the Securities Investor Protection Corporation.

       During fiscal year 2007, before TCI replaced our affiliate, AFSG Securites Corporation (“AFSG”), as principal underwriter for the Policies, the amount paid to AFSG in connection with all Policies sold through the separate account was $744,315. For the period May 1, 2007 through December 31, 2007, TCI received $1,476,612.  in connection with all Policies sold through the separate account. During fiscal years 2009 and 2008, the amounts paid to TCI in connection with all Policies sold through the separate account was $952,891.and $1,733,130, respectively.  TCI and AFSG passed through to selling firms, and did not retain any portion of, any commissions they received.  Our parent company provides capital distributions to TCI (and provided capital distributions to AFSG) and pays for TCI's (and paid for AFSG’s) operating and other expenses, including overhead, legal and accounting fees.

We and/or TCI or TFA may pay certain selling firms additional cash amounts for:  (1) “preferred product” treatment of the Policies in their marketing programs, which may include marketing services and increased access to their sales representatives; (2) sales promotions relating to the Policies; (3) costs associated with sales conferences and educational seminars for their sales representatives; and (4) other sales expenses incurred by them.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

Reports to Owners

At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

>	the current cash value	>	any activity since the last report
>	the current net surrender value	>	projected values
>	the current death benefit	>	investment experience of each subaccount
>	outstanding loans	>	any other information required by law

You may request additional copies of reports, but we may charge a fee for such additional copies.  In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements.  We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records

We will maintain all records relating to the separate account and the fixed account.

Independent Registered Public Accounting Firm

The financial statements of the Separate Account at December 31, 2009 and for the periods disclosed in the financial statements, and the statutory-basis financial statements and schedules of Transamerica at December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, appearing herein, have been audited by Ernst & Young LLP, 801 Grand Avenue, Suite 3000, Des Moines, Iowa 50309, independent registered public accounting firm, as set forth in the firm’s respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

5

Experts

Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President, Assistant Actuary and Illustration Actuary of Transamerica, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, as stated in the opinion filed as an exhibit to the registration statement.

Underwriters

Underwriting Standards

This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age.

Your cost of insurance charge will also depend on the insured's gender, issue age on the Policy date, length of time from the Policy date, underwriting class , and such other factors that we may consider in determining cost of insurance rates. We currently place insureds into the following underwriting classes:

•	ultimate select (preferred) non
•	select (non-preferred) non-tobacco use;
•	ultimate standard (preferred) tobacco use;
•	standard (non-preferred) tobacco use; and
•	juvenile – under 18.

We also place insureds in various sub-standard rate classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco.

IMSA

We are a member of the Insurance Marketplace Standards Association ("IMSA").  IMSA is an independent, voluntary organization of life insurance companies.  It promotes high ethical standards in the sales and advertising of individual life insurance,  long-term care insurance and annuity products.  Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices.  Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA.  The IMSA logo in our sales literature shows our ongoing commitment to these standards.  You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 240-497-2900.

Performance Data

Other Performance Data in Advertising Sales Literature

We may compare each subaccount's performance to the performance of:
•	other variable life issuers in general;
•
variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

>
Lipper and Morningstar rank variable annuity contracts and variable life policies.  Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

•	the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
> unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or

6

•	other types of investments, such as:
	>	certificates of deposit;
	>	savings accounts and U.S. Treasuries;
	>	certain interest rate and inflation indices (e.g., the Consumer Price Index); or
>
indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Transamerica’s Published Ratings

We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us.  These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings.  These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms.  These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

Financial Statements

Transamerica’s statutory-basis financial statements and schedules, which include the Report of Independent Registered Public Accounting Firm, appear on the following pages. These statutory-basis financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these statutory-basis financial statements and schedules only as bearing upon Transamerica’s ability to meet our obligations under the Policies.  You should not consider our statutory-basis financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

Transamerica’s statutory-basis financial statements and schedules at December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, have been prepared on the basis of statutory accounting principles rather than U.S. generally accepted accounting principles.

The separate account’s financial statements for the period ended December 31, 2009, which include the Report of Independent Registered Public Accounting Firm, also appear on the following pages.

7

Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners
of the TFLIC Series Life Account
Transamerica Financial Life Insurance Company

We have audited the accompanying statements of assets and liabilities of each of the subaccounts constituting the TFLIC Series Life Account (the Separate Account) (comprised of the Transamerica JPMorgan Core Bond VP, Transamerica Asset Allocation – Conservative VP, Transamerica Asset Allocation – Growth VP, Transamerica Asset Allocation – Moderate Growth VP, Transamerica Asset Allocation – Moderate VP, Transamerica MFS International Equity VP, Transamerica Clarion Global Real Estate Securities VP, Transamerica Federated Market Opportunity VP, Transamerica International Moderate Growth Fund VP, Transamerica Science & Technology VP, Transamerica JPMorgan Mid Cap Value VP, Transamerica JPMorgan Enhanced Index VP, Transamerica Marsico Growth VP, Transamerica BlackRock Large Cap Value VP, Transamerica AEGON High Yield Bond VP, Transamerica Munder Net50 VP, Transamerica PIMCO Total Return VP, Transamerica Focus VP, Transamerica T. Rowe Price Equity Income VP, Transamerica T. Rowe Price Small Cap VP, Transamerica Templeton Global VP, Transamerica Third Avenue Value VP, Transamerica Balanced VP, Transamerica Convertible Securities VP, Transamerica Equity VP, Transamerica Growth Opportunities VP, Transamerica Money Market VP, Transamerica Small/MidCap Value VP, Transamerica U.S. Government Securities VP, Transamerica Value Balanced VP, Transamerica Van Kampen Mid-Cap Growth VP, Transamerica Index 50 VP, Transamerica Index 75 VP, Transamerica Efficient Markets VP, Transamerica Hanlon Balanced VP, Transamerica Hanlon Growth & Income VP, Transamerica Hanlon Growth VP, Transamerica Hanlon Managed Income VP, Transamerica Van Kampen Large Cap Core VP, Transamerica Foxhall Emerging Markets/Pacific Rim VP, Transamerica Foxhall Global Conservative VP, Transamerica Foxhall Global Growth VP, Transamerica Foxhall Global Hard Asset VP, Fidelity VIP Contrafund® Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Opportunities Portfolio, Fidelity VIP Index 500 Portfolio, ProFund VP Bull, ProFund VP NASDAQ-100, ProFund VP Small-Cap, ProFund VP Short Small-Cap, ProFund VP Money Market, Access VP High Yield, ProFund VP Europe 30, ProFund VP Oil & Gas, ProFund VP UltraSmall-Cap, ProFund VP Utilities, ProFund VP Consumer Services, ProFund VP Pharmaceuticals, ProFund VP Small-Cap Value, ProFund VP Falling US Dollar, ProFund VP Emerging Markets, ProFund VP International, ProFund VP Asia 30, ProFund VP Japan, ProFund VP Short NASDAQ-100, ProFund VP U.S. Government Plus, ProFund VP Basic Materials, ProFund VP Financials, ProFund VP Precious Metals, ProFund VP Telecommunications, ProFund VP Mid-Cap, ProFund VP Short Emerging Markets, ProFund VP Short International, Franklin Templeton VIP Founding Funds Allocation, and Alliance Bernstein

1002-1134058-63

Balanced Wealth Strategy Portfolio subaccounts) as of December 31, 2009, and the related statements of operations and changes in net assets for the periods indicated thereon. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the separate account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the mutual funds’ transfer agents. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the TFLIC Series Life Account at December 31, 2009, and the results of their operations and changes in net assets for the periods indicated thereon, in conformity with U.S. generally accepted accounting principles.

/s/Ernst & Young LLP

Des Moines, Iowa
April 16, 2010

1002-1134058-63

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	38,744.114	56,090.289	1,685,334.796	1,363,576.749
Cost	$ 466,013	$ 542,597	$ 16,981,305	$ 15,306,360

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 480,814	$ 549,685	$ 12,909,665	$ 13,103,973
Receivable for units sold	1	-	-	-
Total assets	480,815	549,685	12,909,665	13,103,973

Liabilities
Payable for units redeemed	-	2	1	29
	$ 480,815	$ 549,683	$ 12,909,664	$ 13,103,944

Net Assets:
Deferred annuity contracts
terminable by owners	$ 480,815	$ 549,683	$ 12,909,664	$ 13,103,944
Total net assets	$ 480,815	$ 549,683	$ 12,909,664	$ 13,103,944

Accumulation units outstanding:
M&E - 1.50%	4	-	2,351	3,540
M&E - 0.90%	27,258	39,654	951,987	908,760
M&E - 0.75%	625	96	85,005	75,630

Accumulation unit value:
M&E - 1.50%	$ 11.367909	$ 12.720118	$ 12.796016	$ 12.829868
M&E - 0.90%	$ 17.346947	$ 13.832276	$ 12.482158	$ 13.348708
M&E - 0.75%	$ 12.692426	$ 12.332479	$ 11.725539	$ 12.266969

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	387,196.575	187,784.553	78,239.044	80,899.029
Cost	$ 4,174,904	$ 1,456,955	$ 1,114,268	$ 1,192,949

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 3,782,911	$ 1,209,333	$ 818,380	$ 982,923
Receivable for units sold	-	-	-	2
Total assets	3,782,911	1,209,333	818,380	982,925

Liabilities
Payable for units redeemed	9	9	26	-
	$ 3,782,902	$ 1,209,324	$ 818,354	$ 982,925

Net Assets:
Deferred annuity contracts
terminable by owners	$ 3,782,902	$ 1,209,324	$ 818,354	$ 982,925
Total net assets	$ 3,782,902	$ 1,209,324	$ 818,354	$ 982,925

Accumulation units outstanding:
M&E - 1.50%	80	-	4	6
M&E - 0.90%	256,526	112,219	30,198	51,489
M&E - 0.75%	18,426	5	2,440	425

Accumulation unit value:
M&E - 1.50%	$ 12.788626	$ 13.786169	$ 13.383800	$ 11.304438
M&E - 0.90%	$ 13.842780	$ 10.776060	$ 26.080460	$ 19.000564
M&E - 0.75%	$ 12.528829	$ 8.546767	$ 12.589522	$ 10.657598

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica International Moderate Growth VP	Transamerica Science & Technology VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	99,923.013	62,801.278	24,457.649	6,036.827
Cost	$ 898,428	$ 260,053	$ 309,974	$ 82,026

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 849,346	$ 256,229	$ 272,947	$ 62,542
Receivable for units sold	-	-	1	-
Total assets	849,346	256,229	272,948	62,542

Liabilities
Payable for units redeemed	4	5	-	2
	$ 849,342	$ 256,224	$ 272,948	$ 62,540

Net Assets:
Deferred annuity contracts
terminable by owners	$ 849,342	$ 256,224	$ 272,948	$ 62,540
Total net assets	$ 849,342	$ 256,224	$ 272,948	$ 62,540

Accumulation units outstanding:
M&E - 1.50%	111	-	-	-
M&E - 0.90%	77,098	64,209	17,921	5,627
M&E - 0.75%	16,116	271	-	36

Accumulation unit value:
M&E - 1.50%	$ 13.382170	$ 14.608097	$ -	$ 12.385116
M&E - 0.90%	$ 9.087164	$ 3.941500	$ 15.230734	$ 11.046214
M&E - 0.75%	$ 9.136929	$ 11.593881	$ 11.842767	$ 10.623689

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Marsico Growth VP	Transamerica BlackRock Large Cap Value VP	Transamerica AEGON High Yield Bond VP	Transamerica Munder Net50 VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	14,017.728	35,376.607	10,259.441	35,252.076
Cost	$ 114,735	$ 489,769	$ 73,628	$ 296,737

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 129,944	$ 440,793	$ 81,665	$ 304,578
Receivable for units sold	-	-	-	2
Total assets	129,944	440,793	81,665	304,580

Liabilities
Payable for units redeemed	5	6	2	-
	$ 129,939	$ 440,787	$ 81,663	$ 304,580

Net Assets:
Deferred annuity contracts
terminable by owners	$ 129,939	$ 440,787	$ 81,663	$ 304,580
Total net assets	$ 129,939	$ 440,787	$ 81,663	$ 304,580

Accumulation units outstanding:
M&E - 1.50%	-	8	-	-
M&E - 0.90%	13,932	31,656	5,348	26,388
M&E - 0.75%	-	865	382	520

Accumulation unit value:
M&E - 1.50%	$ 11.896149	$ 11.502467	$ 14.395416	$ 16.141560
M&E - 0.90%	$ 9.326357	$ 13.604979	$ 14.367805	$ 11.272745
M&E - 0.75%	$ 10.966384	$ 11.583126	$ 12.605858	$ 13.690081

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica PIMCO Total Return VP	Transamerica Focus VP	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	15,757.571	105,588.528	29,314.617	86,582.961
Cost	$ 173,820	$ 1,228,726	$ 413,141	$ 502,884

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 177,273	$ 979,862	$ 293,146	$ 608,678
Receivable for units sold	1	-	-	-
Total assets	177,274	979,862	293,146	608,678

Liabilities
Payable for units redeemed	-	9	9	11
	$ 177,274	$ 979,853	$ 293,137	$ 608,667

Net Assets:
Deferred annuity contracts
terminable by owners	$ 177,274	$ 979,853	$ 293,137	$ 608,667
Total net assets	$ 177,274	$ 979,853	$ 293,137	$ 608,667

Accumulation units outstanding:
M&E - 1.50%	-	-	-	-
M&E - 0.90%	10,064	71,710	25,729	47,832
M&E - 0.75%	2,676	95	895	2,165

Accumulation unit value:
M&E - 1.50%	$ 11.952177	$ 12.402541	$ 12.035978	$ 13.708105
M&E - 0.90%	$ 14.241774	$ 13.649787	$ 11.016414	$ 12.175215
M&E - 0.75%	$ 12.683870	$ 10.725118	$ 10.833529	$ 12.145517

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Templeton Global VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP	Transamerica Convertible Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	123,300.104	179,343.235	5,719.265	4,534.276
Cost	$ 2,327,781	$ 2,583,469	$ 64,364	$ 38,873

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 2,156,519	$ 1,922,559	$ 58,737	$ 35,639
Receivable for units sold	-	-	-	-
Total assets	2,156,519	1,922,559	58,737	35,639

Liabilities
Payable for units redeemed	276	8	2	4
	$ 2,156,243	$ 1,922,551	$ 58,735	$ 35,635

Net Assets:
Deferred annuity contracts
terminable by owners	$ 2,156,243	$ 1,922,551	$ 58,735	$ 35,635
Total net assets	$ 2,156,243	$ 1,922,551	$ 58,735	$ 35,635

Accumulation units outstanding:
M&E - 1.50%	-	7	-	-
M&E - 0.90%	228,151	74,593	4,429	2,546
M&E - 0.75%	1,394	5,188	165	42

Accumulation unit value:
M&E - 1.50%	$ 12.899320	$ 12.919962	$ 12.366846	$ 13.135206
M&E - 0.90%	$ 9.381969	$ 24.933985	$ 12.816239	$ 13.794162
M&E - 0.75%	$ 11.286831	$ 12.056091	$ 11.911200	$ 12.090413

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Equity VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/MidCap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	423,943.608	190,697.707	958,683.860	46,335.418
Cost	$ 10,038,145	$ 2,378,483	$ 958,684	$ 728,870

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 8,131,238	$ 2,013,768	$ 958,684	$ 747,854
Receivable for units sold	1	-	172	-
Total assets	8,131,239	2,013,768	958,856	747,854

Liabilities
Payable for units redeemed	-	55	-	12
	$ 8,131,239	$ 2,013,713	$ 958,856	$ 747,842

Net Assets:
Deferred annuity contracts
terminable by owners	$ 8,131,239	$ 2,013,713	$ 958,856	$ 747,842
Total net assets	$ 8,131,239	$ 2,013,713	$ 958,856	$ 747,842

Accumulation units outstanding:
M&E - 1.50%	-	55	491	423
M&E - 0.90%	646,550	144,695	75,225	45,064
M&E - 0.75%	3,742	888	2,240	2,826

Accumulation unit value:
M&E - 1.50%	$ 12.222552	$ 13.362754	$ 9.865020	$ 14.332775
M&E - 0.90%	$ 12.512136	$ 13.833595	$ 12.348699	$ 15.501402
M&E - 0.75%	$ 11.096061	$ 12.747882	$ 11.195510	$ 15.291073

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica U.S. Government Securities VP	Transamerica Value Balanced VP	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica Index 50 VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,883.316	59,880.032	178,734.076	0.315
Cost	$ 36,486	$ 710,323	$ 3,427,346	$ 3

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 37,166	$ 608,980	$ 3,899,978	$ 3
Receivable for units sold	-	-	-	-
Total assets	37,166	608,980	3,899,978	3

Liabilities
Payable for units redeemed	-	5	24	3
	$ 37,166	$ 608,975	$ 3,899,954	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 37,166	$ 608,975	$ 3,899,954	$ -
Total net assets	$ 37,166	$ 608,975	$ 3,899,954	$ -

Accumulation units outstanding:
M&E - 1.50%	-	-	-	-
M&E - 0.90%	2,783	45,610	345,923	-
M&E - 0.75%	45	370	5,881	-

Accumulation unit value:
M&E - 1.50%	$ 10.849646	$ 12.170755	$ 15.381850	$ 12.072697
M&E - 0.90%	$ 13.161198	$ 13.257773	$ 11.050134	$ 9.512900
M&E - 0.75%	$ 12.131031	$ 11.593587	$ 13.171864	$ 9.536545

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	0.557	-	8,181.454	6,070.071
Cost	$ 4	$ -	$ 85,321	$ 65,066

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 5	$ -	$ 93,269	$ 69,381
Receivable for units sold	-	-	-	-
Total assets	5	-	93,269	69,381

Liabilities
Payable for units redeemed	5	-	-	-
	$ -	$ -	$ 93,269	$ 69,381

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ -	$ 93,269	$ 69,381
Total net assets	$ -	$ -	$ 93,269	$ 69,381

Accumulation units outstanding:
M&E - 1.50%	-	-	-	-
M&E - 0.90%	-	-	4,650	5,433
M&E - 0.75%	-	-	3,577	673

Accumulation unit value:
M&E - 1.50%	$ 12.566315	$ 12.082047	$ 11.287189	$ 11.316899
M&E - 0.90%	$ 8.906588	$ 12.129946	$ 11.331981	$ 11.361813
M&E - 0.75%	$ 8.928737	$ 12.142002	$ 11.343249	$ 11.373101

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Hanlon Growth VP	Transamerica Hanlon Managed Income VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	29,544.163	41,618.635	2,359.832	23,617.082
Cost	$ 309,347	$ 440,007	$ 28,580	$ 245,625

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 340,349	$ 461,551	$ 30,961	$ 258,843
Receivable for units sold	-	-	-	-
Total assets	340,349	461,551	30,961	258,843

Liabilities
Payable for units redeemed	-	1	-	-
	$ 340,349	$ 461,550	$ 30,961	$ 258,843

Net Assets:
Deferred annuity contracts
terminable by owners	$ 340,349	$ 461,550	$ 30,961	$ 258,843
Total net assets	$ 340,349	$ 461,550	$ 30,961	$ 258,843

Accumulation units outstanding:
M&E - 1.50%	39	255	-	-
M&E - 0.90%	21,350	27,444	2,347	13,120
M&E - 0.75%	8,324	14,157	-	10,595

Accumulation unit value:
M&E - 1.50%	$ 11.406013	$ 10.980229	$ 13.139265	$ 10.878607
M&E - 0.90%	$ 11.451270	$ 11.023810	$ 13.191523	$ 10.910951
M&E - 0.75%	$ 11.462667	$ 11.034768	$ 13.204661	$ 10.919074

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Transamerica Foxhall Global Conservative VP	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Fidelity VIP Contrafund®
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,436.756	30,759.413	8,042.521	19,651.618
Cost	$ 24,512	$ 319,297	$ 81,156	$ 476,874

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 24,587	$ 339,276	$ 83,160	$ 398,731
Receivable for units sold	-	-	-	-
Total assets	24,587	339,276	83,160	398,731

Liabilities
Payable for units redeemed	-	-	1	7
	$ 24,587	$ 339,276	$ 83,159	$ 398,724

Net Assets:
Deferred annuity contracts
terminable by owners	$ 24,587	$ 339,276	$ 83,159	$ 398,724
Total net assets	$ 24,587	$ 339,276	$ 83,159	$ 398,724

Accumulation units outstanding:
M&E - 1.50%	-	198	-	-
M&E - 0.90%	862	23,057	4,001	34,218
M&E - 0.75%	1,584	7,638	4,075	-

Accumulation unit value:
M&E - 1.50%	$ 10.014981	$ 10.948080	$ 10.263164	$ -
M&E - 0.90%	$ 10.044792	$ 10.980637	$ 10.293690	$ 11.652619
M&E - 0.75%	$ 10.052284	$ 10.988813	$ 10.301372	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	15,940.339	9,157.139	1,025.146	722.756
Cost	$ 335,341	$ 125,354	$ 131,650	$ 15,109

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 264,131	$ 131,863	$ 121,695	$ 16,905
Receivable for units sold	-	4	-	-
Total assets	264,131	131,867	121,695	16,905

Liabilities
Payable for units redeemed	-	-	12	5
	$ 264,131	$ 131,867	$ 121,683	$ 16,900

Net Assets:
Deferred annuity contracts
terminable by owners	$ 264,131	$ 131,867	$ 121,683	$ 16,900
Total net assets	$ 264,131	$ 131,867	$ 121,683	$ 16,900

Accumulation units outstanding:
M&E - 1.50%	-	-	2	-
M&E - 0.90%	25,361	20,501	10,071	-
M&E - 0.75%	-	-	1,434	1,879

Accumulation unit value:
M&E - 1.50%	$ -	$ -	$ 12.129860	$ 11.953904
M&E - 0.90%	$ 10.414984	$ 6.432330	$ 10.573646	$ 8.946536
M&E - 0.75%	$ -	$ -	$ 10.577397	$ 8.993943

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	2,371.722	1,058.827	2,558.952	29,553.660
Cost	$ 35,067	$ 21,099	$ 39,974	$ 29,554

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 38,612	$ 23,707	$ 30,503	$ 29,554
Receivable for units sold	-	-	-	-
Total assets	38,612	23,707	30,503	29,554

Liabilities
Payable for units redeemed	60	8	19	8
	$ 38,552	$ 23,699	$ 30,484	$ 29,546

Net Assets:
Deferred annuity contracts
terminable by owners	$ 38,552	$ 23,699	$ 30,484	$ 29,546
Total net assets	$ 38,552	$ 23,699	$ 30,484	$ 29,546

Accumulation units outstanding:
M&E - 1.50%	-	-	-	-
M&E - 0.90%	3,292	2,707	4,001	628
M&E - 0.75%	76	12	51	2,208

Accumulation unit value:
M&E - 1.50%	$ 13.851263	$ 12.437598	$ 5.896830	$ 9.830930
M&E - 0.90%	$ 11.443521	$ 8.716853	$ 7.522084	$ 10.373441
M&E - 0.75%	$ 11.504143	$ 8.763047	$ 7.561909	$ 10.428196

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	103.666	31.091	941.628	2.202
Cost	$ 2,333	$ 659	$ 36,096	$ 16

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 2,734	$ 655	$ 37,326	$ 24
Receivable for units sold	-	-	-	-
Total assets	2,734	655	37,326	24

Liabilities
Payable for units redeemed	-	5	6	24
	$ 2,734	$ 650	$ 37,320	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 2,734	$ 650	$ 37,320	$ -
Total net assets	$ 2,734	$ 650	$ 37,320	$ -

Accumulation units outstanding:
M&E - 1.50%	-	-	-	-
M&E - 0.90%	229	83	4,122	-
M&E - 0.75%	9	-	1,009	-

Accumulation unit value:
M&E - 1.50%	$ 12.013790	$ 13.186289	$ 11.382141	$ 13.084127
M&E - 0.90%	$ 11.473283	$ 7.876310	$ 7.269914	$ 5.577100
M&E - 0.75%	$ 11.504733	$ 7.897980	$ 7.289903	$ 5.592477

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	197.041	142.073	168.922	5,389.520
Cost	$ 4,812	$ 3,787	$ 3,284	$ 111,803

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 5,409	$ 3,746	$ 3,877	$ 120,617
Receivable for units sold	-	-	-	-
Total assets	5,409	3,746	3,877	120,617

Liabilities
Payable for units redeemed	5	7	4	11
	$ 5,404	$ 3,739	$ 3,873	$ 120,606

Net Assets:
Deferred annuity contracts
terminable by owners	$ 5,404	$ 3,739	$ 3,873	$ 120,606
Total net assets	$ 5,404	$ 3,739	$ 3,873	$ 120,606

Accumulation units outstanding:
M&E - 1.50%	-	-	-	-
M&E - 0.90%	234	409	388	12,815
M&E - 0.75%	423	-	-	1,180

Accumulation unit value:
M&E - 1.50%	$ 11.307270	$ 13.200976	$ 12.239769	$ 12.137880
M&E - 0.90%	$ 8.210398	$ 9.152484	$ 9.988587	$ 8.615969
M&E - 0.75%	$ 8.232926	$ 9.177607	$ 10.016020	$ 8.639646

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP Falling US Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	274.905	8,969.280	619.608	3,375.373
Cost	$ 8,493	$ 225,257	$ 12,004	$ 175,563

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 8,288	$ 252,306	$ 13,043	$ 181,258
Receivable for units sold	3	-	-	-
Total assets	8,291	252,306	13,043	181,258

Liabilities
Payable for units redeemed	-	15	7	16
	$ 8,291	$ 252,291	$ 13,036	$ 181,242

Net Assets:
Deferred annuity contracts
terminable by owners	$ 8,291	$ 252,291	$ 13,036	$ 181,242
Total net assets	$ 8,291	$ 252,291	$ 13,036	$ 181,242

Accumulation units outstanding:
M&E - 1.50%	-	-	-	-
M&E - 0.90%	332	27,480	79	19,454
M&E - 0.75%	558	3,695	1,677	2,045

Accumulation unit value:
M&E - 1.50%	$ 10.581644	$ 17.532182	$ 12.865865	$ 17.056063
M&E - 0.90%	$ 9.298173	$ 8.089982	$ 7.408207	$ 8.428253
M&E - 0.75%	$ 9.323698	$ 8.112200	$ 7.428568	$ 8.451442

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	0.519	306.949	410.368	1,586.359
Cost	$ 6	$ 5,432	$ 8,842	$ 59,884

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 7	$ 3,680	$ 7,337	$ 64,168
Receivable for units sold	-	-	3	-
Total assets	7	3,680	7,340	64,168

Liabilities
Payable for units redeemed	7	-	-	6
	$ -	$ 3,680	$ 7,340	$ 64,162

Net Assets:
Deferred annuity contracts
terminable by owners	$ -	$ 3,680	$ 7,340	$ 64,162
Total net assets	$ -	$ 3,680	$ 7,340	$ 64,162

Accumulation units outstanding:
M&E - 1.50%	-	-	-	-
M&E - 0.90%	-	363	701	6,271
M&E - 0.75%	-	130	32	2,226

Accumulation unit value:
M&E - 1.50%	$ 11.589155	$ 5.921690	$ 9.246479	$ 14.704336
M&E - 0.90%	$ 7.101546	$ 7.454600	$ 10.017274	$ 7.545224
M&E - 0.75%	$ 7.121053	$ 7.475049	$ 10.044732	$ 7.565988

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	1,463.024	2,311.491	1,381.741	17,229.339
Cost	$ 21,664	$ 96,477	$ 9,087	$ 386,635

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 26,203	$ 97,083	$ 9,299	$ 417,811
Receivable for units sold	-	5	1	-
Total assets	26,203	97,088	9,300	417,811

Liabilities
Payable for units redeemed	8	-	-	10
	$ 26,195	$ 97,088	$ 9,300	$ 417,801

Net Assets:
Deferred annuity contracts
terminable by owners	$ 26,195	$ 97,088	$ 9,300	$ 417,801
Total net assets	$ 26,195	$ 97,088	$ 9,300	$ 417,801

Accumulation units outstanding:
M&E - 1.50%	-	-	-	-
M&E - 0.90%	4,329	5,636	1,026	44,104
M&E - 0.75%	-	6,550	106	5,008

Accumulation unit value:
M&E - 1.50%	$ 10.269475	$ 20.021572	$ 11.209582	$ 13.224189
M&E - 0.90%	$ 6.051036	$ 7.954840	$ 8.216393	$ 8.504787
M&E - 0.75%	$ 6.067715	$ 7.976728	$ 8.238930	$ 8.528162

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Assets and Liabilities
December 31, 2009

	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	Alliance Bernstein Balanced Wealth Strategy Portfolio
	Subaccount	Subaccount	Subaccount	Subaccount
Assets
Investment in securities:
Number of shares	71.904	8.874	-	-
Cost	$ 1,472	$ 215	$ -	$ -

Investments in mutual funds,
Level 1 quoted prices
at net asset value	$ 1,191	$ 214	$ -	$ -
Receivable for units sold	-	-	-	-
Total assets	1,191	214	-	-

Liabilities
Payable for units redeemed	-	2	-	-
	$ 1,191	$ 212	$ -	$ -

Net Assets:
Deferred annuity contracts
terminable by owners	$ 1,191	$ 212	$ -	$ -
Total net assets	$ 1,191	$ 212	$ -	$ -

Accumulation units outstanding:
M&E - 1.50%	-	-	-	-
M&E - 0.90%	138	-	-	-
M&E - 0.75%	41	24	-	-

Accumulation unit value:
M&E - 1.50%	$ 3.997240	$ 6.017970	$ 12.786849	$ 12.408868
M&E - 0.90%	$ 6.675784	$ 8.835931	$ 12.837524	$ 12.458056
M&E - 0.75%	$ 6.694109	$ 8.860178	$ 12.850272	$ 12.470425

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 22,025	$ 23,139	$ 291,562	$ 376,318
Expenses:
Administrative, mortality and
expense risk charge	4,393	4,602	90,937	97,327
Net investment income (loss)	17,632	18,537	200,625	278,991

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	3,593	8,676	878,934	600,349
Proceeds from sales	137,298	192,884	736,050	799,081
Cost of investments sold	136,737	251,631	1,233,286	1,110,061
Net realized capital gains (losses) on investments	4,154	(50,071)	381,698	289,369

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(3,925)	(138,935)	(6,320,736)	(4,404,030)
End of period	14,801	7,088	(4,071,640)	(2,202,387)
Net change in unrealized appreciation/depreciation
of investments	18,726	146,023	2,249,096	2,201,643

Net realized and unrealized capital gains (losses)
on investments	22,880	95,952	2,630,794	2,491,012

Increase (decrease) in net assets from operations	$ 40,512	$ 114,489	$ 2,831,419	$ 2,770,003

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 135,491	$ 26,714	$ -	$ 32,617
Expenses:
Administrative, mortality and
expense risk charge	27,775	8,515	5,849	9,131
Net investment income (loss)	107,716	18,199	(5,849)	23,486

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	118,617	-	-	98,931
Proceeds from sales	325,968	115,328	143,710	193,627
Cost of investments sold	430,813	174,428	434,205	238,802
Net realized capital gains (losses) on investments	13,772	(59,100)	(290,495)	53,756

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(987,206)	(566,909)	(791,743)	(164,714)
End of period	(391,993)	(247,622)	(295,888)	(210,026)
Net change in unrealized appreciation/depreciation
of investments	595,213	319,287	495,855	(45,312)

Net realized and unrealized capital gains (losses)
on investments	608,985	260,187	205,360	8,444

Increase (decrease) in net assets from operations	$ 716,701	$ 278,386	$ 199,511	$ 31,930

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica International Moderate Growth VP	Transamerica Science & Technology VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 18,716	$ -	$ 4,290	$ 975
Expenses:
Administrative, mortality and
expense risk charge	5,898	1,710	2,098	419
Net investment income (loss)	12,818	(1,710)	2,192	556

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	1,914	7,379	-
Proceeds from sales	95,372	30,018	16,052	2,577
Cost of investments sold	139,665	38,160	20,900	5,799
Net realized capital gains (losses) on investments	(44,293)	(6,228)	2,531	(3,222)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(262,166)	(101,061)	(88,074)	(34,639)
End of period	(49,082)	(3,824)	(37,027)	(19,484)
Net change in unrealized appreciation/depreciation
of investments	213,084	97,237	51,047	15,155

Net realized and unrealized capital gains (losses)
on investments	168,791	91,009	53,578	11,933

Increase (decrease) in net assets from operations	$ 181,609	$ 89,299	$ 55,770	$ 12,489

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica Marsico Growth VP	Transamerica BlackRock Large Cap Value VP	Transamerica AEGON High Yield Bond VP	Transamerica Munder Net50 VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 994	$ 5,394	$ 5,028	$ -
Expenses:
Administrative, mortality and
expense risk charge	1,283	3,374	419	1,863
Net investment income (loss)	(289)	2,020	4,609	(1,863)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	249,992	178,834	20,392	41,377
Cost of investments sold	273,773	302,510	26,587	57,397
Net realized capital gains (losses) on investments	(23,781)	(123,676)	(6,195)	(16,020)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(39,054)	(211,608)	(8,952)	(118,869)
End of period	15,209	(48,976)	8,037	7,841
Net change in unrealized appreciation/depreciation
of investments	54,263	162,632	16,989	126,710

Net realized and unrealized capital gains (losses)
on investments	30,482	38,956	10,794	110,690

Increase (decrease) in net assets from operations	$ 30,193	$ 40,976	$ 15,403	$ 108,827

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica PIMCO Total Return VP	Transamerica Focus VP	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Small Cap VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 9,775	$ 21,629	$ 9,744	$ -
Expenses:
Administrative, mortality and
expense risk charge	1,422	7,433	2,173	4,451
Net investment income (loss)	8,353	14,196	7,571	(4,451)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	4,802	-	1,972	28,806
Proceeds from sales	137,315	87,636	42,166	500,423
Cost of investments sold	139,242	139,265	82,354	729,538
Net realized capital gains (losses) on investments	2,875	(51,629)	(38,216)	(200,309)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(8,473)	(493,868)	(207,528)	(281,360)
End of period	3,453	(248,864)	(119,995)	105,794
Net change in unrealized appreciation/depreciation
of investments	11,926	245,004	87,533	387,154

Net realized and unrealized capital gains (losses)
on investments	14,801	193,375	49,317	186,845

Increase (decrease) in net assets from operations	$ 23,154	$ 207,571	$ 56,888	$ 182,394

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica Templeton Global VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP	Transamerica Convertible Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 27,169	$ -	$ 885	$ 1,123
Expenses:
Administrative, mortality and
expense risk charge	16,096	13,586	445	258
Net investment income (loss)	11,073	(13,586)	440	865

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	105,178	715	-
Proceeds from sales	156,346	395,434	7,923	4,808
Cost of investments sold	199,795	802,840	9,587	8,672
Net realized capital gains (losses) on investments	(43,449)	(302,228)	(949)	(3,864)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(663,374)	(1,438,383)	(17,950)	(14,211)
End of period	(171,262)	(660,910)	(5,627)	(3,234)
Net change in unrealized appreciation/depreciation
of investments	492,112	777,473	12,323	10,977

Net realized and unrealized capital gains (losses)
on investments	448,663	475,245	11,374	7,113

Increase (decrease) in net assets from operations	$ 459,736	$ 461,659	$ 11,814	$ 7,978

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica Equity VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/MidCap Value VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 68,020	$ 6,475	$ 2,107	$ 18,336
Expenses:
Administrative, mortality and
expense risk charge	62,198	15,457	11,792	4,919
Net investment income (loss)	5,822	(8,982)	(9,685)	13,417

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	751,892	388,104	1,208,459	155,459
Cost of investments sold	970,616	579,906	1,208,459	236,341
Net realized capital gains (losses) on investments	(218,724)	(191,802)	-	(80,882)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(3,934,362)	(1,117,285)	-	(256,160)
End of period	(1,906,907)	(364,715)	-	18,984
Net change in unrealized appreciation/depreciation
of investments	2,027,455	752,570	-	275,144

Net realized and unrealized capital gains (losses)
on investments	1,808,731	560,768	-	194,262

Increase (decrease) in net assets from operations	$ 1,814,553	$ 551,786	$ (9,685)	$ 207,679

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica U.S. Government Securities VP	Transamerica Value Balanced VP	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica Index 50 VP
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 1,664	$ 22,877	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	709	4,717	28,023	-
Net investment income (loss)	955	18,160	(28,023)	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	252,363	32,523	490,072	-
Cost of investments sold	243,490	43,840	506,261	-
Net realized capital gains (losses) on investments	8,873	(11,317)	(16,189)	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	8,940	(205,200)	(1,047,828)	-
End of period	680	(101,343)	472,632	-
Net change in unrealized appreciation/depreciation
of investments	(8,260)	103,857	1,520,460	-

Net realized and unrealized capital gains (losses)
on investments	613	92,540	1,504,271	-

Increase (decrease) in net assets from operations	$ 1,568	$ 110,700	$ 1,476,248	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	-	-	306	181
Net investment income (loss)	-	-	(306)	(181)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	-	309	4,054	7,848
Cost of investments sold	-	300	3,764	7,427
Net realized capital gains (losses) on investments	-	9	290	421

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	1	-	7,948	4,315
Net change in unrealized appreciation/depreciation
of investments	1	-	7,948	4,315

Net realized and unrealized capital gains (losses)
on investments	1	9	8,238	4,736

Increase (decrease) in net assets from operations	$ 1	$ 9	$ 7,932	$ 4,555

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica Hanlon Growth VP	Transamerica Hanlon Managed Income VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 55	$ -
Expenses:
Administrative, mortality and
expense risk charge	1,481	1,270	64	632
Net investment income (loss)	(1,481)	(1,270)	(9)	(632)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	141,206	13,178	776	9,213
Cost of investments sold	137,785	12,340	639	8,579
Net realized capital gains (losses) on investments	3,421	838	137	634

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	-
End of period	31,002	21,544	2,381	13,218
Net change in unrealized appreciation/depreciation
of investments	31,002	21,544	2,381	13,218

Net realized and unrealized capital gains (losses)
on investments	34,423	22,382	2,518	13,852

Increase (decrease) in net assets from operations	$ 32,942	$ 21,112	$ 2,509	$ 13,220

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Transamerica Foxhall Global Conservative VP	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP	Fidelity VIP Contrafund®
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ 3,975
Expenses:
Administrative, mortality and
expense risk charge	72	942	245	2,915
Net investment income (loss)	(72)	(942)	(245)	1,060

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	97
Proceeds from sales	2,373	7,036	22,851	20,770
Cost of investments sold	2,348	6,617	23,090	27,240
Net realized capital gains (losses) on investments	25	419	(239)	(6,373)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	-	(184,988)
End of period	75	19,979	2,004	(78,143)
Net change in unrealized appreciation/depreciation
of investments	75	19,979	2,004	106,845

Net realized and unrealized capital gains (losses)
on investments	100	20,398	1,765	100,472

Increase (decrease) in net assets from operations	$ 28	$ 19,456	$ 1,520	$ 101,532

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 4,755	$ 271	$ 2,348	$ 137
Expenses:
Administrative, mortality and
expense risk charge	1,969	1,010	750	90
Net investment income (loss)	2,786	(739)	1,598	47

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	1,512	-
Proceeds from sales	15,628	56,684	4,403	16,376
Cost of investments sold	23,095	68,383	6,911	15,814
Net realized capital gains (losses) on investments	(7,467)	(11,699)	(996)	562

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(135,784)	(45,144)	(31,697)	228
End of period	(71,210)	6,509	(9,955)	1,796
Net change in unrealized appreciation/depreciation
of investments	64,574	51,653	21,742	1,568

Net realized and unrealized capital gains (losses)
on investments	57,107	39,954	20,746	2,130

Increase (decrease) in net assets from operations	$ 59,893	$ 39,215	$ 22,344	$ 2,177

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 194	$ 33
Expenses:
Administrative, mortality and
expense risk charge	407	426	371	628
Net investment income (loss)	(407)	(426)	(177)	(595)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	224,918	255,641	83,948	344,371
Cost of investments sold	220,546	260,628	88,994	344,371
Net realized capital gains (losses) on investments	4,372	(4,987)	(5,046)	-

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(8,797)	(13,502)	1,764	-
End of period	3,545	2,608	(9,471)	-
Net change in unrealized appreciation/depreciation
of investments	12,342	16,110	(11,235)	-

Net realized and unrealized capital gains (losses)
on investments	16,714	11,123	(16,281)	-

Increase (decrease) in net assets from operations	$ 16,307	$ 10,697	$ (16,458)	$ (595)

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	Access VP High Yield	ProFund VP Europe 30	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 240	$ 13	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	26	3	241	13
Net investment income (loss)	214	10	(241)	(13)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	3,726	-
Proceeds from sales	17,338	5,161	33,482	60,292
Cost of investments sold	18,082	5,293	34,414	64,029
Net realized capital gains (losses) on investments	(744)	(132)	2,794	(3,737)

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	-	-	(278)	(1,322)
End of period	401	(4)	1,230	8
Net change in unrealized appreciation/depreciation
of investments	401	(4)	1,508	1,330

Net realized and unrealized capital gains (losses)
on investments	(343)	(136)	4,302	(2,407)

Increase (decrease) in net assets from operations	$ (129)	$ (126)	$ 4,061	$ (2,420)

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 175	$ -	$ 96	$ 44
Expenses:
Administrative, mortality and
expense risk charge	29	-	46	595
Net investment income (loss)	146	-	50	(551)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	1,132	-	19,579	185,839
Cost of investments sold	1,300	-	19,750	180,749
Net realized capital gains (losses) on investments	(168)	-	(171)	5,090

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(34)	1	-	1
End of period	597	(41)	593	8,814
Net change in unrealized appreciation/depreciation
of investments	631	(42)	593	8,813

Net realized and unrealized capital gains (losses)
on investments	463	(42)	422	13,903

Increase (decrease) in net assets from operations	$ 609	$ (42)	$ 472	$ 13,352

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	ProFund VP Falling US Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 759	$ 129	$ 2	$ 461
Expenses:
Administrative, mortality and
expense risk charge	82	965	51	529
Net investment income (loss)	677	(836)	(49)	(68)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	6,167
Proceeds from sales	21,197	121,952	10,883	66,219
Cost of investments sold	21,134	107,066	10,569	61,138
Net realized capital gains (losses) on investments	63	14,886	314	11,248

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(3)	(3,808)	(110)	1
End of period	(205)	27,049	1,039	5,695
Net change in unrealized appreciation/depreciation
of investments	(202)	30,857	1,149	5,694

Net realized and unrealized capital gains (losses)
on investments	(139)	45,743	1,463	16,942

Increase (decrease) in net assets from operations	$ 538	$ 44,907	$ 1,414	$ 16,874

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	ProFund VP Japan	ProFund VP Short NASDAQ-100	ProFund VP U.S. Government Plus	ProFund VP Basic Materials
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ -	$ 15	$ 26	$ 139
Expenses:
Administrative, mortality and
expense risk charge	3	47	398	168
Net investment income (loss)	(3)	(32)	(372)	(29)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	5,830	-
Proceeds from sales	7,221	47,552	157,408	72,500
Cost of investments sold	6,987	48,920	183,198	67,736
Net realized capital gains (losses) on investments	234	(1,368)	(19,960)	4,764

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	97	(332)	10,272	(242)
End of period	1	(1,752)	(1,505)	4,284
Net change in unrealized appreciation/depreciation
of investments	(96)	(1,420)	(11,777)	4,526

Net realized and unrealized capital gains (losses)
on investments	138	(2,788)	(31,737)	9,290

Increase (decrease) in net assets from operations	$ 135	$ (2,820)	$ (32,109)	$ 9,261

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap
	Subaccount	Subaccount	Subaccount	Subaccount
Net investment income (loss)
Income:
Dividends	$ 387	$ 344	$ 620	$ -
Expenses:
Administrative, mortality and
expense risk charge	177	356	39	1,208
Net investment income (loss)	210	(12)	581	(1,208)

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	-	-	-
Proceeds from sales	62,326	272,684	605	240,097
Cost of investments sold	69,897	257,194	610	235,373
Net realized capital gains (losses) on investments	(7,571)	15,490	(5)	4,724

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(1,109)	1,758	8	(7,510)
End of period	4,539	606	212	31,176
Net change in unrealized appreciation/depreciation
of investments	5,648	(1,152)	204	38,686

Net realized and unrealized capital gains (losses)
on investments	(1,923)	14,338	199	43,410

Increase (decrease) in net assets from operations	$ (1,713)	$ 14,326	$ 780	$ 42,202

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Operations
Year Ended December 31, 2009, Except as Noted

	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	Alliance Bernstein Balanced Wealth Strategy Portfolio
	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -
Expenses:
Administrative, mortality and
expense risk charge	27	32	-	-
Net investment income (loss)	(27)	(32)	-	-

Net realized and unrealized capital gains (losses)
on investments
Net realized capital gains (losses) on investments:
Realized gain distributions	-	34	-	-
Proceeds from sales	43,432	47,556	306	309
Cost of investments sold	46,348	49,770	300	300
Net realized capital gains (losses) on investments	(2,916)	(2,180)	6	9

Net change in unrealized appreciation/depreciation
of investments:
Beginning of period	(112)	(138)	-	-
End of period	(281)	(1)	-	-
Net change in unrealized appreciation/depreciation
of investments	(169)	137	-	-

Net realized and unrealized capital gains (losses)
on investments	(3,085)	(2,043)	6	9

Increase (decrease) in net assets from operations	$ (3,112)	$ (2,075)	$ 6	$ 9

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Core Bond VP		Transamerica Asset Allocation - Conservative VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 17,632	$ 14,081	$ 18,537	$ 11,896
Net realized capital gains (losses)
on investments	4,154	(2,874)	(50,071)	4,052
Net change in unrealized appreciation/
depreciation of investments	18,726	6,685	146,023	(146,117)
Increase (decrease) in net assets
from operations	40,512	17,892	114,489	(130,169)

Contract transactions
Net contract purchase payments	29,869	88,888	77,096	160,308
Transfer payments from (to) other
subaccounts or general account	47,623	831	(57,812)	98,280
Contract terminations, withdrawals,
and other deductions	(24,208)	(24,650)	(17,197)	(6,498)
Contract maintenance charges	(33,928)	(28,752)	(62,482)	(57,479)
Increase (decrease) in net assets
from contract transactions	19,356	36,317	(60,395)	194,611
Net increase (decrease) in net assets	59,868	54,209	54,094	64,442

Net assets:
Beginning of the period	420,947	366,738	495,589	431,147
End of the period	$ 480,815	$ 420,947	$ 549,683	$ 495,589

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Growth VP		Transamerica Asset Allocation - Moderate Growth VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 200,625	$ 248,736	$ 278,991	$ 260,568
Net realized capital gains (losses)
on investments	381,698	1,570,382	289,369	1,160,734
Net change in unrealized appreciation/
depreciation of investments	2,249,096	(7,559,048)	2,201,643	(6,049,698)
Increase (decrease) in net assets
from operations	2,831,419	(5,739,930)	2,770,003	(4,628,396)

Contract transactions
Net contract purchase payments	3,034,545	2,494,901	2,848,570	2,735,810
Transfer payments from (to) other
subaccounts or general account	(101,634)	(418,829)	(383,117)	(133,147)
Contract terminations, withdrawals,
and other deductions	(327,749)	(536,989)	(474,254)	(450,204)
Contract maintenance charges	(990,398)	(1,087,002)	(1,047,785)	(1,084,574)
Increase (decrease) in net assets
from contract transactions	1,614,764	452,081	943,414	1,067,885
Net increase (decrease) in net assets	4,446,183	(5,287,849)	3,713,417	(3,560,511)

Net assets:
Beginning of the period	8,463,481	13,751,330	9,390,527	12,951,038
End of the period	$ 12,909,664	$ 8,463,481	$ 13,103,944	$ 9,390,527

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Asset Allocation - Moderate VP		Transamerica MFS International Equity VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 107,716	$ 82,859	$ 18,199	$ 55,575
Net realized capital gains (losses)
on investments	13,772	216,434	(59,100)	39,729
Net change in unrealized appreciation/
depreciation of investments	595,213	(1,296,975)	319,287	(628,826)
Increase (decrease) in net assets
from operations	716,701	(997,682)	278,386	(533,522)

Contract transactions
Net contract purchase payments	681,719	795,779	186,602	27,918
Transfer payments from (to) other
subaccounts or general account	114,207	(12,386)	(28,409)	(32,001)
Contract terminations, withdrawals,
and other deductions	(132,171)	(148,397)	(17,981)	(36,639)
Contract maintenance charges	(328,469)	(344,954)	(63,916)	(72,365)
Increase (decrease) in net assets
from contract transactions	335,286	290,042	76,296	(113,087)
Net increase (decrease) in net assets	1,051,987	(707,640)	354,682	(646,609)

Net assets:
Beginning of the period	2,730,915	3,438,555	854,642	1,501,251
End of the period	$ 3,782,902	$ 2,730,915	$ 1,209,324	$ 854,642

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Clarion Global Real Estate Securities VP		Transamerica Federated Market Opportunity VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (5,849)	$ 65,140	$ 23,486	$ 39,816
Net realized capital gains (losses)
on investments	(290,495)	38,559	53,756	(22,802)
Net change in unrealized appreciation/
depreciation of investments	495,855	(657,536)	(45,312)	(77,828)
Increase (decrease) in net assets
from operations	199,511	(553,837)	31,930	(60,814)

Contract transactions
Net contract purchase payments	83,364	-	115,497	125,969
Transfer payments from (to) other
subaccounts or general account	19,680	(186,496)	(45,802)	3,325
Contract terminations, withdrawals,
and other deductions	(32,055)	(41,286)	(38,135)	(65,545)
Contract maintenance charges	(55,262)	(85,339)	(72,519)	(75,790)
Increase (decrease) in net assets
from contract transactions	15,727	(313,121)	(40,959)	(12,041)
Net increase (decrease) in net assets	215,238	(866,958)	(9,029)	(72,855)

Net assets:
Beginning of the period	603,116	1,470,074	991,954	1,064,809
End of the period	$ 818,354	$ 603,116	$ 982,925	$ 991,954

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica International Moderate Growth VP		Transamerica Science & Technology VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 12,818	$ 13,820	$ (1,710)	$ (2,185)
Net realized capital gains (losses)
on investments	(44,293)	(146,335)	(6,228)	8,444
Net change in unrealized appreciation/
depreciation of investments	213,084	(313,235)	97,237	(166,095)
Increase (decrease) in net assets
from operations	181,609	(445,750)	89,299	(159,836)

Contract transactions
Net contract purchase payments	237,085	-	25,954	21,312
Transfer payments from (to) other
subaccounts or general account	(10,482)	113,233	3,427	6,198
Contract terminations, withdrawals,
and other deductions	(17,058)	(54,304)	(8,289)	(2,055)
Contract maintenance charges	(81,951)	(94,953)	(14,341)	(16,877)
Increase (decrease) in net assets
from contract transactions	127,594	(36,024)	6,751	8,578
Net increase (decrease) in net assets	309,203	(481,774)	96,050	(151,258)

Net assets:
Beginning of the period	540,139	1,021,913	160,174	311,432
End of the period	$ 849,342	$ 540,139	$ 256,224	$ 160,174

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica JPMorgan Mid Cap Value VP		Transamerica JPMorgan Enhanced Index VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 2,192	$ 1,806	$ 556	$ 2,526
Net realized capital gains (losses)
on investments	2,531	37,416	(3,222)	7,286
Net change in unrealized appreciation/
depreciation of investments	51,047	(163,887)	15,155	(32,735)
Increase (decrease) in net assets
from operations	55,770	(124,665)	12,489	(22,923)

Contract transactions
Net contract purchase payments	-	-	10,855	8,800
Transfer payments from (to) other
subaccounts or general account	(5,588)	(23,948)	4,298	(2)
Contract terminations, withdrawals,
and other deductions	(5,504)	(16,904)	(1,949)	(331)
Contract maintenance charges	(2,861)	(3,355)	(3,087)	(3,356)
Increase (decrease) in net assets
from contract transactions	(13,953)	(44,207)	10,117	5,111
Net increase (decrease) in net assets	41,817	(168,872)	22,606	(17,812)

Net assets:
Beginning of the period	231,131	400,003	39,934	57,746
End of the period	$ 272,948	$ 231,131	$ 62,540	$ 39,934

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Marsico Growth VP		Transamerica BlackRock Large Cap Value VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (289)	$ (106)	$ 2,020	$ 323
Net realized capital gains (losses)
on investments	(23,781)	5,323	(123,676)	42,200
Net change in unrealized appreciation/
depreciation of investments	54,263	(87,354)	162,632	(216,670)
Increase (decrease) in net assets
from operations	30,193	(82,137)	40,976	(174,147)

Contract transactions
Net contract purchase payments	12,666	20,980	20,470	70,014
Transfer payments from (to) other
subaccounts or general account	1,624	(2,439)	76,347	302
Contract terminations, withdrawals,
and other deductions	(8,660)	(7,683)	(17,557)	(4,354)
Contract maintenance charges	(12,789)	(10,534)	(29,716)	(30,825)
Increase (decrease) in net assets
from contract transactions	(7,159)	324	49,544	35,137
Net increase (decrease) in net assets	23,034	(81,813)	90,520	(139,010)

Net assets:
Beginning of the period	106,905	188,718	350,267	489,277
End of the period	$ 129,939	$ 106,905	$ 440,787	$ 350,267

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica AEGON High Yield Bond VP		Transamerica Munder Net50 VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 4,609	$ 1,880	$ (1,863)	$ 7,456
Net realized capital gains (losses)
on investments	(6,195)	(541)	(16,020)	36,090
Net change in unrealized appreciation/
depreciation of investments	16,989	(7,308)	126,710	(163,531)
Increase (decrease) in net assets
from operations	15,403	(5,969)	108,827	(119,985)

Contract transactions
Net contract purchase payments	46,180	6,926	71,822	37,795
Transfer payments from (to) other
subaccounts or general account	8,744	(1,126)	3,497	(23,835)
Contract terminations, withdrawals,
and other deductions	(2,459)	-	(10,635)	(7,234)
Contract maintenance charges	(4,493)	(2,791)	(16,958)	(15,944)
Increase (decrease) in net assets
from contract transactions	47,972	3,009	47,726	(9,218)
Net increase (decrease) in net assets	63,375	(2,960)	156,553	(129,203)

Net assets:
Beginning of the period	18,288	21,248	148,027	277,230
End of the period	$ 81,663	$ 18,288	$ 304,580	$ 148,027

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica PIMCO Total Return VP		Transamerica Focus VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 8,353	$ 6,762	$ 14,196	$ 12,849
Net realized capital gains (losses)
on investments	2,875	(2,667)	(51,629)	128,880
Net change in unrealized appreciation/
depreciation of investments	11,926	(11,419)	245,004	(588,573)
Increase (decrease) in net assets
from operations	23,154	(7,324)	207,571	(446,844)

Contract transactions
Net contract purchase payments	61,510	30,392	81,205	117,893
Transfer payments from (to) other
subaccounts or general account	5,067	60,782	8,385	12,867
Contract terminations, withdrawals,
and other deductions	(28,734)	(5,711)	(24,947)	(40,724)
Contract maintenance charges	(13,377)	(8,962)	(63,616)	(66,127)
Increase (decrease) in net assets
from contract transactions	24,466	76,501	1,027	23,909
Net increase (decrease) in net assets	47,620	69,177	208,598	(422,935)

Net assets:
Beginning of the period	129,654	60,477	771,255	1,194,190
End of the period	$ 177,274	$ 129,654	$ 979,853	$ 771,255

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica T. Rowe Price Equity Income VP		Transamerica T. Rowe Price Small Cap VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 7,571	$ 7,927	$ (4,451)	$ 3,796
Net realized capital gains (losses)
on investments	(38,216)	85,021	(200,309)	72,791
Net change in unrealized appreciation/
depreciation of investments	87,533	(220,763)	387,154	(269,289)
Increase (decrease) in net assets
from operations	56,888	(127,815)	182,394	(192,702)

Contract transactions
Net contract purchase payments	44,132	46,138	29,448	232,007
Transfer payments from (to) other
subaccounts or general account	(924)	(6,832)	(6,675)	(10,680)
Contract terminations, withdrawals,
and other deductions	(11,479)	(9,482)	(22,134)	(6,845)
Contract maintenance charges	(23,676)	(25,418)	(35,582)	(27,934)
Increase (decrease) in net assets
from contract transactions	8,053	4,406	(34,943)	186,548
Net increase (decrease) in net assets	64,941	(123,409)	147,451	(6,154)

Net assets:
Beginning of the period	228,196	351,605	461,216	467,370
End of the period	$ 293,137	$ 228,196	$ 608,667	$ 461,216

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Templeton Global VP		Transamerica Third Avenue Value VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 11,073	$ 25,427	$ (13,586)	$ 78,465
Net realized capital gains (losses)
on investments	(43,449)	(1,728)	(302,228)	509,009
Net change in unrealized appreciation/
depreciation of investments	492,112	(1,358,363)	777,473	(1,509,151)
Increase (decrease) in net assets
from operations	459,736	(1,334,664)	461,659	(921,677)

Contract transactions
Net contract purchase payments	267,419	199,179	218,248	361,564
Transfer payments from (to) other
subaccounts or general account	(5,591)	(24,126)	(15,911)	(27,336)
Contract terminations, withdrawals,
and other deductions	(69,726)	(85,117)	(40,999)	(31,279)
Contract maintenance charges	(145,815)	(155,436)	(100,594)	(110,258)
Increase (decrease) in net assets
from contract transactions	46,287	(65,500)	60,744	192,691
Net increase (decrease) in net assets	506,023	(1,400,164)	522,403	(728,986)

Net assets:
Beginning of the period	1,650,220	3,050,384	1,400,148	2,129,134
End of the period	$ 2,156,243	$ 1,650,220	$ 1,922,551	$ 1,400,148

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Balanced VP		Transamerica Convertible Securities VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 440	$ 556	$ 865	$ 1,281
Net realized capital gains (losses)
on investments	(949)	4,750	(3,864)	(631)
Net change in unrealized appreciation/
depreciation of investments	12,323	(26,595)	10,977	(15,257)
Increase (decrease) in net assets
from operations	11,814	(21,289)	7,978	(14,607)

Contract transactions
Net contract purchase payments	11,138	4,351	6,183	-
Transfer payments from (to) other
subaccounts or general account	(2,433)	413	729	(11,591)
Contract terminations, withdrawals,
and other deductions	(139)	(1,112)	(2,470)	(497)
Contract maintenance charges	(4,983)	(5,023)	(1,912)	(1,882)
Increase (decrease) in net assets
from contract transactions	3,583	(1,371)	2,530	(13,970)
Net increase (decrease) in net assets	15,397	(22,660)	10,508	(28,577)

Net assets:
Beginning of the period	43,338	65,998	25,127	53,704
End of the period	$ 58,735	$ 43,338	$ 35,635	$ 25,127

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Equity VP		Transamerica Growth Opportunities VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 5,822	$ (63,243)	$ (8,982)	$ 58,862
Net realized capital gains (losses)
on investments	(218,724)	418,291	(191,802)	477,704
Net change in unrealized appreciation/
depreciation of investments	2,027,455	(5,978,730)	752,570	(1,584,078)
Increase (decrease) in net assets
from operations	1,814,553	(5,623,682)	551,786	(1,047,512)

Contract transactions
Net contract purchase payments	949,139	964,664	168,126	239,788
Transfer payments from (to) other
subaccounts or general account	(17,710)	(195,621)	10,217	(49,138)
Contract terminations, withdrawals,
and other deductions	(378,676)	(384,943)	(56,294)	(65,174)
Contract maintenance charges	(606,982)	(649,361)	(124,344)	(129,722)
Increase (decrease) in net assets
from contract transactions	(54,229)	(265,261)	(2,295)	(4,246)
Net increase (decrease) in net assets	1,760,324	(5,888,943)	549,491	(1,051,758)

Net assets:
Beginning of the period	6,370,915	12,259,858	1,464,222	2,515,980
End of the period	$ 8,131,239	$ 6,370,915	$ 2,013,713	$ 1,464,222

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Money Market VP		Transamerica Small/MidCap Value VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (9,685)	$ 10,169	$ 13,417	$ 4,880
Net realized capital gains (losses)
on investments	-	(7)	(80,882)	46,560
Net change in unrealized appreciation/
depreciation of investments	-	-	275,144	(285,530)
Increase (decrease) in net assets
from operations	(9,685)	10,162	207,679	(234,090)

Contract transactions
Net contract purchase payments	42,001	1,202,604	221,531	230,949
Transfer payments from (to) other
subaccounts or general account	(605,729)	59,664	(28,417)	2,704
Contract terminations, withdrawals,
and other deductions	(67,309)	(15,089)	(16,463)	(2,288)
Contract maintenance charges	(113,806)	(76,584)	(40,200)	(35,883)
Increase (decrease) in net assets
from contract transactions	(744,843)	1,170,595	136,451	195,482
Net increase (decrease) in net assets	(754,528)	1,180,757	344,130	(38,608)

Net assets:
Beginning of the period	1,713,384	532,627	403,712	442,320
End of the period	$ 958,856	$ 1,713,384	$ 747,842	$ 403,712

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica U.S. Government Securities VP		Transamerica Value Balanced VP
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 955	$ 539	$ 18,160	$ 24,502
Net realized capital gains (losses)
on investments	8,873	305	(11,317)	41,825
Net change in unrealized appreciation/
depreciation of investments	(8,260)	8,879	103,857	(290,885)
Increase (decrease) in net assets
from operations	1,568	9,723	110,700	(224,558)

Contract transactions
Net contract purchase payments	-	127,819	70,538	67,554
Transfer payments from (to) other
subaccounts or general account	(177,168)	87,391	5,070	(6,635)
Contract terminations, withdrawals,
and other deductions	(4,669)	(661)	(8,651)	(22,972)
Contract maintenance charges	(8,027)	(8,778)	(49,455)	(50,533)
Increase (decrease) in net assets
from contract transactions	(189,864)	205,771	17,502	(12,586)
Net increase (decrease) in net assets	(188,296)	215,494	128,202	(237,144)

Net assets:
Beginning of the period	225,462	9,968	480,773	717,917
End of the period	$ 37,166	$ 225,462	$ 608,975	$ 480,773

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Van Kampen Mid-Cap Growth VP		Transamerica Index 50 VP
	Subaccount		Subaccount
	2009	2008	2009	2008(1)
Operations
Net investment income (loss)	$ (28,023)	$ 45,562	$ -	$ -
Net realized capital gains (losses)
on investments	(16,189)	10,145	-	-
Net change in unrealized appreciation/
depreciation of investments	1,520,460	(2,185,069)	-	-
Increase (decrease) in net assets
from operations	1,476,248	(2,129,362)	-	-

Contract transactions
Net contract purchase payments	332,178	433,051	-	-
Transfer payments from (to) other
subaccounts or general account	76,017	(91,336)	-	-
Contract terminations, withdrawals,
and other deductions	(161,989)	(149,940)	-	-
Contract maintenance charges	(226,813)	(230,470)	-	-
Increase (decrease) in net assets
from contract transactions	19,393	(38,695)	-	-
Net increase (decrease) in net assets	1,495,641	(2,168,057)	-	-

Net assets:
Beginning of the period	2,404,313	4,572,370	-	-
End of the period	$ 3,899,954	$ 2,404,313	$ -	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Index 75 VP		Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP
	Subaccount		Subaccount	Subaccount
	2009	2008(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$ -	$ -	$ -	$ (306)
Net realized capital gains (losses)
on investments	-	-	9	290
Net change in unrealized appreciation/
depreciation of investments	1	-	-	7,948
Increase (decrease) in net assets
from operations	1	-	9	7,932

Contract transactions
Net contract purchase payments	-	-	-	66,790
Transfer payments from (to) other
subaccounts or general account	(1)	-	(9)	24,338
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	-	-	-	(5,791)
Increase (decrease) in net assets
from contract transactions	(1)	-	(9)	85,337
Net increase (decrease) in net assets	-	-	-	93,269

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ -	$ -	$ -	$ 93,269

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Hanlon Growth & Income VP	Transamerica Hanlon Growth VP	Transamerica Hanlon Managed Income VP	Transamerica Van Kampen Large Cap Core VP
	Subaccount	Subaccount	Subaccount	Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$ (181)	$ (1,481)	$ (1,270)	$ (9)
Net realized capital gains (losses)
on investments	421	3,421	838	137
Net change in unrealized appreciation/
depreciation of investments	4,315	31,002	21,544	2,381
Increase (decrease) in net assets
from operations	4,555	32,942	21,112	2,509

Contract transactions
Net contract purchase payments	31,211	155,484	123,037	14,355
Transfer payments from (to) other
subaccounts or general account	36,110	163,407	328,974	14,620
Contract terminations, withdrawals,
and other deductions	(34)	-	-	-
Contract maintenance charges	(2,461)	(11,484)	(11,573)	(523)
Increase (decrease) in net assets
from contract transactions	64,826	307,407	440,438	28,452
Net increase (decrease) in net assets	69,381	340,349	461,550	30,961

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 69,381	$ 340,349	$ 461,550	$ 30,961

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP	Transamerica Foxhall Global Growth VP	Transamerica Foxhall Global Hard Asset VP
	Subaccount	Subaccount	Subaccount	Subaccount
	2009(1)	2009(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$ (632)	$ (72)	$ (942)	$ (245)
Net realized capital gains (losses)
on investments	634	25	419	(239)
Net change in unrealized appreciation/
depreciation of investments	13,218	75	19,979	2,004
Increase (decrease) in net assets
from operations	13,220	28	19,456	1,520

Contract transactions
Net contract purchase payments	77,628	8,546	143,345	49,896
Transfer payments from (to) other
subaccounts or general account	173,442	18,269	183,571	33,649
Contract terminations, withdrawals,
and other deductions	-	-	-	-
Contract maintenance charges	(5,447)	(2,256)	(7,096)	(1,906)
Increase (decrease) in net assets
from contract transactions	245,623	24,559	319,820	81,639
Net increase (decrease) in net assets	258,843	24,587	339,276	83,159

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 258,843	$ 24,587	$ 339,276	$ 83,159

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity VIP Contrafund®		Fidelity VIP Equity-Income
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 1,060	$ (239)	$ 2,786	$ 4,162
Net realized capital gains (losses)
on investments	(6,373)	10,558	(7,467)	(2,343)
Net change in unrealized appreciation/
depreciation of investments	106,845	(219,885)	64,574	(149,315)
Increase (decrease) in net assets
from operations	101,532	(209,566)	59,893	(147,496)

Contract transactions
Net contract purchase payments	47,637	45,497	28,771	29,976
Transfer payments from (to) other
subaccounts or general account	1,250	(1,588)	(1,553)	(1,842)
Contract terminations, withdrawals,
and other deductions	(13,161)	(3,513)	(2,503)	(4,932)
Contract maintenance charges	(21,897)	(20,838)	(16,105)	(15,352)
Increase (decrease) in net assets
from contract transactions	13,829	19,558	8,610	7,850
Net increase (decrease) in net assets	115,361	(190,008)	68,503	(139,646)

Net assets:
Beginning of the period	283,363	473,371	195,628	335,274
End of the period	$ 398,724	$ 283,363	$ 264,131	$ 195,628

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	Fidelity VIP Growth Opportunities		Fidelity VIP Index 500
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (739)	$ (1,015)	$ 1,598	$ 706
Net realized capital gains (losses)
on investments	(11,699)	(71)	(996)	(12,878)
Net change in unrealized appreciation/
depreciation of investments	51,653	(98,202)	21,742	(29,493)
Increase (decrease) in net assets
from operations	39,215	(99,288)	22,344	(41,665)

Contract transactions
Net contract purchase payments	19,819	21,425	36,505	-
Transfer payments from (to) other
subaccounts or general account	10,799	(374)	12,475	(3,494)
Contract terminations, withdrawals,
and other deductions	(9,562)	(1,742)	(1,701)	-
Contract maintenance charges	(9,693)	(8,963)	(7,759)	(8,406)
Increase (decrease) in net assets
from contract transactions	11,363	10,346	39,520	(11,900)
Net increase (decrease) in net assets	50,578	(88,942)	61,864	(53,565)

Net assets:
Beginning of the period	81,289	170,231	59,819	113,384
End of the period	$ 131,867	$ 81,289	$ 121,683	$ 59,819

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Bull		ProFund VP NASDAQ-100
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ 47	$ (26)	$ (407)	$ (185)
Net realized capital gains (losses)
on investments	562	(3,283)	4,372	(44)
Net change in unrealized appreciation/
depreciation of investments	1,568	246	12,342	(8,380)
Increase (decrease) in net assets
from operations	2,177	(3,063)	16,307	(8,609)

Contract transactions
Net contract purchase payments	1,765	-	69,628	34,718
Transfer payments from (to) other
subaccounts or general account	4,868	10,937	(75,447)	3,851
Contract terminations, withdrawals,
and other deductions	(238)	-	(6,262)	(10)
Contract maintenance charges	(1,458)	(269)	(4,010)	(894)
Increase (decrease) in net assets
from contract transactions	4,937	10,668	(16,091)	37,665
Net increase (decrease) in net assets	7,114	7,605	216	29,056

Net assets:
Beginning of the period	9,786	2,181	38,336	9,280
End of the period	$ 16,900	$ 9,786	$ 38,552	$ 38,336

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Small-Cap		ProFund VP Short Small-Cap
	Subaccount		Subaccount
	2009	2008	2009	2008
Operations
Net investment income (loss)	$ (426)	$ (232)	$ (177)	$ 1,097
Net realized capital gains (losses)
on investments	(4,987)	(3,827)	(5,046)	1,224
Net change in unrealized appreciation/
depreciation of investments	16,110	(13,119)	(11,235)	1,763
Increase (decrease) in net assets
from operations	10,697	(17,178)	(16,458)	4,084

Contract transactions
Net contract purchase payments	-	76,154	-	-
Transfer payments from (to) other
subaccounts or general account	(69,974)	26,657	16,749	(73,522)
Contract terminations, withdrawals,
and other deductions	(6,518)	(39)	(594)	(768)
Contract maintenance charges	(3,756)	(2,196)	(5,378)	(2,843)
Increase (decrease) in net assets
from contract transactions	(80,248)	100,576	10,777	(77,133)
Net increase (decrease) in net assets	(69,551)	83,398	(5,681)	(73,049)

Net assets:
Beginning of the period	93,250	9,852	36,165	109,214
End of the period	$ 23,699	$ 93,250	$ 30,484	$ 36,165

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Money Market		Access VP High Yield
	Subaccount		Subaccount
	2009	2008	2009	2008(1)
Operations
Net investment income (loss)	$ (595)	$ (262)	$ 214	$ 536
Net realized capital gains (losses)
on investments	-	-	(744)	(1,594)
Net change in unrealized appreciation/
depreciation of investments	-	-	401	-
Increase (decrease) in net assets
from operations	(595)	(262)	(129)	(1,058)

Contract transactions
Net contract purchase payments	-	121,955	12,809	13,755
Transfer payments from (to) other
subaccounts or general account	(56,614)	(2,368)	(9,265)	(10,473)
Contract terminations, withdrawals,
and other deductions	(27,580)	(656)	(26)	(1,664)
Contract maintenance charges	(9,528)	(7,341)	(655)	(560)
Increase (decrease) in net assets
from contract transactions	(93,722)	111,590	2,863	1,058
Net increase (decrease) in net assets	(94,317)	111,328	2,734	-

Net assets:
Beginning of the period	123,863	12,535	-	-
End of the period	$ 29,546	$ 123,863	$ 2,734	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Europe 30		ProFund VP Oil & Gas
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ 10	$ (1)	$ (241)	$ (75)
Net realized capital gains (losses)
on investments	(132)	(318)	2,794	(5,404)
Net change in unrealized appreciation/
depreciation of investments	(4)	-	1,508	(278)
Increase (decrease) in net assets
from operations	(126)	(319)	4,061	(5,757)

Contract transactions
Net contract purchase payments	122	-	32,109	95,479
Transfer payments from (to) other
subaccounts or general account	677	319	(436)	(80,701)
Contract terminations, withdrawals,
and other deductions	-	-	3	(2,376)
Contract maintenance charges	(23)	-	(4,112)	(950)
Increase (decrease) in net assets
from contract transactions	776	319	27,564	11,452
Net increase (decrease) in net assets	650	-	31,625	5,695

Net assets:
Beginning of the period	-	-	5,695	-
End of the period	$ 650	$ -	$ 37,320	$ 5,695

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP UltraSmall-Cap		ProFund VP Utilities
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ (13)	$ (38)	$ 146	$ 2
Net realized capital gains (losses)
on investments	(3,737)	(6,227)	(168)	(1,308)
Net change in unrealized appreciation/
depreciation of investments	1,330	(1,322)	631	(34)
Increase (decrease) in net assets
from operations	(2,420)	(7,587)	609	(1,340)

Contract transactions
Net contract purchase payments	-	90,143	3,437	-
Transfer payments from (to) other
subaccounts or general account	(15,982)	(63,637)	286	4,494
Contract terminations, withdrawals,
and other deductions	-	-	-	(854)
Contract maintenance charges	(118)	(399)	(801)	(427)
Increase (decrease) in net assets
from contract transactions	(16,100)	26,107	2,922	3,213
Net increase (decrease) in net assets	(18,520)	18,520	3,531	1,873

Net assets:
Beginning of the period	18,520	-	1,873	-
End of the period	$ -	$ 18,520	$ 5,404	$ 1,873

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Consumer Services		ProFund VP Pharmaceuticals
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ -	$ (4)	$ 50	$ (3)
Net realized capital gains (losses)
on investments	-	(995)	(171)	(659)
Net change in unrealized appreciation/
depreciation of investments	(42)	1	593	-
Increase (decrease) in net assets
from operations	(42)	(998)	472	(662)

Contract transactions
Net contract purchase payments	3,795	-	12,972	-
Transfer payments from (to) other
subaccounts or general account	(2)	998	(8,735)	662
Contract terminations, withdrawals,
and other deductions	-	-	(54)	-
Contract maintenance charges	(12)	-	(782)	-
Increase (decrease) in net assets
from contract transactions	3,781	998	3,401	662
Net increase (decrease) in net assets	3,739	-	3,873	-

Net assets:
Beginning of the period	-	-	-	-
End of the period	$ 3,739	$ -	$ 3,873	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Small-Cap Value		ProFund VP Falling US Dollar
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ (551)	$ (3)	$ 677	$ (59)
Net realized capital gains (losses)
on investments	5,090	(290)	63	(2,953)
Net change in unrealized appreciation/
depreciation of investments	8,813	1	(202)	(3)
Increase (decrease) in net assets
from operations	13,352	(292)	538	(3,015)

Contract transactions
Net contract purchase payments	39,057	-	-	54,592
Transfer payments from (to) other
subaccounts or general account	72,900	292	2,890	(41,208)
Contract terminations, withdrawals,
and other deductions	(965)	-	-	(2,615)
Contract maintenance charges	(3,738)	-	(1,459)	(1,432)
Increase (decrease) in net assets
from contract transactions	107,254	292	1,431	9,337
Net increase (decrease) in net assets	120,606	-	1,969	6,322

Net assets:
Beginning of the period	-	-	6,322	-
End of the period	$ 120,606	$ -	$ 8,291	$ 6,322

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Emerging Markets		ProFund VP International
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ (836)	$ (3)	$ (49)	$ (2)
Net realized capital gains (losses)
on investments	14,886	2,729	314	(824)
Net change in unrealized appreciation/
depreciation of investments	30,857	(3,808)	1,149	(110)
Increase (decrease) in net assets
from operations	44,907	(1,082)	1,414	(936)

Contract transactions
Net contract purchase payments	164,506	62,655	988	-
Transfer payments from (to) other
subaccounts or general account	43,995	(50,741)	10,508	2,700
Contract terminations, withdrawals,
and other deductions	(1,614)	(711)	(141)	(317)
Contract maintenance charges	(8,774)	(850)	(1,064)	(116)
Increase (decrease) in net assets
from contract transactions	198,113	10,353	10,291	2,267
Net increase (decrease) in net assets	243,020	9,271	11,705	1,331

Net assets:
Beginning of the period	9,271	-	1,331	-
End of the period	$ 252,291	$ 9,271	$ 13,036	$ 1,331

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Asia 30		ProFund VP Japan
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ (68)	$ (6)	$ (3)	$ (7)
Net realized capital gains (losses)
on investments	11,248	(280)	234	443
Net change in unrealized appreciation/
depreciation of investments	5,694	1	(96)	97
Increase (decrease) in net assets
from operations	16,874	(285)	135	533

Contract transactions
Net contract purchase payments	117,003	-	17	-
Transfer payments from (to) other
subaccounts or general account	52,108	285	(805)	148
Contract terminations, withdrawals,
and other deductions	(285)	-	-	-
Contract maintenance charges	(4,458)	-	2	(30)
Increase (decrease) in net assets
from contract transactions	164,368	285	(786)	118
Net increase (decrease) in net assets	181,242	-	(651)	651

Net assets:
Beginning of the period	-	-	651	-
End of the period	$ 181,242	$ -	$ -	$ 651

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Short NASDAQ-100		ProFund VP U.S. Government Plus
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ (32)	$ 6	$ (372)	$ 64
Net realized capital gains (losses)
on investments	(1,368)	(30)	(19,960)	4,275
Net change in unrealized appreciation/
depreciation of investments	(1,420)	(332)	(11,777)	10,272
Increase (decrease) in net assets
from operations	(2,820)	(356)	(32,109)	14,611

Contract transactions
Net contract purchase payments	7,541	3,842	-	43,976
Transfer payments from (to) other
subaccounts or general account	(4,422)	670	(5,666)	(8,705)
Contract terminations, withdrawals,
and other deductions	(99)	-	(907)	(313)
Contract maintenance charges	(473)	(203)	(2,715)	(832)
Increase (decrease) in net assets
from contract transactions	2,547	4,309	(9,288)	34,126
Net increase (decrease) in net assets	(273)	3,953	(41,397)	48,737

Net assets:
Beginning of the period	3,953	-	48,737	-
End of the period	$ 3,680	$ 3,953	$ 7,340	$ 48,737

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Basic Materials		ProFund VP Financials
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ (29)	$ (42)	$ 210	$ (35)
Net realized capital gains (losses)
on investments	4,764	(5,815)	(7,571)	(117)
Net change in unrealized appreciation/
depreciation of investments	4,526	(242)	5,648	(1,109)
Increase (decrease) in net assets
from operations	9,261	(6,099)	(1,713)	(1,261)

Contract transactions
Net contract purchase payments	22,323	-	11,225	9,560
Transfer payments from (to) other
subaccounts or general account	31,202	11,203	261	10,784
Contract terminations, withdrawals,
and other deductions	(91)	(224)	-	-
Contract maintenance charges	(2,842)	(571)	(2,313)	(348)
Increase (decrease) in net assets
from contract transactions	50,592	10,408	9,173	19,996
Net increase (decrease) in net assets	59,853	4,309	7,460	18,735

Net assets:
Beginning of the period	4,309	-	18,735	-
End of the period	$ 64,162	$ 4,309	$ 26,195	$ 18,735

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Precious Metals		ProFund VP Telecommunications
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ (12)	$ 2,066	$ 581	$ (15)
Net realized capital gains (losses)
on investments	15,490	(14,700)	(5)	96
Net change in unrealized appreciation/
depreciation of investments	(1,152)	1,758	204	8
Increase (decrease) in net assets
from operations	14,326	(10,876)	780	89

Contract transactions
Net contract purchase payments	50,055	-	4,685	-
Transfer payments from (to) other
subaccounts or general account	6,346	44,071	4,067	484
Contract terminations, withdrawals,
and other deductions	(206)	(1,594)	-	-
Contract maintenance charges	(3,884)	(1,150)	(505)	(300)
Increase (decrease) in net assets
from contract transactions	52,311	41,327	8,247	184
Net increase (decrease) in net assets	66,637	30,451	9,027	273

Net assets:
Beginning of the period	30,451	-	273	-
End of the period	$ 97,088	$ 30,451	$ 9,300	$ 273

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Mid-Cap		ProFund VP Short Emerging Markets
	Subaccount		Subaccount
	2009	2008(1)	2009	2008(1)
Operations
Net investment income (loss)	$ (1,208)	$ (127)	$ (27)	$ (26)
Net realized capital gains (losses)
on investments	4,724	(958)	(2,916)	(2,308)
Net change in unrealized appreciation/
depreciation of investments	38,686	(7,510)	(169)	(112)
Increase (decrease) in net assets
from operations	42,202	(8,595)	(3,112)	(2,446)

Contract transactions
Net contract purchase payments	258,576	109,312	11,568	4,515
Transfer payments from (to) other
subaccounts or general account	36,591	(10,122)	(7,023)	(1,366)
Contract terminations, withdrawals,
and other deductions	(1,328)	(41)	(85)	(271)
Contract maintenance charges	(7,536)	(1,258)	(434)	(155)
Increase (decrease) in net assets
from contract transactions	286,303	97,891	4,026	2,723
Net increase (decrease) in net assets	328,505	89,296	914	277

Net assets:
Beginning of the period	89,296	-	277	-
End of the period	$ 417,801	$ 89,296	$ 1,191	$ 277

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Statements of Changes in Net Assets
Years Ended December 31, 2009 and 2008, Except as Noted

	ProFund VP Short International		Franklin Templeton VIP Founding Funds Allocation	Alliance Bernstein Balanced Wealth Strategy Portfolio
	Subaccount		Subaccount	Subaccount
	2009	2008(1)	2009(1)	2009(1)
Operations
Net investment income (loss)	$ (32)	$ (24)	$ -	$ -
Net realized capital gains (losses)
on investments	(2,180)	2,110	6	9
Net change in unrealized appreciation/
depreciation of investments	137	(138)	-	-
Increase (decrease) in net assets
from operations	(2,075)	1,948	6	9

Contract transactions
Net contract purchase payments	9,466	106,324	-	-
Transfer payments from (to) other
subaccounts or general account	(7,419)	(105,949)	(6)	(9)
Contract terminations, withdrawals,
and other deductions	(1,258)	(288)	-	-
Contract maintenance charges	(403)	(134)	-	-
Increase (decrease) in net assets
from contract transactions	386	(47)	(6)	(9)
Net increase (decrease) in net assets	(1,689)	1,901	-	-

Net assets:
Beginning of the period	1,901	-	-	-
End of the period	$ 212	$ 1,901	$ -	$ -

See accompanying notes.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

1.	Organization and Summary of Significant Accounting Policies
Organization
The TFLIC Series Life Account of Transamerica Financial Life Insurance Company (the Life Account or the Company) was established as a variable life insurance separate account of Transamerica Financial Life Insurance Company (TFLIC) and is registered as a unit investment trust under the Investment Company Act of 1940, as amended.  The Life Account contains multiple investment options referred to as subaccounts (each a Series Fund and collectively the Series Funds).  Each subaccount invests exclusively in the corresponding portfolio (the Portfolio) of a Series Fund.  Each Series Fund is a registered management investment company under the Investment Company Act of 1940, as amended.
Subaccount Investment by Series Fund:
Transamerica Series Trust (TST) - Initial Class
Transamerica JPMorgan Core Bond VP
Transamerica Asset Allocation - Conservative Portfolio VP
Transamerica Asset Allocation - Growth Portfolio VP
Transamerica Asset Allocation - Moderate Growth Portfolio VP
Transamerica Asset Allocation - Moderate Portfolio VP
Transamerica MFS International Equity VP
Transamerica Clarion Global Real Estate Securities VP
Transamerica Federated Market Opportunity VP
Transamerica Science & Technology VP
Transamerica International Moderate Growth Fund VP
Transamerica JPMorgan Mid Cap Value VP
Transamerica JPMorgan Enhanced Index VP
Transamerica Marsico Growth VP
Transamerica BlackRock Large Cap Value VP
Transamerica AEGON High Yield Bond VP
Transamerica Munder Net50 VP
Transamerica PIMCO Total Return VP
Transamerica Focus VP
Transamerica T. Rowe Price Equity Income VP
Transamerica T. Rowe Price Small Cap VP
Transamerica Templeton Global VP
Transamerica Third Avenue Value VP
Transamerica Balanced VP
Transamerica Convertible Securities VP
Transamerica Equity VP
Transamerica Growth Opportunities VP
Transamerica Money Market VP
Transamerica Small/Mid-Cap Value VP
Transamerica U.S. Government Securities VP

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

1.	Organization and Summary of Significant Accounting Policies (continued)
Transamerica Series Trust (TST) - Initial Class
Transamerica Value Balanced VP
Transamerica Van Kampen Mid-Cap Growth VP
Transamerica Index 50 VP
Transamerica Index 75 VP
Transamerica Efficient Markets VP
Transamerica Hanlon Balanced VP
Transamerica Hanlon Growth & Income VP
Transamerica Hanlon Growth VP
Transamerica Hanlon Managed Income VP
Transamerica Van Kampen Large Cap Core VP
Transamerica Foxhall Emerging Markets/Pacific Rim VP
Transamerica Foxhall Global Conservative VP
Transamerica Foxhall Global Growth VP
Transamerica Foxhall Global Hard Asset VP
Fidelity Variable Insurance Products Fund (VIP) - Service Class 2
Fidelity - VIP Contrafund® Portfolio
Fidelity - VIP Equity-Income Portfolio
Fidelity - VIP Growth Opportunities Portfolio
Fidelity - VIP Index 500 Portfolio
ProFunds Trust - Initial Class
ProFund VP Bull
ProFund VP NASDAQ-100
ProFund VP Small-Cap
ProFund VP Short Small-Cap
ProFund VP Money Market
Access VP High Yield
ProFund VP Europe 30
ProFund VP Oil & Gas
ProFund VP UltraSmall-Cap
ProFund VP Utilities
ProFund VP Consumer Services
ProFund VP Pharmaceuticals
ProFund VP Small-Cap Value
ProFund VP Falling US Dollar
ProFund VP Emerging Markets
ProFund VP International
ProFund VP Asia 30

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

1.	Organization and Summary of Significant Accounting Policies (continued)
ProFunds Trust - Initial Class
ProFund VP Japan
ProFund VP Short NASDAQ-100
ProFund VP U.S. Government Plus
ProFund VP Basic Materials
ProFund VP Financials
ProFund VP Precious Metals
ProFund VP Telecommunications
ProFund VP Mid-Cap
ProFund VP Short Emerging Markets
ProFund VP Short International
Franklin Templeton - Initial Class
Franklin Templeton VIP Founding Funds Allocation
Alliance Bernstein - Initial Class
Alliance Bernstein Balanced Wealth Strategy Portfolio

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
Transamerica International Moderate Growth Fund VP	May 1, 2006
Profund VP Bull	June 12, 2006
ProFund VP NASDAQ-100	June 12, 2006
Profund VP Small-Cap	June 12, 2006
Profund VP Short Small-Cap	June 12, 2006
Profund VP Money Market	June 12, 2006
Access VP High Yield	February 28, 2008
ProFund VP Europe 30	February 28, 2008
ProFund VP Oil & Gas	February 28, 2008
ProFund VP Ultra Small-Cap	February 28, 2008
ProFund VP Utilities	February 28, 2008
ProFund VP Consumer Services	February 28, 2008
ProFund VP Pharmaceuticals	February 28, 2008
ProFund VP Small-Cap Value	February 28, 2008
ProFund VP Falling US Dollar	February 28, 2008
ProFund VP Emerging Markets	February 28, 2008
ProFund VP International	February 28, 2008
ProFund VP Asia 30	February 28, 2008
ProFund VP Japan	February 28, 2008
ProFund VP Short NASDAQ-100	February 28, 2008

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

1.	Organization and Summary of Significant Accounting Policies (continued)
	Subaccount	Inception Date
	ProFund VP U.S. Government Plus	February 28, 2008
	ProFund VP Basic Materials	February 28, 2008
	ProFund VP Financials	February 28, 2008
	ProFund VP Precious Metals	February 28, 2008
	ProFund VP Telecommunications	February 28, 2008
	ProFund VP Mid-Cap	February 28, 2008
	ProFund VP Short Emerging Markets	February 28, 2008
	ProFund VP Short International	February 28, 2008
	Transamerica Index 50 VP	May 1, 2008
	Transamerica Index 75 VP	May 1, 2008
	Transamerica Efficient Markets VP	May 1, 2009
	Transamerica Hanlon Balanced VP	May 1, 2009
	Transamerica Hanlon Growth & Income VP	May 1, 2009
	Transamerica Hanlon Growth VP	May 1, 2009
	Transamerica Hanlon Managed Income VP	May 1, 2009
	Transamerica Van Kampen Large Cap Core VP	May 1, 2009
	Franklin Templeton VIP Founding Funds Allocation	May 1, 2009
	Alliance Bernstein Balanced Wealth Strategy Portfolio	May 1, 2009
	Transamerica Foxhall Emerging Markets/Pacific Rim VP	July 1, 2009
	Transamerica Foxhall Global Conservative VP	July 1, 2009
	Transamerica Foxhall Global Growth VP	July 1, 2009
	Transamerica Foxhall Global Hard Asset VP	July 1, 2009

The following Portfolio name changes were made effective during the fiscal year ended December 31, 2009:
Portfolio	Formerly
Transamerica Focus VP	Transamerica Legg Mason Partner All Cap VP
Transamerica Aegon High Yield Bond VP	Transamerica MFS High Yield VP

The following Portfolio mergers were made effective during the fiscal year ended December 31, 2009:
Portfolio	Formerly
Transamerica Van Kampen Large Cap Core VP	Transamerica Capital Guardian U.S. Equity VP
Transamerica BlackRock Large Cap Value VP	Transamerica Capital Guardian Value VP

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

1.	Organization and Summary of Significant Accounting Policies (continued)
Investments

Net purchase payments received by the Life Account are invested in the portfolios of the Series Funds, as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2009.

Realized capital gains and losses from the sales of shares in the Series Funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are included in the Statements of Operations.

Dividend Income

Dividends received from the Series Funds investments are reinvested to purchase additional mutual fund shares.

Accounting Policy

On July 1, 2009, the FASB Accounting Standards CodificationTM (ASC or the Codification) was launched as the single source of authoritative nongovernmental accounting principles generally accepted in the United States (GAAP). Guidance in the Codification is organized by Topic, each representing a collection of related guidance (e.g., Financial Services—Insurance). Topics are further subdivided into Subtopics (e.g., Insurance Activities), and Sections (e.g., Recognition, Measurement, or Disclosure). All guidance contained in the Codification carries an equal level of authority. The Mutual Fund Account adopted guidance that establishes the Codification as the source of authoritative GAAP for the period ended September 30, 2009. The adoption required updates to the Mutual Fund Account’s financial statement disclosures, but did not impact the results of operations or financial position. This guidance was formerly known as Statement of Financial Accounting Standards (SFAS) No. 168, The FASB Accounting Standards CodificationTM and the Hierarchy of Generally Accepted Accounting Principles, a replacement of FASB Statement No. 162.

As of December 31, 2009, the Company adopted ASC 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The adoption did not impact the Mutual Fund Account’s financial statements. Management has evaluated the financial statements for subsequent events through the date which the financial statements are issued. This guidance was formerly known as SFAS No. 165, Subsequent Events.

Effective January 1, 2008, the Mutual Fund Account adopted ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosures about fair value measurements. The adoption did not have a material impact on the Mutual Fund Account’s financial statements. This guidance was formerly known as SFAS No. 157, Fair Value Measurements. See Note 8 to the financial statements for additional disclosure.

The financial statements included herein have been prepared in accordance with GAAP for variable life separate accounts registered as unit investment trusts.  The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities.  Actual results could differ from those estimates.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

2.	Investments
The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2009 were as follows:

	Purchases	Sales
Transamerica Series Trust (TST) - Initial Class
Transamerica JPMorgan Core Bond VP	$ 177,878	$ 137,298
Transamerica Asset Allocation - Conservative Portfolio VP	159,701	192,884
Transamerica Asset Allocation - Growth Portfolio VP	3,430,373	736,050
Transamerica Asset Allocation - Moderate Growth Portfolio VP	2,621,839	799,081
Transamerica Asset Allocation - Moderate Portfolio VP	887,589	325,968
Transamerica MFS International Equity VP	209,825	115,328
Transamerica Clarion Global Real Estate Securities VP	153,595	143,710
Transamerica Federated Market Opportunity VP	275,085	193,627
Transamerica Science & Technology VP	235,784	95,372
Transamerica International Moderate Growth Fund VP	36,975	30,018
Transamerica JPMorgan Mid Cap Value VP	11,669	16,052
Transamerica JPMorgan Enhanced Index VP	13,249	2,577
Transamerica Marsico Growth VP	242,545	249,992
Transamerica BlackRock Large Cap Value VP	230,399	178,834
Transamerica AEGON High Yield Bond VP	72,973	20,392
Transamerica Munder Net50 VP	87,241	41,377
Transamerica PIMCO Total Return VP	174,936	137,315
Transamerica Focus VP	102,861	87,636
Transamerica T. Rowe Price Equity Income VP	59,763	42,166
Transamerica T. Rowe Price Small Cap VP	489,838	500,423
Transamerica Templeton Global VP	213,770	156,346
Transamerica Third Avenue Value VP	547,773	395,434
Transamerica Balanced VP	12,661	7,923
Transamerica Convertible Securities VP	8,205	4,808
Transamerica Equity VP	703,487	751,892
Transamerica Growth Opportunities VP	376,842	388,104
Transamerica Money Market VP	453,930	1,208,459
Transamerica Small/Mid-Cap Value VP	305,331	155,459
Transamerica U.S. Government Securities VP	63,454	252,363
Transamerica Value Balanced VP	68,186	32,523
Transamerica Van Kampen Mid-Cap Growth VP	481,449	490,072
Transamerica Index 50 VP	-	-
Transamerica Index 75 VP	-	-

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

2.	Investments (continued)
		Purchases	Sales
	Transamerica Efficient Markets VP	$ 300	$ 309
	Transamerica Hanlon Balanced VP	89,085	4,054
	Transamerica Hanlon Growth & Income VP	72,493	7,848
	Transamerica Hanlon Growth VP	447,132	141,206
	Transamerica Hanlon Managed Income VP	452,347	13,178
	Transamerica Van Kampen Large Cap Core VP	29,219	776
	Transamerica Foxhall Emerging Markets/Pacific Rim VP	254,204	9,213
	Transamerica Foxhall Global Conservative VP	26,860	2,373
	Transamerica Foxhall Global Growth VP	325,914	7,036
	Transamerica Foxhall Global Hard Asset VP	104,246	22,851
	Fidelity Variable Insurance Products Fund (VIP) - Service Class 2
	Fidelity - VIP Contrafund® Portfolio	35,758	20,770
	Fidelity - VIP Equity-Income Portfolio	27,023	15,628
	Fidelity - VIP Growth Opportunities Portfolio	67,307	56,684
	Fidelity - VIP Index 500 Portfolio	47,038	4,403
	ProFunds Trust - Initial Class
	ProFund VP Bull	21,360	16,376
	ProFund VP NASDAQ-100	208,439	224,918
	ProFund VP Small-Cap	174,968	255,641
	ProFund VP Short Small-Cap	94,540	83,948
	ProFund VP Money Market	250,053	344,371
	Access VP High Yield	20,414	17,338
	ProFund VP Europe 30	5,948	5,161
	ProFund VP Oil & Gas	64,531	33,482
	ProFund VP UltraSmall-Cap	44,186	60,292
	ProFund VP Utilities	4,200	1,132
	ProFund VP Consumer Services	3,783	-
	ProFund VP Pharmaceuticals	23,030	19,579
	ProFund VP Small-Cap Value	292,544	185,839
	ProFund VP Falling US Dollar	23,304	21,197
	ProFund VP Emerging Markets	319,235	121,952
	ProFund VP International	21,127	10,883
	ProFund VP Asia 30	236,692	66,219
	ProFund VP Japan	6,433	7,221
	ProFund VP Short NASDAQ-100	50,067	47,552
	ProFund VP U.S. Government Plus	153,571	157,408
	ProFund VP Basic Materials	123,066	72,500
	ProFund VP Financials	71,710	62,326
	ProFund VP Precious Metals	324,981	272,684

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

2.	Investments (continued)
		Purchases	Sales
	ProFund VP Telecommunications	$ 9,433	$ 605
	ProFund VP Mid-Cap	525,193	240,097
	ProFund VP Short Emerging Markets	47,429	43,432
	ProFund VP Short International	47,945	47,556
	Franklin Templeton - Initial Class
	Franklin Templeton VIP Founding Funds Allocation	300	306
	Alliance Bernstein - Initial Class
	Alliance Bernstein Balanced Wealth Strategy Portfolio	300	309

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica JPMorgan Core Bond VP	Transamerica Asset Allocation - Conservative VP	Transamerica Asset Allocation - Growth VP	Transamerica Asset Allocation - Moderate Growth VP	Transamerica Asset Allocation - Moderate VP	Transamerica MFS International Equity VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	24,032	30,234	852,295	825,427	229,202	117,484
Units purchased	68,863	91,908	1,639,195	1,583,308	482,282	257,332
Units redeemed and
transferred	(66,443)	(77,653)	(1,614,668)	(1,509,710)	(463,117)	(270,525)
Units outstanding at
December 31, 2008	26,452	44,489	876,822	899,025	248,367	104,291
Units purchased	12,860	17,261	380,164	298,387	86,110	31,722
Units redeemed and
transferred	(11,425)	(22,000)	(217,643)	(209,482)	(59,446)	(23,789)
Units outstanding at
December 31, 2009	27,887	39,750	1,039,343	987,930	275,031	112,224

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Clarion Global Real Estate Securities VP	Transamerica Federated Market Opportunity VP	Transamerica International Moderate Growth VP	Transamerica Science & Technology VP	Transamerica JPMorgan Mid Cap Value VP	Transamerica JPMorgan Enhanced Index VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	43,659	55,005	91,478	62,686	21,886	4,169
Units purchased	105,999	142,214	208,005	140,712	50,569	8,306
Units redeemed and
transferred	(118,170)	(142,991)	(223,144)	(139,972)	(53,443)	(7,830)
Units outstanding at
December 31, 2008	31,488	54,228	76,339	63,426	19,012	4,645
Units purchased	13,083	14,832	42,545	16,538	3	1,635
Units redeemed and
transferred	(11,929)	(17,140)	(25,559)	(15,483)	(1,094)	(617)
Units outstanding at
December 31, 2009	32,642	51,920	93,325	64,481	17,921	5,663

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Marsico Growth VP	Transamerica BlackRock Large Cap Value VP	Transamerica AEGON High Yield Bond VP	Transamerica Munder Net50 VP	Transamerica PIMCO Total Return VP	Transamerica Focus VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	14,863	26,750	1,611	23,511	4,716	69,963
Units purchased	38,693	64,047	8,299	69,769	36,596	171,493
Units redeemed and
transferred	(39,170)	(61,577)	(8,039)	(70,843)	(30,660)	(169,734)
Units outstanding at
December 31, 2008	14,386	29,220	1,871	22,437	10,652	71,722
Units purchased	37,667	28,112	5,833	12,063	15,786	15,386
Units redeemed and
transferred	(38,121)	(24,803)	(1,973)	(7,592)	(13,698)	(15,302)
Units outstanding at
December 31, 2009	13,932	32,529	5,731	26,908	12,740	71,806

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica T. Rowe Price Equity Income VP	Transamerica T. Rowe Price Small Cap VP	Transamerica Templeton Global VP	Transamerica Third Avenue Value VP	Transamerica Balanced VP	Transamerica Convertible Securities VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	25,185	33,344	230,612	68,092	4,324	3,192
Units purchased	59,203	97,635	559,111	158,670	9,962	7,503
Units redeemed and
transferred	(58,623)	(78,893)	(566,210)	(149,237)	(10,037)	(8,319)
Units outstanding at
December 31, 2008	25,765	52,086	223,513	77,525	4,249	2,376
Units purchased	8,918	56,120	45,045	37,399	1,615	683
Units redeemed and
transferred	(8,059)	(58,208)	(39,013)	(35,135)	(1,270)	(470)
Units outstanding at
December 31, 2009	26,624	49,998	229,545	79,789	4,594	2,589

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Equity VP	Transamerica Growth Opportunities VP	Transamerica Money Market VP	Transamerica Small/MidCap Value VP	Transamerica U.S. Government Securities VP	Transamerica Value Balanced VP
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	671,697	144,517	43,578	23,771	837	45,605
Units purchased	1,570,920	344,594	303,326	56,420	26,667	116,505
Units redeemed and
transferred	(1,590,230)	(345,490)	(207,757)	(43,180)	(8,795)	(117,720)
Units outstanding at
December 31, 2008	652,387	143,621	139,147	37,011	18,709	44,390
Units purchased	145,728	48,630	66,108	32,409	11,095	8,426
Units redeemed and
transferred	(147,823)	(46,613)	(127,299)	(21,106)	(26,977)	(6,836)
Units outstanding at
December 31, 2009	650,292	145,638	77,956	48,314	2,827	45,980

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Van Kampen Mid-Cap Growth VP	Transamerica Index 50 VP	Transamerica Index 75 VP	Transamerica Efficient Markets VP	Transamerica Hanlon Balanced VP	Transamerica Hanlon Growth & Income VP
	Subaccount	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2008	349,592	-	-	-	-	-
Units purchased	845,387	3	3	-	-	-
Units redeemed and
transferred	(849,839)	(3)	(3)	-	-	-
Units outstanding at
December 31, 2008	345,140	-	-	-	-	-
Units purchased	94,983	-	-	3	8,855	13,034
Units redeemed and
transferred	(88,319)	-	-	(3)	(628)	(6,928)
Units outstanding at
December 31, 2009	351,804	-	-	-	8,227	6,106

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Hanlon Growth VP	Transamerica Hanlon Managed Income VP	Transamerica Van Kampen Large Cap Core VP	Transamerica Foxhall Emerging Markets/Pacific Rim VP	Transamerica Foxhall Global Conservative VP	Transamerica Foxhall Global Growth VP
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	-	-	-	-	-	-
Units redeemed and
transferred	-	-	-	-	-	-
Units outstanding at
December 31, 2008	-	-	-	-	-	-
Units purchased	74,031	71,795	4,900	38,767	3,691	55,540
Units redeemed and
transferred	(44,318)	(29,940)	(2,553)	(15,052)	(1,244)	(24,647)
Units outstanding at
December 31, 2009	29,713	41,855	2,347	23,715	2,447	30,893

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	Transamerica Foxhall Global Hard Asset VP	Fidelity VIP Contrafund®	Fidelity VIP Equity-Income	Fidelity VIP Growth Opportunities	Fidelity VIP Index 500	ProFund VP Bull
	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount
Units outstanding at
January 1, 2008	-	30,977	23,486	16,963	8,360	186
Units purchased	-	74,127	55,729	40,052	25,378	139,691
Units redeemed and
transferred	-	(72,455)	(55,036)	(38,796)	(26,656)	(138,529)
Units outstanding at
December 31, 2008	-	32,649	24,179	18,219	7,082	1,348
Units purchased	16,734	5,590	5,174	14,146	5,729	2,686
Units redeemed and
transferred	(8,658)	(4,021)	(3,992)	(11,864)	(1,304)	(2,155)
Units outstanding at
December 31, 2009	8,076	34,218	25,361	20,501	11,507	1,879

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP NASDAQ-100	ProFund VP Small-Cap	ProFund VP Short Small-Cap	ProFund VP Money Market	Access VP High Yield	ProFund VP Europe 30
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2008	696	904	11,939	1,197	-	-
Units purchased	253,097	252,100	579,930	20,699	3,840	5,063
Units redeemed and
transferred	(248,748)	(239,644)	(588,647)	(10,073)	(3,840)	(5,063)
Units outstanding at
December 31, 2008	5,045	13,360	3,222	11,823	-	-
Units purchased	54,860	27,862	25,150	36,203	2,143	878
Units redeemed and
transferred	(56,536)	(38,504)	(24,320)	(45,189)	(1,905)	(795)
Units outstanding at
December 31, 2009	3,368	2,719	4,052	2,837	238	83

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP Oil & Gas	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Consumer Services	ProFund VP Pharmaceuticals	ProFund VP Small-Cap Value
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	50,880	51,569	27,634	11,325	18,563	5,228
Units redeemed and
transferred	(49,984)	(46,962)	(27,384)	(11,325)	(18,563)	(5,228)
Units outstanding at
December 31, 2008	896	4,607	250	-	-	-
Units purchased	13,688	62,424	658	410	3,664	44,589
Units redeemed and
transferred	(9,453)	(67,031)	(251)	(1)	(3,276)	(30,594)
Units outstanding at
December 31, 2009	5,131	-	657	409	388	13,995

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP Falling US Dollar	ProFund VP Emerging Markets	ProFund VP International	ProFund VP Asia 30	ProFund VP Japan	ProFund VP Short NASDAQ-100
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	6,827	67,765	17,297	13,391	4,382	38,771
Units redeemed and
transferred	(6,131)	(65,921)	(17,075)	(13,391)	(4,282)	(38,459)
Units outstanding at
December 31, 2008	696	1,844	222	-	100	312
Units purchased	2,906	54,504	3,214	33,761	961	9,875
Units redeemed and
transferred	(2,712)	(25,173)	(1,681)	(12,263)	(1,061)	(9,694)
Units outstanding at
December 31, 2009	890	31,175	1,755	21,498	-	493

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP U.S. Government Plus	ProFund VP Basic Materials	ProFund VP Financials	ProFund VP Precious Metals	ProFund VP Telecommunications	ProFund VP Mid-Cap
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2008	-	-	-	-	-	-
Units purchased	6,632	47,359	25,696	154,597	14,941	24,774
Units redeemed and
transferred	(3,384)	(46,440)	(22,171)	(149,465)	(14,906)	(10,949)
Units outstanding at
December 31, 2008	3,248	919	3,525	5,132	35	13,825
Units purchased	19,190	31,683	26,152	109,818	1,171	82,661
Units redeemed and
transferred	(21,705)	(24,105)	(25,348)	(102,763)	(74)	(47,374)
Units outstanding at
December 31, 2009	733	8,497	4,329	12,187	1,132	49,112

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

3. Accumulation Units Outstanding (continued)
A summary of changes in equivalent accumulation units outstanding follows:
	ProFund VP Short Emerging Markets	ProFund VP Short International	Franklin Templeton VIP Founding Funds Allocation	Alliance Bernstein Balanced Wealth Strategy Portfolio
	Subaccount(1)	Subaccount(1)	Subaccount(1)	Subaccount(1)
Units outstanding at
January 1, 2008	-	-	-	-
Units purchased	26,276	51,791	-	-
Units redeemed and
transferred	(26,255)	(51,642)	-	-
Units outstanding at
December 31, 2008	21	149	-	-
Units purchased	9,909	8,279	3	3
Units redeemed and
transferred	(9,752)	(8,404)	(3)	(3)
Units outstanding at
December 31, 2009	178	24	-	-

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4.	Financial Highlights
The Life Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

Sub account	Year Ended	Unit FairValue Corresponding to Lowest to Highest Expense Ratio			Net Assets	Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

	Units
Transamerica JPMorgan Core Bond VP
12/31/2009	27,887	$12.69	to	$11.37	$480,815	4.52%	0.75%	to	1.50%	8.77%	to	7.96%
12/31/2008	26,452	11.67	to	10.53	420,947	4.44	0.75	to	1.50	4.80	to	5.29
12/31/2007	24,032	11.14	to	15.26	366,738	5.25	0.75	to	0.90	6.14	to	5.98
12/31/2006	25,771	10.49	to	14.40	371,118	5.11	0.75	to	0.90	3.14	to	2.99
12/31/2005	28,109	10.17	to	13.98	385,419	5.43	0.75	to	0.90	1.53	to	1.39
Transamerica Asset Allocation - Conservative VP
12/31/2009	39,750	12.33	to	12.72	549,683	4.51	0.75	to	1.50	24.29	to	23.37
12/31/2008	44,489	9.92	to	10.31	495,589	3.42	0.75	to	1.50	(21.77)	to	3.10
12/31/2007	30,234	12.68	to	14.27	431,147	2.61	0.75	to	0.90	5.59	to	5.43
12/31/2006	34,148	12.01	to	13.53	462,008	3.24	0.75	to	0.90	8.63	to	8.47
12/31/2005	27,846	11.06	to	12.48	344,545	3.02	0.75	to	0.90	4.40	to	4.25
Transamerica Asset Allocation - Growth VP
12/31/2009	1,039,343	11.73	to	12.80	12,909,664	2.85	0.75	to	1.50	28.85	to	27.90
12/31/2008	876,822	9.10	to	10.00	8,463,481	2.98	0.75	to	1.50	(40.09)	to	0.05
12/31/2007	852,295	15.19	to	16.22	13,751,330	2.35	0.75	to	0.90	6.95	to	6.79
12/31/2006	675,508	14.20	to	15.19	10,218,733	0.98	0.75	to	0.90	14.76	to	14.59
12/31/2005	485,128	12.38	to	13.25	6,415,414	0.50	0.75	to	0.90	11.40	to	11.24
Transamerica Asset Allocation - Moderate Growth VP
12/31/2009	987,930	12.27	to	12.83	13,103,944	3.43	0.75	to	1.50	27.20	to	26.26
12/31/2008	899,025	9.64	to	10.16	9,390,527	3.08	0.75	to	1.50	(33.27)	to	1.61
12/31/2007	825,427	14.45	to	15.77	12,951,038	2.42	0.75	to	0.90	7.00	to	6.84
12/31/2006	700,022	13.50	to	14.76	10,293,288	1.66	0.75	to	0.90	12.99	to	12.82
12/31/2005	535,724	11.95	to	13.08	6,997,114	1.19	0.75	to	0.90	9.09	to	8.93

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4.	Financial Highlights (continued)
		Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
	Year Ended				Net Assets	Investment Income Ratio*
Subaccount
	Units
Transamerica Asset Allocation - Moderate VP
12/31/2009	275,031	$12.53	to	$12.79	$3,782,902	4.33%	0.75%	to	1.50%	25.46%	to	24.53%
12/31/2008	248,367	9.99	to	10.27	2,730,915	3.43	0.75	to	1.50	(26.52)	to	2.69
12/31/2007	229,202	13.59	to	15.06	3,438,555	3.00	0.75	to	0.90	7.15	to	6.99
12/31/2006	193,386	12.68	to	14.08	2,714,523	2.67	0.75	to	0.90	10.65	to	10.49
12/31/2005	170,371	11.46	to	12.74	2,167,276	1.89	0.75	to	0.90	6.64	to	6.49
Transamerica MFS International Equity VP
12/31/2009	112,224	8.55	to	13.79	1,209,324	2.81	0.75	to	1.50	31.70	to	30.72
12/31/2008	104,291	8.19	to	10.55	854,642	5.33	0.75	to	1.50	(35.10)	to	5.46
12/31/2007	117,484	12.78	to	12.78	1,501,251	1.00	0.90	to	0.90	8.17	to	8.17
12/31/2006	87,146	11.81	to	11.81	1,029,445	1.42	0.90	to	0.90	21.97	to	21.97
12/31/2005	73,912	9.68	to	9.68	715,819	0.79	0.90	to	0.90	11.86	to	11.86
Transamerica Clarion Global Real Estate Securities VP
12/31/2009	32,642	12.59	to	13.38	$818,354	-	0.75	to	1.50%	32.42	to	31.45
12/31/2008	31,488	9.51	to	10.18	603,116	6.63	0.75	to	1.50	(42.81)	to	1.82
12/31/2007	43,659	16.62	to	34.54	1,470,074	7.41	0.75	to	0.90	(7.40)	to	(7.54)
12/31/2006	33,521	17.95	to	37.36	1,206,922	1.39	0.75	to	0.90	41.21	to	41.01
12/31/2005	29,418	12.71	to	26.49	745,925	1.76	0.75	to	0.90	12.63	to	12.46
Transamerica Federated Market Opportunity VP
12/31/2009	51,920	10.66	to	11.30	982,925	3.21	0.75	to	1.50	3.42	to	2.65
12/31/2008	54,228	10.31	to	11.01	991,954	4.60	0.75	to	1.50	(5.24)	to	10.12
12/31/2007	55,005	10.88	to	19.45	1,064,809	3.76	0.75	to	0.90	(1.22)	to	(1.37)
12/31/2006	57,094	11.01	to	19.72	1,118,054	1.68	0.75	to	0.90	1.99	to	1.84
12/31/2005	56,465	10.79	to	19.36	1,073,554	2.32	0.75	to	0.90	4.18	to	4.03
Transamerica International Moderate Growth VP
12/31/2009	93,325	9.14	to	13.38	849,342	2.76	0.75	to	1.50	28.73	to	27.78
12/31/2008	76,339	7.10	to	10.47	540,139	2.31	0.75	to	1.50	(36.60)	to	4.73
12/31/2007	91,478	11.20	to	11.17	1,021,913	1.27	0.75	to	0.90	7.88	to	7.72
12/31/2006 (1)	48,306	10.38	to	10.37	500,814	-	0.75	to	0.90	3.78	to	3.67

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
		Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
					Net Assets	Investment Income Ratio*
Subaccount	Year Ended	Units
Transamerica Science & Technology VP
12/31/2009	64,481	$11.59	to	$14.61	$256,224	-	0.75%	to	1.50%	56.59%	to	55.44%
12/31/2008	63,426	7.40	to	9.40	160,174	-	0.75	to	1.50	(48.98)	to	(6.02)
12/31/2007	62,686	14.51	to	4.95	311,432	-	0.75	to	0.90	31.76	to	31.56
12/31/2006	45,919	11.01	to	3.76	173,165	-	0.75	to	0.90	0.25	to	0.11
12/31/2005	44,089	10.99	to	3.76	180,346	0.43	0.75	to	0.90	1.30	to	1.15
Transamerica JPMorgan Mid Cap Value VP
12/31/2009	17,921	11.84	to	15.23	272,948	1.83	0.75	to	0.90	25.47	to	25.28
12/31/2008	19,012	9.44	to	12.16	231,131	1.44	0.75	to	0.90	(33.38)	to	(33.48)
12/31/2007	21,886	14.17	to	18.28	400,003	1.00	0.75	to	0.90	2.06	to	1.91
12/31/2006	23,810	13.88	to	17.93	427,002	0.81	0.75	to	0.90	16.37	to	16.20
12/31/2005	28,661	11.93	to	15.43	435,307	0.22	0.75	to	0.90	8.34	to	8.18
Transamerica JPMorgan Enhanced Index VP
12/31/2009	5,663	10.62	to	12.39	62,540	2.08	0.75	to	1.50	28.63	to	27.68
12/31/2008	4,645	8.26	to	9.70	39,934	5.91	0.75	to	1.50	(37.82)	to	(3.00)
12/31/2007	4,169	13.28	to	13.85	57,746	1.78	0.75	to	0.90	3.76	to	3.60
12/31/2006	840	12.80	to	13.37	11,220	0.53	0.75	to	0.90	14.45	to	14.29
12/31/2005	2,994	11.19	to	11.70	33,987	1.40	0.75	to	0.90	2.69	to	2.54
Transamerica Marsico Growth VP
12/31/2009	13,932	10.97	to	11.90	129,939	0.71	0.75	to	1.50	25.69	to	24.76
12/31/2008	14,386	8.72	to	9.53	106,905	0.83	0.75	to	1.50	(41.39)	to	(4.65)
12/31/2007	14,863	14.89	to	12.70	188,718	0.03	0.75	to	0.90	19.50	to	19.32
12/31/2006	12,648	12.46	to	10.64	134,584	0.12	0.75	to	0.90	4.58	to	4.43
12/31/2005	13,359	11.91	to	10.19	139,569	0.08	0.75	to	0.90	7.77	to	7.62

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
			Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
							Investment Income Ratio*
Subaccount	Year Ended	Units				Net Assets
Transamerica BlackRock Large Cap Value VP
	12/31/2009	32,529	$11.58	to	$11.50	$440,787	1.43%	0.75%	to	1.50%	13.14%	to	12.31%
	12/31/2008	29,220	10.24	to	10.24	350,267	0.96	0.75	to	1.50	(34.38)	to	2.42
	12/31/2007	26,750	15.60	to	18.38	489,277	1.01	0.75	to	0.90	3.85	to	3.70
	12/31/2006	21,369	15.02	to	17.72	378,216	0.49	0.75	to	0.90	16.05	to	15.88
	12/31/2005	19,474	12.95	to	15.30	292,832	0.73	0.75	to	0.90	15.08	to	14.91
Transamerica AEGON High Yield Bond VP
	12/31/2009	5,731	12.61	to	14.40	81,663	10.90	0.75	to	1.50	46.14	to	45.06
	12/31/2008	1,871	8.63	to	9.92	18,288	9.89	0.75	to	1.50	(25.76)	to	(0.76)
	12/31/2007	1,611	11.62	to	13.28	21,248	8.58	0.75	to	0.90	1.09	to	0.94
	12/31/2006	1,370	11.49	to	13.16	17,920	3.35	0.75	to	0.90	10.12	to	9.96
	12/31/2005	4,455	10.44	to	11.97	50,233	8.18	0.75	to	0.90	1.05	to	0.91
Transamerica Munder Net50 VP
	12/31/2009	26,908	13.69	to	16.14	304,580	-	0.75	to	1.50	71.51	to	70.25
	12/31/2008	22,437	7.98	to	9.48	148,027	4.26	0.75	to	1.50	(43.96)	to	(5.19)
	12/31/2007	23,511	14.24	to	11.76	277,230	-	0.75	to	0.90	16.17	to	15.99
	12/31/2006	18,660	12.26	to	10.14	189,491	-	0.75	to	0.90	(0.75)	to	(0.89)
	12/31/2005	19,990	12.35	to	10.23	208,875	-	0.75	to	0.90	7.26	to	7.10
Transamerica PIMCO Total Return VP
	12/31/2009	12,740	12.68	to	11.95	177,274	6.13	0.75	to	1.50	15.17	to	14.32
	12/31/2008	10,652	11.01	to	10.45	129,654	6.42	0.75	to	1.50	(3.52)	to	4.55
	12/31/2007	4,716	11.41	to	12.85	60,477	2.51	0.75	to	0.90	8.13	to	7.97
	12/31/2006	5,223	10.56	to	11.91	62,130	2.58	0.75	to	0.90	3.43	to	3.28
	12/31/2005	6,645	10.21	to	11.53	73,911	1.89	0.75	to	0.90	1.57	to	1.42
Transamerica Focus VP
	12/31/2009	71,806	10.73	to	12.40	979,853	2.62	0.75	to	1.50	26.96	to	26.02
	12/31/2008	71,722	8.45	to	9.84	771,255	2.13	0.75	to	1.50	(36.84)	to	(1.58)
	12/31/2007	69,963	13.38	to	17.07	1,194,190	1.34	0.75	to	0.90	0.28	to	0.13
	12/31/2006	70,943	13.34	to	17.05	1,208,417	1.01	0.75	to	0.90	17.67	to	17.50
	12/31/2005	71,690	11.33	to	14.51	1,033,914	0.62	0.75	to	0.90	3.30	to	3.15

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
			Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
							Investment Income Ratio*
Subaccount	Year Ended					Net Assets
		Units
Transamerica T. Rowe Price Equity Income VP
	12/31/2009	26,624	$10.83	to	$12.04	$293,137	4.00%	0.75%	to	1.50%	24.49%	to	23.57%
	12/31/2008	25,765	8.70	to	9.74	228,196	3.56	0.75	to	1.50	(36.45)	to	(2.60)
	12/31/2007	25,185	13.69	to	13.97	351,605	2.32	0.75	to	0.90	2.54	to	2.39
	12/31/2006	16,600	13.35	to	13.64	226,399	1.73	0.75	to	0.90	18.08	to	17.90
	12/31/2005	16,071	11.31	to	11.57	185,398	1.86	0.75	to	0.90	3.33	to	3.18
Transamerica T. Rowe Price Small Cap VP
	12/31/2009	49,998	12.15	to	13.71	608,667	-	0.75	to	1.50	37.67	to	36.65
	12/31/2008	52,086	8.82	to	10.03	461,216	1.71	0.75	to	1.50	(36.73)	to	0.31
	12/31/2007	33,344	13.94	to	14.02	467,370	-	0.75	to	0.90	8.79	to	8.63
	12/31/2006	30,575	12.82	to	12.91	394,519	-	0.75	to	0.90	2.82	to	2.67
	12/31/2005	30,907	12.47	to	12.57	388,276	-	0.75	to	0.90	9.79	to	9.63
Transamerica Templeton Global VP
	12/31/2009	229,545	$11.29	to	$12.90	$2,156,243	1.52	0.75	to	1.50	27.37	to	26.42
	12/31/2008	223,513	8.86	to	10.20	1,650,220	1.94	0.75	to	1.50	(44.09)	to	2.03
	12/31/2007	230,612	15.85	to	13.22	3,050,384	1.54	0.75	to	0.90	14.38	to	14.21
	12/31/2006	226,381	13.86	to	11.57	2,622,338	1.28	0.75	to	0.90	17.90	to	17.73
	12/31/2005	225,214	11.75	to	9.83	2,217,296	1.07	0.75	to	0.90	6.67	to	6.51
Transamerica Third Avenue Value VP
	12/31/2009	79,789	12.06	to	12.92	1,922,551	-	0.75	to	1.50	33.87	to	32.89
	12/31/2008	77,525	9.01	to	9.72	1,400,148	5.11	0.75	to	1.50	(41.59)	to	(2.77)
	12/31/2007	68,092	15.42	to	31.98	2,129,134	4.03	0.75	to	0.90	0.44	to	0.29
	12/31/2006	59,493	15.35	to	31.89	1,871,592	0.81	0.75	to	0.90	15.20	to	15.04
	12/31/2005	49,863	13.32	to	27.72	1,351,089	0.55	0.75	to	0.90	17.92	to	17.75
Transamerica Balanced VP
	12/31/2009	4,594	11.91	to	12.37	58,735	1.78	0.75	to	1.50	25.36	to	24.43
	12/31/2008	4,249	9.50	to	9.94	43,338	1.91	0.75	to	1.50	(32.91)	to	(0.61)
	12/31/2007	4,324	14.16	to	15.28	65,998	1.08	0.75	to	0.90	12.76	to	12.59
	12/31/2006	4,158	12.56	to	13.57	56,404	0.83	0.75	to	0.90	8.31	to	8.15
	12/31/2005	5,039	11.60	to	12.55	61,334	1.42	0.75	to	0.90	7.16	to	7.00

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
			Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
							Investment Income Ratio*
Subaccount	Year Ended					Net Assets
		Units
Transamerica Convertible Securities VP
	12/31/2009	2,589	$12.09	to	$13.14	$35,635	3.87%	0.75%	to	1.50%	30.32%	to	29.36%
	12/31/2008	2,376	9.28	to	10.15	25,127	4.98	0.75	to	1.50	(37.34)	to	1.54
	12/31/2007	3,192	14.81	to	16.94	53,704	1.79	0.75	to	0.90	17.75	to	17.57
	12/31/2006	941	12.58	to	14.41	13,519	0.49	0.75	to	0.90	10.07	to	9.91
	12/31/2005	5,232	11.42	to	13.11	65,204	2.19	0.75	to	0.90	3.11	to	2.96
Transamerica Equity VP
	12/31/2009	650,292	11.10	to	12.22	8,131,239	0.98	0.75	to	1.50	28.23	to	27.29
	12/31/2008	652,387	8.65	to	9.60	6,370,915	0.23	0.75	to	1.50	(46.41)	to	(3.98)
	12/31/2007	671,697	16.15	to	18.26	12,259,858	0.02	0.75	to	0.90	15.41	to	15.24
	12/31/2006	671,889	13.99	to	15.85	10,640,866	-	0.75	to	0.90	7.90	to	7.75
	12/31/2005	279,235	12.97	to	14.71	4,102,578	0.37	0.75	to	0.90	15.67	to	15.50
Transamerica Growth Opportunities VP
	12/31/2009	145,638	12.75	to	13.36	2,013,713	0.38	0.75	to	1.50	35.84	to	34.84
	12/31/2008	143,621	9.38	to	9.91	1,464,222	3.73	0.75	to	1.50	(41.35)	to	(0.90)
	12/31/2007	144,517	16.00	to	17.41	2,515,980	0.05	0.75	to	0.90	22.16	to	21.98
	12/31/2006	136,603	13.10	to	14.28	1,949,820	0.23	0.75	to	0.90	4.32	to	4.16
	12/31/2005	131,780	12.56	to	13.71	1,803,803	-	0.75	to	0.90	15.36	to	15.19
Transamerica Money Market VP
	12/31/2009	77,956	11.20	to	9.87	958,856	0.16	0.75	to	1.50	(0.62)	to	(1.35)
	12/31/2008	139,147	11.26	to	10.00	1,713,384	2.11	0.75	to	1.50	1.63	to	0.00
	12/31/2007	43,578	11.08	to	12.26	532,627	4.89	0.75	to	0.90	4.24	to	4.09
	12/31/2006	42,639	10.63	to	11.78	502,272	4.72	0.75	to	0.90	3.95	to	3.80
	12/31/2005	40,493	10.23	to	11.35	458,627	2.93	0.75	to	0.90	2.11	to	1.96

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
		Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
						Investment Income Ratio*
Subaccount	Year Ended				Net Assets
	Units

Transamerica Small/MidCap Value VP
12/31/2009	48,314	$15.29	to	$14.33	$747,842	3.34%	0.75%	to	1.50%	42.15%	to	41.10%
12/31/2008	37,011	10.76	to	10.16	403,712	1.94	0.75	to	1.50	(41.31)	to	1.58
12/31/2007	23,771	18.33	to	18.64	442,320	0.99	0.75	to	0.90	23.81	to	23.62
12/31/2006	13,064	14.80	to	15.07	196,804	0.89	0.75	to	0.90	17.17	to	17.00
12/31/2005	6,348	12.63	to	12.88	81,248	0.41	0.75	to	0.90	12.71	to	12.55
Transamerica U.S. Government Securities VP
12/31/2009	2,827	12.13	to	10.85	37,166	2.01	0.75	to	1.50	3.69	to	2.92
12/31/2008	18,709	11.70	to	10.54	225,462	1.43	0.75	to	1.50	6.86	to	5.41
12/31/2007	837	10.95	to	11.91	9,968	4.45	0.75	to	0.90	5.25	to	5.10
12/31/2006	1,346	10.40	to	11.34	15,254	1.50	0.75	to	0.90	2.50	to	2.35
12/31/2005	5,100	10.15	to	11.08	54,632	4.23	0.75	to	0.90	1.47	to	1.32
Transamerica Value Balanced VP
12/31/2009	45,980	11.59	to	12.17	608,975	4.36	0.75	to	1.50	22.50	to	21.59
12/31/2008	44,390	9.46	to	10.01	480,773	4.79	0.75	to	1.50	(31.06)	to	0.09
12/31/2007	45,605	13.73	to	15.75	717,917	2.58	0.75	to	0.90	5.92	to	5.76
12/31/2006	46,834	12.96	to	14.89	697,179	2.50	0.75	to	0.90	14.41	to	14.24
12/31/2005	49,825	11.33	to	13.03	645,898	2.67	0.75	to	0.90	5.80	to	5.64
Transamerica Van Kampen Mid-Cap Growth VP
12/31/2009	351,804	13.17	to	15.38	3,899,954	-	0.75	to	1.50	59.36	to	58.19
12/31/2008	345,140	8.27	to	9.72	2,404,313	2.11	0.75	to	1.50	(46.69)	to	(2.76)
12/31/2007	349,592	15.50	to	13.05	4,572,370	-	0.75	to	0.90	21.62	to	21.43
12/31/2006	337,763	12.75	to	10.74	3,628,821	-	0.75	to	0.90	9.09	to	8.93
12/31/2005	335,970	11.69	to	9.86	3,317,253	0.09	0.75	to	0.90	6.75	to	6.59
Transamerica Index 50 VP
12/31/2009	-	9.54	to	12.07	-	-	0.75	to	1.50	15.75	to	14.90
12/31/2008 (1)	-	8.24	to	10.51	-	-	0.75	to	1.50	(17.61)	to	5.07
Transamerica Index 75 VP
12/31/2009	-	8.93	to	12.57	-	-	0.75	to	1.50	22.76	to	21.85
12/31/2008 (1)	-	7.27	to	10.31	-	-	0.75	to	1.50	(27.27)	to	3.13

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
			Unit FairValue Corresponding to Lowest to Highest Expense Ratio				Investment Income Ratio*	Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio

Subaccount	Year Ended					Net Assets
		Units
Transamerica Efficient Markets VP
	12/31/2009 (1)	-	$12.14	to	$12.08	-	-	0.75%	to	1.50%	21.42%	to	20.82%
Transamerica Hanlon Balanced VP
	12/31/2009 (1)	8,227	11.34	to	11.29	93,269	-	0.75	to	1.50	13.43	to	12.87
Transamerica Hanlon Growth & Income VP
	12/31/2009 (1)	6,106	11.37	to	11.32	69,381	-	0.75	to	1.50	13.73	to	13.17
Transamerica Hanlon Growth VP
	12/31/2009 (1)	29,713	11.46	to	11.41	340,349	-	0.75	to	1.50	14.63	to	14.06
Transamerica Hanlon Managed Income VP
	12/31/2009 (1)	41,855	11.03	to	10.98	461,550	-	0.75	to	1.50	10.35	to	9.80
Transamerica Van Kampen Large Cap Core VP
	12/31/2009 (1)	2,347	13.20	to	13.14	30,961	0.53	0.75	to	1.50	32.05	to	31.39
Transamerica Foxhall Emerging Markets/Pacific Rim VP
	12/31/2009 (1)	23,715	10.92	to	10.88	258,843	-	0.75	to	1.50	9.19	to	8.79
Transamerica Foxhall Global Conservative VP
	12/31/2009 (1)	2,447	10.05	to	10.01	24,587	-	0.75	to	1.50	0.52	to	0.15
Transamerica Foxhall Global Growth VP
	12/31/2009 (1)	30,893	10.99	to	10.95	339,276	-	0.75	to	1.50	9.89	to	9.48
Transamerica Foxhall Global Hard Asset VP
	12/31/2009 (1)	8,076	10.30	to	10.26	83,159	-	0.75	to	1.50	3.01	to	2.63
Fidelity VIP Contrafund®
	12/31/2009	34,218	11.65	to	11.65	398,724	1.23	0.90	to	0.90	34.26	to	34.26
	12/31/2008	32,649	8.68	to	8.68	283,363	0.83	0.90	to	0.90	(43.20)	to	(43.20)
	12/31/2007	30,977	15.28	to	15.28	473,371	0.77	0.90	to	0.90	16.25	to	16.25
	12/31/2006	30,566	13.15	to	13.15	401,798	1.00	0.9	to	0.90	10.44	to	10.44
	12/31/2005	29,420	11.90	to	11.90	350,175	0.12	0.90	to	0.90	15.61	to	15.61

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
			Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
							Investment Income Ratio*
Subaccount	Year Ended					Net Assets
		Units
Fidelity VIP Equity-Income
	12/31/2009	25,361	$10.41	to	$10.41	$264,131	2.17%	0.90%	to	0.90%	28.73%	to	28.73%
	12/31/2008	24,179	8.09	to	8.09	195,628	2.38	0.90	to	0.90	(43.32)	to	(43.32)
	12/31/2007	23,486	14.28	to	14.28	335,274	1.63	0.90	to	0.90	0.36	to	0.36
	12/31/2006	23,281	14.22	to	14.22	331,145	2.95	0.90	to	0.90	18.86	to	18.86
	12/31/2005	22,823	11.97	to	11.97	273,115	1.40	0.90	to	0.90	4.63	to	4.63
Fidelity VIP Growth Opportunities
	12/31/2009	20,501	6.43	to	6.43	131,867	0.24	0.90	to	0.90	44.16	to	44.16
	12/31/2008	18,219	4.46	to	4.46	81,289	0.13	0.90	to	0.90	(55.54)	to	(55.54)
	12/31/2007	16,963	10.04	to	10.04	170,231	-	0.90	to	0.90	21.80	to	21.80
	12/31/2006	16,023	8.24	to	8.24	132,014	0.45	0.90	to	0.90	4.18	to	4.18
	12/31/2005	15,291	7.91	to	7.91	120,920	0.61	0.90	to	0.90	7.71	to	7.71
Fidelity VIP Index 500
	12/31/2009	11,507	10.58	to	12.13	121,683	2.76	0.75	to	1.50	25.36	to	24.43
	12/31/2008	7,082	8.44	to	9.75	59,819	1.58	0.75	to	1.50	(37.63)	to	(2.52)
	12/31/2007	8,360	13.53	to	13.56	113,384	1.97	0.75	to	0.90	4.39	to	4.24
	12/31/2006	1,803	12.96	to	13.01	23,434	2.27	0.75	to	0.90	14.57	to	14.41
	12/31/2005	4,613	11.31	to	11.37	52,332	1.56	0.75	to	0.90	3.81	to	3.63
ProFund VP Bull
	12/31/2009	1,879	8.99	to	11.95	16,900	1.15	0.75	to	1.50	23.42	to	22.51
	12/31/2008	1,348	7.29	to	9.76	9,786	-	0.75	to	1.50	(38.13)	to	(2.42)
	12/31/2007	186	11.78	to	11.75	2,181	0.06	0.75	to	0.90	2.78	to	2.62
	12/31/2006 (1)	5,201	11.46	to	11.45	59,609	-	0.75	to	0.90	14.61	to	14.52

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4. Financial Highlights (continued)
			Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
							Investment Income Ratio*
Subaccount	Year Ended					Net
		Units				Assets
ProFund VP NASDAQ-100
	12/31/2009	3,368	$11.50	to	$13.85	$38,552	-	0.75%	to	1.50%	50.88%	to	49.76%
	12/31/2008	5,045	7.62	to	9.25	38,336	-	0.75	to	1.50	(42.91)	to	(7.51)
	12/31/2007	696	13.36	to	13.33	9,280	-	0.75	to	0.90	16.74	to	16.57
	12/31/2006 (1)	-	11.44	to	11.43	-	-	0.75	to	0.90	14.41	to	14.31
ProFund VP Small-Cap
	12/31/2009	2,719	8.76	to	12.44	23,699	-	0.75	to	1.50	25.13	to	24.21
	12/31/2008	13,360	7.00	to	10.01	93,250	0.22	0.75	to	1.50	(35.88)	to	0.14
	12/31/2007	904	10.92	to	10.90	9,852	0.34	0.75	to	0.90	(2.95)	to	(3.09)
	12/31/2006 (1)	1,599	11.25	to	11.25	17,985	-	0.75	to	0.90	12.54	to	12.45
ProFund VP Short Small-Cap
	12/31/2009	4,052	7.56	to	5.90	30,484	0.47	0.75	to	1.50	(32.88)	to	(33.37)
	12/31/2008	3,222	11.27	to	8.85	36,165	2.43	0.75	to	1.50	23.15	to	(11.49)
	12/31/2007	11,939	9.15	to	9.13	109,214	0.53	0.75	to	0.90	3.75	to	3.59
	12/31/2006 (1)	10,992	8.82	to	8.81	96,839	0.15	0.75	to	0.90	(11.83)	to	(11.90)
ProFund VP Money Market
	12/31/2009	2,837	10.43	to	9.83	29,546	0.07	0.75	to	1.50	(0.71)	to	(1.45)
	12/31/2008	11,823	10.50	to	9.98	123,863	0.35	0.75	to	1.50	0.09	to	(0.25)
	12/31/2007	1,197	10.49	to	10.47	12,535	2.32	0.75	to	0.90	2.99	to	2.84
	12/31/2006 (1)	-	10.19	to	10.18	-	-	0.75	to	0.90	1.89	to	1.81
Access VP High Yield
	12/31/2009	238	11.50	to	12.01	2,734	10.17	0.75	to	1.50	16.04	to	15.19
	12/31/2008 (1)	-	9.91	to	10.43	-	12.18	0.75	to	1.50	(0.86)	to	4.30
ProFund VP Europe 30
	12/31/2009	83	7.90	to	13.19	650	6.56	0.75	to	1.50	31.31	to	30.34
	12/31/2008 (1)	-	6.01	to	10.12	-	-	0.75	to	1.50	(39.85)	to	1.17

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4.Financial Highlights (continued)
			Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
							Investment Income Ratio*
Subaccount	Year Ended					Net Assets
		Units
ProFund VP Oil & Gas
	12/31/2009	5,131	$7.29	to	$11.38	$37,320	-	0.75%	to	1.50%	14.64%	to	13.79%
	12/31/2008 (1)	896	6.36	to	10.00	5,695	-	0.75	to	1.50	(36.41)	to	0.03
ProFund VP UltraSmall-Cap
	12/31/2009	-	5.59	to	13.08	-	-	0.75	to	1.50	39.13	to	38.10
	12/31/2008 (1)	4,607	4.02	to	9.47	18,520	-	0.75	to	1.50	(59.81)	to	(5.26)
ProFund VP Utilities
	12/31/2009	657	8.23	to	11.31	5,404	4.87	0.75	to	1.50	9.91	to	9.10
	12/31/2008 (1)	250	7.49	to	10.36	1,873	0.71	0.75	to	1.50	(25.09)	to	3.64
ProFund VP Consumer Services
	12/31/2009	409	9.18	to	13.20	3,739	-	0.75	to	1.50	29.83	to	28.87
	12/31/2008 (1)	-	7.07	to	10.24	-	-	0.75	to	1.50	(29.31)	to	2.44
ProFund VP Pharmaceuticals
	12/31/2009	388	10.02	to	12.24	3,873	1.90	0.75	to	1.50	16.03	to	15.17
	12/31/2008 (1)	-	8.63	to	10.63	-	-	0.75	to	1.50	(13.67)	to	6.28
ProFund VP Small-Cap Value
	12/31/2009	13,995	8.64	to	12.14	120,606	0.07	0.75	to	1.50	19.51	to	18.62
	12/31/2008 (1)	-	7.23	to	10.23	-	-	0.75	to	1.50	(27.71)	to	2.32
ProFund VP Falling US Dollar
	12/31/2009	890	9.32	to	10.58	8,291	7.07	0.75	to	1.50	2.55	to	1.79
	12/31/2008 (1)	696	9.09	to	10.40	6,322	0.25	0.75	to	1.50	(9.08)	to	3.96
ProFund VP Emerging Markets
	12/31/2009	31,175	8.11	to	17.53	252,291	0.12	0.75	to	1.50	61.15	to	59.96
	12/31/2008 (1)	1,844	5.03	to	10.96	9,271	0.75	0.75	to	1.50	(49.66)	to	9.60

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4.Financial Highlights (continued)
				Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
								Investment Income Ratio*
Subaccount	Year Ended						Net Assets
			Units
ProFund VP International
12/31/2009			1,755	$7.43	to	$12.87	$13,036	0.03%	0.75%	to	1.50%	23.72%	to	22.80%
12/31/2008 (1)			222	6.00	to	10.48	1,331	0.22	0.75	to	1.50	(39.96)	to	4.77
ProFund VP Asia 30
12/31/2009			21,498	8.45	to	17.06	181,242	0.80	0.75	to	1.50	53.05	to	51.92
12/31/2008 (1)			-	5.52	to	11.23	-	-	0.75	to	1.50	(44.78)	to	12.27
ProFund VP Japan
12/31/2009			-	7.12	to	11.59	-	-	0.75	to	1.50	9.51	to	8.70
12/31/2008 (1)			100	6.50	to	10.66	651	-	0.75	to	1.50	(34.97)	to	6.62
ProFund VP Short NASDAQ-100
12/31/2009	493		7.48		to	5.92	3,680	0.32	0.75	to	1.50	(41.10)	to	(41.54)
12/31/2008 (1)	312		12.69		to	10.13	3,953	0.42	0.75	to	1.50	26.92	to	1.29
ProFund VP U.S. Government Plus
12/31/2009		733	10.04		to	9.25	7,340	0.06	0.75	to	1.50	(33.12)	to	(33.62)
12/31/2008 (1)		3,248	15.02		to	13.93	48,737	1.23	0.75	to	1.50	50.19	to	39.29
ProFund VP Basic Materials
12/31/2009	8,497		7.57		to	14.70	64,162	0.69	0.75	to	1.50	61.17	to	59.97
12/31/2008 (1)	919		4.69		to	9.19	4,309	0.20	0.75	to	1.50	(53.05)	to	(8.08)
ProFund VP Financials
12/31/2009	4,329		6.07		to	10.27	26,195	1.74	0.75	to	1.50	14.15	to	13.31
12/31/2008 (1)	3,525		5.32		to	9.06	18,735	-	0.75	to	1.50	(46.85)	to	(9.37)

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

4.
			Unit FairValue Corresponding to Lowest to Highest Expense Ratio					Expense Ratio** Lowest to Highest			Total Return*** Corresponding to Lowest to Highest Expense Ratio
							Investment Income Ratio*
Subaccount	Year Ended					Net Assets
		Units
ProFund VP Precious Metals
	12/31/2009	12,187	$7.98	to	$20.02	$97,088	0.84%	0.75%	to	1.50%	34.32%	to	33.33%
	12/31/2008 (1)	5,132	5.94	to	15.02	30,451	15.29	0.75	to	1.50	(40.61)	to	50.17
ProFund VP Short International
	12/31/2009	24	8.86	to	6.02	212	-	0.75	to	1.50	(30.80)	to	(31.31)
	12/31/2008 (1)	149	12.80	to	8.76	1,901	-	0.75	to	1.50	28.04	to	(12.39)
ProFund VP Mid-Cap
	12/31/2009	49,112	8.53	to	13.22	417,801	-	0.75	to	1.50	31.89	to	30.91
	12/31/2008 (1)	13,825	6.47	to	10.10	89,296	0.22	0.75	to	1.50	(35.34)	to	1.02
ProFund VP Short Emerging Markets
	12/31/2009	178	6.69	to	4.00	1,191	-	0.75	to	1.50	(49.10)	to	(49.47)
	12/31/2008 (1)	21	13.15	to	7.91	277	-	0.75	to	1.50	31.51	to	(20.89)
ProFund VP Telecommunications
	12/31/2009	1,132	8.24	to	11.21	9,300	14.19	0.75	to	1.50	6.52	to	5.73
	12/31/2008 (1)	35	7.73	to	10.60	273	0.17	0.75	to	1.50	(22.65)	to	6.02
Franklin Templeton VIP Founding Funds Allocation
	12/31/2009 (1)	-	12.85	to	12.79	-	-	0.75	to	1.50	28.50	to	27.87
Alliance Bernstein Balanced Wealth Strategy Portfolio
	12/31/2009 (1)	-	12.47	to	12.41	-	-	0.75	to	1.50	24.70	to	24.09
*These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Series Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Series Fund in which the subaccounts invest.  These ratios are annualized for periods less than one year.

**The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  These amounts represent the total return for the period indicated, including changes in the value of the underlying Series Fund, and reflect deductions for all items included in the expense ratio.

***These ratios represent the annualized contract expenses of the Life Account, consisting primarily of mortality and expense charges. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Series Fund are excluded.  These charges range from ..25% to .85% of the average contract owner's account value depending on the options selected.  Refer to the product's prospectus for specific details. Expense ratios for periods of less than one year have been annualized.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

5.	Administrative, Mortality, and Expense Risk Charge

Under some forms of the policies, a sales charge and premium taxes are deducted by TFLIC prior to allocation of policy owner payments to the subaccounts.  Contingent surrender charges may also apply.

Under all forms of the policy, monthly charges against policy cash values are made to compensate TFLIC for costs of insurance provided.

A daily charge equal to an annual rate of .75%, .90% or 1.50% of average daily net assets is assessed to compensate TFLIC for assumption of mortaility and expense risks in connection with the issuance and administration of the policies.  This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

6.	Income Taxes

Operations of the Life Account form a part of TFLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Life Account are accounted for separately from other operations of TFLIC for purposes of federal income taxation. The Life Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TFLIC. Under existing federal income tax laws, the income of the Life Account is not taxable to TFLIC, as long as earnings are credited under the variable annuity contracts.

7.	Dividend Distributions

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Series Funds is reflected daily in the accumulation unit price used to calculate the equity value within the Life Account.  Consequently, a dividend distribution by the underlying Series Funds does not change either the accumulation unit price or equity values within the Life Account.

Transamerica Financial Life Insurance Company
TFLIC Series Life Account
Notes to Financial Statements
December 31, 2009

8.	Fair Value Measurements and Fair Value Hierarchy

ASC 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Life Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statement of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

         a) Quoted prices for similar assets or liabilities in active markets
         b) Quoted prices for identical or similar assets or liabilities in non-active markets
         c) Inputs other than quoted market prices that are observable
         d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statement of Assets and Liabilities are stated at fair value and are based upon daily unadjusted quoted prices, therefore are considered Level 1.

Report of Independent Registered Public Accounting Firm

 The Board of Directors
Transamerica Financial Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Transamerica Financial Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X, Article 7. These financial statements and schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York, which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Transamerica Financial Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Transamerica Financial Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of New York. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As discussed in Note 1 to the financial statements, at December 31, 2009, Transamerica Financial Life Insurance Company, changed its accounting for deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes- Revised, A Temporary Replacement of SSAP No. 10. Also, as discussed in Note 1 to the financial statements, during 2009, Transamerica Financial Life Insurance Company, changed its accounting for investments in loan backed and structured securities in accordance with SSAP No. 43R, Loan-backed and structured Securities.

/s/Ernst & Young LLP
Des Moines, Iowa
April 9, 2010

Transamerica Financial Life Insurance Company
Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Data)

December 31	
	2009	2008
Admitted assets		
Cash and invested assets:		
Bonds	$ 7,954,681	$ 6,460,209
Preferred stocks	3,037	179,333
Common stocks		
Affiliated entities (cost: 2009 - $4,402; 2008 - $3,288)	4,685	3,472
Unaffiliated (cost: 2009 - $2,731; 2008 - $2,579)	3,965	1,218
Mortgage loans on real estate	966,783	1,174,686
Real estate	—	5,006
Policy loans	59,654	56,962
Cash, cash equivalents and short-term investments	215,352	940,429
Derivatives	46,824	236,150
Other invested assets	112,450	130,446
Other invested asset receivable	—	20,000
Total cash and invested assets	9,367,431	9,207,911
Premiums deferred and uncollected	73,836	69,755
Due and accrued investment income	98,730	86,827
Net deferred income tax asset	45,545	22,230
Reinsurance receivable	14,641	21,422
Federal income tax recoverable	6,520	74,182
Receivable from parent, subsidiaries and affiliates	68,940	64,189
Accounts receivable	24,280	93,315
Other admitted assets	2,899	4,842
Separate account assets	11,234,250	9,108,569
Total admitted assets	$ 20,937,072	$ 18,753,242

Transamerica Financial Life Insurance Company
Balance Sheets – Statutory Basis
(Dollars in Thousands, Except per Share Data)

See accompanying notes.

Transamerica Financial Life Insurance Company
Statements of Operations – Statutory Basis
(Dollars in Thousands)

Transamerica Financial Life Insurance Company
Statements of Changes in Capital and
Surplus – Statutory Basis
(Dollars in Thousands)

Transamerica Financial Life Insurance Company
Statements of Changes in Capital and
Surplus – Statutory Basis (continued)
(Dollars in Thousands)

Common Stock	Preferred Stock	Aggregate Write-ins for Other than Special Surplus Funds	Surplus Notes	Paid-in Surplus	Special Surplus	Unassigned Surplus/ (Deficit)	Total Capital and Surplus
Balance at December 31, 2008	$ 2,058	$ 442	$ —	$150,000	$849,475	$ 2,235	$(243,126)	$761,084
Cumulative effect of change in accounting principles	—	—	—	—	—	—	(5,198)	(5,198)
Net income	—	—	—	—	—	1,518	323,860	325,378
Change in net unrealized capital gains/losses, net of tax	—	—	—	—	—	—	(129,137)	(129,137)
Change in net unrealized foreign capital gains/losses, net of tax	—	—	—	—	—	—	(3)	(3)
Change in nonadmitted assets	—	—	—	—	—	—	16,240	16,240
Change in asset valuation reserve	—	—	—	—	—	—	(5,098)	(5,098)
Change in liability for reinsurance in unauthorized companies	—	—	—	—	—	—	22,417	22,417
Change in reserve on account of change in valuation basis	—	—	—	—	—	—	4,577	4,577
Surplus contributed to separate account	—	—	—	—	—	—	(22)	(22)
Other changes in surplus in separate account statement	—	—	—	—	—	—	(9,257)	(9,257)
Change in net deferred income tax asset	—	—	—	—	—	—	(95,930)	(95,930)
Change in surplus as result of reinsurance	—	—	—	—	—	—	(995)	(995)
Increase in admitted deferred tax assets pursuant to SSAP No. 10R	—	—	27,585	—	—	—	—	27,585
Return of capital related to stock appreciation rights plan of indirect parent	—	—	—	—	(15)	—	—	(15)
Balance at December 31, 2009	$ 2,058	$ 442	$ 27,585	$150,000	$849,460	$ 3,753	$(121,672)	$911,626

See accompanying notes.

Transamerica Financial Life Insurance Company
Statements of Cash Flow – Statutory Basis
(Dollars in Thousands)

Year Ended December 31		
	2009	2008	2007
Operating activities			
Premiums collected, net of reinsurance	$ 4,324,182	$ 4,599,638	$ 3,556,342
Net investment income	500,581	461,860	450,723
Miscellaneous income	152,004	175,253	144,342
Benefit and loss related payments	(2,776,934)	(3,192,336)	(3,122,787)
Net transfers to separate accounts	(1,364,038)	(850,932)	(471,971)
Commissions, expenses paid and aggregate write-ins for deductions	(311,940)	(307,351)	(265,689)
Dividends paid to policyholders	(17)	(3)	(6)
Federal and foreign income taxes recovered (paid)	36,010	(46,009)	(52,475)
Net cash provided by operating activities	559,848	840,120	238,479
Investing activities			
Proceeds from investments sold, matured or repaid:			
Bonds	2,337,461	2,285,133	3,515,383
Preferred stock	499	6,004	61,968
Common stock	1,153	9,081	85,304
Mortgage loans	190,321	59,130	164,207
Real estate	4,950	–	–
Other invested assets	7,481	34,149	24,243
Miscellaneous proceeds	56,901	62,843	16,332
Total investment proceeds	2,598,766	2,456,340	3,867,437
Costs of investments acquired:			
Bonds	(3,674,181)	(3,079,265)	(2,991,765)
Preferred stock	(997)	(7,927)	(69,961)
Common stock	(3,462)	(3,657)	(26,536)
Mortgage loans	(1,206)	(59,840)	(277,482)
Real estate	–	(5,006)	–
Other invested assets	(7,166)	(67,664)	(41,803)
Miscellaneous applications	(148,504)	(4,781)	(11,237)
Total cost of investments acquired	(3,835,516)	(3,228,140)	(3,418,784)
Net increase in policy loans	(2,685)	(7,105)	(3,353)
Net cost of investments acquired	(3,838,201)	(3,235,245)	(3,422,137)
Net cash provided by (used in) investing activities	(1,239,435)	(778,905)	445,300

Transamerica Financial Life Insurance Company
Statements of Cash Flow – Statutory Basis (continued)
(Dollars in Thousands)

Year Ended December 31		
	2009	2008	2007
Financing and miscellaneous activities			
Net deposits (withdrawals) on deposit-type contracts and other insurance liabilities	$ (158,504)	$ 74,461	$ 62,521
Borrowed funds returned	–	–	(73,684)
Dividends to stockholders	–	(300,000)	(200,000)
Capital contribution	–	250,000	–
Surplus notes	–	150,000	–
Funds withheld under reinsurance treaties with unauthorized reinsurers	840	8,223	(1,968)
Receivable from parent, subsidiaries and affiliates	(4,751)	(42,072)	19,510
Payable to parent, subsidiaries and affiliates	(23,225)	(13,258)	33,297
Other cash provided (used)	140,150	11,632	(12,581)
Net cash provided by (used in) financing and miscellaneous activities	(45,490)	138,986	(172,905)
Net increase (decrease) in cash and short-term investments	(725,077)	200,201	510,874
Cash, cash equivalents and short-term investments:			
Beginning of year	940,429	740,228	229,354
End of year	$ 215,352	$ 940,429	$ 740,228

See accompanying notes.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

December 31, 2009

1. Organization and Summary of Significant Accounting Policies

Organization

Transamerica Financial Life Insurance Company (the Company) is a stock life insurance company and is majority owned by AEGON USA, LLC. (AEGON) and minority owned by Transamerica Life Insurance Company (TLIC).  Both AEGON and TLIC are indirect, wholly owned subsidiaries of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

The Company primarily sells fixed and variable pension and annuity products, group life coverages, life insurance, investment contracts, structured settlements and guaranteed interest contracts and funding agreements. The Company is licensed in 50 states and the District of Columbia. Sales of the Company’s products are primarily through brokers.

Basis of Presentation

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Department of Insurance of the State of New York, which practices differ from accounting principles generally accepted in the United States (GAAP). The more significant variances from GAAP are:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

1. Organization and Summary of Significant Accounting Policies (continued)

Investments: Investments in bonds and mandatorily redeemable preferred stocks are reported at amortized cost or fair value based on their National Association of Insurance Commissioners (NAIC) rating; for GAAP, such fixed maturity investments would be designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments would be reported at amortized cost, and the remaining fixed maturity investments would be reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income for those designated as available-for-sale.  Prior to 2008, fair value for statutory purposes was based on the price published by the Securities Valuation Office of the NAIC (SVO), if available, whereas fair value for GAAP was based on indexes, third party pricing services, brokers, external fund managers and internal models.  In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method.  Therefore, effective with the December 31, 2008 reporting period, fair value for statutory purposes was reported or determined using the following pricing sources:  indexes, third party pricing services, brokers, external fund managers and internal models.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using either the retrospective or prospective methods. If the fair value of the mortgage-backed/asset-backed security is less than amortized cost, an entity shall assess whether the impairment is other-than-temporary. An other-than-temporary impairment is considered to have occurred if the discounted estimated future cash flows are less than the amortized cost basis of the security. An other-than-temporary impairment is also considered to have occurred if the fair value of the mortgage-backed/asset-backed security is less than its amortized cost basis and the entity intends to sell the security or the entity does not have the intent and ability to hold the security for a period of time sufficient to recover the amortized cost basis.

If it is determined an other-than-temporary impairment has occurred as a result of the cash flow analysis, the security is written down to the discounted estimated future cash flows.  If an other-than-temporary impairment has occurred due to intent to sell or lack of intent and ability to hold, the security is written down to fair value.  Prior to 2009, if it was determined that a decline in fair value was other-than-temporary, the cost basis of the security was written down to the undiscounted estimated future cash flows.

1. Organization and Summary of Significant Accounting Policies (continued)

For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows.  If it is determined that a decline in fair value is other-than-temporary and the entity intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis less any current period credit loss, the other-than-temporary impairment should be recognized in earnings equal to the entire difference between the amortized cost basis and its fair value at the impairment date.  If the entity does not intend to sell the security and it is not more likely than not that the entity will be required to sell the security before recovery, the other-than-temporary impairment should be separated into a) the amount representing the credit loss, which is recognized in earnings, and b) the amount related to all other factors, which is recognized in Other Comprehensive Income (OCI), net of applicable taxes.  If high credit quality securities are adjusted, the retrospective method is used.

Derivative instruments used in hedging transactions that meet the criteria of an effective hedge are valued and reported in a manner that is consistent with the hedged asset or liability.  Embedded derivatives are not accounted for separately from the host contract.  Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value, and the changes in the fair value are recorded in unassigned surplus as unrealized gains and losses.  Under GAAP, all derivatives are reported on the balance sheet at fair value.  The effective and ineffective portions of a single hedge are accounted for separately, and an embedded derivative within a contract that is not clearly and closely related to the economic characteristics and risk of the host contract is accounted for separately from the host contract and valued and reported at fair value.  The change in fair value for cash flow hedges is credited or charged directly to unassigned surplus rather than to income as required for fair value hedges.

Derivative instruments are also used in replication transactions.  In these transactions, the derivative is valued in a manner consistent with the cash investment and replicated asset.  For GAAP, the derivative is reported at fair value with changes in fair value reported in income.

1. Organization and Summary of Significant Accounting Policies (continued)

Investments in real estate are reported net of related obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses for statutory reporting include rent for the Company’s occupancy of those properties.  Changes between depreciated cost and admitted asset investment amounts are credited or charged directly to unassigned surplus rather than to income as would be required under GAAP.

Valuation allowances for mortgage loans are established, if necessary, based on the difference between the net value of the collateral, determined as the fair value of the collateral less estimated costs to obtain and sell, and the recorded investment in the mortgage loan.  Under GAAP, such allowances are based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, if foreclosure is probable, on the estimated fair value of the collateral.

The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus, rather than being included as a component of earnings as would be required under GAAP.

Valuation Reserves: Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the bond or mortgage loan. That net deferral is reported as the “interest maintenance reserve” (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the income statement on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in unassigned surplus; AVR is not recognized for GAAP.

Subsidiaries:  The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

1. Organization and Summary of Significant Accounting Policies (continued)

Policy Acquisition Costs: The costs of acquiring and renewing business are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investment, mortality and expense margins.

Separate Accounts with Guarantees: Some of the Company’s separate accounts provide policyholders with a guaranteed return. These separate accounts are included in the separate account.  These separate accounts are included in the general account for GAAP due to the nature of the guaranteed return.

Nonadmitted Assets: Certain assets designated as “nonadmitted”, primarily deferred tax assets, amounts recoverable from reinsurers and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to unassigned surplus. Under GAAP, such assets are included in the balance sheet to the extent that those assets are not impaired.

Universal Life and Annuity Policies: Revenues for universal life and annuity policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received, and benefits incurred represent the total of surrender and death benefits paid and the change in policy reserves. Premiums received and benefits incurred for annuity policies without mortality or morbidity risk are recorded using deposit accounting and recorded directly to an appropriate policy reserve account, without recognizing premium income or benefits paid. Interest on these policies is reflected in other benefits. Under GAAP, for universal life policies, premiums received in excess of policy charges would not be recognized as premium revenue, and benefits would represent interest credited to the account values and the excess of benefits paid over the policy account value. Under GAAP, for all annuity policies without significant mortality risk, premiums received and benefits paid would be recorded directly to the reserve liability.

Benefit Reserves: Certain policy reserves are calculated based on statutorily required interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

1. Organization and Summary of Significant Accounting Policies (continued)

Reinsurance: Any reinsurance balance amounts deemed to be uncollectible have been written off through a charge to operations.  In addition, a liability for reinsurance balances has been provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to the liability are credited or charged directly to unassigned surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.

Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with deferred policy acquisition costs as required under GAAP.

Losses associated with an indemnity reinsurance transaction are reported within income when incurred rather than being deferred and amortized over the remaining life of the underlying reinsured contracts as would be required under GAAP.

Deferred Income Taxes: Effective December 31, 2009, the Company began computing deferred income taxes in accordance with Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes – Revised, A Temporary Replacement of SSAP No. 10, discussed in further detail in the Recent Accounting Pronouncement section of this note.  Under SSAP 10R, deferred income tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with the Internal Revenue Service tax loss carryback provisions, not to exceed three years, plus 2) the lesser of the remaining gross deferred income tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred income tax assets that can be offset against existing gross deferred income tax liabilities after considering the character (i.e., ordinary versus capital) of the deferred tax assets and liabilities. The remaining deferred income tax assets are non-admitted.

Deferred income taxes do not include amounts for state taxes. Under GAAP, state taxes are included in the computation of deferred income taxes, a deferred income tax asset is recorded for the amount of gross deferred income tax assets expected to be realized in all future years, and a valuation allowance is established for deferred income tax assets not realizable.

1. Organization and Summary of Significant Accounting Policies (continued)

Goodwill:  Goodwill is admitted subject to an aggregate limitation of 10 percent of the capital and surplus in the most recently filed annual statement excluding electronic data processing equipment, operating system software, net deferred income tax assets and net positive goodwill.  Excess goodwill is nonadmitted.  Goodwill is amortized over ten years.  Under GAAP, goodwill is not amortized but is assessed for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred.

Policyholder Dividends:  Policyholder dividends are recognized when declared rather than over the term of the related policies as would be recognized under GAAP.

Surplus Notes:  Surplus notes are reported as surplus rather than liabilities as would be required under GAAP.

Statements of Cash Flow: Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding caption of cash and cash equivalents includes cash balances and investments with initial maturities of three months or less.

Securities Lending Assets and Liabilities:  If collateral is restricted and not available for the general use of the Company, an asset and related liability are not recorded on the balance sheet.  However, if the collateral is not restricted and is available for general use, the Company is required to record the asset and related liability.  Under GAAP, the asset and related liability must be recorded for collateral under the control of the Company, regardless of any restrictions on the collateral.

The effects of the foregoing variances from GAAP on the accompanying statutory-basis financial statements have not been determined by the Company, but are presumed to be material.

Other significant accounting practices are as follows:

Investments

Investments in bonds, except those to which the SVO has ascribed a NAIC 6 designation, are reported at amortized cost using the interest method.

1. Organization and Summary of Significant Accounting Policies (continued)

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments, except for those with a NAIC designation of 6, which are valued at the lower of amortized cost or fair value. Prepayment assumptions are obtained from dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except principal-only and interest-only securities, which are valued using the prospective method.

Investments in preferred stocks in good standing are reported at cost or amortized cost. Investments in preferred stocks not in good standing are reported at the lower of cost, amortized cost or fair value as determined by the SVO, and the related net unrealized capital gains (losses) are reported in unassigned surplus along with any adjustment for federal income taxes.

Hybrid securities, as defined by the NAIC, are securities designed with characteristics of both debt and equity and provide protection to the issuer’s senior note holders.  During 2009, the classification of these securities was changed by the NAIC so that they are now to be reported as bonds.  Previously, hybrid securities were not classified as debt by the SVO and were reported as preferred stock.  As a result, effective January 1, 2009, hybrid securities with a carrying value of $176,795 were reclassified from preferred stock to bonds.  The 2008 hybrid security balances remain reported as preferred stock and have not been reclassified in the 2008 balance sheet. These securities continue to meet the definition of a bond, in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities and therefore, are reported at amortized cost based upon their NAIC rating.

Common stocks of unaffiliated companies are reported at fair value as determined by the SVO, and the related unrealized capital gains or losses are reported in unassigned surplus along with any adjustment for federal income taxes.

Common stocks of affiliated noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in the change in net unrealized capital gains or losses reported in unassigned surplus along with any adjustment for federal income taxes.

There are no restrictions on common or preferred stock.

1. Organization and Summary of Significant Accounting Policies (continued)

Short-term investments include investments with remaining maturities of one year or less at the time of acquisition and are principally stated at amortized cost.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines that the impairment is other-than-temporary, the mortgage loan is written down to realizable value and a realized loss is recognized.

Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is calculated on a straight-line basis over the estimated useful lives of the properties.

Policy loans are reported at unpaid principal balances.

The Company has minor ownership interests in joint ventures and limited partnerships.  The Company carries these investments based on its interest in the underlying audited GAAP equity of the investee.  The Company recognized impairment write-downs for its investments in joint ventures and limited partnerships of $3,639 and $893 for the years ended December 31, 2009 and 2008.  The Company did not recognize any impairment write-down for its investments in limited partnerships at December 31, 2007.  These write-downs are included in net realized capital gains (losses) within the statement of operations.

Investments in Low Income Housing Tax Credit (LIHTC) Properties are valued at amortized cost.  Tax credits are recognized in operations in the tax reporting year in which the tax credit is utilized by the Company.

Other “admitted assets” are valued principally at cost.

Realized capital gains and losses are determined using the specific identification method and are recorded net of related federal income taxes.  Changes in admitted asset carrying amounts of bonds, mortgage loans, common and preferred stocks are credited or charged directly to unassigned surplus.

1. Organization and Summary of Significant Accounting Policies (continued)

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 2009 and 2008, the Company excluded investment income due and accrued of $292 and $773, respectively, with respect to such practices.

The carrying values of all investments are reviewed on an ongoing basis for credit deterioration or changes in estimated cash flows. If this review indicates a decline in fair value that is other-than-temporary, the carrying value of the investment is reduced to its fair value, and a specific writedown is taken for all investments other than loan-backed or structured securities, which are reduced to the present value of expected cash flows where the Company has the ability and intent to hold the security until recovery. Such reductions in carrying value are recognized as realized losses on investments.

Derivative Instruments

Swaps that are designated in hedging relationships and meet hedge accounting rules are carried in a manner consistent with the hedged item, generally amortized cost, on the financial statements with any premium or discount amortized into income over the life of the contract.  For foreign currency swaps, the foreign currency translation adjustment is recorded as unrealized gain/loss in unassigned surplus.  If the swap is terminated prior to maturity, proceeds are exchanged equal to the fair value of the contract.  These gains and losses may be included in IMR or AVR if the hedged instrument receives that treatment.  Swaps not meeting hedge accounting rules are carried at fair value with fair value adjustments recorded in unassigned surplus.

Futures are marked to fair value on a daily basis, and a cash payment is made or received by the Company.  These payments are recognized as realized gains or losses in the financial statements.

A replication transaction is a derivative transaction, generally a credit default swap, entered into in conjunction with a cash instrument that is used to reproduce the investment characteristics of an otherwise permissible investment.  For replication transactions, a premium is received by the Company on a periodic basis and recognized in investment income as earned.  In the event the representative issuer defaults on its debt obligation referenced in the contract, a payment equal to the notional of the contract will be made by the Company and recognized as a capital loss.  The Company complies with the specific rules established in AVR for replication transactions.

1. Organization and Summary of Significant Accounting Policies (continued)

Prior to 2009, the carrying values of derivative instruments were netted and presented in either the derivative asset or the derivative liability line within the balance sheet, depending upon the net balance of the derivatives at the end of the reporting period.  Beginning in 2009, the Company is no longer netting the derivative asset and liability balances for reporting purposes.  Reclassifications have been made to the 2008 balance sheet to conform to the 2009 presentation.  As of December 31, 2009, derivatives in the amount of $46,824 and $10,214 were recognized as an asset and liability, respectively, within the financial statements. As of December 31, 2008, derivatives in the amount of $236,150 and $6,259 were recognized as a derivative asset and liability, respectively, within the financial statements.

Separate Accounts

The majority of the separate accounts held by the Company represent funds which are administered for pension plans.  The assets in the managed separate accounts consist of common stock, long-term bonds, real estate and short-term investments.  The non-managed separate accounts are invested by the Company in a corresponding portfolio of Diversified Investors Portfolios.  The portfolios are registered under the Investment Company Act of 1940, as amended as open-ended, diversified, management investment companies.

Except for some guaranteed separate accounts, which are carried at amortized cost, the assets are carried at fair value.  With the exception of some guaranteed separate accounts, the investment risks associated with fair value changes are borne entirely by the policyholder.  Some of the guaranteed separate accounts provide a guarantee of principal and some include an interest guarantee of 4% or less, so long as the contract is in effect.  Separate account asset performance less than guaranteed requirements is transferred from the general account and reported in the statements of operations.

Assets held in trust for purchases of separate account contracts and the Company’s corresponding obligation to the contract owners are shown separately in the balance sheets. Income and gains and losses with respect to these assets accrue to the benefit of the contract owners and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements.  The Company received variable contract premiums of $2,761,937, $2,674,704 and $1,919,366, in 2009, 2008 and 2007, respectively.  In addition, the Company received $73,404, $67,062 and $71,419, in 2009,
2008 and 2007, respectively, related to fees associated with investment management, administration and contractual guarantees for separate accounts.

1. Organization and Summary of Significant Accounting Policies (continued)

Aggregate Reserves for Policies and Contracts

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed cash value, or the amount required by law.

The Company waives deduction of deferred fractional premiums upon death and refunds portions of premiums beyond the date of death. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.  For more recent issues, the Company returns any portion of the final premium beyond the date of death.

Tabular interest, tabular less actual reserves released and tabular cost have been determined by formula. On group annuity deposit funds not involving life contingencies, tabular interest has been determined by adjusting the interest credited to group annuity deposits. On other funds not involving life contingencies, tabular interest has been determined by formula.

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958, 1980 and 2001 Commissioners’ Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from 2.0 to 7.25 percent and are computed principally on the Net Level Premium Valuation and the Commissioners’ Reserve Valuation Method. Reserves for universal life policies are based on account balances adjusted for the Commissioners’ Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners’ Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 3.5 to 8.25 percent and mortality rates, where appropriate, from a variety of tables.

1. Organization and Summary of Significant Accounting Policies (continued)

Annuity reserves also include guaranteed interest contracts (GICs) and funding agreements classified as life-type contracts as defined in SSAP No. 50, Classifications and Definitions of Insurance or Managed Care Contracts In Force.  These liabilities have annuitization options at guaranteed rates and consist of floating interest rate and fixed interest rate contracts. The contract reserves are carried at the greater of the account balance or the value as determined for an annuity with a cash settlement option, on a change in fund basis, according to the Commissioners’ Annuity Reserve Valuation Method.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required mid-terminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

During 2009, the Company implemented an improved valuation method for single premium group annuity (SPGA) products.  The prior method approximated the reserve using a spreadsheet-based balance rollforward.  The current method is a seriatim valuation using a software package capable of making these calculations.  The change in valuation process resulted in a decrease in reserves in the amount of $4,577.  The change in reserves has been credited directly to unassigned surplus.

During 2008, the Company updated the valuation process which included conversion to the Prophet valuation system, subject to existing contractual mirror reserving requirements.  Previously, reserves were determined by applying client reported data, with a one quarter of a year lag, against current in force volumes.  The new method calculates the reserves directly (using Prophet) based on the current in force.  The change in valuation process resulted in an increase in reserves in the amount of $42,622, with a corresponding decrease in deferred premiums of $11,686.  The change in reserves has been credited directly to unassigned surplus.

Policy and Contract Claim Reserves

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the balance sheet date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

1. Organization and Summary of Significant Accounting Policies (continued)

Liability for Deposit-Type Contracts

Deposit-type contracts do not incorporate risk from the death or disability of policyholders. These types of contracts may include GICs, funding agreements and other annuity contracts. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reported as premiums, benefits or changes in reserves in the statement of operations.

Premiums and Annuity Considerations

Revenues for policies with mortality or morbidity risk (including annuities with purchase rate guarantees) consist of the entire premium received and are recognized over the premium paying periods of the policies. Considerations received and benefits paid for annuity policies without mortality or morbidity risk are recorded using deposit accounting, and recorded directly to an appropriate policy reserve account, without recognizing premium income.

Reinsurance

Coinsurance premiums, commissions, expense reimbursements and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies and the terms of the reinsurance contracts. Gains associated with reinsurance of inforce blocks of business are included in unassigned surplus and will be amortized into income over the estimated life of the policies. Premiums ceded and recoverable losses have been reported as a reduction of premium income and benefits, respectively.  Policy liabilities and accruals are reported in the accompanying financial statements net of reinsurance ceded.

Stock Option Plan and Stock Appreciation Rights Plans

Prior to 2002 and in 2005 through 2008, AEGON N.V. sponsored a stock option plan for eligible employees of the Company. Pursuant to the plan, the option price at the date of grant is equal to the fair value of the stock. Under statutory accounting principles, the Company does not record any expense related to this plan. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.  No stock options were issued during 2009.

1. Organization and Summary of Significant Accounting Policies (continued)

The Company's employees participate in various stock appreciation rights (SAR) plans issued by the Company's indirect parent.  In accordance with SSAP No. 13, Stock Options and Stock Purchase Plans, the expense related to these plans for the Company's employees has been charged to the Company, with an offsetting amount credited to paid-
in surplus.  The Company recorded a benefit of $15, $2,049 and $926 for the years ended December 31, 2009, 2008 and 2007, respectively.  In addition, the Company recorded an adjustment to surplus for the income tax effect related to these plans over and above the amount reflected in the statement of operations in the amount of  $5 and $315 for years ended December 31, 2008 and 2007, respectively. The Company did not record an adjustment to surplus for the income tax effect related to these plans at December 31, 2009.

Recent Accounting Pronouncements

Effective December 31, 2009, the Company began computing deferred income taxes in accordance with SSAP No. 10R.  This statement establishes statutory accounting principles for current and deferred federal and foreign income taxes and current state income taxes.  This statement temporarily replaces SSAP No. 10, Income Taxes.  Under
SSAP No. 10R, gross deferred tax assets (DTAs) shall be admitted in an amount equal to the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year and the lesser of the amount of adjusted gross DTAs, expected to be realized within one year of the balance sheet date or 10% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating system software and any net positive goodwill that can be offset against existing gross deferred income tax liabilities (DTLs) after considering the character.  If the Company’s risk-based capital level (RBC) is above 250% where an action level could occur as a result of a trend test, the Company may elect to admit a higher amount of adjusted gross DTAs.  When elected, additional DTAs are admitted for taxes paid in prior years that can be recovered through loss carryback provisions  for existing temporary differences that reverse within three years of the balance sheet date and the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred income tax assets, electronic data processing equipment and operating software and any positive net goodwill plus the amount of remaining gross DTAs that can be offset against DTLs after considering the character (i.e., ordinary versus capital) of the DTAs and DTLs.  Prior to the adoption of SSAP No. 10R, the Company computed deferred income taxes in accordance with SSAP No. 10.  The Company elected to admit additional deferred tax assets pursuant to SSAP No. 10R.  The cumulative effect of the election of this statement is the difference between the calculation of the admitted DTA per SSAP No. 10R and the SSAP No. 10

1. Organization and Summary of Significant Accounting Policies (continued)

methodology at December 31, 2009.  As a result of this election, surplus increased by a cumulative effect of $27,585 at December 31, 2009, which has been reflected as an aggregate write-in for other than special surplus funds on the 2009 financial statements.

Effective December 31, 2009 the Company adopted amendments to SSAP No. 9, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. The guidance requires the disclosure of the date through which an entity has evaluated subsequent events and whether that date represents the date the financial statements were issued or were available to be issued. The adoption did not impact the Company’s results of operations or financial position. See Note 16 for further discussion of the Company’s consideration of subsequent events.

Effective September 30, 2009, the Company adopted SSAP No. 43R, Loan-backed and Structured Securities.  This statement establishes statutory accounting principles for investments in loan-backed securities and structured securities.  The SSAP supersedes SSAP No. 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment.  SSAP No. 43R changes the accounting for other-than-temporary impairments (OTTI).  If the Company intends to sell a security or lacks the intent or ability to hold the security until it recovers to its amortized cost basis, the security shall be written down to its fair value.  If the Company does not expect to recover the entire amortized cost basis of a security, an OTTI shall be recognized as a realized loss equal to the difference between the security’s amortized cost basis and the present value of cash flows expected to be collected, discounted at the effective interest rate as outlined in the SSAP.  Prior to the adoption of SSAP No. 43R, loan-backed and structured securities were accounted for in accordance with SSAP No. 43, which called for those securities to be impaired and written down using undiscounted cash flows.  The cumulative effect of the adoption of this standard is the difference between the present value of expected cash flows for securities identified as having an OTTI compared with their amortized cost basis as of July 1, 2009.  This change in accounting principle reduced surplus by a net amount of $7,998 ($5,198 net of tax), which includes impairments of $9,373 offset by NAIC 6 rated securities that were already reported at lower of cost or market at the time of the implementation of SSAP No. 43R of $1,375, which have been removed from the component of change in net unrealized gains/losses.

1. Organization and Summary of Significant Accounting Policies (continued)

In September 2008, the NAIC issued SSAP No. 99.  This statement establishes the statutory accounting principles for the treatment of premium or discount applicable to certain securities subsequent to the recognition of an OTTI.  Prior to SSAP No. 99, the Company’s investments in OTTI were reported in accordance with SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, SSAP No. 32, Investments in Preferred Stock and SSAP No. 43, Loan-backed and Structured Securities.  The Company adopted SSAP No. 99 on January 1, 2009.  The adoption of this statement was accounted for prospectively and therefore there was no impact to the Company’s financials at adoption.

Reclassifications

Certain reclassifications have been made to the 2008 and 2007 financial statements to conform to the 2009 presentation.

2. Accounting Changes and Corrections of Errors

Per Actuarial Guideline 39 (AG 39), reserves are held equal to the sum of charges collected with respect to the Guaranteed Minimum Withdrawal Benefits (GMWB) in force.  Until 2008, the Company held certain reserves with respect to policies that had surrendered or died.  Further, such charges had accumulated with interest.  The impact of the correction of the reserve valuation on this group of policies was to reduce the GMWB reserve (included within aggregate reserves for policies and contracts) and increase surplus by $38,457.

Effective January 1, 2008, the Company modified the way it recorded interest on income taxes.  Prior to January 1, 2008, interest on income taxes was included as a net amount (after federal tax benefit) within federal and foreign income taxes recoverable.  Effective January 1, 2008, the gross amount of interest was included in taxes, licenses, and fees due and accrued, which is part of other liabilities, and the related deferred tax asset was included in net deferred income tax asset.  The Company reported an increase in unassigned surplus of $368 as of January 1, 2008 related to this change.

3. Fair Values of Financial Instruments

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

Cash, Cash Equivalents and Short-term Investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

Bonds and Preferred Stocks: Prior to 2008, fair values for bonds and preferred stocks were based on the price published by the SVO, if available.  In 2008, the NAIC adopted regulation allowing insurance companies to report the fair value determined by the SVO or to determine the fair value by using a permitted valuation method.  Therefore, effective December 31, 2008, fair value for statutory purposes was reported or determined using the following pricing sources: indexes, third party pricing services, brokers, external fund managers and internal models.

For fixed maturity securities (including redeemable preferred stock) not actively traded, fair values are estimated using values obtained from independent pricing services, or, in the case of private placements, are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.

Short-Term Notes Receivable from Affiliates:  The carrying amounts reported in the statutory-basis balance sheets for these instruments approximate their fair value.

Mortgage Loans on Real Estate: The fair values for mortgage loans on real estate are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans.

Policy Loans:   The fair value of policy loans is assumed to equal its carrying amount.

Other Invested Assets:  The financial instruments included in this category are primarily investments in surplus notes issued by other insurance companies and fixed or variable rate investments with underlying characteristics of bonds.  The fair values for these investments were determined predominantly by using indexes, third party pricing services, and internal models.

Derivative Financial Instruments: The estimated fair values of interest rate caps and options are based upon the latest quoted market price at the balance sheet date.  The estimated fair values of swaps, including interest rate and currency swaps, are based on pricing models or formulas using current assumptions.  The carrying amounts of these items are included as a gross asset and a gross liability on the balance sheet.

3. Fair Values of Financial Instruments (continued)

Credit Default Swaps:  The estimated fair value of credit default swaps are based upon the pricing differential as of the balance sheet date for similar swap agreements.

Investment Contract Liabilities: Fair values for the Company’s liabilities under investment-type contracts, which include GICs and funding agreements, are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.  For investment contracts with no defined maturity, fair value is estimated to be the present surrender value.

Deposit-Type Contracts:  The carrying amounts of deposit-type contracts approximate their fair values.

Receivable From/Payable to Parents, Subsidiaries and Affiliates: The carrying value of receivable from/payable to affiliates approximates their fair value.

Separate Account Assets and Annuity Liabilities: The fair value of separate account assets are based on quoted market prices. The fair value of separate account annuity liabilities approximate the fair value of the separate account assets less a provision for the present value of future profits related to the underlying contracts.

Surplus Notes:  Fair values for surplus notes are estimated using discounted cash flow analysis based on the Company’s current incremental borrowing rate for similar types of borrowing arrangements.

Fair values for the Company’s insurance contracts other than investment-type contracts (including separate account universal life liabilities) are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company’s overall management of interest rate risk, such that the Company’s exposure to changing interest rates is minimized through the matching of investment maturities with amounts due under insurance contracts.

3. Fair Values of Financial Instruments (continued)

The following sets forth a comparison of the fair values and carrying amounts of the Company’s financial instruments:

December 31			
	2009		2008	
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Admitted assets				
Cash, cash equivalents and short-term investments, other than affiliates	$ 109,752	$ 109,752	$ 841,529	$ 841,529
Short-term notes receivable from affiliates	105,600	105,600	98,900	98,900
Bonds, other than affiliates	7,954,681	7,864,587	6,460,209	5,627,972
Preferred stocks, other than affiliates	3,037	3,352	179,333	102,391
Common stocks, other than affiliates	3,965	3,965	1,218	1,218
Mortgage loans on real estate, other than affiliates	941,918	928,063	1,149,481	1,097,197
Other invested assets	20,931	17,965	18,493	11,654
Interest rate caps	–	–	3	3
Interest rate swaps	43,318	48,865	1,498	11,449
Currency swaps	–	–	228,372	232,068
Credit default swaps	–	29	–	–
Foreign currency forward	3,506	3,506	6,277	6,277
Policy loans	59,654	59,654	56,962	56,962
Receivable from parent, subsidiaries and affiliates	68,940	68,940	64,189	64,189
Separate account assets	11,234,250	11,140,979	9,108,569	9,078,299
Liabilities				
Investment contract liabilities	6,359,618	6,286,126	6,465,498	6,394,144
Interest rate swaps	7,474	8,707	61	864
Currency swaps	1,933	1,709	2,389	8,390
Credit default swaps	338	338	13	70
Foreign currency forward	469	469	3,796	3,796
Payable to parent, subsidiaries and affiliates	26,480	26,480	49,705	49,705
Separate account annuity liabilities	10,943,999	10,986,803	8,857,910	8,789,462
Surplus notes	150,000	142,923	150,000	121,343

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Included in the Company’s financial statements are certain investment-related financial instruments that are carried at fair value on a recurring basis.  The Company also holds other financial instruments that are measured at fair value on a non-recurring basis; including impaired financial instruments, such as bonds and preferred stock that are carried at the lower of cost or market. Under Statutory Accounting practice, the Company calculates the fair value of affiliated common stock based on the equity method of accounting; as such, it is not included in the fair value measurement disclosures.

The fair value of a financial instrument is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair values are based on quoted market prices when available.  When market prices are not available, fair value is generally estimated using discounted cash flow analyses, incorporating current market inputs for similar financial instruments with comparable terms and credit quality (matrix pricing).  In instances where there is little or no market activity for the same or similar instruments, the Company estimates fair value using methods, models and assumptions that management believes market participants would use to determine a current transaction price.  These valuation techniques involve some level of management estimation and judgment which becomes significant with increasingly complex instruments or pricing models.  Where appropriate, adjustments are included to reflect the risk inherent in a particular methodology, model or input employed.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

The Company's financial assets and liabilities carried at fair value are classified, for disclosure purposes, based on a hierarchy defined by Accounting Standards Codification 820, Fair Value Measurements and Disclosures (formerly Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements).   The hierarchy gives the highest ranking to fair values determined using unadjusted quoted prices in active markets for identical assets and liabilities (Level 1), and the lowest ranking to fair values determined using methodologies and models with unobservable inputs (Level 3). An asset’s or a liability’s classification is based on the lowest level input that is significant to its measurement.  For example, a Level 3 fair value measurement may include inputs that are both observable (Levels 1 and 2) and unobservable (Level 3).   The levels of the fair value hierarchy are as follows:

Level 1 -                 Unadjusted quoted prices for identical assets or liabilities in active marketsaccessible at the measurement date.

Level 2 -
Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability.  Level 2 inputs include the following:

a)	Quoted prices for similar assets or liabilities in active markets
b)	Quoted prices for identical or similar assets or liabilities in non-active markets
c)	Inputs other than quoted market prices that are observable
d)	Inputs that are derived principally from or corroborated by observable market data through correlation or other means

Level 3 -
Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect the Company’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

3. Fair Values of Financial Instruments (continued)

Financial assets and liabilities measured at fair value on a recurring basis

The following table provides information as of December 31, 2009 and 2008 about the Company’s financial assets measured at fair value on a recurring basis.  The Company does not have any financial liabilities measured at fair value on a recurring basis.

During 2009 and 2008, the Company did not report any assets in Level 3 on a recurring basis.

3. Fair Values of Financial Instruments (continued)

Assets measured at fair value on a non-recurring basis

The Company reports certain assets at fair value on a non-recurring basis; that is, the instruments are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances (for example, when there is evidence of impairment).  As of December 31, 2009 and 2008, the Company reported the following assets at fair value on a non-recurring basis.

Level 3 - Financial Assets

In certain circumstances, the Company will obtain non-binding broker quotes from brokers to assist in the determination of fair value.  If those quotes can be corroborated by other market observable data, the investment will be classified as Level 2.  If not, the investments are classified as Level 3 due to the broker’s lack of transparency into the valuation process.

Bonds, which have a designation of NAIC 6, are considered to be at or near default and are carried at the lower of cost or fair value.  Furthermore, beginning December 31, 2009, a new process was implemented by the NAIC to determine the designation for certain non-agency residential mortgage-backed securities (RMBS).  Under this process, the designation for these securities is based on two steps.  Those securities whose designation is an NAIC 6 in the first step are also carried at the lower of cost or fair value.

4. Investments

The carrying amount and estimated fair value of investments in bonds and preferred stocks were as follows:

4. Investments (continued)

At December 31, 2009 and 2008, the Company held bonds with a carrying value of $18,449 and $25,406, respectively and amortized cost of $23,110 and $45,177, respectively, that have an NAIC rating of 6 which are not considered to be other-than-temporarily impaired.  These securities are carried at the lower of amortized cost or fair value, and any write-down to fair value has been recorded directly to unassigned surplus.

At December 31, 2009 and 2008, respectively, for securities in an unrealized loss position greater than or equal to twelve months, the Company held 336 and 444 securities with a carrying value of $1,651,066 and $2,093,248 and an unrealized loss of $285,197 and $597,739 with an average price of 82.7 and 71.4 (fair value/amortized cost).  Of this portfolio, 75.83% and 86.61% were investment grade with associated unrealized losses of $188,850 and $479,883, respectively.

At December 31, 2009 and 2008, respectively, for securities in an unrealized loss position for less than twelve months, the Company held 180 and 647 securities with a carrying value of $1,491,020 and $3,160,318 and an unrealized loss of $42,832 and $411,673 with an average price of 97.1 and 87.0 (fair value/amortized cost).  Of this portfolio, 99.06% and 91.40% were investment grade with associated unrealized losses of $41,954 and $336,476, respectively.

The estimated fair value of bonds and redeemable preferred stock with unrealized losses is as follows:

4. Investments (continued)

The carrying amount and estimated fair value of bonds at December 31, 2009, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

4. Investments (continued)

The Company closely monitors below investment grade holdings and those investment grade issuers where the Company has concerns. The Company also regularly monitors industry sectors. Non-structured securities in unrealized loss positions that are considered other-than-temporary are written down to fair value.  Structured securities considered other-than-temporarily impaired are written down to discounted estimated cash flows if the impairment is the result of cash flow analysis.  If the Company has an intent to sell or lack of ability to hold a structured security, it is written down to fair value.  The Company considers relevant facts and circumstances in evaluating whether the impairment is other-than-temporary including: (1) the probability of the Company collecting all amounts due according to the contractual terms of the security in affect at the date of acquisition; (2) the Company’s decision to sell a security prior to its maturity at an amount below its carrying amount; and (3) the Company’s ability to hold a structured security for a period of time to allow for recovery of the value to its carrying amount. Additionally, financial condition, near term prospects of the issuer and nationally recognized credit rating changes are monitored.  For asset-backed securities, cash flow trends and underlying levels of collateral are monitored.  The Company will record a charge to the statement of operations to the extent that these securities are subsequently determined to be other-than-temporarily impaired.

At December 31, 2009, the Company’s banking sector portfolio had investments in an unrealized loss position which had a fair value of $208,102 and a carrying value of $233,851, resulting in a gross unrealized loss of $25,749. The unrealized losses in the banking sub-sector primarily reflect the size of the Company’s holdings, low floating rate coupons on some securities, and credit spread widening due to economic weakness and market concerns that deeply subordinated securities will not be supported by governments should banks find themselves in need of state aid.   Government initiatives put into place during 2008 and 2009 have been largely successful in reopening the funding markets though lending remains cautious in some countries and sectors of the economy. Many banks have benefited from both direct assistance (government capital injections, asset relief plans and government guarantees on debt) and indirect assistance (various government liquidity measures, including short-term funding facilities). Global banks remain somewhat vulnerable to ongoing asset write-downs, credit losses and weak earnings prospects that are associated with a recessionary environment.  This continues to pressure subordinated and longer duration holdings.  The Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the unrealized loss and does not consider those investments to be impaired as of December 31, 2009.

4. Investments (continued)

At December 31, 2009, the Company’s sovereign sector portfolio had investments in an unrealized loss position which had a fair value of $527,406 and a carrying value of $572,633, resulting in a gross unrealized loss of $45,227.  Sovereign exposure relates to government issued securities including Dutch government bonds, US Treasury, agency and state bonds. The issuer identified as having the largest unrealized loss was US Treasuries. US Treasury interest rates rose significantly during 2009.  Government fiscal and monetary policy has stabilized credit conditions across much of the world, and, as a result, the quality premium for US Treasury bonds has diminished.  In addition, generally more optimistic economic sentiment and some concerns about potential future inflationary pressures have put pressure on US Treasuries.  As a result, prices for US Treasury and Agency securities fell during 2009.  The Company evaluated the near-term prospects of the issuer in relation to the severity and duration of the unrealized loss and does not consider the position to be impaired as of December 31, 2009.

At December 31, 2009, the Company’s ABS-small business loans portfolio had investments in an unrealized loss position which had a fair value of $101,806 and a carrying value of $139,925, resulting in a gross unrealized loss of $38,119.  The unrealized loss in the ABS-small business loan portfolio is a function of decreased liquidity and increased spreads as new issuance within this sector has come to a halt. Additionally, delinquencies and losses in the collateral pools within the Company’s small business loan securitizations have increased since 2007, as a result of the overall economic slowdown.  Banks and finance companies have also scaled back their lending to small businesses.

The Company’s ABS-small business loan portfolio is primarily concentrated in senior note classes. Thus, in addition to credit enhancement provided by the excess spread, reserve account, and over-collateralization, the Company’s positions are also supported by subordinated note classes. The Company’s ABS-small business loan portfolio is also primarily secured by commercial real estate, with the original loan to value (LTV) of the underlying loans typically ranging between 60-70%. As there has been no impact to the expected future cash flows within the ABS-small business loan portfolio and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be impaired as of December 31, 2009.

4. Investments (continued)

At December 31, 2009, the Company’s commercial mortgage-backed securities (CMBS) portfolio had investments in an unrealized loss position which had a fair value of $283,791 and a carrying value of $327,635, resulting in a gross unrealized loss of $43,844.  CMBS are securitizations of underlying pools of mortgages on commercial real estate. The underlying mortgages have varying risk characteristics and are pooled together and sold in different rated tranches. The Company’s CMBS portfolio includes conduit, large loan, single borrower, collateral debt obligations (CDOs), and government agency.

All CMBS securities are monitored and modeled under base and several stress-case scenarios by asset specialists. For conduit securities, a widely recognized industry modeling software is used to perform a loan-by-loan, bottom-up analysis. For non-conduit securities a CMBS asset specialist works closely with the Company’s real estate valuation group to determine underlying asset valuation and risk.  Both methodologies incorporate external estimates on the property market, capital markets, property cash flows, and loan structure.  Results are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

Over the past 18 months, the commercial real estate market has continued to soften.  As property fundamentals deteriorate, CMBS loan delinquencies have been climbing at the same time. The introduction of the 20% and 30% credit enhanced classes within the 2005-2008 vintage deals provide some offset to these negative fundamentals.  Despite beginning to show signs of improvement, the lending market remains limited as lenders have become more conservative with underwriting standards, property transactions have diminished greatly, and higher mortgage spreads have curtailed borrowing.  A lack of liquidity in the market combined with a broad re-pricing of risk has led to increased credit spreads across the credit classes.  As the remaining unrealized losses in the CMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be other-than-temporarily impaired as of December 31, 2009.

4. Investments (continued)

At December 31, 2009, the Company’s residential mortgage-backed securities (RMBS) sector portfolio had investments in an unrealized loss position which had a fair value of $179,982 and a carrying value of $235,912, resulting in a gross unrealized loss of $55,930. RMBS are securitizations of underlying pools of non-commercial mortgages on real estate. The underlying residential mortgages have varying credit ratings and are pooled together and sold in tranches. The Company’s RMBS portfolio includes collateralized mortgage obligations (CMOs), government sponsored enterprise (GSE) guaranteed passthroughs, whole loan passthroughs, Alternative-A Paper MBS and negative amortization MBS.

All RMBS securities of the Company are monitored and reviewed on a monthly basis with detailed modeling completed on each portfolio quarterly. Model output is generated under base and several stress-case scenarios. RMBS asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling. Models incorporate external loan-level analytics to identify the riskiest securities. The results from the models are then closely analyzed by the asset specialist to determine whether or not a principal or interest loss is expected to occur. If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the intent and ability to hold the security, the security is impaired to discounted cash flows.

The pace of deterioration of RMBS securities continued in early 2009, but began to stabilize in late 2009.  Even with the stabilization, fundamentals in RMBS securities continue to be weak. Delinquencies and severities in property liquidations remain at an elevated level. Prepayments remain at historically low levels. Due to the weak fundamental situation, reduced liquidity, and the requirement for higher yields due to uncertainty, credit spreads remain elevated across the asset class.  As the unrealized losses in the RMBS portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider the underlying investments to be other-than-temporarily impaired as of December 31, 2009.

At December 31, 2009, the Company’s asset-backed securities (ABS) subprime mortgages portfolio had investments in an unrealized loss position which had a fair value of $168,990 and a carrying value of $227,178, resulting in a gross unrealized loss of $58,188.

4. Investments (continued)

Subprime mortgages are loans to homebuyers who have weak or impaired credit histories, are loans that are non-conforming or are loans that are second in priority.  The Company’s businesses in the United States do not sell or buy subprime mortgages directly.  The Company’s exposure to subprime mortgages is through ABS.  These securities are pools of mortgages that have been securitized and offered to investors as ABS, where the mortgages are collateral.  Most of the underlying mortgages within the pool have FICO scores below 660 at issuance.  Therefore, the ABS has been classified by the Company as a subprime mortgage position.  Also included in the Company’s total subprime mortgage position are ABS with second lien mortgages as collateral.  The second lien mortgages may not necessarily have subprime FICO scores; however, the
Company has included these ABS in its subprime position as it is the second priority in terms of repayment.  The Company does not have any “direct” residential mortgages to subprime borrowers outside of the ABS structures.

The Company became cautious of the structural aspects of the mezzanine classes in 2002 and stopped purchasing the mezzanine tranches with an original NRSRO rating at issuance of ‘A’ or lower in 2003.  Beginning in 2003, the Company began actively selling mezzanine positions as market spreads tightened, continued to upgrade the portfolio and reduced relative exposure to the sector as underwriting deteriorated.

All ABS-housing securities are monitored and reviewed on a monthly basis with detailed cash flow models using the current collateral pool and capital structure on each portfolio quarterly.  Model output is generated under base and several stress-case scenarios.  ABS-housing asset specialists utilize widely recognized industry modeling software to perform a loan-by-loan, bottom-up approach to modeling.  The ABS-housing models incorporate external estimates on property valuations, borrower characteristics, propensity of a borrower to default or prepay and the overall security structure.  Defaults were estimated by identifying the loans that are in various delinquency buckets and defaulting a certain percentage of them over the near-term and long-term. Recent payment history, a percentage of on-going delinquency rates and a constant prepayment rate are also incorporated into the model. Once the entire pool is modeled, the results are closely analyzed by the asset specialist to determine whether or not the Company’s particular tranche or holding is at risk for payment interruption.  If cash flow models indicate a credit event will impact future cash flows, and the Company does not have the intent to sell the security and does have the ability to hold the security, the security is impaired to discounted cash flows.

4. Investments (continued)

Fair values on the Company’s subprime mortgage portfolio have declined as the collateral pools have experienced higher than expected delinquencies and losses, further exacerbated by the impact of declining home values on borrowers using affordability products. The unrealized loss is primarily due to decreased liquidity and increased credit spreads in the market combined with significant increases in expected losses on loans within the underlying pools. Expected losses within the underlying pools are generally higher than original expectations, primarily in certain later-vintage adjustable rate mortgage loan pools, which has led to some rating downgrades in these securities.

The following table provides the actual cost, carrying value and fair value by asset class of the Company’s subprime mortgage position at December 31, 2009:

Aggregate totals for loan-backed and structured securities with a recognized OTTI during the current reporting period are shown below, classified on the basis of the OTTI:

4. Investments (continued)

The following loan-backed and structured securities which continue to be held at December 31, 2009 had a recognized OTTI during the year then ended:

* The impairment amount was recorded as a part of the cumulative effect of adoption of SSAP No. 43R and was not reflected in the income statement in the current period.

The unrealized losses of loan-backed and structured securities where fair value is less than cost or amortized cost for which an OTTI has not been recognized in earnings at December 31, 2009 is as follows:

4. Investments (continued)

As the remaining unrealized losses in the ABS-housing portfolio relate to holdings where the Company expects to receive full principal and interest and the Company does not have the intent to sell and does have the intent and ability to hold the security, the Company does not consider these underlying investments to be other-than-temporarily impaired as of December 31, 2009.

Detail of net investment income is presented below:

Proceeds from sales and other disposals of bonds and preferred stocks, excluding maturities, and related gross realized gains and losses were as follows:

Gross realized losses include $49,705, $49,597 and $9,515, related to losses recognized on other-than-temporary declines in fair values of bonds and preferred stock for the years ended December 31, 2009, 2008 and 2007, respectively.

4. Investments (continued)

At December 31, 2009 and 2008, investments with an aggregate carrying amount of $3,658 and $3,574, respectively, were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

Net realized capital gains (losses) on investments and change in unrealized capital gains (losses) are summarized below:

4. Investments (continued)

Gross unrealized gains (losses) in common stocks were as follows:

At December 31, 2009 and 2008, respectively, the net admitted asset value in impaired loans with a related allowance for credit losses was $35,680 and $22,578. The Company held an allowance for credit losses on mortgage loans in the amount of $7,111 and $3,030 at December 31, 2009 and 2008, respectively.  The average recorded investment in impaired loans during 2009 and 2008 was $14,916 and $1,881, respectively.

The following table provides a reconciliation of the beginning and ending balances for the allowance for credit losses on mortgage loans:

The Company accrues interest income on impaired loans to the extent deemed collectible (delinquent less than 91 days) and the loan continues to perform under its original or restructured contractual terms.  Interest income on nonperforming loans generally is recognized on a cash basis.  The Company recognized $266 and $1,117 of interest income on impaired loans for the years ended December 31, 2009 and 2008, respectively.  The Company did not recognize interest income on impaired loans for 2007.  The Company recognized $358 and $1,094 of interest income on a cash basis for the years ended December 31, 2009 and 2008, respectively.  The Company did not recognize any interest income on a cash basis for the year ended December 31, 2007.

4. Investments (continued)

During 2009, there were no mortgage loans that were foreclosed and transferred to real estate.  During 2008, mortgage loans of $5,006 were foreclosed and transferred to real estate. At December 31, 2009 and 2008, the Company held a mortgage loan loss reserve in the AVR of $38,550 and $29,005, respectively.

The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

The recorded investment in restructured securities in 2009 was $8,612 and the capital losses taken as a direct result of restructures were $4,847.  There were no recorded investments in restructured securities nor any capital losses taken as a direct result of restructures in 2008 or 2007.  The Company often has impaired a security prior to the restructure date.  These impairments are not included in the calculation of restructure related losses and are accounted for as a realized loss, reducing the cost basis of the security involved.

At December 31, 2009, the Company had ownership interests in one LIHTC Investment.  The remaining years of unexpired tax credits were five and the property was not subject to regulatory review.  The length of time remaining for the holding period was eight years.  There are no contingent equity commitments expected to be paid in the future.  There were no impairment losses, write-downs or reclassifications during the year related to any of these credits.

The Company recorded an impairment of $258 during 2009 for its investment in Zero Beta Fund, LLC, an affiliate.  The impairment was taken because there is an intent to sell some of the underlying investments of the fund before any anticipated recovery in value would occur.

4. Investments (continued)

During 2009, the Company recorded an impairment of $3,381 for its investment in Real Estate Alternatives Portfolio 2, LLC.  The impairment was taken because the decline in fair value of underlying investments of the fund was deemed to be other-than-temporary.

The Company uses interest rate swaps to reduce market risk in interest rates and to alter interest rate exposures arising from mismatches between assets and liabilities.  An interest rate swap is an arrangement whereby two parties (counterparties) enter into an agreement to exchange periodic interest payments.  The dollar amount the counterparties pay each other is an agreed-upon period interest rate multiplied by an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.  All swap transactions are entered into pursuant to master agreements providing for a single net payment to be made by one counterparty at each due date.

Under exchange traded currency futures and options, the Company agrees to purchase a specified number of contracts with other parties and to post variation margins on a daily basis in an amount equal to the difference in the daily fair values of those contracts.  The parties with whom the Company enters into exchange traded futures and options are regulated futures commissions merchants who are members of a trading exchange.  The Company recognized net realized gains (losses) from futures contracts in the amount of $(151,046), $35,005 and $2,874 for the years ended December 31, 2009, 2008 and 2007, respectively.

The Company invests in interest rate caps to convert a particular fixed rate asset/liability into a pure floating rate asset/liability in order to meet its overall asset/liability strategy. Each mortgage loan or liability is hedged individually and the relevant terms of the loan or liability and derivative must be the same. The caps require a premium to be paid at the onset of the contract and the Company benefits from the receipt of payments should rates rise above the strike rate.  A single premium is paid by the Company at the beginning of the interest rate cap/floor contracts.

4. Investments (continued)

The Company replicates investment grade corporate bonds by combining a AAA rated security with a credit default swap which, in effect, converts the high quality asset into a lower rated investment grade asset.  Using the swap market to replicate credit enables the Company to enhance the relative values and ease the execution of larger transactions in a shortened time frame.  A premium is received by the Company on a periodic basis and recognized in investment income. At December 31, 2009 and 2008, the Company had replicated assets with a fair value of $6,975 and $5,585, respectively, and credit default swaps with a fair value of $29 and $(56), respectively. During the years ended December 31, 2009, 2008 and 2007, the Company did not recognize any capital losses related to replication transactions.

The Company is exposed to credit related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparty to fail to meet their obligations given their high credit rating of 'A' or better.  At December 31, 2009 and 2008, the fair value of all contracts, aggregated at a counterparty level, with a positive fair value amounted to $41,409 and $235,286, respectively.

The Company has entered into collateral agreements with certain counterparties wherein the counterparty is required to post assets on the Company's behalf in an amount equal to the difference between the net positive fair value of the contracts and an agreed upon threshold based on the credit rating of the counterparty.  If the net fair value of all contracts with this counterparty is negative, the Company is required to post assets. At December 31, 2009, the fair value of all contracts, aggregated at a counterparty level, with a negative fair value amounted to $232.

For the years ended December 31, 2009, 2008 and 2007, the Company recorded unrealized gains of $36,852, $228,759, and $8,339, respectively, for the component of derivative instruments utilized for hedging purposes that did not qualify for hedge accounting.  This has been recorded directly to unassigned surplus.  The Company did not recognize any unrealized gains or losses during 2009, 2008 or 2007 that represented the component of derivative instruments gain or loss that was excluded from the assessment of hedge effectiveness.

4. Investments (continued)

These instruments are subject to market risk, which is the possibility that future changes in market prices may make the instruments less valuable.  The Company uses derivatives as hedges; consequently, when the value of the derivative changes, the value of a corresponding hedged asset or liability will move in the opposite direction.  Market risk is a consideration when changes in the value of the derivative and the hedged item do not completely offset (correlation or basis risk) which is mitigated by active measuring and monitoring.

At December 31, 2009 and 2008, the Company’s outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

The Company utilizes futures contracts to hedge against changes in market conditions. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, the Company agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Company as a variation margin receivable or payable on futures contracts. During the period the futures contracts are open, daily changes in the values of the contracts are recognized as realized gains or losses. When the contracts are closed, the Company recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Company’s cost basis in the contract. The Company recognized net realized gains (losses) from futures contracts in the amount of $(176,809), $36,059 and $2,078, for the years ending December 31, 2009, 2008 and 2007, respectively.

4. Investments (continued)

Open futures contracts at December 31, 2009, and 2008, were as follows:

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded.  This would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

5. Reinsurance (continued)

Premiums earned reflect the following reinsurance assumed and ceded amounts for the years ended December 31:

Aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded to affiliates at December 31, 2009 and 2008 of $1,253,484 and $1,124,694, respectively.

The Company received reinsurance recoveries in the amounts of $248,374, $262,441 and $237,826, during 2009, 2008 and 2007, respectively. At December 31, 2009 and 2008, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $63,516 and $65,782, respectively.  The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 2009 and 2008 of $1,397,114 and $1,272,337, respectively.

Effective March 31, 2009, the Company recaptured a block of in force universal life secondary guarantee risk that was ceded to Transamerica International Re (Bermuda) Ltd. (TIRe), an affiliate.  Universal life secondary guarantee reserves recaptured were $22,707.  The resulting pretax loss of $22,707 was included in the statement of operations.

Effective January 1, 2009, the Company entered into a reinsurance agreement with Stonebridge Life Insurance Company, an affiliate, to assume a block of business covering individual and group supplemental life and accident and health insurance products.  The Company received reinsurance consideration of $1,134 and established reserves of a like amount, resulting in no gain or loss on the transaction.

5. Reinsurance (continued)

Effective December 15, 2008, the Company entered into a reinsurance agreement with Stonebridge Life Insurance Company to assume certain individual and group supplemental life and accident and health insurance products issued to certain residents of the State of New York.  The Company received reinsurance consideration of $102,578, paid an initial expense allowance of $77,155 and established reserves of $102,578, resulting in a pretax loss of $77,155 ($50,151 net of tax) that has been included in the statement of operations as it was deemed an economic assumption reinsurance transaction.

On December 31, 2006, the Company acquired a block of credit insurance business from an unaffiliated company.  The Company received consideration of $20,198 equal to the reserves and unearned premium assumed, and paid a commission expense allowance of $10,055, netting to a pre-tax loss of $10,055 ($6,535 net of tax) reflected in the statement of operations.  Adjustments of $301 and $15,520 were made during 2008 and 2007, respectively, to true up to actual 2006 reserve balances.

During 2002, the Company entered into a reinsurance transaction with TIRe. Under the terms of this transaction, the Company ceded certain traditional life insurance contracts. The net of tax impact from the cession of inforce business was $9,953, which was credited directly to unassigned surplus.  The Company has amortized $995 into earnings during 2009, 2008 and 2007 with a corresponding charge to unassigned surplus.

During 2001, the Company assumed certain traditional life insurance contracts from Transamerica Occidental Life Insurance Company, an affiliate, which merged into TLIC, an affiliate, effective October 1, 2008. The Company recorded goodwill of $14,280 related to this transaction which was non-admitted. The related amortization was $1,433 during 2009, 2008 and 2007.  Chapter 311 of the New York Laws of 2008, which became effective in July of 2008, includes a provision allowing goodwill to be an admitted asset in financial statements filed subsequent to the effective date.  The Company recorded $2,016 and $3,531 of goodwill at December 31, 2009 and 2008, respectively.

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

6. Income Taxes

The net deferred income tax asset at December 31, 2009 and 2008 and the change from the prior year are comprised of the following components:

The main components of deferred income tax amounts are as follows:

The Company did not report a valuation allowance for deferred income tax assets as of December 31, 2009 and 2008.

6. Income Taxes (continued)

The change in net deferred income tax assets is as follows:

Nonadmitted deferred income tax assets increased (decreased) by $(46,856), $46,517 and $(19,365) in 2009, 2008 and 2007, respectively.

6. Income Taxes (continued)

As discussed in Note 1, the Company has elected to admit deferred income tax assets pursuant to SSAP No. 10R, paragraph 10.e. for the 2009 reporting period.  The amount of admitted adjusted gross deferred income tax assets under each component of SSAP No. 10R is as follows:

•	10.a. – Federal income taxes paid in prior year that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year
•	10.b.i. – Adjusted gross DTAs, after the application of 10.a., expected to be realized within one year
•	10.b.ii. – 10% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.c. – Adjusted gross DTAs, after the application of 10.a. and 10.b., that can be offset against gross DTLs after considering the character of the DTAs and DTLs
•
10.d. – If the reporting entity’s financial statements and risk-based capital (RBC) calculated using an admitted adjusted gross DTA as the sum of 10.a., 10.b., and 10.c. results in the Company’s RBC level being above the maximum RBC level where an action level could occur as a result of the trend test (i.e., 250%); then the Company may elect to admit a higher amount of adjusted gross DTAs as calculated in paragraph 10.e.

•
10.e.i. – Federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with IRS tax loss carryback provisions, not to exceed three years

•	10.e.ii.(a) – Adjusted gross DTAs, after the application of 10.e.i, expected to be realized within three years
•	10.e.ii.(b) – 15% of adjusted statutory capital and surplus as shown on most recently filed statement
•	10.e.iii. – Adjusted gross DTAs, after the application of 10.e.i. and 10.e.ii., that can be offset against DTLs after considering the character of the DTAs and DTLs

6. Income Taxes (continued)

Current year income taxes incurred consist of the following major components:

The Company's current income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before tax as follows:

Year Ended December 31		
	2009	2008	2007
Current income taxes incurred	$ 31,651	$ (29,861)	$ 48,767
Change in deferred income taxes			
(without tax on unrealized gains and losses)	95,930	(98,934)	21,027
Total income tax reported	$ 127,581	$ (128,795)	$ 69,794
Income before taxes	$ 370,710	$ (370,884)	$ 184,786
	35.00%	35.00%	35.00%
Expected income tax expense (benefit) at 35% statutory rate	$ 129,749	$ (129,809)	$ 64,675
Increase (decrease) in actual tax reported resulting from:			
a. Dividends received deduction	$ (3,298)	$ (2,972)	$ (3,056)
b. Tax credits	(2,187)	(2,255)	(2,028)
c. Tax-exempt income	(22)	–	–
d. Tax adjustment for IMR	(798)	(1,331)	(2,046)
e. Surplus adjustment for in-force ceded	(348)	(348)	(348)
f. Nondeductible expenses	(80)	123	103
g. Deferred tax benefit on other items in surplus	9,321	11,614	10,692
h. Provision to return	(387)	(2,623)	(946)
i. Dividends from certain foreign corporations	42	54	–
j. Prior period adjustments	(4,242)	(2,717)	4,680
k. Other	(169)	1,469	(1,932)
Total income tax reported	$ 127,581	$ (128,795)	$ 69,794

6. Income Taxes (continued)

For federal income tax purposes, the Company joins in a consolidated income tax return filing with its indirect parent company, Transamerica Corporation, and other affiliated companies. The method of allocation between the companies is subject to a written agreement.  Under the terms of the agreement, allocations are based upon separate return calculations.  The Company is entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company's separately computed tax liability or the consolidated group's tax liability in the year generated.  The Company is also entitled to recoup federal income taxes paid in the event of future losses and credits to the extent the losses and credits reduce the greater of the Company's separately computed tax liability or the consolidated group's tax liability in any carryback or carryforward year when so applied.  Intercompany tax balances are settled within 30 days of payment to or filing with the Internal Revenue Service.

The Company incurred income taxes during 2009, 2008 and 2007 of $25,851, $227 and $40,406, respectively, which will be available for recoupment in the event of future net losses.

The amount of tax contingencies calculated for the Company as of December 31, 2009 and 2008 is $1,739 and $1,608 respectively.  The total amount of tax contingencies that, if recognized, would affect the effective income tax rate is $1,739.  The Company classifies interest and penalties related to income taxes as interest expense and penalty expense, respectively.  The Company’s interest expense related to income taxes for the year ended December 31, 2009 and 2008 is $77 and $75 respectively.  The total interest payable balance as of December 31, 2009 and 2008 is $152 and $75 respectively.  The Company recorded no liability for penalties.  It is not anticipated that the total amounts of unrecognized tax benefits will significantly increase within twelve months of the reporting date.

The Company’s federal income tax returns have been examined by the Internal Revenue Service and closing agreements have been executed through 2000. The examination for the years 2001 through 2004 and 2005 through 2006 have been completed and resulted in tax return adjustments that are currently being appealed.  The Company believes that there are adequate defenses against or sufficient provisions established related to any open or contested tax positions.  An examination is currently underway for the years 2007 and 2008.

7. Policy and Contract Attributes

Participating life insurance policies were issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company.

For the years ended December 31, 2009, 2008 and 2007, premiums for life participating policies were $(2), $(12) and $516, respectively.  The Company accounts for its policyholder dividends based on dividend scales and experience of the policies.  The Company paid dividends in the amount of $17, $3 and $6 to policyholders during 2009, 2008 and 2007, respectively, and did not allocate any additional income to such policyholders.

A portion of the Company’s policy reserves and other policyholders’ funds relates to liabilities established on a variety of the Company’s annuity and deposit fund products.

There may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics, is summarized as follows:

7. Policy and Contract Attributes (continued)

Separate account assets held by the Company represent contracts where the benefit is determined by the performance of the investments held in the separate account. Information regarding the separate accounts of the Company as of and for the years ended
December 31, 2009 and 2008 is as follows:

Nonindexed Guaranteed Less Than 4%	Nonguaranteed Separate Accounts	Total
Premiums, deposits and other considerations for the year ended December 31, 2009	$ 1,747,886	$ 1,014,078	$ 2,761,964
Reserves at December 31, 2009 for separate accounts with assets at:			
Fair value	$ 1,971,913	$ 4,319,558	$ 6,291,471
Amortized cost	4,699,988	–	4,699,988
Total	$ 6,671,901	$ 4,319,558	$ 10,991,459
Reserves for separate accounts by withdrawal characteristics at December 31, 2009:			
Subject to discretionary withdrawal:			
With market adjustment	$ 148,997	$ –	$ 148,997
At book value without market value adjustment and with current surrender charge of 5% or more	55,993	–	55,993
At fair value	634,536	4,319,558	4,954,094
At book value without market value adjustment and with current surrender charge of less than 5%	76,813	–	76,813
Subtotal	916,339	4,319,558	5,235,897
Not subject to discretionary withdrawal	5,755,562	–	5,755,562
Total separate account reserves at December 31, 2009	$ 6,671,901	$ 4,319,558	$ 10,991,459

7. Policy and Contract Attributes (continued)

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

7. Policy and Contract Attributes (continued)

Effective December 31, 2009, the Company adopted Actuarial Guideline XLIII (AG 43).  AG 43 specifies statutory reserve requirements for variable annuity contracts with guarantees (VACARVM) and related products.  It replaces Actuarial Guidelines 34 and 39.  The AG 43 reserve calculation included variable annuity products issued after January 1, 1981. Covered products include variable annuities with and without benefit guarantees. Examples of covered guaranteed benefits include guaranteed minimum accumulation benefits, return of premium death benefits, guaranteed minimum income benefits, guaranteed minimum withdrawal benefits, and guaranteed payout annuity floors.  The Aggregate Reserve for contracts falling within the scope of AG 43 is equal to the Conditional Tail Expectation (CTE) Amount, but not less than the Standard Scenario Amount (SSA).  The Company reported a decrease in reserves and an increase in net income of $41,643 at December 31, 2009, related to the adoption of AG 43 and changes in underlying assumptions.

To determine the CTE Amount, the Company used 1,000 of the pre-packaged scenarios developed by the American Academy of Actuaries (AAA) produced in October 2005 and prudent estimate assumptions based on company experience. The Standard Scenario amount was determined using the assumptions and methodology prescribed in AG 43 for determining the Standard Scenario.

During 2008, for Variable Annuities with Guaranteed Living Benefits (VAGLB), the Company complies with Actuarial Guideline 39. This guideline defines a two step process for the determination of VAGLB reserves. The first step is to establish a reserve equal to the accumulated VAGLB charges for the policies in question. The second step requires a standalone asset adequacy analysis to determine the sufficiency of these reserves. This step has been satisfied by projecting 30 years into the future along 1,000 stochastic variable return paths using a variety of assumptions as to VAGLB charges, lapse, withdrawal, annuitization and death. The results of this analysis are discounted back to the valuation date and compared to the accumulation of fees reserve to determine if an additional reserve needs to be established.

G-62

7. Policy and Contract Attributes (continued)

During 2008, for Variable Annuities with Minimum Guaranteed Death Benefits (MGDB), the Company complies with Actuarial Guideline 34. This guideline requires that MGDBs be projected by assuming an immediate drop in the values of the assets supporting the variable annuity contract, followed by a subsequent recovery at a net assumed return until the maturity of the contract. The immediate drop percentages and gross assumed returns vary by asset class and are defined in the guideline. Mortality is based on the 1994 Variable Annuity MGDB Mortality Table, which is also defined in the guideline.

At December 31, 2009 and 2008, the Company had variable annuities with guaranteed living benefits as follows:

At December 31, 2009 and 2008, the Company had variable annuities with guaranteed death benefits as follows:

7. Policy and Contract Attributes (continued)

Reserves on the Company’s traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy’s paid-through date to the policy’s next anniversary date. At December 31, 2009 and 2008, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loading are as follows:

At December 31, 2009 and 2008, the Company had insurance in force aggregating $148,747,352 and $117,037,402, respectively, in which the gross premiums are less than the net premiums required by the valuation standards established by the Department of Insurance of the State of New York. The Company established policy reserves of $61,291 and $64,380 to cover these deficiencies at December 31, 2009 and 2008, respectively.

7. Policy and Contract Attributes (continued)

The Company anticipates investment income as a factor in premium deficiency calculation, in accordance with SSAP No. 54, Individual and Group Accident and Health Contracts.

Liabilities for losses and loss/claim adjustment expenses for accident and health contracts are estimated by the Company’s divisional actuaries using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates meeting minimum regulatory requirements for other business.  The balance in the liability for unpaid accident and health claim adjustment expenses as of December 31, 2009 and 2008 was $410 and $449, respectively.

The Company incurred $990 and paid $1030 of claim adjustment expenses during 2009, of which $511 of the paid amount was attributable to insured or covered events of prior years.  The Company incurred $1,027 and paid $932 of claim adjustment expenses during 2008, of which $392 of the paid amount was attributable to insured or covered events of prior years.  The Company did not increase or decrease the provision for insured events of prior years during 2009 or 2008.

8. Capital and Surplus

As of December 31, 2009, the Company had 44,175 shares of 6% non-voting, non-cumulative preferred stock issued and outstanding.  AEGON USA, LLC owns 38,609 shares and Transamerica Life Insurance Company owns 5,566 shares.  Par value is $10 per share, and the liquidation value is $1,286.72 per share.

The preferred stock shareholders are entitled to receive non-cumulative dividends at the rate of 6% per year of an amount equal to the sum of (1) the par value plus (2) any additional paid-in capital for such preferred stock.  Dividends are payable annually in December.  The amount of dividends unpaid at December 31, 2009 was $430.  The preferred shares have preference as to dividends and upon dissolution or liquidation of the Company.

The Company received capital contributions of $218,500 and $31,500 from its parent companies, AEGON USA, LLC and Transamerica Life Insurance Company, respectively, on December 30, 2008.  No capital contributions were received in 2009 or 2007.

8. Capital and Surplus (continued)

The Company did not pay any dividends in 2009.  On May 2, 2008, the Company paid a common stock dividend of $300,000 to its parent companies, AEGON USA, LLC and Transamerica Occidental Life Insurance Company (TOLIC).  TOLIC was subsequently merged into Transamerica Life Insurance Company.  AEGON USA, LLC received $262,200 and TOLIC received $37,800.  On December 19, 2007, the Company paid preferred and common stock dividends of $3,410 and $196,590, respectively, which were approved by the Department of Insurance of the State of New York. AEGON USA, LLC and TOLIC received a preferred stock dividend of $2,980 and $430, respectively, and common stock dividends of $171,820 and $24,770, respectively.

On May 2, 2008, the Company received $150,000 from AEGON USA, LLC in exchange for surplus notes.  The Company received prior approval from the Superintendent of Insurance of the New York Department of Insurance prior to the issuance of the surplus note, as well as the December 31, 2009 and 2008 interest payments.  These notes are due 20 years from the date of issuance at an interest rate of 6.25% and are subordinate and junior in the right of payment to all obligations and liabilities of the Company.  In the event of liquidation of the Company, full payment of the surplus notes shall be made before the holders of common stock become entitled to any distribution of the remaining assets of the Company.

Additional information related to the surplus note at December 31, 2009 and 2008 is as follows:

The Company is subject to limitations, imposed by the State of New York, on the payment of dividends to its stockholders. Generally, dividends during any year may not be paid, without prior regulatory approval, in excess of the lesser of (1) 10 percent of the Company’s statutory surplus as of the preceding December 31, or (2) the Company’s statutory gain from operations before net realized capital gains on investments for the preceding year.  Subject to the availability of unassigned surplus at the time of such dividend, the Company can make a dividend payment of $91,163 without the prior approval of insurance regulatory authorities in 2010.

8. Capital and Surplus (continued)

The Company held special surplus funds in the amount of $3,753 and $2,235, as of December 31, 2009 and 2008, respectively, for annuitant mortality fluctuations as required under New York Regulation 47, Separate Account and Separate Account Annuities.

Life and health insurance companies are subject to certain risk-based capital (RBC) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on the various risk factors related to it. At December 31, 2009, the Company meets the minimum RBC requirements.

9. Securities Lending

The Company participates in an agent-managed securities lending program.  The Company receives collateral equal to 102% of the fair value of the loaned domestic securities as of the transaction date.  If the fair value of the collateral is at any time less than 102% of the fair value of the loaned securities, the counterparty is mandated to deliver additional collateral, the fair value of which, together with the collateral already held in connection with the lending transaction, is at least equal to 102% of the fair value of the loaned domestic securities, respectively.  In the event the Company loans a foreign security and the denomination of the currency of the collateral is other than the denomination of the currency of the loaned foreign security, the Company receives and maintains collateral equal to 105% of the fair value of the loaned security.  Cash received is reinvested and is not available for general corporate purposes.

At December 31, 2009 and December 31, 2008, respectively, securities in the amount of $242,764 and $389,490 were on loan under security lending agreements. At December 31, 2009 and 2008, the collateral the Company received from securities lending was in the form of cash and on open terms.  At December 31, 2009, cash collateral reinvested has a fair value of $247,770.

10. Retirement and Compensation Plans

The Company’s employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on International Accounting Standards 19 (IAS 19), Accounting for Employee Benefits as a percent of salaries. The benefits are based on years of service and the employee’s compensation during the highest five consecutive years of employment. The Company’s allocation of pension expense for 2009, 2008 and

10. Retirement and Compensation Plans (continued)

2007 was $8, $7 and $7, respectively.  The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.

The Company’s employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to twenty-five percent of their salary to the plan. The Company will match an amount up to three percent of the participant’s salary.  Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement Income Security Act of 1974.  Benefits expense of $5 was allocated each year for 2009, 2008 and 2007.

AEGON sponsors supplemental retirement plans to provide the Company’s senior management with benefits in excess of normal pension benefits.  The plans are noncontributory, and benefits are based on years of service and the employee’s compensation level.  The plans are unfunded and nonqualified under the Internal Revenue Service Code.  In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company.  The Company’s allocation of expense for these plans for each of the years ended December 31, 2009, 2008 and 2007 was negligible.  AEGON also sponsors an employee stock option plan/stock appreciation rights for individuals employed and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula.  These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company’s allocation of postretirement expenses was negligible for the years ended 2009, 2008 and 2007.

11. Related Party Transactions

The Company shares certain officers, employees and general expenses with affiliated companies.

11. Related Party Transactions (continued)

In accordance with an agreement between AEGON and the Company, AEGON will ensure the maintenance of certain minimum tangible net worth, operating leverage and liquidity levels of the Company, as defined in the agreement, through the contribution of additional capital by the Company’s parent as needed.

The Company is party to a Management and Administrative and Advisory agreement with AEGON USA Realty Advisors, Inc. whereby the Advisor serves as the administrator and advisor for the Company’s mortgage loan operations.  AEGON USA Investment Management, LLC acts as a discretionary investment manager under an Investment Management Agreement with the Company.  During 2009, 2008 and 2007, the Company paid $22,645, $24,960 and $24,042, respectively, for these services, which approximates its costs to the affiliates.

The Company has an administration service agreement with Transamerica Asset Management, Inc. to provide administrative services to the AEGON/Transamerica Series Trust.  The Company received $696, $682 and $530 for these services during 2009, 2008 and 2007, respectively.

Transamerica Capital, Inc. provides wholesaling distribution services for the Company under a distribution agreement.  The Company incurred expenses under this agreement of $4,768, $6,351, and $654 for the years ended December 31, 2009, 2008, and 2007, respectively.

Payables to and receivables from affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate.  During 2009, 2008 and 2007, the Company paid (received) net interest of $(58), $1 and $(174), respectively, to affiliates. At December 31, 2009, 2008 and 2007, the Company has a net amount of $42,460 due from, $14,484 due from and $40,846 due to affiliates, respectively.  Terms of settlement require that these amounts are settled within 90 days.

11. Related Party Transactions (continued)

At December 31, 2009 and 2008, the Company had short-term notes receivable of $105,600 and $98,900 as follows.  In accordance with SSAP No. 25, Accounting for and Disclosures about Transactions with Affiliates and Other Related Parties, these notes are reported as short-term investments.

12. Managing General Agents

For years ended December 31, 2009, 2008 and 2007, the Company had $24,816, $33,074 and $47,145, respectively, of direct premiums written by The Vanguard Group, Inc.  For the years ended December 31, 2009, 2008 and 2007, the Company had $6,638, $6,707 and $5,828, respectively, of direct premiums written by Vision Financial Corp. For the years ended December 31, 2009, 2008 and 2007, the Company had $8,775, $9,955 and $9,420, respectively, of direct premiums written by Benefit Marketing Systems, Inc.  For the years ended December 31, 2009, 2008 and 2007, the Company had $39, $36 and $42, respectively, of direct premiums written by League Insurance Agency.

12. Managing General Agents (continued)

Information regarding these entities is as follows:

C-           Claims Payment
B-           Binding Authority
P-           Premium Collection
U-           Underwriting

13. Commitments and Contingencies

The Company has issued synthetic GIC contracts to plan sponsors totaling $181,013 and $177,647 as of December 31, 2009 and 2008, respectively.  A synthetic GIC is an off-balance sheet fee-based product sold primarily to tax qualified plans.  The plan sponsor retains ownership and control of the related plan assets.  The Company provides book value benefit responsiveness in the event that qualified plan benefit requests exceed plan cash flows.  In certain contracts, the Company agrees to make advances to meet benefit payment needs and earns a market interest rate on these advances.  The periodically adjusted contract-crediting rate is the means by which investment and benefit responsive experience is passed through to participants.  In return for the book value benefit responsive guarantee, the Company receives a premium, which varies based on such elements as benefit responsive exposure and contract size. The Company underwrites the plans for the possibility of having to make benefit payments and also must agree to the investment guidelines to ensure appropriate credit quality and cash flow matching.  The assets relating to such contracts are not recognized in the Company’s statutory-basis financial statements. A contract reserve has been established for the possibility of unexpected benefit payments at below market interest rates of $1,000 and $8,083 at December 31, 2009 and 2008, respectively.

The Company has contingent commitments for $19,381 and $21,913, at December 31, 2009 and 2008, respectively, for joint ventures, partnerships and limited liability companies.  There were no LIHTC commitments as of December 31, 2009 or 2008.

The Company may pledge assets as collateral for derivative transactions. At December 31, 2009 and 2008, the Company has pledged invested assets with a carrying value of $40,628 and $244,814, respectively, and fair value of $38,059 and $228,267, respectively, in conjunction with these transactions.  Also, in conjunction with the derivative transactions, cash in the amount of $37,127 and $129,229 and securities in the amount of $6,798 and $92,780 were posted to the Company as of December 31, 2009 and 2008, respectively, which were not included in the financials of the Company.

There were no securities being acquired on a “to be announced” (TBA) basis at December 31, 2009 or 2008.

Private placement commitments outstanding as of December 31, 2009 were $10,000.  There were no private placement commitments outstanding at December 31, 2008.

The Company is a party to legal proceedings involving a variety of issues incidental to its business.  Lawsuits may be brought in nearly any federal or state court in the United States or in an arbitral forum.  In addition, there continues to be significant federal and state regulatory activity relating to financial services companies.  The Company’s legal

13. Commitments and Contingencies (continued)

proceedings are subject to many variables, and given its complexity and scope, outcomes cannot be predicted with certainty. Although legal proceedings sometimes include substantial demands for compensatory and punitive damages, and injunctive relief, it is management’s opinion that damages arising from such demands will not be material to the Company’s financial position or results of operations.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies.  Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company’s balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company and are not required to be accrued for financial reporting purposes. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations.  The Company has established a reserve of $783 with no offsetting premium tax benefit, at December 31, 2009 and 2008 for its estimated share of guaranty fund assessments related to several major insurer insolvencies.  The guaranty fund expense was $(42), $66 and $73 for the years ended December 31, 2009, 2008 and 2007, respectively.

14.           Sales, Transfer, and Servicing of Financial Assets and Extinguishments of Liabilities

In the course of the Company’s asset management, securities are sold and reacquired within 30 days of the sale date to enhance the Company’s yield on its investment portfolio. The details by NAIC designation 3 or below of securities sold during 2009 and reacquired within 30 days of the sale date are:

Transamerica Financial Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)
(Dollars in Thousands)

15. Reconciliation to Statutory Statement

The 2008 Annual Statement did not include the appropriate tax effect on both the mark to market income on a derivative and the associated statutory and tax reserves related to the Company’s variable annuities as of December 31, 2008.  This item was adjusted for in the 2008 financial statements, as discussed further below, and was corrected through federal income tax expense in the 2009 Annual Statement.  There were no reconciling items at December 31, 2007 or for the years then ended.  The reconciling items as of December 31, 2009 are as follows:

15. Reconciliation to Statutory Statement (continued)

The following is a reconciliation of amounts previously reported to the Department of Insurance of the State of New York in the 2008 Annual Statement, to those reported in the accompanying statutory-basis financial statements:

December 31, 2008
Balance Sheet:		
Assets as reported in the Company's Annual Statement	$	18,792,373
Reduce current federal income tax recoverable		(50,479)
Increase admissible deferred income tax asset		5,089
Effect of change in presentation of derivatives		**6,259**
Assets as reported in the accompanying audited statutory-basis balance sheet	$	18,753,242
Liabilities as reported in the Company's Annual Statement	$	17,985,899
Adjust current federal income tax payable		–
Effect of change in presentation of derivatives		**6,259**
Liabilities as reported in the accompanying audited statutory-basis balance sheet	$	17,992,158
Capital and surplus as reported in the company's Annual Statement	$	806,474
Reduce federal income tax benefit		(50,479)
Increase admissible deferred income tax asset		5,089
Total capital and surplus as reported in the accompanying audited statutory-basis balance sheet	$	761,084
Statement of Operations:		
Statutory net loss as reported in the Company's Annual Statement of Operations:	$	(296,851)
Reduce federal income tax benefit		(50,479)
Total statutory net income (loss) per financial statements	$	(347,330)

16. Subsequent Events

The financial statements are adjusted to reflect events that occurred between the balance sheet date and the date when the financial statements are available to be issued, April 9, 2010, provided they give evidence of conditions that existed at the balance sheet date (Type I).  Events that are indicative of conditions that arose after the balance sheet date are disclosed, but do not result in an adjustment of the financial statements themselves (Type II).  As of April 9, 2010, the Company has not identified any Type I or Type II subsequent events for the year ended December 31, 2009.

Transamerica Financial Life Insurance Company
Summary of Investments – Other Than
Investments in Related Parties
(Dollars in Thousands)

December 31, 2009

Transamerica Financial Life Insurance Company
Supplementary Insurance Information
(Dollars in Thousands)

SCHEDULE III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*
Year ended December 31, 2009							
Individual life	$ 1,052,077	$ —	$ 69,075	$ 371,689	$ 67,185	$ 338,255	$ 127,354
Individual health	21,812	7,057	9,701	35,931	2,351	19,149	12,099
Group life and health	109,798	1,865	6,648	49,459	6,777	35,255	11,910
Annuity	6,934,802	—	616	3,871,445	429,271	2,376,721	1,514,974
	$ 8,118,489	$ 8,922	$ 86,040	$ 4,328,524	$ 505,584	$2,769,380	$1,666,337
Year ended December 31, 2008							
Individual life	$ 997,862	$ —	$ 76,459	$ 366,364	$ 63,465	$ 346,643	$ 125,394
Individual health	20,332	8,751	10,311	33,458	2,345	20,831	14,978
Group life and health	98,158	1,964	6,368	36,309	4,079	100,428	8,847
Annuity	6,867,636	—	558	4,161,192	395,328	3,983,637	1,037,262
	$ 7,983,988	$ 10,715	$ 93,696	$ 4,597,323	$ 465,217	$ 4,451,539	$ 1,186,481
Year ended December 31, 2007							
Individual life	$ 924,646	$ —	$ 84,675	$ 362,636	$ 61,817	$ 303,227	$ 157,932
Individual health	18,044	10,862	9,653	33,874	2,306	21,645	14,679
Group life and health	23,394	1,051	4,691	33,415	1,661	21,392	8,625
Annuity	5,710,310	—	328	3,109,526	361,571	2,897,402	551,202
	$ 6,676,394	$ 11,913	$ 99,347	$ 3,539,451	$ 427,355	$ 3,243,666	$ 732,438

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

Transamerica Financial Life Insurance Company
Reinsurance
(Dollars in Thousands)

SCHEDULE IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009					
Life insurance in force	$ 14,300,336	$ 198,447,986	$ 282,803,169	$ 98,655,519	287%
Premiums:					
Individual life	$ 112,794	$ 396,792	$ 655,687	$ 371,689	176%
Individual health	37,442	552	(959)	35,931	-3%
Group life and health	44,044	431	5,846	49,459	12%
Annuity	3,858,636	208	13,017	3,871,445	0%
	$ 4,052,916	$ 397,983	$ 673,591	$ 4,328,524	16%
Year ended December 31, 2008					
Life insurance in force	$ 12,267,406	$ 194,169,113	$ 284,149,798	$ 102,248,091	278%
Premiums:					
Individual life	$ 108,629	$ 373,442	$ 631,177	$ 366,364	172%
Individual health	32,624	124	958	33,458	3%
Group life and health	32,666	48	3,691	36,309	10%
Annuity	4,142,719	290	18,763	4,161,192	0%
	$ 4,316,638	$ 373,904	$ 654,589	$ 4,597,323	14%
Year ended December 31, 2007					
Life insurance in force	$ 11,199,289	$ 184,378,157	$ 281,884,603	$ 108,705,735	259%
Premiums:					
Individual life	$ 94,030	$ 371,975	$ 640,579	$ 362,634	177%
Individual health	32,756	155	1,273	33,874	4%
Group life and health	31,438	51	2,029	33,416	6%
Annuity	3,086,496	338	23,369	3,109,527	1%
	$ 3,244,720	$ 372,519	$ 667,250	$ 3,539,451	19%

PART C - OTHER INFORMATION
Item 26.         Exhibits

(a)		Resolution of the Board of Directors of Transamerica establishing the separate account (1)
(b)		Not Applicable
(c)		Distribution of Policies
	(i)	Master Service and Distribution Compliance Agreement (2)
	(ii)	Amendment to Master Service and Distribution Compliance Agreement (3)
	(iii)	Form of Broker/Dealer Supervisory and Service Agreement (3)
	(iv)	Amended and Restated Principal Underwriting Agreement dated January 25, 2005.Principal Underwriting Agreement (13)
	(v)	First Amendment No. 1 to Principal Underwriting Agreement (1 3 )
	(vi)	Amendment No. 2 and Novation to the amended and restated Principal Underwriting Agreement dated May 1, 2007Principal Underwriting Agreement with Transamerica Capital, Inc. (13)
	(vii)	Amendment No. 3 to the amended and restated Principal Underwriting Agreement dated Nov. 1, 2007. (13)
	(viii)	Amendment No. 4 to the amended and restated Principal Underwriting Agreement dated May 1, 2008. (13)
(d)	(i)	Specimen Flexible Premium Variable Life Insurance Policy (6)
	(ii)	Children’s Insurance Rider (6)
	(iii)	Disability Waiver of Monthly Deductions Rider (6)
	(iv)	Accidental Death Benefit Rider (6)
	(v)	Primary Insured Rider Plus (6)
	(vi)	Other Insured Rider (6)
	(vii)	Terminal Illness Accelerated Death Benefit Rider (6)
	(viii)	Endorsement – Asset Rebalancing (6)
	(ix)	Endorsement – Dollar Cost Averaging (6)
(e)		Application for Flexible Premium Variable Life Insurance Policy (1)
(f)	(i)	Certificate of Incorporation of AUSA Life (1)
	(ii)	Amended and Restated By-Laws of AUSA Life (1)
(g)		Reinsurance Contracts
(i)
Reinsurance Treaty dated May 1, 1999 Among AUSA Life, Phoenix Home Life Mutual Insurance Company, Swiss Re Life & Health America, Inc., The Lincoln National Life Insurance Company and Transamerica Occidental Life Insurance Company and Amendments Thereto (9)

(h)	(i)	Participation Agreement Among AUSA Life Insurance Company, Inc., Western Reserve Life Assurance Co. of Ohio and WRL Series Fund, Inc. (7)
	(ii)	Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (4)
	(iii)	Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (4)
	(iv)	Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life dated August 31, 2000 (4)
	(v)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)
	(vi)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)
	(vii)	Second Amendment to Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and AUSA Life dated May 1, 2001 (5)
	(viii)	Third Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated July 2, 2001 (8)
	(ix)	Third Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and AUSA Life dated July 2, 2001 (8)

	(x)	Fifth Amendment to Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica dated July 1, 2004 (10)
	(xi)	Amendment No. 30 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other AEGON affiliated Companies dated June 10, 2004 (11)
	(xii)	Amendment No. 31 to Participation Agreement Among AEGON/Transamerica Series Fund, Inc. and Transamerica and other AEGON affiliated Companies dated October 22, 2004 (11)
	(xiii)	Amendment No. 32 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated May 1, 2005 (12)
	(xiv)	Amendment No. 33 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated September 1, 2005 (12)
	(xv)	Amendment No. 34 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated May 1, 2006 (13)
	(xvi)	Amendment No. 35 to Participation Agreement Among AEGON/Transamerica Series Trust and Transamerica and other AEGON Affiliated Companies dated July 30, 2007 (13)
	(xvii)	Participation Agreement among ProFunds, Access One Trust, ProFunds Advisors, Inc. and Transamerica dated June 6, 2006. (13)
	(xviii)	Amendment No. 1 to Participation Agreement among ProFunds, Access One Trust, ProFund Advisors, Inc. and Transamerica dated June 1, 2007.(13)
	(xix)	Amendment No. 2to Participation Agreement among ProFunds, Access One Trust, ProFund Advisors, Inc. and Transamerica dated February 28, 2008. (13)
	(xx)	Amendment to Participation Agreement among AllianceBernstein Variable Products Series Fund, Inc. and Transamerica Financial Life Insurance Co. dated May 1, 2009 (14)
(xxi)
Amendment No. 6 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Transamerica Financial Life Insurance Co. and Transamerica Capital, Inc. dated May 1, 2009 (14)

	(xxii)	Amendment No. 40 to Participation Agreement between Transamerica Series Trust and Transamerica Financial Life Insurance Co. dated May 1, 2009 (14)
	(xxiii)	Amendment No. 41 to Participation Agreement between Transamerica Series Trust and Transamerica Financial Life Insurance Co. dated November 1, 2009. (15)
	(xxiv)	Amendment No. 42 to Participation Agreement between Transamerica Series Trust and Transamerica Financial Life Insurance Co. dated May 1, 2010.(15)
(i)		Not Applicable
(j)		Not Applicable
(k)		Opinion and Consent of Robert F. Colby, Esq. as to Legality of Securities Being Registered
(l)		Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered
(m)		Sample Hypothetical Illustration (10)
(n)		Other Opinions
	(i)	Written Consent of Ernst & Young LLP
(o)		Not Applicable
(p)		Not Applicable
(q)		Memorandum describing issuance, transfer and redemption procedures (14)
(r)		Powers of Attorney (14)

___________________________________
(1)	This exhibit was previously filed on Pre-Effective Amendment No. 2 to Form S-6 Registration Statement dated October 20, 1997 (File No. 33-86696) and is incorporated herein by reference.
(2)	This exhibit was previously filed on Post-Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
(3)	This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

(4)	This exhibit was previously filed on Post-Effective Amendment No. 3 to Form S-6 Registration Statement dated April 18, 2001 (File No. 333-38343) and is incorporated herein by reference.
(5)	This exhibit was previously filed on Pre-Efffective Amendment No. 1 to the Registration Statement to Form S-6 dated June 24, 1998 (File No. 333- 38343 ) and is incorporated herein by reference.
(6)	This exhibit was previously filed on Initial Registration Statement to Form S-6 Registration Statement dated October 21, 1997 (File No. 333-38343) and is incorporated herein by reference.
(7)	This exhibit was previously filed on Pre-Effective Amendment No. 3 to Form S-6 Registration Statement dated June 23, 1998 (File No. 33-86696) and is incorporated herein by reference.
(8)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form S-6 Registration Statement dated April 21, 2000 (File No. 333- 38343 ) and is incorporated herein by reference.

(9)	This exhibit was previously filed on Post-Effective Amendment No. 2 to Form N-6 Registration Statement dated FEruary 20, 2003 (File No. 333- 61654 ) and is incorporated herein by reference.

(10)	This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-6 Registration Statement dated July 14, 2004 (File No. 333-113442) and is incorporated herein by reference.
(11)	This exhibit was previously filed on Post-Effective Amendment No. 5 to Form N-6 Registration Statement dated April 14, 2005 (File No. 333-61654) and is incorporated herein by reference.
(12)	This exhibit was previously filed on Post-Effective Amendment No. 6 to Form N-6 Registration Statement dated April 13, 2006 (File No. 333-61654) and is incorporated herein by reference.

(13)	This exhibit was previously filed on Post-Effective Amendment No. 8 to Form N-6 Registration Statement dated April 25, 2008 (File 333-113442) and is incorporated herein by reference.
(14)	This exhibit was previously filed on Post-Effective Amendment No. 12 to Form N-6 Registration Statement dated April 29, 2009 (File No. 333-61654) and is incorporated herein by reference.
(15)	This exhibit was previously filed on Post-Effective Amendment No. 13 to Form N-6 Registration Statement dated April 16 , 2010 (File No. 333-61654) and is incorporated herein by reference.

Item 27.                    Directors and Officers of the Depositor

Name	Principal Business Address	Position and Offices with Depositor
Peter Kunkel	(2)	Chairman of the Board and President
William Brown, Jr.	(3)	Director
John T. Mallett	(1)	Director
Steven E. Frushtick	(4)	Director
Peter P. Post	(5)	Director
Colette F. Vargas	(1)	Director and Chief Actuary
Joseph P. Carusone	(1)	Director
Robert F. Colby	(1)	Director, Vice President, Assistant Secretary and Counsel
Elizabeth Belanger	(1)	Director
M. Craig Fowler	(8)	Treasurer and Vice President
(1)	440 Mamaroneck Avenue, Harrison, NY 10528
(2)	4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001
(3)	14 Windward Avenue, White Plains, New York 10605
(4)	500 Fifth Avenue, New York, New York 10110
(5)	415 Madison Avenue, New York, New York 10017
(6)	51 JFK Parkway, Shorthills, New Jersey 07078
(7)	54 Coronado Pointe, Laguna Niguel, California 92677
(8)	400 West Market St., Louisville, KY 40202

Item 28.  Persons Controlled by or Under Common Control with the Depositor or Registrant

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Academy Alliance Holdings Inc.	Canada	100% Creditor Resources, Inc.	Holding company
Academy Alliance Insurance Inc.	Canada	100% Creditor Resources, Inc.	Insurance
AEGON Alliances, Inc.	Virginia	100% Commonwealth General Corporation	Insurance company marketing support
AEGON Asset Management Services, Inc.	Delaware	100% AUSA Holding Co.	Registered investment advisor
AEGON Assignment Corporation	Illinois	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Assignment Corporation of Kentucky	Kentucky	100% AEGON Financial Services Group, Inc.	Administrator of structured settlements
AEGON Canada ULC	Canada	Ownership split between AEGON Canada Holding B.V. and TIHI Canada Holding, LLC	Holding company
AEGON Capital Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Portfolio management company/investment advisor
AEGON-CMF GP, LLC	Delaware	Transamerica Realty Services, Inc. is sole Member	Investment in commercial mortgage loans
AEGON Core Mortgage Fund, LP	Delaware	General Partner - AEGON-CMF GP, LLC	Investment in mortgages
AEGON Derivatives N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Direct Marketing Services, Inc.	Maryland	Monumental Life Insurance Company owns 103,324 shares; Commonwealth General Corporation owns 37,161 shares	Marketing company
AEGON Direct Marketing Services International, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Marketing arm for sale of mass marketed insurance coverage
AEGON Direct Marketing Services Australia Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Marketing/operations company
AEGON Direct Marketing Services e Corretora de Seguros Ltda.	Brazil	749,000 quota shares owned by AEGON DMS Holding B.V.; 1 quota share owned by AEGON International B.V.	Brokerage company
AEGON Direct Marketing Services Europe Ltd.	United Kingdom	100% Cornerstone International Holdings, Ltd.	Marketing
AEGON Direct Marketing Services Hong Kong Limited	China	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.
AEGON Direct Marketing Services Insurance Broker (HK) Limited	Hong Kong	100% AEGON Direct Marketing Services Hong Kong Limited	Brokerage company
AEGON Direct Marketing Services Japan K.K.	Japan	100% AEGON DMS Holding B.V.	Marketing company
AEGON Direct Marketing Services Korea Co., Ltd.	Korea	100% AEGON DMS Holding B.V.	Provide consulting services ancillary to the marketing of insurance products overseas.

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Direct Marketing Services Mexico, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide management advisory and technical consultancy services.
AEGON Direct Marketing Services Mexico Servicios, S.A. de C.V.	Mexico	100% AEGON DMS Holding B.V.	Provide marketing, trading, telemarketing and advertising services in favor of any third party, particularly in favor of insurance and reinsurance companies.
AEGON Direct Marketing Services, Inc.	Taiwan	100% AEGON DMS Holding B.V.
Authorized business:  Enterprise management consultancy, credit investigation services, to engage in business not prohibited or restricted under any law of R.O.C., except business requiring special permission of government

AEGON Direct Marketing Services (Thailand) Ltd.	Thailand	93% Transamerica International Direct Marketing Consultants, LLC; remaining 7% held by various AEGON employees	Marketing of insurance products in Thailand
AEGON DMS Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company
AEGON Financial Services Group, Inc.	Minnesota	100% Transamerica Life Insurance Company	Marketing
AEGON Fund Management Inc.	Canada	100% AEGON Asset Management (Canada) B.V.	Mutual fund manager
AEGON Funding Company, LLC.	Delaware	100% AEGON USA, LLC	Issue debt securities-net proceeds used to make loans to affiliates
AEGON Institutional Markets, Inc.	Delaware	100% Commonwealth General Corporation	Provider of investment, marketing and administrative services to insurance companies
AEGON International B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Life Insurance Agency Inc.	Taiwan	100% AEGON Direct Marketing Services, Inc. (Taiwan Domiciled)	Life insurance
AEGON Managed Enhanced Cash, LLC	Delaware	Members: Transamerica Life Insurance Company (74.8759%) ; Monumental Life Insurance Company (25.1241%)	Investment vehicle for securities lending cash collateral
AEGON Management Company	Indiana	100% AEGON U.S. Holding Corporation	Holding company
AEGON N.V.	Netherlands	22.95% of Vereniging AEGON Netherlands Membership Association	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
AEGON Nederland N.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Nevak Holding B.V.	Netherlands	100% AEGON N.V.	Holding company
AEGON Structured Settlements, Inc.	Kentucky	100% Commonwealth General Corporation	Administers structured settlements of plaintiff’s physical injury claims against property and casualty insurance companies
AEGON U.S. Holding Corporation	Delaware	100% Transamerica Corporation	Holding company
AEGON USA Asset Management Holding, LLC	Iowa	100% AUSA Holding Company	Holding company
AEGON USA Investment Management, LLC	Iowa	100% AEGON USA Asset Management Holding, LLC	Investment advisor
AEGON USA Real Estate Services, Inc.	Delaware	100% AEGON USA Realty Advisors, Inc.	Real estate and mortgage holding company
AEGON USA Realty Advisors, LLC	Iowa	Sole Member - AEGON USA Asset Management Holding, LLC	Administrative and investment services
AEGON USA Realty Advisors of California, Inc.	Iowa	100% AEGON USA Realty Advisors, Inc.	Investments
AEGON USA Travel and Conference Services LLC	Iowa	100% Money Services, Inc.	Travel and conference services
AEGON USA, LLC	Iowa	100% AEGON U.S. Holding Corporation	Holding company
AFSG Securities Corporation	Pennsylvania	100% Commonwealth General Corporation	Inactive
ALH Properties Eight LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Eleven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Four LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Nine LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seven LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Seventeen LLC	Delaware	100% FGH USA LLC	Real estate

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
ALH Properties Sixteen LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Ten LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Twelve LLC	Delaware	100% FGH USA LLC	Real estate
ALH Properties Two LLC	Delaware	100% FGH USA LLC	Real estate
American Bond Services LLC	Iowa	100% Transamerica Life Insurance Company (sole member)	Limited liability company
Ampac, Inc.	Texas	100% Commonwealth General Corporation	Managing general agent
ARC Reinsurance Corporation	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
ARV Pacific Villas, A California Limited Partnership	California	General Partners - Transamerica Affordable Housing, Inc. (0.5%); Non-Affiliate of AEGON, Jamboree Housing Corp. (0.5%). Limited Partner: Transamerica Life Insurance Company (99%)	Property
Asia Business Consulting Company	China	100% Asia Investments Holdings, Limited	Provide various services upon request from Beijing Dafu Insurance Agency.
Asia Investments Holdings, Limited	Hong Kong	99% Transamerica Life Insurance Company	Holding company
AUSA Holding Company	Maryland	100% AEGON USA, LLC	Holding company
AUSA Properties, Inc.	Iowa	100% AUSA Holding Company	Own, operate and manage real estate
AUSACAN LP	Canada	General Partner - AUSA Holding Co. (1%); Limited Partner - AEGON USA, LLC (99%)	Inter-company lending and general business
Bay Area Community Investments I, LLC	California	70%Transamerica Life Insurance Company; 30% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments I, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Bay State Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Investments in low income housing tax credit properties
Beijing Dafu Insurance Agency Co. Ltd.	Peoples Republic of China	10% owned by WFG China Holdings, Inc.; 90% owned by private individual (non-AEGON associated)	Insurance Agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Canadian Premier Holdings Ltd.	Canada	100% AEGON DMS Holding B.V.	Holding company
Canadian Premier Life Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Capital General Development Corporation	Delaware	2.64 shares of common stock owned by AEGON USA, LLC 18.79 shares of common stock owned by Commonwealth General Corporation	Holding company
Capmark Affordable Tax Credit Fund II, LLC	Delaware	100% owned by Garnet LIHTC Fund VIII, LLC	Investments
CBC Insurance Revenue Securitization, LLC	Delaware	100% Clark Consulting, LLC	Special purpose
CC Matteson, LLC	Illinois	Members: Monumental Life Insurance Company (83.03%); Pan-American Life Insurance Company, a non-affiliate of AEGON (9.75%); Nationwide Life Insurance Company, a non-affiliate of AEGON (7.22%)	Ownership of commercial real estate acquired via remedies enforcement.
Chicago Community Housing Fund I, LLC	Delaware	100% Transamerica Life Insurance Company	Investments
Clark/Bardes (Bermuda) Ltd.	Bermuda	100% Clark, LLC	Insurance agency
Clark, LLC	Delaware	Sole Member - Diverisified Investment Advisors, Inc.	Holding company
Clark Consulting, LLC	Delaware	100% Clark, LLC	Financial consulting firm
Clark Investment Strategies, inc.	Delaware	100% Clark Consulting, LLC	Registered investment advisor
Clark Securities, Inc.	California	100% Clark Consulting, LLC	Broker-Dealer
Commonwealth General Corporation	Delaware	100% AEGON U.S. Holding Corporation	Holding company
Consumer Membership Services Canada Inc.	Canada	100% Canadian Premier Holdings Ltd.	Marketing of credit card protection membership services in Canada
Cornerstone International Holdings Ltd.	UK	100% AEGON DMS Holding B.V.	Holding company
CRG Insurance Agency, Inc.	California	100% Clark Consulting, Inc.	Insurance agency
Creditor Resources, Inc.	Michigan	100% AUSA Holding Co.	Credit insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
CRI Canada Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Credit Group Services Inc.	Canada	100% Creditor Resources, Inc.	Holding company
CRI Solutions Inc.	Maryland	100% Creditor Resources, Inc.	Sales of reinsurance and credit insurance
Cupples State LIHTC Investors, LLC	Delaware	100% Garnet LIHTC Fund VIII, LLC	Investments
Diversified Actuarial Services, Inc.	Massachusetts	100% Diversified Investment Advisors, Inc.	Employee benefit and actuarial consulting
Diversified Investment Advisors, Inc.	Delaware	100% AUSA Holding Company	Registered investment advisor
Diversified Investors Securities Corp.	Delaware	100% Diversified Investment Advisors, Inc.	Broker-Dealer
FGH Realty Credit LLC	Delaware	100% FGH USA, LLC	Real estate
FGH USA LLC	Delaware	100% RCC North America LLC	Real estate
FGP 90 West Street LLC	Delaware	100% FGH USA LLC	Real estate
FGP Islandia, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West 32nd Street, Inc.	Delaware	100% FGH USA LLC	Real estate
FGP West Mezzanine LLC	Delaware	100% FGH USA LLC	Real estate
FGP West Street LLC	Delaware	100% FGP West Mezzanine LLC	Real estate
FGP West Street Two LLC	Delaware	100% FGH USA LLC	Real estate
Fifth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Financial Planning Services, Inc.	District of Columbia	100% Commonwealth General Corporation	Special-purpose subsidiary

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
First FGP LLC	Delaware	100% FGH USA LLC	Real estate
Flashdance, LLC	New York	100% Transamerica Life Insurance Company	Broadway production
Fourth & Market Funding, LLC	Delaware	Commonwealth General Corporation owns 0% participating percentage, but is Managing Member. Ownership: 99% Monumental Life Insurance Company and 1% Garnet Assurance Corporation II	Inactive
Fourth FGP LLC	Delaware	100% FGH USA LLC	Real estate
Garnet Assurance Corporation	Kentucky	100%Transamerica Life Insurance Company	Investments
Garnet Assurance Corporation II	Iowa	100% Commonwealth General Corporation	Business investments
Garnet Community Investments, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments II, LLC	Delaware	100% Monumental Life Insurance Company	Securities
Garnet Community Investments III, LLC	Delaware	100%Transamerica Life Insurance Company	Business investments
Garnet Community Investments IV, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments V, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments VIII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments IX, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments X, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XI, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet Community Investments XII, LLC	Delaware	100% Monumental Life Insurance Company	Investments
Garnet LIHTC Fund II, LLC	Delaware	Members: Garnet Community Investments II, LLC (0.01%); Metropolitan Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund III, LLC	Delaware	Members: Garnet Community Investments III, LLC (0.01%); Jefferson-Pilot Life Insurance Company, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund IV, LLC	Delaware	Members: Garnet Community Investments IV, LLC (0.01%); Goldenrod Asset Management, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund V, LLC	Delaware	Members: Garnet Community Investments V, LLC (0.01%); Lease Plan North America, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VI, LLC	Delaware	Members: Garnet Community Investments VI, LLC (0.01%); Pydna Corporation, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund VII, LLC	Delaware	Members: Garnet Community Investments VII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund VIII, LLC	Delaware	Members: Garnet Community Investments VIII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate(99.99%)	Investments
Garnet LIHTC Fund IX, LLC	Delaware	Members: Garnet Community Investments IX, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund X, LLC	Delaware	Members: Garnet Community Investments X, LLC (0.01%); Goldenrod Asset Management, a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XI, LLC	Delaware	Members: Garnet Community Investments XI, LLC (0.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XII-A, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-B, LLC	Delaware	Garnet Community Investments XII, LLC (0.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XII-C, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); NorLease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIII, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); and the following non-AEGON affiliates: Bank of America, N.A.( 73.39%); J.P. Morgan Chase Bank, N.A. (13.30%); NorLease, Inc. (13.30%)	Investments
Garnet LIHTC Fund XIII-A, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); J.P. Morgan Chase Bank, N.A., a non-AEGON affiliate (99.99%)	Investments

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Garnet LIHTC Fund XIII-B, LLC	Delaware	Garnet Community Investments XII, LLC (.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XIV, LLC	Delaware	0.01% Garnet Community Investments, LLC; 49.995% Wells Fargo Bank, N.A.; and 49.995% Goldenrod Asset Management, Inc.	Investments
Garnet LIHTC Fund XV, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XVI, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); FNBC Leasing Corporation, a non-AEGON entity (99.99%)	Investments
Garnet LIHTC Fund XVII, LLC	Delaware
 Members: Garnet Community Investments, LLC (0.01%); ING USA Annuity and Life Insurance company, a non-affiliate of AEGON  (12.999%), and ReliaStar Life Insurance Company, a non-affiliate of AEGON (86.991%).
Investments
Garnet LIHTC Fund XVIII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XIX, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Bank of America, N.A., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XX, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Norlease, Inc., a non-AEGON affiliate (99.99%)	Investments
Garnet LIHTC Fund XXIII, LLC	Delaware	Members: Garnet Community Investments, LLC (0.01%); Idacorp Financial Services, Inc. (99.99%)	Investments
Garnet LIHTC Fund XXIV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXV, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXVI, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Garnet LIHTC Fund XXVII, LLC	Delaware	100% Garnet Community Investments, LLC	Investments
Global Preferred Re Limited	Bermuda	100% AEGON USA, LLC	Reinsurance
Innergy Lending, LLC	Delaware	50% World Financial Group, Inc.; 50% ComUnity Lending, Inc.(non-AEGON entity)	In the process of being dissolved
Investment Advisors International, Inc.	Delaware	100% AUSA Holding Company	Investments
Investors Warranty of America, Inc.	Iowa	100% AUSA Holding Co.	Leases business equipment
JMH Operating Company, Inc.	Mississippi	100% Monumental Life Insurance Company	Real estate holdings

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Legacy General Insurance Company	Canada	100% Canadian Premier Holdings Ltd.	Insurance company
Life Investors Alliance, LLC	Delaware	100% Transamerica Life Insurance Company	Purchase, own, and hold the equity interest of other entities
Life Investors Financial Group, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
LIICA Holdings, LLC	Delaware	Sole Member: Transamerica Life Insurance Company	To form and capitalize LIICA Re I, Inc.
LIICA Re I, Inc.	Vermont	100% LIICA Holdings, LLC	Captive insurance company
LIICA Re II, Inc.	Vermont	100%Transamerica Life Insurance Company	Captive insurance company
Massachusetts Fidelity Trust Company	Iowa	100% AUSA Holding Co.	Trust company
Merrill Lynch Life Insurance Company	Arkansas	100% AEGON USA, LLC	Insurance company
ML Life Insurance Company of New York	New York	100% AEGON USA, LLC	Insurance company
MLIC Re I, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Money Services, Inc.	Delaware	100% AUSA Holding Co.	Provides financial counseling for employees and agents of affiliated companies
Monumental General Administrators, Inc.	Maryland	100% Monumental General Insurance Group, Inc.	Provides management services to unaffiliated third party administrator
Monumental General Insurance Group, Inc.	Maryland	100% AUSA Holding Co.	Holding company
Monumental Life Insurance Company	Iowa	99.72% Capital General Development Corporation; .28% Commonwealth General Corporation	Insurance Company
nVISION Financial, Inc.	Iowa	100% AUSA Holding Company	Special-purpose subsidiary
National Association Management and Consultant Services, Inc.	Maryland	100% Monumental General Administrators, Inc.	Provides actuarial consulting services
NEF Investment Company	California	100% Transamerica Life Insurance Company	Real estate development
New Markets Community Investment Fund, LLC	Iowa	50% AEGON Institutional Markets, Inc.; 50% AEGON USA Realty Advisors, Inc.	Community development entity
Oncor Insurance Services, LLC	Iowa	Sole Member - Life Investors Financial Group, Inc.	Direct sales of term life insurance
Peoples Benefit Services, Inc.	Pennsylvania	100% Stonebridge Life Insurance Company	Special-purpose subsidiary
Pine Falls Re, Inc.	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
Primus Guaranty, Ltd.	Bermuda
Partners are:  Transamerica Life Insurance Company (13.1%) and non-affiliates of AEGON:  XL Capital, Ltd. (34.7%); CalPERS/PCO Corporate Partners Fund, LLC (13.0%); Radian Group (11.1%). The remaining 28.1% of stock is publicly owned.
Provides protection from default risk of investment grade corporate and sovereign issues of financial obligations.
Prisma Holdings, Inc. I	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Prisma Holdings, Inc. II	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Pyramid Insurance Company, Ltd.	Hawaii	100% Transamerica Corporation	Property & Casualty Insurance
Quantitative Data Solutions, LLC	Delaware	100% Transamerica Life Insurance Company	Special purpose corporation
RCC North America LLC	Delaware	100% AEGON USA, LLC	Real estate
Real Estate Alternatives Portfolio 1 LLC	Delaware
Members:  Transamerica Life Insurance Company (90.958905%); Monumental Life Insurance Company (6.301370%); Transamerica Financial Life Insurance Company (2.739725%). Manager:  AEGON USA Realty Advisors, Inc.
Real estate alternatives investment
Real Estate Alternatives Portfolio 2 LLC	Delaware	Members are: Transamerica Life Insurance Company (90.25%); Transamerica Financial Life Insurance Company (7.5%); Stonebridge Life Insurance Company (2.25%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3 LLC	Delaware	Members are: Transamerica Life Insurance Company (73.4%); Monumental Life Insurance Company (25.6%); Stonebridge Life Insurance Company (1%). Manager: AEGON USA Realty Advisors, Inc.	Real estate alternatives investment
Real Estate Alternatives Portfolio 3A, Inc.	Delaware	Members: Monumental Life Insurance Company (37%); Transamerica Financial Life Insurance Company (9.4%); Transamerica Life Insurance Company (52.6%); Stonebridge Life Insurance Company (1%)	Real estate alternatives investment
Real Estate Alternatives Portfolio 4 HR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 4 MR, LLC	Delaware	Members are: Transamerica Life Insurance Company (64%); Monumental Life Insurance Company (32%); Transamerica Financial Life Insurance Company (4%). Manager: AEGON USA Realty Advisors, Inc.	Investment vehicle for alternative real estate investments that are established annually for our affiliated companies common investment
Real Estate Alternatives Portfolio 5 RE, LLC	Delaware	AEGON USA Realty Advisors, LLC is non-owner Manager; no ownership interests at this time.	Real estate investments
Realty Information Systems, Inc.	Iowa	100% Transamerica Realty Services, LLC	Information Systems for real estate investment management

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Retirement Project Oakmont	California
General Partner: Transamerica Oakmont Retirement Associates, a CA limited partnership; Transamerica Life Insurance Company (limited partner); and Oakmont Gardens, a CA limited partnership (non-AEGON entity limited partner).  General Partner of Transamerica Oakmont Retirement Associates is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.
Senior living apartment complex
River Ridge Insurance Company	Vermont	100% AEGON Management Company	Captive insurance company
Second FGP LLC	Delaware	100% FGH USA LLC	Real estate
Selient Inc.	Canada	100% Canadian Premier Holdings LTD.	Application service provider providing loan origination platforms to Canadian credit unions.
Separate Account Fund C	California	100% Transamerica Life Insurance Company	Mutual Fund
Seventh FGP LLC	Delaware	100% FGH USA LLC	Real estate
Short Hills Management Company	New Jersey	100% AEGON U.S. Holding Corporation	Holding company
Southwest Equity Life Insurance Company	Arizona	Voting common stock is allocated 75% of total cumulative vote - AEGON USA, LLC. Participating Common stock (100% owned by non-AEGON shareholders) is allocated 25% of total cumulative vote.	Insurance
Stonebridge Benefit Services, Inc.	Delaware	100% Commonwealth General Corporation	Health discount plan
Stonebridge Casualty Insurance Company	Ohio	100% AEGON USA, LLC	Insurance company
Stonebridge Group, Inc.	Delaware	100% Commonwealth General Corporation	General purpose corporation
Stonebridge International Insurance Ltd.	UK	100% Cornerstone International Holdings Ltd.	General insurance company
Stonebridge Life Insurance Company	Vermont	100% Commonwealth General Corporation	Insurance company
Stonebridge Reinsurance Company	Vermont	100% Stonebridge Life Insurance Company	Captive insurance company
TA Air XI, Corp.	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
TAH-MCD IV, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as the general partner for McDonald Corporate Tax Credit Fund IV Limited Partnership

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
TAH Pentagon Funds, LLC	Iowa	Sole Member - Transamerica Affordable Housing, Inc.	Serve as a general partner in a lower-tier tax credit entity
TCF Asset Management Corporation	Colorado	100% TCFC Asset Holdings, Inc.	A depository for foreclosed real and personal property
TCFC Air Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Asset Holdings, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Holding company
TCFC Employment, Inc.	Delaware	100% Transamerica Commercial Finance Corporation, I	Used for payroll for employees at Transamerica Finance Corporation
The AEGON Trust Advisory Board: Patrick J. Baird, Alexander R. Wynaendts, and Craig D. Vermie	Delaware	AEGON International B.V.	Voting Trust
The RCC Group, Inc.	Delaware	100% FGH USA LLC	Real estate
TIHI Canada Holding, LLC	Iowa	Sole Member - Transamerica International Holdings, Inc.	Holding company
TIHI Mexico, S. de R.L. de C.V.	Mexico	95% Transamerica International Holdings, Inc.; 5% Transamerica Life Insurance Company
To render and receive all kind of administrative, accountant, mercantile and financial counsel and assistance to and from any other Mexican or foreign corporation, whether or not this company is a shareholder of them

Transamerica Accounts Holding Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Affinity Services, Inc.	Maryland	100% AEGON Direct Marketing Services, Inc.	Marketing company
Transamerica Affordable Housing, Inc.	California	100% Transamerica Realty Services, LLC	General partner LHTC Partnership
Transamerica Annuity Service Corporation	New Mexico	100% Transamerica International Holdings, Inc.	Performs services required for structured settlements
Transamerica Asset Management, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 77%; AUSA Holding Co. owns 23%.	Fund advisor
Transamerica Aviation LLC	Delaware	100% TCFC Air Holdings, Inc.	Special purpose corporation
Transamerica Capital, Inc.	California	100% AUSA Holding Co.	Broker/Dealer
Transamerica Commercial Finance Corporation, I	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Consultora Y Servicios Limitada	Chile	95% Transamerica Life Insurance Company; 5% Transamerica International Holdings, Inc.	Special purpose limited liability corporation
Transamerica Consumer Finance Holding Company	Delaware	100% TCFC Asset Holdings, Inc.	Consumer finance holding company
Transamerica Corporation	Delaware	100% The AEGON Trust	Major interest in insurance and finance
Transamerica Corporation (Oregon)	Oregon	100% Transamerica Corporation	Holding company
Transamerica Direct Marketing Asia Pacific Pty Ltd.	Australia	100% AEGON DMS Holding B.V.	Holding company
Transamerica Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica Distribution Finance - Overseas, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Commercial Finance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Finance Corporation	Delaware	100% Transamerica Corporation	Commercial & Consumer Lending & equipment leasing
Transamerica Financial Advisors, Inc. (f/k/a InterSecurities, Inc.)	Delaware	1,00 shares owned by AUSA Holding Company; 209 shares owned by Transamerica International Holdings, Inc.	Broker/Dealer
Transamerica Financial Life Insurance Company	New York	87.40% AEGON USA, LLC; 12.60% Transamerica Life Insurance Company	Insurance
Transamerica Fund Services, Inc.	Florida	Western Reserve Life Assurance Co. of Ohio owns 44%; AUSA Holding Company owns 56%	Mutual fund
Transamerica Funding LP	U.K.	99% Transamerica Leasing Holdings, Inc.; 1% Transamerica Commercial Finance Corporation, I	Intermodal leasing
Transamerica Holding B.V.	Netherlands	100% AEGON International B.V.	Holding company
Transamerica Home Loan	California	100% Transamerica Consumer Finance Holding Company	Consumer mortgages
Transamerica Insurance Marketing Asia Pacific Pty Ltd.	Australia	100% Transamerica Direct Marketing Asia Pacific Pty Ltd.	Insurance intermediary
Transamerica International Direct Marketing Consultants, LLC	Maryland	51% Hugh J. McAdorey; 49% AEGON Direct Marketing Services, Inc.	Provide consulting services ancillary to the marketing of insurance products overseas.
Transamerica International Holdings, Inc.	Delaware	100% AEGON USA, LLC	Holding company
Transamerica Investment Holdings, LLC	Delaware	100 shares of Class A stock owned by Transamerica Investment Services, Inc.; 1,902.82 shares of Class B stock owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Holding company
Transamerica International RE (Bermuda) Ltd.	Bermuda	100% AEGON USA, LLC	Reinsurance
Transamerica International Re Escritório de Representação no Brasil Ltd	Brazil	95% Transamerica International Re(Bermuda) Ltd.; 5% Transamerica International Holdings, Inc.	Insurance and reinsurance consulting
Transamerica Investment Management, LLC	Delaware	81.75% Transamerica Investment Services, Inc. as Original Member; 18.25% owned by Professional Members (employees of Transamerica Investment Services, Inc.)	Investment advisor
Transamerica Investment Services, LLC	Delaware	100% AEGON USA Asset Management Holding, LLC	Holding company
Transamerica Investors, Inc.	Maryland	100% Transamerica Asset Management, Inc.	Open-end mutual fund
Transamerica Leasing Holdings, Inc.	Delaware	100% Transamerica Finance Corporation	Holding company
Transamerica Life (Bermuda) Ltd.	Bermuda	100% Transamerica Life Insurance Company	Long-term life insurer in Bermuda - - will primarily write fixed universal life and term insurance
Transamerica Life Canada	Canada	100% AEGON Canada ULC	Life insurance company
Transamerica Life Insurance Company	Iowa
676,190 shares Common Stock owned by Transamerica International Holdings, Inc.; 86,590 shares of Preferred Stock owned by Transamerica Corporation;  30,564 shares of Preferred Stock owned by AEGON USA, LLC
Insurance

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
Transamerica Life Solutions, LLC	Delaware	Investors Warranty of America, Inc. - sole member
Provision of marketing, training, educational, and support services to life insurance professionals relating to the secondary market for life insurance, primarily through its affiliation with LexNet, LP, a life settlements marketplace.

Transamerica Minerals Company	California	100% Transamerica Realty Services, LLC	Owner and lessor of oil and gas properties
Transamerica Oakmont Corporation	California	100% Transamerica International Holdings, Inc.	General partner retirement properties
Transamerica Oakmont Retirement Associates	California	General Partner is Transamerica Oakmont Corporation. 100 units of limited partnership interests widely held by individual investors.	Senior living apartments
Transamerica Pacific Insurance Company, Ltd.	Hawaii	26,000 shares common stock owned by Commonwealth General Corporation; 1,000 shares of common stock owned by Transamerica International Holdings, Inc.	Life insurance
Transamerica Pyramid Properties LLC	Iowa	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Investment Properties LLC	Delaware	100% Transamerica Life Insurance Company	Realty limited liability company
Transamerica Realty Services, LLC	Delaware	AUSA Holding Company - sole Member	Real estate investments
Transamerica Retirement Management, Inc.	Minnesota	100% AEGON Financial Services Group, Inc.	Life Insurance and underwriting services
Transamerica Retirement Services Corp.	Ohio	100% AUSA Holding Company	Record keeping
Transamerica Small Business Capital, Inc.	Delaware	100% TCFC Asset Holdings, Inc.	Holding company
Transamerica Trailer Leasing Sp. Z.O.O.	Poland	100% Transamerica Leasing Holdings, Inc.	Leasing
Transamerica Vendor Financial Services Corporation	Delaware	100% TCFC Asset Holdings, Inc.	Provides commercial leasing
United Financial Services, Inc.	Maryland	100% AEGON USA, LLC	General agency
Universal Benefits Corporation	Iowa	100% AUSA Holding Co.	Third party administrator
USA Administration Services, Inc.	Kansas	100% Transamerica Life Insurance Company	Third party administrator
Western Reserve Life Assurance Co. of Ohio	Ohio	100% AEGON USA, LLC	Insurance
Westport Strategies, LLC	Delaware	AUSA Holding Company - sole Member
Provide administrative and support services, including but not limited to plan consulting, design and administration in connection with retail insurance brokerage business as carried on by producers related to corporate-owned or trust-owned life insurance policies

WFG China Holdings, Inc.	Delaware	100% World Financial Group, Inc.	Hold interest in Insurance Agency located in Peoples Republic of China
WFG Insurance Agency of Puerto Rico, Inc.	Puerto Rico	100% World Financial Group Insurance Agency, Inc.	Insurance agency

Name	Jurisdiction of Incorporation	Percent of Voting Securities Owned	Business
WFG Properties Holdings, LLC	Georgia	100% World Financial Group, Inc.	Marketing
WFG Property & Casualty Insurance Agency of California, Inc.	California	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency of Nevada, Inc.	Nevada	100% WFG Property & Casualty Insurance Agency, Inc.	Insurance agency
WFG Property & Casualty Insurance Agency, Inc.	Georgia	100% World Financial Group Insurance Agency, Inc.	Insurance agency
WFG Reinsurance Limited	Bermuda	51% owned by World Financial Group, Inc; remaining 49% is annually offered to independent contractors associated with WFG Reinsurance Ltd.	Reinsurance
WFG Securities of Canada, Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Mutual fund dealer
World Financial Group Holding Company of Canada Inc.	Canada	100% Transamerica International Holdings, Inc.	Holding company
World Financial Group Insurance Agency of Canada Inc.	Ontario	50% World Financial Group Holding Co. of Canada Inc.; 50% World Financial Group Subholding Co. of Canada Inc.	Insurance agency
World Financial Group Insurance Agency of Hawaii, Inc.	Hawaii	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Massachusetts, Inc.	Massachusetts	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency of Wyoming, Inc.	Wyoming	100% World Financial Group Insurance Agency, Inc.	Insurance agency
World Financial Group Insurance Agency, Inc.	California	100% Western Reserve Life Assurance Co. of Ohio	Insurance agency
World Financial Group Subholding Company of Canada Inc.	Canada	100% World Financial Group Holding Company of Canada, Inc.	Holding company
World Financial Group, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Marketing
World Group Securities, Inc.	Delaware	100% AEGON Asset Management Services, Inc.	Broker-dealer
Zahorik Company, Inc.	California	100% AUSA Holding Co.	Inactive
Zero Beta Fund, LLC	Delaware
Members are:  Transamerica Life Insurance Company (74.0181%);  Monumental Life Insurance Company (23.6720%); Transamerica Financial Life Insurance Company (2.3097%).  Manager:  AEGON USA Investment Management LLC
Aggregating vehicle formed to hold various fund investments.

Item 29.                 Indemnification

Provisions exist under the New York Law, the Articles of Incorporation of Transamerica and the Amended and Restated By-Laws of Transamerica whereby Transamerica may indemnify certain persons against certain payments incurred by such persons.  The following excerpts contain the substance of these provisions.

New York Business Corporation Law

Section 722.                      Authorization for indemnification of directors and officers

(a)           A corporation may indemnify any person made, or threatened to be made, a party to an action or proceeding (other than one by or in the right of the corporation to procure a judgment in its favor), whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, domestic or foreign, or any partnership, joint venture, trust, employee benefit plan or other enterprise, which any director or officer of the corporation served in any capacity at the request of the corporation, by reason of the fact that he, his testator or intestate, was a director or officer of the corporation, or served such other corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity, against judgments, fines, amounts paid in settlement and reasonable expenses, including attorneys' fees actually and necessarily incurred as a result of such action or proceeding, or any appeal therein, if such director or officer acted, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation and, in criminal actions or proceedings, in addition, had no reasonable cause to believe that his conduct was unlawful.

(b)           The termination of any such civil or criminal action or proceeding by judgment, settlement, conviction or upon a plea of nolo contendere, or its equivalent, shall not in itself create a presumption that any such director or officer did not act, in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation or that he had reasonable cause to believe that his conduct was unlawful.

(c)           A corporation may indemnify any person made, or threatened to be made, a party to an action by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he, this testator or intestate, is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of any other corporation of any type or kind, domestic or foreign, of any partnership, joint venture, trust, employee benefit plan or other enterprise, against amounts paid in settlement and reasonable expenses, including attorneys' fees, actually and necessarily incurred by him in connection with the defense or settlement of such action, or in connection with an appeal therein, if such director or officer acted in good faith, for a purpose which he reasonably believed to be in, or, in the case of service for any other corporation or any partnership, joint venture, trust, employee benefit plan or other enterprise, not opposed to, the best interests of the corporation, except that no indemnification under this paragraph shall be made in respect of (1) a threatened action, or a pending action which is settled or otherwise disposed of, or (2) any claim, issue or matter as to which such person shall have been adjudged to be liable to the corporation, unless and only to the extent that the court in which the action was brought, or, if no action was brought, any court of competent jurisdiction, determines upon application that, in view of all the circumstances of the case, the person is fairly and reasonably entitled to indemnify for such portion of the settlement amount and expenses as the court deems proper.

(d)           For the purpose of this section, a corporation shall be deemed to have requested a person to serve an employee benefit plan where the performance by such person of his duties to the corporation also imposes duties on, or otherwise involves services by, such person to the plan or participants or beneficiaries of the plan; excise taxes assessed on a person with respect to an employee benefit plan pursuant to applicable law shall be considered fines; and action taken or omitted by a person with respect to an employee benefit plan in the performance of such person's duties for a purpose reasonably believed by such person to be in the interest of the participants and beneficiaries of the plan shall be deemed to be for a purpose which is not opposed to the best interests of the corporation.

Amended and Restated Bylaws

ARTICLE II

DIRECTORS AND THEIR MEETINGS

SEC. 7.                      Any person made a party to any action, suit, or proceeding by reason of the fact that he, his testator or intestate, is or was a director, officer, or employee of the Company or of any Company which he served as such at the request of the Company, shall be indemnified by the Company against the reasonable expenses, including attorney's fees, actually and necessarily incurred by him in connection with the defense of such action, suit or proceeding, or in connection with appeal therein, except in relation to matters as to which it shall be adjudged in such action, suit or proceeding that such officer, Director, or employee is liable for negligence or misconduct in the performance of his duties.  The Company may also reimburse to any Director, officer, or employee the reasonable costs of settlement of any such action, suit, or proceeding, if it shall be found by a majority of a committee composed of the Directors not involved in the matter of controversy (whether or not a quorum) that it was in the interest of the Company that such settlement be made and that such Director, officer or employee was not guilty of negligence or misconduct.  The amount to be paid, in each instance, pursuant to action of the Board of Directors, and the stockholders shall be given notice thereof in accordance with applicable provisions of law.  Such right of indemnification shall not be deemed exclusive of any other rights to which such Director, officer, or employee may be entitled.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.                    Principal Underwriter

(a)       Transamerica Capital, Inc. serves as the principal underwriter for:

Transamerica Capital, Inc. serves as the principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA K, Separate Account VA L, Separate Account VA P, Separate Account VA Q, Separate Account VA R, Separate Account VA S, Separate Account VA W, Separate Account VA X, Separate Account VA Y; Separate Account VA Z, Separate Account VA EE, Separate Account VA-1, Separate Account VA-2L, Separate Account VA-5, Separate Account VA-6, Separate Account VA-7, Separate Account VA-8, Separate Account Fund B, Separate Account Fund C, Transamerica Corporate Separate Account Sixteen, Separate Account VL A, Separate Account VUL-3 and Separate Account VUL A. These accounts are separate accounts of Transamerica Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA BNY, Separate Account VA GNY, Separate Account VA HNY, Separate Account VA QNY, Separate Account VA WNY, Separate Account VA YNY, TFLIC Separate Account VNY, Separate Account VA-2LNY, TFLIC Separate Account C, Separate Account VA-5NLNY, Separate Account VA-6NY, TFLIC Series Annuity Account and TFLIC Series Life Account.  These accounts are separate accounts of Transamerica Financial Life Insurance Company.

Transamerica Capital, Inc. serves as principal underwriter for Separate Account VA U, Separate Account VA V, Separate Account VA AA, WRL Series Life Account, WRL Series Life Account G, WRL Series Life Corporate Account, WRL Series Annuity Account and WRL Series Annuity Account B.  These accounts are separate accounts of Western Reserve Life Assurance Co. of Ohio.

Transamerica Capital, Inc. also serves as principal underwriter for Separate Account VA BB, Separate Account VA CC, Separate Account VA WM, and Separate Account VL E.  This account is a separate account of Monumental Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for Merrill Lynch Life Variable Annuity Separate Account, Merrill Lynch Life Variable Annuity Separate Account A, Merrill Lynch Life Variable Annuity Separate Account B, Merrill Lynch Life Variable Annuity Separate Account C, Merrill Lynch Life Variable Annuity Separate Account D, Merrill Lynch Variable Life Separate Account, and Merrill Lynch Life Variable Life Separate Account II.  These accounts are separate accounts of Merrill Lynch Life Insurance Company.

Transamerica Capital, Inc. also serves as principal underwriter for ML of New York Variable Annuity Separate Account, ML of New York Variable Annuity Separate Account A, ML of New York Variable Annuity Separate Account B, ML of New York Variable Annuity Separate Account C, ML of New York Variable Annuity Separate Account D, ML of New York Variable Life Separate Account, and ML of New York Variable Life Separate Account II.  These accounts are separate accounts of ML Life Insurance Company of New York.

Transamerica Capital, Inc. also serves as principal underwriter for Transamerica Series Trust, Transamerica Funds and Transamerica Investors, Inc.

(b)           Directors and Officers of Transamerica Capital, Inc.:

Name	Principal Business Address	Position and Offices with Underwriter
John T. Mallett	(1)	Director
Mark W. Mullin	(1)	Director
Lon J. Olejniczak	(1)	Chief Executive Officer and Director
Michael W. Brandsma	(2)	Director, President and Chief Financial Officer
Blake S. Bostwick	(2)	Chief Operations Officer
David R. Paulsen	(2)	Executive Vice President
Michael G. Petko	(2)	Executive Vice President
Anne M. Spaes	(3)	Executive Vice President and Chief Marketing Officer
Courtney John	(2)	Chief Compliance Officer and Vice President
Frank A. Camp	(1)	Secretary
Amy J. Boyle	(4)	Assistant Vice President
John W. Fischer	(4)	Assistant Vice President
Clifton W. Flenniken, III	(5)	Assistant Vice President
Dennis P. Gallagher	(4)	Assistant Vice President
Linda S. Gilmer	(1)	Vice President
Karen D. Heburn	(4)	Vice President
Kyle A. Keelan	(4)	Assistant Vice President
Christy Post-Rissin	(4)	Assistant Vice President
Brenda L. Smith	(4)	Assistant Vice President
Darin D. Smith	(1)	Assistant Vice President
Arthur D. Woods	(4)	Assistant Vice President
Tamara D. Barkdoll	(2)	Assistant Secretary
Erin K. Burke	(1)	Assistant Secretary
Elizabeth Belanger	(6)	Assistant Vice President
Amy Angle	(3)	Assistant Secretary

(1)       4333 Edgewood Road N.E., Cedar Rapids, IA  52499-0001
(2)       4600 S Syracuse St, Suite 1100, Denver, CO  80237-2719
(3)       400 West Market Street, Louisville, KY  40202
(4)       570 Carillon Parkway, St. Petersburg, FL  33716
(5)       1111 North Charles Street, Baltimore, MD  21201
(6)   440 Mamaroneck Avenue, Harrison, NY 10528

(c)       Compensation to Principal Underwriter:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions*	Compensation on Events Occasioning the Deduction of A Deferred Sales Load	Brokerage Commissions	Other Compensation
Transamerica Capital, Inc.		$0	$ 952,891	0

* TCI passes through any commissions paid to it to the selling firms and does not retain any portion of such payments.

Item 31.                  Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica at   440 Mamaroneck Avenue , New York  105 28 , 4800 140th Avenue North, Clearwater, Florida  33762, or 12855 Starkey Road, Largo, Florida  33773.

Item 32.                  Management Services

Not Applicable

Item 33.                  Fee Representation Undertakings

Transamerica hereby represents that the fees and charges deducted under the TFLIC Freedom Elite Builder II Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 7 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on 22nd day of April, 20 10 .

TFLIC SERIES LIFE ACCOUNT
                                     Registrant

By:  /s/ Peter G. Kunkel
Peter G. Kunkel*/
Chairman of the Board and President

                   TRANSAMERICA FINANCIAL LIFE
                            INSURANCE COMPANY
                                     Depositor

By: /s/ Peter G. Kunkel
Peter G. Kunkel
Chairman of the Board and President*/of
Transamerica Financial Life InsuranceCompany

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

     Signature and Title                                                                                                       DATE

/s/ Peter G. Kunkel	April 22, 2010
Peter G.Kunkel*_/
Chairman of the Board and President*

/s/ William Brown, Jr.	April 22, 2010
William Brown, Jr. *_/
Director

//s/John T. Mallett	April 22, 2010
John T. Mallett*_/
Director and Vice President

//s/ Steven E. Frushtick	April 22, 2010
Steven E. Frushtick*_/
Director

/s/Peter P. Post	April 22, 2010
Peter P. Post*_/
Director

/s/Colette F. Vargas	April 22, 2010
Colette F. Vargas*_/
Director and Chief Actuary

//s/Robert F. Colby	April 22, 2010
Robert F. Colby*_/
Director, Vice
President, Assistant Secretary and Counsel

/s/ Elizabeth Belanger	April 22, 2010
Elizabeth Belanger*_/
Director

/s/ Arthur D. Woods

*_/ Signed by Arthur D. Woods, Esq.,
as Attorney-In-Fact pursuant to powers of attorney filed herewith

Exhibit Index

Exhibit No.	Description of Exhibit
26(k)	Opinion and Consent of Arthur D. Woods, Esq. as to Legality of Securities Being Registered
26(l)	Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered
26(n)(i)	Written Consent of Ernst & Young LLP

26(k)

Opinion and Consent of Arthur D. Woods , Esq. as to Legality of Securities Being Registered

26(l)

Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered

26(n)(i)

Written Consent of Ernst & Young LLP